Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Australia (4.2%)
	Commonwealth Bank of Australia	24,567,806	3,071,094
	BHP Group Ltd. (XASX)	47,754,794	2,012,891
	Westpac Banking Corp.	50,341,125	1,334,910
	National Australia Bank Ltd.	45,111,919	1,306,259
	ANZ Group Holdings Ltd.	44,450,208	1,161,710
	BHP Group Ltd.	27,076,249	1,153,095
	Wesfarmers Ltd.	16,643,332	1,042,461
	Macquarie Group Ltd.	5,142,651	912,917
	Woodside Energy Group Ltd.	27,896,882	652,925
	Rio Tinto Ltd.	5,455,458	650,191
	CSL Ltd.	7,161,606	619,194
	Goodman Group	29,404,912	612,179
	Woolworths Group Ltd.	17,934,428	500,472
	Transurban Group	45,698,248	474,565
	QBE Insurance Group Ltd.	22,065,533	382,721
	Aristocrat Leisure Ltd.	7,984,537	358,866
	Coles Group Ltd.	19,694,799	332,704
	Fortescue Ltd.	23,303,768	302,396
	Northern Star Resources Ltd.	20,385,715	282,522
	Brambles Ltd.	19,828,013	272,193
	Santos Ltd.	47,935,536	266,222
	Evolution Mining Ltd.	29,737,687	235,800
	Computershare Ltd.	7,792,478	223,902
*	James Hardie Industries plc	8,353,239	215,637
	Suncorp Group Ltd.	16,001,453	215,296
	Scentre Group	77,331,426	212,315
	South32 Ltd.	65,944,291	210,237
	Telstra Group Ltd.	57,922,852	204,489
	Insurance Australia Group Ltd.	33,204,647	197,840
	Origin Energy Ltd.	25,209,321	190,190
	Washington H Soul Pattinson & Co. Ltd.	5,034,883	163,406
	Sigma Healthcare Ltd.	75,184,983	155,031
	BlueScope Steel Ltd.	6,474,758	148,507
	Medibank Pvt Ltd.	40,767,796	147,773
*	PLS Group Ltd.	46,269,648	134,442
*	Lynas Rare Earths Ltd.	13,211,244	129,665
	APA Group	18,101,774	129,489
	Lottery Corp. Ltd.	32,347,734	126,738
*	Xero Ltd.	2,418,470	120,742
*,1	NEXTDC Ltd.	12,368,920	116,337
	Charter Hall Group	6,997,769	114,425
	Orica Ltd.	6,922,004	113,075
	ALS Ltd.	7,434,552	112,211
	ASX Ltd.	2,872,591	110,807
	Vicinity Ltd.	57,838,154	108,698
	Stockland	35,871,774	107,378
	GPT Group	29,145,904	104,980
[1]	Sonic Healthcare Ltd.	6,835,739	104,618
*	Mineral Resources Ltd.	2,490,840	101,233
	Ampol Ltd.	3,553,504	100,259
[1]	CAR Group Ltd.	5,386,448	98,351
	Technology One Ltd.	4,416,902	96,335
*	Light & Wonder Inc.	1,172,029	93,739
	JB Hi-Fi Ltd.	1,606,427	92,413
*	Sandfire Resources Ltd.	6,897,619	91,306
	Pro Medicus Ltd.	791,601	90,052
	SGH Ltd.	2,820,830	87,236
	Ramsay Health Care Ltd.	2,691,218	83,637
[2]	Qube Holdings Ltd.	24,403,835	82,424
[1]	Cochlear Ltd.	969,413	81,245
	REA Group Ltd.	702,351	79,320
	Qantas Airways Ltd.	10,852,020	75,519

		Shares	Market Value ($000)
	Mirvac Group	59,815,951	75,020
	WiseTech Global Ltd.	2,853,415	73,547
	Aurizon Holdings Ltd.	24,772,989	72,851
	Bendigo & Adelaide Bank Ltd.	8,651,235	69,551
	Perseus Mining Ltd.	20,237,882	69,280
	HUB24 Ltd.	1,098,935	65,437
	Dexus	15,566,040	65,372
*	Genesis Minerals Ltd.	15,734,860	63,034
	Dyno Nobel Ltd.	23,535,780	62,297
	Ramelius Resources Ltd.	27,240,845	58,585
	Whitehaven Coal Ltd.	11,290,864	55,761
	AMP Ltd.	36,517,781	55,024
	Steadfast Group Ltd.	15,239,593	54,463
	Endeavour Group Ltd.	21,941,812	53,554
	Capricorn Metals Ltd.	5,991,643	53,113
	Downer EDI Ltd.	9,713,661	52,846
	Cleanaway Waste Management Ltd.	31,607,698	51,906
*	Greatland Resources Ltd.	7,462,627	51,605
	SEEK Ltd.	4,995,044	51,537
	AGL Energy Ltd.	8,795,965	51,182
	Challenger Ltd.	7,310,079	50,234
	Vault Minerals Ltd.	14,936,118	50,057
	Worley Ltd.	6,702,603	49,750
	Ansell Ltd.	2,081,882	47,812
*	IGO Ltd.	9,802,090	47,176
	Regis Resources Ltd.	10,792,833	46,250
	Ventia Services Group Pty Ltd.	11,332,406	46,217
	Westgold Resources Ltd.	13,726,045	45,754
	Bank of Queensland Ltd.	9,408,475	43,823
*	Megaport Ltd.	3,412,975	43,623
	Codan Ltd.	1,540,352	43,264
	Sims Ltd.	2,329,297	41,605
	Eagers Automotive Ltd.	2,495,474	41,027
*,1	Telix Pharmaceuticals Ltd.	4,104,303	40,779
*	Paladin Energy Ltd.	6,007,431	39,713
[1]	Reece Ltd.	3,516,837	39,487
	Treasury Wine Estates Ltd.	10,751,126	37,184
	nib holdings Ltd.	6,971,134	36,682
	AUB Group Ltd.	1,825,317	35,568
[1]	Breville Group Ltd.	1,465,299	33,687
	Metcash Ltd.	15,567,644	33,240
*	Zip Co. Ltd.	17,978,927	32,188
[3]	Viva Energy Group Ltd.	15,889,342	31,947
	NRW Holdings Ltd.	6,337,148	31,045
*	Emerald Resources NL	7,568,593	28,400
	Region Group	16,635,576	27,812
	Monadelphous Group Ltd.	1,356,050	27,764
	Reliance Worldwide Corp. Ltd.	11,017,255	27,098
	Netwealth Group Ltd.	1,760,213	26,569
	Pinnacle Investment Management Group Ltd.	2,372,914	26,484
*	Predictive Discovery Ltd.	56,580,604	26,241
	Iluka Resources Ltd.	6,195,314	26,196
	Charter Hall Long Wale REIT	9,772,611	26,128
[1]	New Hope Corp. Ltd.	7,115,752	26,060
	Harvey Norman Holdings Ltd.	7,377,769	25,410
	Atlas Arteria Ltd.	6,914,180	24,419
	BWP Property Group Ltd.	8,580,871	23,415
	Charter Hall Retail REIT	8,164,433	23,077
	TPG Telecom Ltd.	9,040,276	22,696
	HomeCo Daily Needs REIT	25,082,878	22,287
	Yancoal Australia Ltd.	5,581,922	21,995
	Perpetual Ltd.	1,644,155	21,842
[1]	Flight Centre Travel Group Ltd.	2,356,443	21,779
	Lendlease Corp. Ltd.	9,909,272	21,015
*	Liontown Ltd.	31,027,202	20,986
	Super Retail Group Ltd.	2,222,528	20,729
	Tabcorp Holdings Ltd.	32,847,829	20,582
*,1	Neuren Pharmaceuticals Ltd.	1,601,911	20,192
*	Resolute Mining Ltd.	29,633,149	19,389
	SRG Global Ltd.	8,194,044	19,282

		Shares	Market Value ($000)
	Centuria Industrial REIT	8,929,397	18,860
	Deterra Royalties Ltd.	6,130,576	18,663
*,1	4DMedical Ltd.	7,235,457	18,403
*	Bellevue Gold Ltd.	20,829,595	18,238
	Imdex Ltd.	7,054,932	18,225
	Perenti Ltd.	12,205,016	18,111
	Orora Ltd.	17,373,131	17,735
*	Nickel Industries Ltd.	30,605,644	17,438
	Ingenia Communities Group	5,708,825	17,416
*,1	Mesoblast Ltd.	12,007,672	17,232
	SmartGroup Corp. Ltd.	1,859,535	16,745
	Magellan Financial Group Ltd.	2,461,470	16,475
	Bega Cheese Ltd.	3,834,731	16,367
	Waypoint REIT Ltd.	9,166,995	16,026
*	Superloop Ltd.	7,039,278	15,777
*,1	Ora Banda Mining Ltd.	19,483,189	15,520
	Lovisa Holdings Ltd.	917,101	15,287
	EVT Ltd.	1,689,054	15,179
*,1	DroneShield Ltd.	12,719,791	15,152
	Dicker Data Ltd.	1,707,496	15,030
	ARB Corp. Ltd.	1,074,260	14,872
	Data#3 Ltd.	2,105,676	14,446
	Champion Iron Ltd.	5,945,118	14,137
	Service Stream Ltd.	8,219,149	14,048
[1]	Generation Development Group Ltd.	4,914,286	14,018
[1]	Guzman y Gomez Ltd.	790,275	13,770
	Beach Energy Ltd.	21,346,902	13,728
	Helia Group Ltd.	3,816,902	13,425
*,1	Catalyst Metals Ltd.	3,554,347	13,416
*,1	FireFly Metals Ltd.	10,724,809	13,069
*	Alkane Resources Ltd.	13,974,031	13,029
*	Develop Global Ltd.	3,785,869	12,861
*	Austal Ltd.	5,094,734	12,849
*,1	Metals X Ltd.	11,613,062	12,842
	Premier Investments Ltd.	1,329,920	12,754
	IRESS Ltd.	2,648,539	12,694
	Karoon Energy Ltd.	10,150,154	12,582
	Arena REIT	5,612,315	12,536
	Nine Entertainment Co. Holdings Ltd.	18,334,476	12,327
	Nick Scali Ltd.	1,106,630	12,275
	GrainCorp Ltd. Class A	3,114,031	12,218
*,1	Deep Yellow Ltd.	13,159,010	12,155
*	WEB Travel Group Ltd.	4,986,559	11,915
[1]	Elders Ltd.	2,993,417	11,812
	Regis Healthcare Ltd.	2,645,714	11,572
[1]	Domino's Pizza Enterprises Ltd.	888,310	11,561
*,1	Elevra Lithium Ltd.	2,181,741	11,415
	Aussie Broadband Ltd.	3,398,505	11,335
	McMillan Shakespeare Ltd.	821,890	11,270
	Centuria Capital Group	10,931,826	11,212
*,1	Electro Optic Systems Holdings Ltd.	2,376,831	11,176
[1]	DigiCo Infrastructure REIT	6,212,591	11,060
[1]	GQG Partners Inc.	11,360,617	10,852
*	Nufarm Ltd.	5,126,161	10,777
	Aspen Group Ltd.	2,948,843	10,520
*	Judo Capital Holdings Ltd.	15,146,002	10,293
*,1	Silex Systems Ltd.	3,190,286	10,231
*	PEXA Group Ltd.	1,941,959	10,087
[1]	Kingsgate Consolidated Ltd.	3,492,714	9,878
[1]	IPH Ltd.	3,334,098	9,742
*,1	Weebit Nano Ltd.	3,139,707	9,516
	Amotiv Ltd.	1,878,167	9,269
	Credit Corp. Group Ltd.	947,737	9,169
*,1	Vulcan Energy Resources Ltd.	5,030,072	8,979
	Collins Foods Ltd.	1,556,143	8,965
	Charter Hall Social Infrastructure REIT	4,828,954	8,735
*,1	SiteMinder Ltd.	3,701,928	8,726
[1]	PWR Holdings Ltd.	1,226,373	8,549
	Ridley Corp. Ltd.	4,227,080	8,497
*,1	IperionX Ltd.	3,929,338	8,362

		Shares	Market Value ($000)
	Inghams Group Ltd.	5,270,215	8,328
*,1	Catapult Sports Ltd.	3,521,247	8,300
	oOh!media Ltd.	7,556,607	8,241
*,1	Macquarie Technology Group Ltd.	194,235	8,236
	Kelsian Group Ltd.	2,620,589	8,154
	MyState Ltd.	2,359,193	8,101
*	Nanosonics Ltd.	3,652,011	8,061
	Gemlife Communities Group	2,566,874	7,966
[1]	HMC Capital Ltd.	3,904,691	7,886
[1]	Rural Funds Trust	5,109,772	7,798
*	Pantoro Gold Ltd.	5,323,179	7,630
	Maas Group Holdings Ltd.	2,166,311	7,564
	Hansen Technologies Ltd.	2,530,150	7,543
	Bravura Solutions Ltd.	4,214,349	7,526
[1]	Supply Network Ltd.	309,466	7,344
[1]	L1 Group Ltd.	10,099,067	7,302
	Dexus Industria REIT	4,209,211	7,287
*,1	Clarity Pharmaceuticals Ltd.	4,223,773	7,002
	Cromwell Property Group	22,702,585	6,874
	Integral Diagnostics Ltd.	4,649,730	6,859
*,1	Arafura Rare Earths Ltd.	53,599,136	6,746
*,1	Core Lithium Ltd.	40,094,659	6,742
	Stanmore Resources Ltd.	4,069,467	6,591
	Redox Ltd.	2,529,146	6,512
*	Tuas Ltd.	4,184,666	6,321
*	Virgin Australia Holdings Ltd.	3,225,484	6,284
[1]	Regal Partners Ltd.	3,185,781	6,192
[1]	IDP Education Ltd.	3,748,331	6,048
[1]	Select Harvests Ltd.	2,033,648	5,992
	Growthpoint Properties Australia Ltd.	3,767,093	5,899
*	Temple & Webster Group Ltd.	1,476,542	5,718
*	Alpha HPA Ltd.	16,418,906	5,636
	Storage King Group	6,065,273	5,487
*	St. Barbara Ltd.	17,126,884	5,466
	Navigator Global Investments Ltd.	3,331,109	5,438
*,1	PolyNovo Ltd.	8,913,384	5,404
	MA Financial Group Ltd.	1,329,772	5,319
*	WA1 Resources Ltd.	693,049	5,278
	FleetPartners Group Ltd.	2,619,714	5,196
	GWA Group Ltd.	3,050,743	5,124
*,1	Lifestyle Communities Ltd.	1,412,209	5,044
*,1,2	Corporate Travel Management Ltd.	1,748,704	4,943
*,1	Boss Energy Ltd.	5,751,901	4,925
[1]	Australian Clinical Labs Ltd.	2,700,076	4,517
	EQT Holdings Ltd.	375,353	4,438
	Cedar Woods Properties Ltd.	896,502	4,409
*	Amplitude Energy Ltd.	4,058,320	4,334
*,1	Oceania Healthcare Ltd.	9,596,192	4,264
	Centuria Office REIT	6,566,133	4,224
*	Aurelia Metals Ltd.	18,540,354	4,105
	Australian Ethical Investment Ltd.	1,316,271	4,085
	Abacus Group	6,091,135	4,053
*	Omni Bridgeway Ltd.	3,797,517	4,050
*,1	Tyro Payments Ltd.	6,769,387	4,004
[1]	Vulcan Steel Ltd.	1,075,898	3,967
*,1	Chalice Mining Ltd.	5,047,081	3,959
[1]	Jumbo Interactive Ltd.	755,869	3,843
[1]	Clinuvel Pharmaceuticals Ltd.	567,868	3,616
[1]	Kogan.com Ltd.	1,083,667	3,259
*,1	Wildcat Resources Ltd.	13,745,777	3,232
*	Fineos Corp. Ltd.	2,331,330	3,183
*,1	HealthCo REIT	6,055,631	3,168
*,1	Star Entertainment Group Ltd.	31,891,309	3,137
[1]	Praemium Ltd.	5,899,743	3,002
	GDI Property Group Partnership	6,717,174	3,001
	Australian Finance Group Ltd.	2,690,537	2,975
*	Nuix Ltd.	3,029,583	2,723
*,1	ioneer Ltd.	33,279,056	2,703
*	Emeco Holdings Ltd.	3,938,462	2,680
[1]	Accent Group Ltd.	5,449,524	2,653

		Shares	Market Value ($000)
[1]	Myer Holdings Ltd.	17,809,658	2,624
*,1	BrainChip Holdings Ltd.	28,641,497	2,611
*	29Metals Ltd.	13,432,585	2,459
*,1	Strike Energy Ltd.	34,790,225	2,414
[1]	Bapcor Ltd.	7,801,488	2,406
	Solvar Ltd.	2,178,324	2,395
*,1	Healius Ltd.	8,863,728	2,329
*,2	AVZ Minerals Ltd.	30,957,657	2,178
	Macmahon Holdings Ltd.	3,142,898	2,037
*,1	Australian Agricultural Co. Ltd.	2,079,048	1,990
*	Coast Entertainment Holdings Ltd.	5,437,328	1,983
*,1	Mayne Pharma Group Ltd.	1,041,102	1,951
*	Minerals 260 Ltd.	3,811,745	1,569
*	Sunrise Energy Metals Ltd.	155,599	1,569
*	PYC Therapeutics Ltd.	1,312,180	1,567
*,1	Audinate Group Ltd.	1,023,976	1,365
*,1	Baby Bunting Group Ltd.	1,778,262	1,297
*	Lindian Resources Ltd.	2,361,576	1,285
	Cuscal Ltd.	358,112	1,266
*	EQ Resources Ltd.	6,727,967	1,205
*	Artrya Ltd.	404,228	1,141
	Humm Group Ltd.	3,828,741	1,134
*,1	Syrah Resources Ltd.	14,118,241	1,091
*	Elsight Ltd.	273,273	1,076
*,1	EML Payments Ltd.	4,369,586	997
	Webjet Group Ltd.	3,479,657	992
[1]	G8 Education Ltd.	9,242,235	972
*,1	Novonix Ltd.	9,395,265	952
	GenusPlus Group Ltd.	137,292	844
	Southern Cross Electrical Engineering Ltd.	274,383	835
	Tasmea Ltd.	134,130	789
*,2	Firefinch Ltd.	14,620,770	207
	Sims Ltd. ADR	57	1
*,1,2	ESG Minerals Ltd.	747,574	—
			27,268,335
Austria (0.3%)
	Erste Group Bank AG	4,131,468	540,079
[3]	BAWAG Group AG	1,135,289	230,232
	OMV AG	2,089,373	152,786
	Raiffeisen Bank International AG	1,877,127	128,881
	voestalpine AG	1,764,262	91,901
	ANDRITZ AG	947,420	89,245
	Verbund AG	964,750	66,219
*	AT&S Austria Technologie & Systemtechnik AG	365,626	55,992
	Vienna Insurance Group AG Wiener Versicherung Gruppe	511,821	41,943
[1]	Wienerberger AG	1,573,347	38,724
	Strabag SE	376,207	36,311
	UNIQA Insurance Group AG	1,618,649	33,687
	DO & CO AG	111,065	25,934
	EVN AG	514,914	17,446
[1]	Oesterreichische Post AG	455,972	17,132
	Telekom Austria AG Class A	1,101,434	12,906
	Porr AG	267,585	11,621
[1]	CA Immobilien Anlagen AG	401,488	11,220
[1]	Mayr Melnhof Karton AG	116,725	11,190
*,1	CPI Europe AG	455,500	8,172
[1]	Palfinger AG	221,007	7,472
*,1	Lenzing AG	269,718	7,328
[1]	SBO AG	145,648	4,941
*,1	BAJAJ Mobility AG	125,178	2,948
[1]	Agrana Beteiligungs AG	153,460	2,009
			1,646,319
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,949,503	1,211,570
*	Argenx SE	913,643	782,533
	KBC Group NV	3,270,795	470,533
	UCB SA	1,766,746	453,495
	Ageas SA/NV	2,839,782	235,012
	Aedifica SA	1,384,122	111,926

		Shares	Market Value ($000)
	Groupe Bruxelles Lambert NV	1,109,179	100,044
	Ackermans & van Haaren NV	318,798	98,942
	Elia Group SA/NV Class B	656,377	94,049
	Syensqo SA	1,014,803	90,274
	Umicore SA	3,369,392	84,100
	Lotus Bakeries NV	5,917	75,893
	Warehouses De Pauw CVA	2,724,863	70,124
[1]	Financiere de Tubize SA	306,499	68,548
	Sofina SA	222,193	62,966
	D'ieteren Group	301,098	62,148
	KBC Ancora	551,076	56,307
	Azelis Group NV	3,340,323	43,621
	Solvay SA	1,048,409	32,133
	Montea NV	345,222	27,057
	Fagron	919,689	24,566
	CMB Tech NV	1,443,856	23,461
	Melexis NV	282,700	22,199
	Bekaert SA	440,233	20,232
	VGP NV	193,951	18,898
	Deme Group NV	95,371	18,195
	Xior Student Housing NV	551,301	17,545
	Gimv NV	340,187	17,517
	Colruyt Group NV	356,371	15,976
	Shurgard Self Storage Ltd.	468,130	13,678
	Retail Estates NV	173,924	13,223
	Proximus SADP	1,781,267	13,193
	Kinepolis Group NV	187,391	8,739
	Barco NV	827,802	7,500
	Tessenderlo Group SA	281,028	6,920
	Vastned NV	125,238	4,293
*	bpost SA	1,310,484	2,271
			4,479,681
Brazil (0.8%)
	Vale SA	51,498,124	774,938
	Petroleo Brasileiro SA - Petrobras	54,490,355	527,151
	B3 SA - Brasil Bolsa Balcao	74,394,719	230,853
	WEG SA	21,842,671	203,382
	Ambev SA	62,967,073	198,622
	Axia Energia SA	18,901,601	196,953
	Banco BTG Pactual SA	17,428,542	195,287
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	30,773,035	168,157
	Embraer SA	8,598,595	147,388
*	PRIO SA	11,909,163	142,957
	Equatorial SA	15,155,203	115,582
	Vibra Energia SA	15,481,385	110,098
	Banco do Brasil SA	25,006,496	105,321
	Localiza Rent a Car SA	13,004,363	96,484
	Suzano SA	9,878,904	84,423
	Cia Paranaense de Energia - Copel	26,844,258	78,534
[3]	Rede D'Or Sao Luiz SA	11,249,755	76,875
	BB Seguridade Participacoes SA	9,113,860	74,182
	Raia Drogasil SA	19,271,591	70,256
*	Eneva SA	13,238,252	68,709
	Ultrapar Participacoes SA	10,430,235	68,003
	Banco Bradesco SA	21,226,242	66,956
	Energisa SA	6,075,254	59,696
	Itau Unibanco Holding SA	6,612,619	59,537
	Telefonica Brasil SA	9,045,240	58,224
	Rumo SA	20,300,433	57,828
	Motiva Infraestrutura de Mobilidade SA	17,445,427	50,796
	TOTVS SA	7,756,055	47,523
	Klabin SA	12,899,821	46,442
	Cia de Saneamento de Minas Gerais Copasa MG	3,609,603	45,694
	TIM SA	10,546,300	40,424
	Lojas Renner SA	14,511,450	38,933
	Caixa Seguridade Participacoes SA	8,670,400	34,636
	Banco Santander Brasil SA	5,875,107	33,170
	Kinea Rendimentos Imobiliarios FII	1,540,456	32,841
	XP MALLS FDO INV IMOB FII	1,476,030	30,510

		Shares	Market Value ($000)
	Sendas Distribuidora SA	17,772,431	29,801
	Smartfit Escola de Ginastica e Danca SA	7,648,077	29,722
	Porto Seguro SA	2,631,858	28,400
*	Cosan SA	33,897,961	27,217
	Allos SA	5,087,085	27,186
	Multiplan Empreendimentos Imobiliarios SA	4,545,558	25,224
	Embraer SA ADR	362,551	24,773
	Transmissora Alianca de Energia Eletrica SA	3,158,375	24,710
	CPFL Energia SA	2,707,500	24,644
	MBRF Global Foods Co. SA	6,957,361	24,074
	Brava Energia	5,937,378	23,191
	Hypera SA	5,232,408	21,955
*	Natura Cosmeticos SA	12,870,050	21,276
	Kinea Indice de Precos FII	1,157,310	20,910
	FII BTLG	997,019	19,828
	Alupar Investimento SA	3,077,236	19,802
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	3,601,860	19,630
	Engie Brasil Energia SA	3,294,974	19,370
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	605,422	17,607
	Cia De Saneamento do Parana Sanepar	2,358,695	16,858
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,803,144	16,033
[3]	GPS Participacoes e Empreendimentos SA	6,611,637	15,286
	Iguatemi SA	2,926,410	14,334
	Kinea Renda Imobiliaria FII	452,696	14,088
	Cogna Educacao SA	29,713,123	13,364
	Cury Construtora e Incorporadora SA	2,179,500	12,937
	Fleury SA	3,677,443	12,434
	Direcional Engenharia SA	5,438,211	12,176
	Maxi Renda FII (BVMF)	6,399,000	12,093
	Bradsaude S A	3,810,208	11,966
	Cia Energetica de Minas Gerais ADR	5,197,706	11,383
*	Orizon Valorizacao de Residuos SA	792,476	11,021
*	Auren Energia SA	4,820,084	10,441
	XP Log FII	559,216	10,249
	Kinea High Yield CRI - FII	491,302	9,694
	JHSF Participacoes SA	4,411,900	9,626
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	388,760	9,606
	Telefonica Brasil SA ADR	733,658	9,479
	IRB-Brasil Resseguros SA	809,184	8,949
	Vinci Shopping Centers FII	420,388	8,699
	Trx Real Estate FII	452,696	8,136
	Axia Energia SA ADR	750,078	7,853
	Construtora Tenda SA	1,312,000	7,850
	Vivara Participacoes SA	1,774,913	7,766
	SLC Agricola SA	2,925,623	7,722
	Hedge Brasil Shopping FII	2,028,077	7,658
	Capitania Securities II FII	5,044,679	7,484
*	Cia Siderurgica Nacional SA	7,291,133	6,962
	CSN Mineracao SA	5,915,200	6,663
	EcoRodovias Infraestrutura e Logistica SA	4,846,371	6,625
	Fras-Le SA	1,578,099	6,591
	Cia Brasileira de Aluminio	2,951,276	6,451
*	Dexco SA	6,208,325	6,246
	Azzas 2154 SA	1,877,268	6,081
	Fii UBS Br Receb Imob	384,599	6,070
	Sao Martinho SA	2,095,317	6,002
	Itau Unibanco Holding SA ADR	680,361	5,756
	Grupo Mateus SA	7,165,980	5,697
	C&A Modas SA	3,013,300	5,612
	YDUQS Participacoes SA	3,380,220	5,508
	Magazine Luiza SA	5,446,523	5,404
	Fundo De Investimento Imobiliario VBI Prime Properties	385,879	5,307
	M Dias Branco SA	1,545,592	5,229
*	MRV Engenharia e Participacoes SA	5,537,540	5,178
	Mills Locacao Servicos e Logistica SA	1,634,767	5,079
*	Hidrovias do Brasil SA	8,184,818	5,070
	Minerva SA	6,793,800	4,905
	Vulcabras SA	1,773,292	4,870
*,3	Hapvida Participacoes e Investimentos SA	2,170,330	4,829
	Mahle Metal Leve SA	748,664	4,708

		Shares	Market Value ($000)
*	Tupy SA	1,306,760	4,052
	Ez Tec Empreendimentos e Participacoes SA	1,842,995	4,025
	Petroreconcavo SA	1,901,650	4,003
	LOG Commercial Properties e Participacoes SA	795,056	3,989
	Tres Tentos Agroindustrial SA	1,697,300	3,951
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,977,900	3,939
	TIM SA ADR	197,866	3,793
	Sendas Distribuidora SA ADR	458,531	3,792
	Fundo De Investimento Imobiliario Tg Ativo Real	371,235	3,713
	Iochpe Maxion SA	1,907,271	3,653
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,252,860	3,621
[3]	LWSA SA	4,764,305	3,496
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,288
	SIMPAR SA	2,061,502	3,135
	Grendene SA	4,193,909	3,103
	Cia Energetica de Minas Gerais	933,649	3,010
*	Maxi Renda FII	1,483,748	2,804
*	Log-in Logistica Intermodal SA	487,374	2,716
	Grupo SBF SA	1,436,941	2,679
	Cia Paranaense de Energia - Copel ADR	214,910	2,521
*	CVC Brasil Operadora e Agencia de Viagens SA	7,885,781	2,038
*	Cia Siderurgica Nacional SA ADR	1,588,434	1,566
*	Oncoclinicas do Brasil Servicos Medicos SA	13,018,006	1,412
	Gerdau SA ADR	152,713	757
*,1	Braskem SA Class A ADR	213,266	497
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	291,799	374
	Movida Participacoes SA	14,000	22
			5,398,662
Canada (7.9%)
	Royal Bank of Canada	20,580,840	4,307,611
	Toronto-Dominion Bank	24,608,575	2,949,834
*	Shopify Inc. Class A (XTSE)	18,018,286	2,110,242
	Bank of Montreal	10,412,286	1,867,802
	Enbridge Inc.	32,130,508	1,748,343
	Canadian Imperial Bank of Commerce	13,538,005	1,603,488
	Bank of Nova Scotia	18,141,799	1,591,395
	Canadian Natural Resources Ltd.	30,102,732	1,434,005
	Brookfield Corp. Class A	30,839,963	1,310,729
	Suncor Energy Inc.	17,522,805	1,176,729
	Canadian Pacific Kansas City Ltd.	13,081,986	1,162,014
	Manulife Financial Corp.	24,625,762	1,093,698
	Agnico Eagle Mines Ltd.	7,504,469	1,089,496
	TC Energy Corp.	15,328,131	1,032,190
	Canadian National Railway Co.	8,003,364	1,017,655
	National Bank of Canada	5,687,691	919,987
	Wheaton Precious Metals Corp.	6,701,484	728,924
	Alimentation Couche-Tard Inc.	10,963,138	711,742
	Sun Life Financial Inc.	8,154,727	676,589
	Constellation Software Inc.	290,939	623,239
	Waste Connections Inc.	3,710,377	621,568
	Franco-Nevada Corp.	2,825,527	601,124
	Cenovus Energy Inc.	19,681,200	593,447
	Barrick Mining Corp.	15,574,522	571,637
*	Celestica Inc.	1,686,638	558,106
	Cameco Corp.	6,247,199	539,135
	Power Corp. of Canada	7,787,201	532,164
	Dollarama Inc.	3,893,162	530,354
	Fairfax Financial Holdings Ltd.	307,825	515,489
	Intact Financial Corp.	2,604,386	511,365
	Nutrien Ltd.	7,102,449	490,233
	Fortis Inc.	7,426,353	422,743
	Pembina Pipeline Corp.	8,550,910	418,076
	Teck Resources Ltd. Class B	6,926,148	416,799
	Kinross Gold Corp.	17,669,582	407,377
	Loblaw Cos. Ltd.	8,064,863	378,606
	Restaurant Brands International Inc.	5,042,255	372,922
	Barrick Mining Corp. (XLON)	9,008,462	330,882
*	Bombardier Inc. Class B	1,292,520	311,400
	RB Global Inc.	2,737,248	300,231

		Shares	Market Value ($000)
*	First Quantum Minerals Ltd.	10,049,688	278,582
	Brookfield Asset Management Ltd. Class A	5,592,350	270,512
	Magna International Inc.	3,852,610	264,215
	Pan American Silver Corp.	6,106,053	262,911
	Imperial Oil Ltd.	1,916,118	248,425
	Lundin Mining Corp.	10,011,158	247,878
	WSP Global Inc.	1,986,379	242,684
	Tourmaline Oil Corp.	5,434,679	240,012
	Great-West Lifeco Inc.	3,605,661	239,048
	Emera Inc.	4,458,540	238,249
	Whitecap Resources Inc.	17,959,875	211,903
	CGI Inc.	2,808,514	205,572
	ARC Resources Ltd.	8,350,534	199,731
	iA Financial Corp. Inc.	1,333,980	197,235
[3]	Hydro One Ltd.	4,630,999	192,924
	Thomson Reuters Corp.	1,964,100	192,676
	Metro Inc. Class A	2,824,564	187,747
	Toromont Industries Ltd.	1,210,528	182,091
	AltaGas Ltd.	4,554,138	181,210
	Alamos Gold Inc. Class A	6,195,951	172,197
	George Weston Ltd.	2,268,058	169,508
	TFI International Inc.	1,143,312	154,461
	AtkinsRealis Group Inc.	2,421,670	150,101
	Gildan Activewear Inc.	2,705,804	149,781
	TMX Group Ltd.	4,072,419	148,854
	Keyera Corp.	3,397,769	144,360
	Hudbay Minerals Inc.	6,258,211	142,008
*	Aritzia Inc.	1,424,025	141,890
	GFL Environmental Inc. (XTSE)	3,388,789	139,941
	Element Fleet Management Corp.	5,898,236	132,367
	Finning International Inc.	1,944,400	128,855
*	CAE Inc.	4,742,400	122,328
	Stantec Inc.	1,689,762	119,248
*	IAMGOLD Corp. (XTSE)	8,354,990	118,246
	South Bow Corp.	3,091,923	114,647
	DPM Metals Inc.	3,202,226	112,570
	Capital Power Corp.	2,325,596	109,275
	First Majestic Silver Corp.	7,166,498	107,560
	Eldorado Gold Corp.	3,525,045	106,391
	Canadian Tire Corp. Ltd. Class A	727,702	106,208
	Equinox Gold Corp.	11,154,036	99,936
	BCE Inc.	4,584,666	99,454
	Saputo Inc.	3,535,028	99,430
*	Descartes Systems Group Inc.	1,276,610	95,874
	Open Text Corp.	3,666,350	92,950
*	Capstone Copper Corp.	9,503,182	90,229
	PrairieSky Royalty Ltd.	3,540,429	87,560
	FirstService Corp.	610,424	85,987
*,1	Ivanhoe Mines Ltd. Class A	11,745,042	84,369
*	NexGen Energy Ltd.	9,112,521	83,335
*	G Mining Ventures Corp.	2,720,909	82,936
	Lundin Gold Inc.	1,471,635	82,397
	OceanaGold Corp.	3,363,307	81,093
	Definity Financial Corp.	1,415,177	80,791
*	SSR Mining Inc.	3,145,405	80,416
	OR Royalties Inc.	2,689,269	79,919
	Chartwell Retirement Residences	4,678,965	75,399
	Brookfield Infrastructure Corp. Class A	1,749,023	73,936
*	BlackBerry Ltd.	8,562,562	72,869
	TELUS Corp.	7,535,176	71,920
	Onex Corp.	935,515	71,633
	IGM Financial Inc.	1,133,149	70,454
	B2Gold Corp.	18,703,817	70,047
	Tamarack Valley Energy Ltd.	7,129,270	68,198
	Algonquin Power & Utilities Corp.	11,568,539	67,669
	Brookfield Renewable Corp.	2,013,105	67,178
	RioCan REIT	4,244,348	67,154
*	MDA Space Ltd.	2,104,726	63,719
	Colliers International Group Inc.	638,457	62,778
	Northland Power Inc.	3,903,130	60,753

		Shares	Market Value ($000)
	Granite REIT	879,990	60,394
	Methanex Corp.	1,054,217	58,590
	Gibson Energy Inc.	2,468,506	56,507
*	K92 Mining Inc.	3,484,847	56,007
	Canadian Apartment Properties REIT	2,265,178	56,005
	Peyto Exploration & Development Corp.	2,976,191	54,626
	Secure Waste Infrastructure Corp.	3,109,550	53,591
	Torex Gold Resources Inc.	1,365,606	52,555
*	Athabasca Oil Corp.	6,905,616	51,034
	Centerra Gold Inc.	2,937,132	50,494
	First Capital REIT	3,065,080	50,135
	TransAlta Corp.	3,914,980	49,040
	West Fraser Timber Co. Ltd.	755,054	48,895
*	Kinaxis Inc.	407,554	48,842
*	Discovery Mining Ltd.	7,638,248	47,676
	Choice Properties REIT	4,009,029	45,643
	Premium Brands Holdings Corp.	688,472	45,531
	Stella-Jones Inc.	804,121	44,363
*,1	Montage Gold Corp.	3,900,512	44,129
	Baytex Energy Corp.	9,612,479	43,816
	Dream Industrial REIT	4,122,471	42,317
	Topaz Energy Corp.	1,860,972	42,016
	Boyd Group Services Inc.	405,645	41,932
	Linamar Corp.	564,547	41,637
*,1	Energy Fuels Inc.	3,590,346	41,132
*	Wesdome Gold Mines Ltd.	2,191,842	40,668
	Orla Mining Ltd.	4,511,786	40,359
*	Aris Mining Corp.	3,020,284	40,354
*	ERO Copper Corp.	1,486,266	39,907
	Enerflex Ltd.	1,771,691	39,457
*	Aya Gold & Silver Inc.	2,006,126	39,411
	Boralex Inc. Class A	1,474,933	39,013
	Russel Metals Inc.	808,349	38,784
*	Skeena Resources Ltd.	1,454,806	38,595
	SmartCentres REIT	1,826,351	38,498
*	Fortuna Mining Corp.	4,446,665	37,461
*	Denison Mines Corp.	13,166,830	37,100
	EQB Inc.	365,822	37,079
	Exchange Income Corp.	399,311	35,762
*	Seabridge Gold Inc.	1,377,675	35,517
*	Trekor Metals Ltd.	5,213,916	35,185
*	NGEx Minerals Ltd.	1,964,887	35,111
	Quebecor Inc. Class B	747,321	34,582
	CES Energy Solutions Corp.	2,957,979	34,478
	BRP Inc.	548,915	33,917
*	ATS Corp.	1,209,815	33,010
	Headwater Exploration Inc.	3,492,298	33,008
*	Endeavour Silver Corp.	4,316,945	32,365
	Sprott Inc.	314,270	32,300
	Aecon Group Inc.	984,885	31,777
	Badger Infrastructure Solutions Ltd.	492,915	31,245
*	Air Canada	1,693,900	30,655
[1]	Freehold Royalties Ltd.	2,433,991	29,725
	Brookfield Business Corp. Class A	988,034	29,306
	H&R REIT	3,725,361	29,285
	Silvercorp Metals Inc.	3,100,772	28,821
	Triple Flag Precious Metals Corp.	1,002,682	28,803
*	Novagold Resources Inc.	4,936,504	28,735
	Primaris REIT	1,681,274	27,477
	Strathcona Resources Ltd.	903,346	27,400
	Boardwalk REIT	579,635	27,393
	Vermilion Energy Inc.	2,226,572	26,493
*	Bausch Health Cos. Inc.	3,762,192	25,898
*	Allied Gold Corp.	1,371,932	24,897
	North West Co. Inc.	684,700	24,836
*	NFI Group Inc.	1,347,725	24,246
	Parex Resources Inc.	1,380,162	23,904
	Sienna Senior Living Inc.	1,483,012	23,580
	Paramount Resources Ltd. Class A	1,076,403	22,721
*	Perpetua Resources Corp.	1,225,540	22,538

		Shares	Market Value ($000)
	Killam Apartment REIT	1,697,026	22,504
	Maple Leaf Foods Inc.	1,077,680	21,986
*	International Petroleum Corp.	972,201	21,915
*,1	Southern Cross Gold Consolidated Ltd.	3,158,591	20,278
*	Trisura Group Ltd.	669,984	19,910
	GFL Environmental Inc.	462,534	19,112
[1]	TerraVest Industries Inc.	231,715	18,881
	Crombie REIT	1,507,736	18,790
[1]	Allied Properties REIT	2,634,778	18,457
*	Advantage Energy Ltd.	2,322,183	18,222
	Richelieu Hardware Ltd.	710,449	17,971
	Birchcliff Energy Ltd.	3,939,565	17,958
	Superior Plus Corp.	3,082,948	17,550
	Labrador Iron Ore Royalty Corp.	918,870	17,534
	Brookfield Wealth Solutions Ltd.	390,860	16,916
	Altus Group Ltd.	501,330	16,744
*	Lightspeed Commerce Inc.	1,644,566	16,588
*	Vizsla Silver Corp.	4,865,713	15,203
	Westshore Terminals Investment Corp.	486,611	13,920
	Pet Valu Holdings Ltd.	990,477	13,870
	Cameco Corp. (XTSE)	157,192	13,578
	CT REIT	1,003,230	13,340
*	Americas Gold & Silver Corp.	3,182,194	12,099
	Winpak Ltd.	375,648	11,782
*	Almonty Industries Inc.	901,458	9,974
*	Canfor Corp.	786,666	8,423
	Enghouse Systems Ltd.	610,054	7,476
	Cargojet Inc.	110,908	6,684
[1]	goeasy Ltd.	181,992	6,182
	Cogeco Communications Inc.	142,721	6,017
*	MDA Space Ltd. (XNYS)	198,680	6,010
	Leon's Furniture Ltd.	256,063	4,495
*	Shopify Inc. Class A	37,151	4,352
	Bird Construction Inc.	90,685	4,326
*	LunR Royalties Corp.	302,867	4,008
*	Bombardier Inc. Class A	16,246	3,978
*	5N Plus Inc.	159,836	3,715
	OR Royalties Inc. (XNYS)	122,359	3,641
	Extendicare Inc.	138,592	3,508
	Transcontinental Inc. Class A	897,887	3,420
*	IAMGOLD Corp.	237,132	3,365
	Altius Minerals Corp.	78,600	3,251
	Brookfield Infrastructure Corp. Class A (XNYS)	71,920	3,042
*	Lightspeed Commerce Inc. (XNYS)	204,756	2,070
*	AbraSilver Resource Corp.	209,300	2,028
*	Spartan Delta Corp.	187,200	1,589
*	Valor Gold Corp.	669,262	1,585
*	Snowline Gold Corp.	144,084	1,382
	Hammond Power Solutions Inc. Class A	7,354	1,315
			51,223,661
Chile (0.1%)
	Banco de Chile	657,921,168	137,075
	Falabella SA	17,453,053	116,685
	Latam Airlines Group SA	3,848,328,784	102,401
	Banco de Credito e Inversiones SA	1,147,272	82,552
	Banco Santander Chile	603,537,484	52,574
	Plaza SA	12,109,446	49,101
	Parque Arauco SA	10,685,099	45,315
	Empresas Copec SA	5,794,038	39,572
	Cencosud SA	18,122,261	38,104
	Enel Chile SA	360,284,832	31,772
	Enel Americas SA	280,257,052	26,523
	Banco Santander Chile ADR	726,904	25,158
	Latam Airlines Group SA ADR	404,327	21,332
	Banco Itau Chile SA	894,919	20,213
	Quinenco SA	4,120,643	19,767
	Empresas CMPC SA	15,801,099	17,930
	Cencosud Shopping SA	7,123,428	17,890
	Colbun SA	104,182,811	15,574

		Shares	Market Value ($000)
	Aguas Andinas SA Class A	38,276,273	13,977
	Engie Energia Chile SA	6,398,870	12,677
	Inversiones La Construccion SA	462,813	10,802
	Cia Cervecerias Unidas SA	1,861,757	10,783
	Cia Sud Americana de Vapores SA	184,057,004	9,502
	Salfacorp SA	6,215,047	8,155
	Empresa Nacional de Telecomunicaciones SA	1,981,661	7,737
	SMU SA	50,696,908	6,950
	Vina Concha y Toro SA	7,029,178	6,381
	Veolia Inversiones Aguas del Gran Santiago Ltda	5,763,655	5,841
	Ripley Corp. SA	13,874,654	5,701
*	CAP SA	873,045	5,567
	SONDA SA	6,033,547	2,007
	Enel Chile SA ADR	125,450	557
			966,175
China (7.1%)
	Tencent Holdings Ltd.	91,897,540	5,615,214
	Alibaba Group Holding Ltd.	268,926,996	4,096,673
	China Construction Bank Corp. Class H	1,301,329,479	1,527,014
	Industrial & Commercial Bank of China Ltd. Class H	1,178,279,246	1,127,127
*	PDD Holdings Inc. ADR	11,357,660	1,005,834
*,3	Meituan Class B	81,030,207	956,681
*,3	Xiaomi Corp. Class B	254,056,393	932,256
	Ping An Insurance Group Co. of China Ltd. Class H	95,763,022	715,424
	NetEase Inc.	26,857,209	714,569
	Bank of China Ltd. Class H	998,552,141	700,490
	BYD Co. Ltd. Class H	54,422,643	650,614
	JD.com Inc. Class A	36,155,557	594,758
*	Baidu Inc. Class A	31,524,273	436,693
*	Trip.com Group Ltd.	8,904,881	417,198
	China Life Insurance Co. Ltd. Class H	110,018,338	409,592
	PetroChina Co. Ltd. Class H	306,380,085	389,856
	Zijin Mining Group Co. Ltd. Class H	88,540,595	375,942
	Agricultural Bank of China Ltd. Class H	455,928,504	366,557
	China Merchants Bank Co. Ltd. Class H	55,737,196	361,627
*	BeOne Medicines Ltd. Class H	11,988,768	296,362
	China Shenhua Energy Co. Ltd. Class H	49,720,560	275,446
*,3	Wuxi Biologics Cayman Inc.	55,181,374	272,348
*,3	Innovent Biologics Inc.	23,993,478	264,941
[3]	Kuaishou Technology	45,803,249	255,085
	Contemporary Amperex Technology Co. Ltd. Class A	4,216,253	247,177
[1]	Contemporary Amperex Technology Co. Ltd. Class H	3,103,172	245,662
	Kweichow Moutai Co. Ltd. Class A	1,190,685	238,073
	Geely Automobile Holdings Ltd. Class A	91,926,744	232,855
	PICC Property & Casualty Co. Ltd. Class H	102,156,973	213,206
[1,3]	Pop Mart International Group Ltd.	9,997,998	207,474
	China Petroleum & Chemical Corp. Class H	332,523,718	187,918
	ANTA Sports Products Ltd.	18,152,730	182,697
	China Resources Land Ltd.	42,934,735	181,641
	Yum China Holdings Inc.	3,750,796	177,730
*,1,3	Hua Hong Grace Semiconductor Ltd.	10,463,895	170,531
	KE Holdings Inc. Class A	30,251,925	169,680
	China Hongqiao Group Ltd.	48,108,783	151,382
	China Pacific Insurance Group Co. Ltd. Class H	38,363,283	149,735
[3]	Nongfu Spring Co. Ltd. Class H	26,613,723	148,212
	ZTO Express Cayman Inc.	6,040,700	144,561
	Zhongji Innolight Co. Ltd. Class A	1,058,132	140,906
*,1	XPeng Inc. Class A	21,693,074	140,708
*	NIO Inc. Class A	27,646,904	135,659
[1,3]	WuXi AppTec Co. Ltd. Class H	6,521,371	133,735
	China CITIC Bank Corp. Ltd. Class H	131,644,797	129,806
	CSPC Pharmaceutical Group Ltd.	116,368,056	127,297
*,1,3	Akeso Inc.	10,486,260	125,643
	New Oriental Education & Technology Group Inc.	21,237,996	124,546
*,1	Li Auto Inc. Class A	18,157,169	123,662
	H World Group Ltd.	28,836,860	122,508
	Weichai Power Co. Ltd. Class H	28,423,364	118,844
	Midea Group Co. Ltd. Class H	9,121,125	115,563
	China Merchants Bank Co. Ltd. Class A	19,684,829	115,551

		Shares	Market Value ($000)
	CMOC Group Ltd. Class H	53,304,170	114,883
	CITIC Ltd.	72,932,062	114,797
	Yangzijiang Shipbuilding Holdings Ltd.	37,330,322	113,951
*	J&T Global Express Ltd.	86,796,600	111,653
	China Mengniu Dairy Co. Ltd.	43,635,424	105,285
	Bank of Communications Co. Ltd. Class H	107,583,044	103,654
	Full Truck Alliance Co. Ltd. ADR	10,595,169	100,548
	Haier Smart Home Co. Ltd. Class H	34,704,325	100,047
	China Yangtze Power Co. Ltd. Class A	23,198,800	100,008
	Zijin Mining Group Co. Ltd. Class A	19,551,967	95,662
[3]	Postal Savings Bank of China Co. Ltd. Class H	147,565,794	95,577
	China Overseas Land & Investment Ltd.	55,220,328	94,978
	Sino Biopharmaceutical Ltd.	140,861,818	90,375
	People's Insurance Co. Group of China Ltd. Class H	129,933,106	90,329
*,1	Horizon Robotics	135,237,000	89,763
	New China Life Insurance Co. Ltd. Class H	14,254,732	87,899
	Kanzhun Ltd. ADR	5,374,443	87,496
[3]	China Tower Corp. Ltd. Class H	68,257,464	87,255
*,1,3	SenseTime Group Inc. Class B	467,474,000	86,613
	Industrial & Commercial Bank of China Ltd. Class A	72,148,098	85,415
[3]	Guotai Haitong Securities Co. Ltd. Class H	44,306,479	84,420
	Ping An Insurance Group Co. of China Ltd. Class A	10,118,447	82,192
*	Bilibili Inc.	4,313,948	82,119
	China Gold International Resources Corp. Ltd.	3,537,100	79,854
*,3	JD Health International Inc.	15,518,795	78,094
	Eoptolink Technology Inc. Ltd. Class A	1,324,969	77,680
[3]	Hansoh Pharmaceutical Group Co. Ltd.	18,103,836	74,126
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	35,740,225	71,899
[3]	China International Capital Corp. Ltd. Class H	25,782,822	71,108
	China Resources Beer Holdings Co. Ltd.	23,434,843	70,707
[1]	China Resources Power Holdings Co. Ltd.	28,692,882	70,690
[1,3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	5,811,603	70,493
	NAURA Technology Group Co. Ltd. Class A	691,330	70,234
	Tencent Music Entertainment Group ADR	7,394,294	69,876
[1]	Yankuang Energy Group Co. Ltd. Class H	45,809,805	69,732
	CITIC Securities Co. Ltd. Class H	19,965,325	69,697
	Sunny Optical Technology Group Co. Ltd.	9,606,377	68,658
	Zhaojin Mining Industry Co. Ltd. Class H	24,737,692	67,059
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,849,647	66,919
	Jiangxi Copper Co. Ltd. Class H	14,747,420	66,355
	ENN Energy Holdings Ltd.	11,034,151	66,028
	Sinotruk Hong Kong Ltd.	12,601,475	65,314
	Foxconn Industrial Internet Co. Ltd. Class A	7,731,605	64,909
[1]	Kingboard Laminates Holdings Ltd.	17,182,229	64,010
	Li Ning Co. Ltd.	32,332,724	62,461
*,3	3SBio Inc.	28,713,141	61,319
	Yum China Holdings Inc. (XHKG)	1,249,287	60,191
	Luxshare Precision Industry Co. Ltd. Class A	6,912,361	58,906
[3]	CGN Power Co. Ltd. Class H	159,260,720	58,727
	Aluminum Corp. of China Ltd. Class H	53,844,012	58,630
	Agricultural Bank of China Ltd. Class A	56,641,600	57,917
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	931,200	57,255
	China Taiping Insurance Holdings Co. Ltd.	20,386,493	57,198
*	TAL Education Group ADR	4,561,051	57,013
	Industrial Bank Co. Ltd. Class A	20,100,179	56,273
	Bank of Communications Co. Ltd. Class A	50,712,391	53,933
	Tsingtao Brewery Co. Ltd. Class H	9,006,719	53,548
*,3	JD Logistics Inc.	27,577,676	52,881
	China Coal Energy Co. Ltd. Class H	38,214,441	52,378
	China Galaxy Securities Co. Ltd. Class H	53,772,533	52,224
	Kunlun Energy Co. Ltd.	55,836,728	51,639
	Cambricon Technologies Corp. Ltd. Class A	314,214	51,403
[3]	China Resources Mixc Lifestyle Services Ltd.	9,859,690	50,147
	Kingsoft Corp. Ltd.	14,484,700	49,695
	CITIC Securities Co. Ltd. Class A	11,687,173	49,195
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,104,578	48,898
*,1	UBTech Robotics Corp. Ltd. Class H	4,688,450	48,703
	CMOC Group Ltd. Class A	16,557,330	47,834
*,1,3	Zhejiang Leapmotor Technology Co. Ltd. Class H	9,281,700	47,384
	China Minsheng Banking Corp. Ltd. Class H	102,281,717	47,326

		Shares	Market Value ($000)
	Vipshop Holdings Ltd. ADR	3,078,813	47,229
*,1	GDS Holdings Ltd. Class A	11,520,186	46,877
*,1	XtalPi Holdings Ltd.	53,023,000	46,275
*,1	Kingdee International Software Group Co. Ltd.	42,922,286	46,128
[1]	Huaneng Power International Inc. Class H	59,760,098	45,926
	Sinopharm Group Co. Ltd. Class H	20,410,527	45,262
	Advanced Micro-Fabrication Equipment Inc. China Class A	884,567	45,006
	WuXi AppTec Co. Ltd. Class A	2,358,796	44,861
	Shanghai Pudong Development Bank Co. Ltd. Class A	31,662,192	44,593
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,736,100	44,058
	Guangdong Investment Ltd.	39,877,201	43,035
	Kingboard Holdings Ltd.	8,594,740	42,982
[1]	Anhui Conch Cement Co. Ltd. Class H	18,145,766	42,754
	Bosideng International Holdings Ltd.	67,300,417	42,412
	PetroChina Co. Ltd. Class A	25,096,470	41,318
	Tingyi Cayman Islands Holding Corp.	27,243,630	41,261
	CRRC Corp. Ltd. Class H	61,139,034	41,028
*	Genscript Biotech Corp.	17,724,403	40,772
*,1	Alibaba Health Information Technology Ltd.	88,625,919	40,690
[1,3]	Huatai Securities Co. Ltd. Class H	18,699,705	40,311
	Great Wall Motor Co. Ltd. Class H	34,833,451	39,968
	Hygon Information Technology Co. Ltd. Class A	959,464	39,368
*,1	WuXi XDC Cayman Inc.	5,688,000	37,520
	Bank of China Ltd. Class A	41,669,700	37,419
	China CSSC Holdings Ltd. Class A	7,164,464	37,347
	Minth Group Ltd.	10,518,708	37,261
	China Longyuan Power Group Corp. Ltd. Class H	50,480,772	37,142
	Guotai Haitong Securities Co. Ltd.	13,485,914	36,643
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,690,624	36,562
	Shengyi Technology Co. Ltd. Class A	2,304,600	36,036
[3]	Shandong Gold Mining Co. Ltd. Class H	13,955,850	36,024
	GF Securities Co. Ltd. Class H	16,517,986	36,020
	China Nonferrous Mining Corp. Ltd.	19,083,316	36,012
	GigaDevice Semiconductor Inc. Class A	638,561	35,683
	BYD Co. Ltd. Class A	2,501,230	35,489
[1]	ZTE Corp. Class H	11,039,328	34,936
[1,3]	Haidilao International Holding Ltd.	23,062,310	34,893
	Atour Lifestyle Holdings Ltd. ADR	1,011,619	34,729
	Tongcheng Travel Holdings Ltd.	18,639,419	33,933
[3]	Ganfeng Lithium Group Co. Ltd. Class H	7,191,189	33,782
	Shaanxi Coal Industry Co. Ltd. Class A	9,146,904	33,573
	China Construction Bank Corp. Class A	20,734,971	33,334
[1]	BYD Electronic International Co. Ltd.	11,098,874	33,237
	China Merchants Port Holdings Co. Ltd.	16,957,261	33,115
	China Gas Holdings Ltd.	42,377,153	33,054
	Montage Technology Co. Ltd. Class A	1,086,954	32,947
	China Everbright Environment Group Ltd.	50,525,687	32,903
	Wanhua Chemical Group Co. Ltd. Class A	2,972,983	32,773
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	43,015,657	32,699
	Far East Horizon Ltd.	37,208,309	32,679
*,1	Hesai Group Class B	15,442,112	32,637
	Dongyue Group Ltd.	21,440,811	32,381
	Ping An Bank Co. Ltd. Class A	18,699,413	32,225
*,1	GCL Technology Holdings Ltd.	410,135,000	31,902
[1,3]	Smoore International Holdings Ltd.	26,945,246	31,629
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	17,708,543	31,315
*,1	China Ruyi Holdings Ltd.	168,999,121	31,055
[1]	Laopu Gold Co. Ltd. Class H	753,600	30,995
	China Pacific Insurance Group Co. Ltd. Class A	6,454,475	30,883
*,3	InnoCare Pharma Ltd. Class H	17,591,135	30,610
	Bank of Jiangsu Co. Ltd. Class A	17,418,994	30,529
	TCL Electronics Holdings Ltd.	14,764,213	30,379
	Muyuan Foods Group Co. Ltd. Class A	5,207,809	30,283
	Sungrow Power Supply Co. Ltd. Class A	1,967,171	30,252
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,815,550	29,742
	China Railway Group Ltd. Class H	64,389,618	29,645
	Bank of Ningbo Co. Ltd. Class A	6,274,742	29,645
[1,3]	Longfor Group Holdings Ltd.	33,729,157	29,518
*,1	Pony AI Inc. ADR	3,748,911	29,504
	Shennan Circuits Co. Ltd. Class A	644,068	29,378

		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class H	35,075,778	29,359
[1,3]	Meitu Inc.	48,388,704	29,239
	Hengan International Group Co. Ltd.	9,112,007	28,744
*,3	Keymed Biosciences Inc.	3,073,791	28,528
*,1	Zai Lab Ltd.	15,590,320	28,408
	Sany Heavy Industry Co. Ltd. Class H	10,498,200	28,231
	JOYY Inc. ADR	383,165	28,189
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,820,250	27,957
*,1	Kingsoft Cloud Holdings Ltd.	37,393,915	27,917
*,1,3	Remegen Co. Ltd. Class H	2,669,820	27,821
	China Medical System Holdings Ltd.	18,180,045	27,702
	BOE Technology Group Co. Ltd. Class A	34,015,900	27,693
	NARI Technology Co. Ltd. Class A	7,665,518	27,630
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,167,787	27,493
	China Resources Gas Group Ltd.	12,884,674	27,484
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,384,118	27,406
[1,3]	Giant Biogene Holding Co. Ltd.	6,942,600	27,272
	China State Construction Engineering Corp. Ltd. Class A	39,055,238	27,210
	Weichai Power Co. Ltd. Class A	6,553,000	27,141
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,642,536	26,937
	Piotech Inc. Class A	267,274	26,292
	Avary Holding Shenzhen Co. Ltd. Class A	2,164,713	26,131
	Suzhou TFC Optical Communication Co. Ltd. Class A	1,031,674	26,020
	China National Nuclear Power Co. Ltd. Class A	19,317,931	25,925
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,494,535	25,565
[1]	China State Construction International Holdings Ltd.	23,258,645	25,514
[1]	Lingbao Gold Group Co. Ltd. Class H	10,341,300	25,438
[1]	C&D International Investment Group Ltd.	12,933,833	25,337
	East Money Information Co. Ltd. Class A	8,441,543	25,206
	Beijing Enterprises Holdings Ltd.	6,205,913	25,031
	Hithink RoyalFlush Information Network Co. Ltd. Class A	717,543	24,982
*,1	XD Inc.	4,082,836	24,788
	China Conch Venture Holdings Ltd.	21,903,534	24,603
	Sany Heavy Industry Co. Ltd. Class A	8,005,865	24,381
[1]	China National Building Material Co. Ltd. Class H	51,342,002	24,369
	Shenzhen Inovance Technology Co. Ltd. Class A	2,565,114	24,354
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,007,578	24,105
	Postal Savings Bank of China Co. Ltd. Class A	31,326,373	24,049
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,949,509	23,930
	Gree Electric Appliances Inc. of Zhuhai Class A	3,794,583	23,786
	China Oilfield Services Ltd. Class H	26,099,043	23,670
	SF Holding Co. Ltd. Class A	4,557,381	23,643
[1]	Wanguo Gold Group Ltd.	17,491,000	23,530
	China Shenhua Energy Co. Ltd. Class A	3,471,966	23,482
	Country Garden Services Holdings Co. Ltd.	32,856,942	23,444
[1]	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	3,186,400	23,225
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	6,941,700	23,176
[3]	Yadea Group Holdings Ltd.	16,862,488	23,111
	Haitian International Holdings Ltd.	8,678,058	23,011
	China Petroleum & Chemical Corp. Class A	29,207,636	22,815
	Lens Technology Co. Ltd. Class A	4,743,793	22,122
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	4,378,800	21,776
[1]	China Cinda Asset Management Co. Ltd. Class H	169,872,397	21,480
[1]	MINISO Group Holding Ltd.	6,571,516	21,457
*	Nine Dragons Paper Holdings Ltd.	22,225,711	21,418
[1]	Guming Holdings Ltd.	7,170,400	21,378
	China Jushi Co. Ltd. Class A	3,812,488	21,311
	CRRC Corp. Ltd. Class A	23,247,600	21,221
*,1,3	China CITIC Financial Asset Management Co. Ltd. Class H	278,968,000	21,013
	Huatai Securities Co. Ltd. Class A	7,196,000	20,908
[1]	China Power International Development Ltd.	57,453,568	20,793
*,3	Mobvista Inc.	14,540,000	20,748
	China Everbright Bank Co. Ltd. Class A	43,917,109	20,638
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	14,570,446	20,623
	Zhejiang Expressway Co. Ltd. Class H	23,233,562	20,573
[1,3]	China Feihe Ltd.	48,789,189	20,481
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,266,752	20,368
	Haier Smart Home Co. Ltd. Class A	5,908,994	20,285
*	Qinghai Salt Lake Industry Co. Ltd. Class A	5,021,466	20,273
	Bank of Nanjing Co. Ltd. Class A	11,660,248	20,092

		Shares	Market Value ($000)
	Qfin Holdings Inc. Class A ADR	1,446,910	20,083
*,1,3	NetEase Cloud Music Inc.	1,232,350	20,075
	Jiangsu Expressway Co. Ltd. Class H	16,179,059	20,010
	Autohome Inc. ADR	861,341	20,000
	China Communications Services Corp. Ltd. Class H	36,291,501	19,754
	Harbin Electric Co. Ltd. Class H	9,811,020	19,723
	Wuliangye Yibin Co. Ltd. Class A	1,706,335	19,712
	China United Network Communications Ltd. Class A	29,563,300	19,528
[3]	Simcere Pharmaceutical Group Ltd.	12,406,248	19,520
	RLX Technology Inc. ADR	9,595,757	19,383
	Baoshan Iron & Steel Co. Ltd. Class A	21,317,144	19,362
	ZTE Corp. Class A	3,860,564	19,334
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,973,724	19,293
*	Fosun International Ltd.	31,775,506	19,264
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	965,573	19,264
	Yuanjie Semiconductor Technology Co. Ltd. Class A	118,569	19,111
	China Merchants Energy Shipping Co. Ltd. Class A	7,702,000	19,090
	Bank of Shanghai Co. Ltd. Class A	13,542,960	18,964
	Luzhou Laojiao Co. Ltd. Class A	1,408,306	18,961
*,1	WeRide Inc. ADR	3,205,555	18,656
	New China Life Insurance Co. Ltd. Class A	1,997,191	18,652
[1]	China Everbright Bank Co. Ltd. Class H	45,744,762	18,605
	China Minsheng Banking Corp. Ltd. Class A	34,497,800	18,506
[1]	Xinyi Solar Holdings Ltd.	65,879,252	18,493
	China Merchants Securities Co. Ltd. Class A	7,098,822	18,488
	GF Securities Co. Ltd. Class A	5,797,188	18,328
	Chongqing Polycomp International Corp. Class A	3,875,340	18,323
*	Accelink Technologies Co. Ltd. Class A	761,100	18,199
	Hwatsing Technology Co. Ltd. Class A	477,666	18,176
[3]	CSC Financial Co. Ltd. Class H	11,982,445	18,026
	Aluminum Corp. of China Ltd. Class A	12,660,200	18,006
*,1	Phancy Group Co. Ltd. Class H	4,746,100	17,770
	Zangge Mining Co. Ltd. Class A	1,473,879	17,561
*,1,3	East Buy Holding Ltd.	6,357,341	17,385
*,1	Mixue Group Class H	600,100	17,363
*	Skyverse Technology Co. Ltd. Class A	337,408	17,296
	CSC Financial Co. Ltd. Class A	4,489,660	17,150
*	Suzhou Centec Communications Co. Ltd. Class A	340,288	17,146
	Fuyao Glass Industry Group Co. Ltd. Class A	1,929,100	17,047
*,3	Ascentage Pharma Group International	3,952,928	17,031
	China Reinsurance Group Corp. Class H	97,132,308	16,979
	Sunshine Insurance Group Co. Ltd. Class H	35,972,684	16,848
[1]	Beijing Enterprises Water Group Ltd.	57,078,578	16,799
	China Jinmao Holdings Group Ltd.	95,519,558	16,797
	Bank of Hangzhou Co. Ltd. Class A	6,824,004	16,642
*,1	HUTCHMED China Ltd.	7,331,483	16,575
[3]	China Resources Pharmaceutical Group Ltd.	26,513,203	16,407
	JCET Group Co. Ltd. Class A	1,690,081	16,406
	Wasion Holdings Ltd.	7,274,000	16,371
	Hengtong Optic-electric Co. Ltd. Class A	2,333,460	16,365
	Dongfang Electric Corp. Ltd. Class H	5,957,900	16,331
	Yankuang Energy Group Co. Ltd. Class A	5,440,155	16,277
	Sany Heavy Equipment International Holdings Co. Ltd.	17,164,124	16,258
[1]	Uni-President China Holdings Ltd.	16,872,074	16,229
	China Three Gorges Renewables Group Co. Ltd. Class A	27,615,500	15,962
[1]	Chinasoft International Ltd.	31,722,258	15,951
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,173,760	15,936
	Sinopec Engineering Group Co. Ltd. Class H	22,973,326	15,907
[1]	GigaDevice Semiconductor Inc. Class H	274,300	15,866
	Shanghai Electric Group Co. Ltd. Class H	38,402,589	15,742
*	Zhongjin Gold Corp. Ltd. Class A	4,584,785	15,671
[1]	TravelSky Technology Ltd. Class H	14,152,068	15,610
	Bank of Beijing Co. Ltd. Class A	20,134,714	15,577
*	SAIC Motor Corp. Ltd. Class A	9,262,072	15,536
	SDIC Power Holdings Co. Ltd. Class A	6,861,403	15,511
[1]	Shenzhen International Holdings Ltd.	19,912,834	15,504
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	10,017,976	15,367
*,1,3	China Literature Ltd.	5,932,677	15,321
	OmniVision Integrated Circuits Group Inc.	1,166,041	15,297
[1]	SF Holding Co. Ltd. Class H	3,498,600	15,084

		Shares	Market Value ($000)
[1]	AviChina Industry & Technology Co. Ltd. Class H	39,208,655	15,064
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	35,104,150	15,027
	TBEA Co. Ltd. Class A	4,835,199	15,005
[1,3]	Pharmaron Beijing Co. Ltd. Class H	5,120,370	14,986
	Rongsheng Petrochemical Co. Ltd. Class A	8,161,264	14,949
	Zhejiang Juhua Co. Ltd. Class A	2,557,846	14,948
*,1	RoboSense Technology Co. Ltd.	4,920,000	14,918
*,1	Shanghai MicroPort MedBot Group Co. Ltd. Class H	5,634,500	14,911
	IEIT Systems Co. Ltd. Class A	1,406,452	14,905
	Shenwan Hongyuan Group Co. Ltd. Class A	21,332,632	14,820
	XCMG Construction Machinery Co. Ltd. Class A	11,149,364	14,802
	Yihai International Holding Ltd.	7,468,377	14,799
	Huaqin Co. Ltd. Class A	1,217,451	14,646
	Ningbo Deye Technology Corp. Class A	1,207,306	14,645
*,1,3	Ping An Healthcare & Technology Co. Ltd.	14,553,435	14,532
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,540,990	14,427
	Hisense Home Appliances Group Co. Ltd. Class H	4,809,133	14,417
*	Hua Hong Grace Semiconductor Ltd. Class A	409,984	14,411
	Shandong Gold Mining Co. Ltd. Class A	3,431,085	14,373
	China International Capital Corp. Ltd. Class A	2,732,049	14,294
	China CITIC Bank Corp. Ltd. Class A	12,318,577	14,276
	Huaxia Bank Co. Ltd. Class A	13,798,334	14,254
	Iflytek Co. Ltd. Class A	2,275,250	14,212
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	42,774,885	14,139
	Anhui Gujing Distillery Co. Ltd. Class B	1,743,523	14,098
	Goldwind Science & Technology Co. Ltd. Class H	11,294,863	14,025
	Daqin Railway Co. Ltd. Class A	19,036,400	14,021
	Sinotrans Ltd. Class H	23,228,079	13,975
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,609,882	13,864
*	LONGi Green Energy Technology Co. Ltd. Class A	7,173,288	13,800
	Unisplendour Corp. Ltd. Class A	2,658,247	13,706
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,248,000	13,674
[1]	Mao Geping Cosmetics Co. Ltd. Class H	1,822,800	13,655
	TCL Technology Group Corp. Class A	19,456,340	13,624
	Shanghai United Imaging Healthcare Co. Ltd. Class A	794,240	13,599
*,1	Greentown China Holdings Ltd.	14,881,250	13,511
*,1	Microport Scientific Corp.	15,692,239	13,452
	Hgtech Co. Ltd. Class A	954,200	13,430
	Yunnan Baiyao Group Co. Ltd. Class A	1,704,555	13,358
	China Railway Group Ltd. Class A	19,473,700	13,292
[3]	Legend Holdings Corp. Class H	7,936,853	13,287
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	332,242	13,270
*,1	Air China Ltd. Class H	24,426,218	13,243
	Wens Foodstuff Group Co. Ltd. Class A	6,299,288	13,147
[1]	Datang International Power Generation Co. Ltd. Class H	40,758,302	13,114
	Eastroc Beverage Group Co. Ltd. Class A	647,101	13,029
*,1	Tianqi Lithium Corp. Class H	3,047,200	12,980
	Jiangxi Copper Co. Ltd. Class A	2,017,401	12,977
	Western Mining Co. Ltd. Class A	2,277,167	12,962
	Yunnan Aluminium Co. Ltd. Class A	3,267,000	12,914
	Zhejiang NHU Co. Ltd. Class A	2,896,420	12,876
	AECC Aviation Power Co. Ltd. Class A	2,506,506	12,868
	GD Power Development Co. Ltd. Class A	16,972,670	12,782
[1]	Shoucheng Holdings Ltd.	56,676,332	12,732
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,175,863	12,727
	China Energy Engineering Corp. Ltd. Class A	32,983,638	12,708
*,1	Sunac China Holdings Ltd.	180,541,000	12,676
	ACM Research Shanghai Inc. Class A	314,916	12,642
	Lingyi iTech Guangdong Co. Class A	6,885,300	12,609
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,256,213	12,538
[1,3]	China Merchants Securities Co. Ltd. Class H	6,690,425	12,447
*,3	CALB Group Co. Ltd. Class H	5,740,200	12,393
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	216,340	12,387
	China Zheshang Bank Co. Ltd. Class H	40,613,000	12,382
[1]	Chifeng Jilong Gold Mining Group Ltd. Class H	2,894,200	12,373
	Han's Laser Technology Industry Group Co. Ltd. Class A	985,600	12,352
*,1,3	Everest Medicines Ltd.	3,830,112	12,352
	Huadian Power International Corp. Ltd. Class H	23,158,209	12,278
	China Galaxy Securities Co. Ltd. Class A	6,533,519	12,224
	Shanghai Electric Group Co. Ltd. Class A	11,869,935	12,132

		Shares	Market Value ($000)
[1]	Fufeng Group Ltd.	18,256,124	12,041
	Victory Giant Technology Huizhou Co. Ltd. Class A	426,262	12,029
	Satellite Chemical Co. Ltd. Class A	3,204,048	12,014
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	269,729	11,911
	Aier Eye Hospital Group Co. Ltd. Class A	8,835,284	11,885
	Power Construction Corp. of China Ltd. Class A	16,346,502	11,839
[1]	Anhui Expressway Co. Ltd. Class H	5,923,025	11,809
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	3,819,700	11,747
*,1	REPT BATTERO Energy Co. Ltd. Class H	8,534,400	11,729
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	563,956	11,664
[1]	Shanghai Conant Optical Co. Ltd. Class H	2,887,700	11,640
	Shanghai Rural Commercial Bank Co. Ltd. Class A	9,139,720	11,634
	Tongling Nonferrous Metals Group Co. Ltd. Class A	12,590,006	11,626
	Consun Pharmaceutical Group Ltd.	6,648,994	11,622
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	1,686,900	11,571
	GoerTek Inc. Class A	3,373,886	11,564
*,1	Black Sesame International Holding Ltd.	7,683,300	11,560
	Guangdong Haid Group Co. Ltd. Class A	1,572,758	11,532
	Ganfeng Lithium Group Co. Ltd. Class A	1,564,251	11,518
*,1	Damai Entertainment Holdings Ltd.	173,161,139	11,471
*,1,3	Tuhu Car Inc. Class A	7,401,300	11,419
	Hengli Petrochemical Co. Ltd. Class A	4,612,220	11,410
	Focus Media Information Technology Co. Ltd. Class A	13,684,272	11,399
*,1	Shanghai Iluvatar CoreX Semiconductor Co. Ltd. Class H	212,300	11,389
*	Air China Ltd. Class A	12,259,600	11,363
	Lonking Holdings Ltd.	28,547,798	11,354
	Ningbo Tuopu Group Co. Ltd. Class A	1,634,961	11,283
[3]	Orient Securities Co. Ltd. Class H	15,412,498	11,245
	Brilliance China Automotive Holdings Ltd.	42,972,000	11,229
	Grace Fabric Technology Co. Ltd. Class A	591,300	11,211
*,1	Shenzhen Dobot Corp. Ltd. Class H	3,567,600	11,175
*	China Southern Airlines Co. Ltd. Class H	24,876,505	11,112
	Rockchip Electronics Co. Ltd. Class A	397,286	11,070
[1]	Lens Technology Co. Ltd. Class H	4,209,800	11,034
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	6,325,926	11,023
	Bank of Chengdu Co. Ltd. Class A	4,018,827	11,021
	Guangdong Dtech Technology Co. Ltd. Class A	210,500	10,907
*	National Silicon Industry Group Co. Ltd. Class A	3,134,332	10,891
	Dongfang Electric Corp. Ltd. Class A	2,924,100	10,884
	COSCO SHIPPING Ports Ltd.	16,005,910	10,880
*,1,3	China Youran Dairy Group Ltd.	19,860,000	10,830
	Greentown Service Group Co. Ltd.	19,538,059	10,826
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	204,918	10,819
	Shanghai Industrial Holdings Ltd.	6,126,014	10,796
	People's Insurance Co. Group of China Ltd. Class A	9,852,399	10,746
	Xtep International Holdings Ltd.	22,292,341	10,744
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,808,560	10,703
	Sichuan Chuantou Energy Co. Ltd. Class A	4,512,676	10,573
	Anhui Conch Cement Co. Ltd. Class A	3,807,900	10,472
*,3	Evergrande Property Services Group Ltd.	76,024,500	10,458
*,1	China Eastern Airlines Corp. Ltd. Class H	25,073,864	10,441
*	Nexchip Semiconductor Corp. Class A	1,891,799	10,396
*,1	Shanghai Biren Technology Co. Ltd. Class H	2,629,400	10,390
	Xiamen Tungsten Co. Ltd. Class A	1,491,991	10,382
[3]	China Railway Signal & Communication Corp. Ltd. Class H	24,191,444	10,377
	Shengyi Electronics Co. Ltd. Class A	741,115	10,365
	China Coal Energy Co. Ltd. Class A	5,038,054	10,310
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,079,743	10,287
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,745,400	10,280
	CGN Power Co. Ltd. Class A	16,778,500	10,265
	SUPCON Technology Co. Ltd. Class A	741,127	10,207
[1]	China Suntien Green Energy Corp. Ltd. Class H	24,250,313	10,185
	Sinoma Science & Technology Co. Ltd. Class A	1,595,172	10,176
[1]	Chuangxin Industries Holdings Ltd.	4,761,000	10,134
	Shenzhen Longsys Electronics Co. Ltd. Class A	196,883	10,118
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	536,952	10,112
*,1	China Vanke Co. Ltd. Class H	31,940,061	10,107
	Yutong Bus Co. Ltd. Class A	2,114,200	10,089
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,907,552	10,085
*,1,3	CStone Pharmaceuticals	18,244,500	10,042

		Shares	Market Value ($000)
	China Resources Microelectronics Ltd. Class A	1,247,770	10,020
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,991,500	9,954
	Shenzhen Kinwong Electronic Co. Ltd. Class A	923,660	9,940
*	China Southern Airlines Co. Ltd. Class A	12,771,900	9,936
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,537,031	9,913
	Hubei Dinglong Co. Ltd. Class A	974,900	9,906
*,1	Lifetech Scientific Corp.	52,788,619	9,898
	RoboTechnik Intelligent Technology Co. Ltd. Class A	159,500	9,811
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,167,400	9,806
[1,3]	ZJLD Group Inc.	9,642,000	9,797
	Weibo Corp. Class A	1,205,619	9,763
*	Tianqi Lithium Corp. Class A	1,444,090	9,711
*	China Eastern Airlines Corp. Ltd. Class A	17,515,310	9,704
*,1	Guangzhou Automobile Group Co. Ltd. Class H	32,293,508	9,680
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	251,100	9,641
	CIMC Enric Holdings Ltd.	9,712,208	9,639
	Huaneng Power International Inc. Class A	9,034,176	9,623
*,1	Global New Material International Holdings Ltd.	10,195,000	9,605
	Shannon Semiconductor Technology Co. Ltd. Class A	445,900	9,592
[3]	Genertec Universal Medical Group Co. Ltd.	15,402,925	9,573
	FIH Mobile Ltd.	3,895,856	9,566
[1]	China Energy Engineering Corp. Ltd. Class H	67,572,185	9,486
	Orient Securities Co. Ltd. Class A	6,967,515	9,485
	China International Marine Containers Group Co. Ltd. Class H	9,814,516	9,478
[1]	China Water Affairs Group Ltd.	15,895,909	9,469
	China Zheshang Bank Co. Ltd. Class A	21,055,230	9,452
[1]	Yuexiu Property Co. Ltd.	20,480,657	9,450
[1]	CIG Shanghai Co. Ltd. Class H	1,122,600	9,446
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	28,758,400	9,437
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	9,426
	Chifeng Jilong Gold Mining Group Ltd. Class A	1,599,600	9,421
	Chongqing Changan Automobile Co. Ltd. Class B	20,598,199	9,402
	Hello Group Inc. Class A ADR	1,562,640	9,360
	Datang International Power Generation Co. Ltd. Class A	10,683,311	9,358
	Guosen Securities Co. Ltd. Class A	6,122,304	9,353
*	Abbisko Cayman Ltd.	7,284,000	9,346
	Kuang-Chi Technologies Co. Ltd. Class A	2,035,900	9,316
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	758,600	9,314
	Poly Property Services Co. Ltd. Class H	2,598,172	9,312
	Shanghai Baosight Software Co. Ltd. Class B	10,426,046	9,302
*,1	Newborn Town Inc.	8,868,747	9,224
	Raytron Technology Co. Ltd. Class A	440,362	9,215
	360 Security Technology Inc. Class A	6,650,891	9,207
[1]	China Everbright Ltd.	12,356,287	9,199
	YTO Express Group Co. Ltd. Class A	3,282,845	9,170
	Shanjin International Gold Co. Ltd. Class A	2,641,918	9,149
*	Metallurgical Corp. of China Ltd. Class H	47,726,697	9,134
[1,3]	Jinxin Fertility Group Ltd.	33,006,015	9,123
[3]	Qingdao Port International Co. Ltd. Class H	10,040,832	9,111
	Anker Innovations Technology Co. Ltd. Class A	503,520	9,106
*	Sichuan Huafeng Technology Co. Ltd. Class A	444,711	9,052
*,1	China Traditional Chinese Medicine Holdings Co. Ltd.	49,275,682	9,045
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,422,267	9,038
*	United Nova Technology Co. Ltd. Class A	7,839,970	9,031
*	Kingsemi Co. Ltd. Class A	207,134	8,986
	Poly Developments & Holdings Group Co. Ltd. Class A	11,477,225	8,980
*	iQIYI Inc. ADR	7,058,338	8,964
	Goldwind Science & Technology Co. Ltd. Class A	3,287,733	8,937
	Bank of Chongqing Co. Ltd. Class H	8,188,046	8,935
	Jiangsu Yoke Technology Co. Ltd. Class A	449,600	8,911
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,607,900	8,870
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,211,472	8,813
	Jinduicheng Molybdenum Co. Ltd. Class A	2,820,135	8,752
	Shenzhen Megmeet Electrical Co. Ltd. Class A	553,825	8,752
	Lee & Man Paper Manufacturing Ltd.	17,082,016	8,745
	Chongqing Changan Automobile Co. Ltd. Class A	7,487,757	8,734
	Tianshan Aluminum Group Co. Ltd. Class A	4,412,527	8,642
	Delton Technology Guangzhou Inc. Class A	410,200	8,631
[1,3]	Angelalign Technology Inc.	845,678	8,611
[1]	Grand Pharmaceutical Group Ltd.	13,077,903	8,608

		Shares	Market Value ($000)
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,440,070	8,607
	Shougang Fushan Resources Group Ltd.	28,076,840	8,576
	Ingenic Semiconductor Co. Ltd. Class A	457,146	8,560
*,1,3	Weimob Inc.	55,776,666	8,558
	Zhejiang Dahua Technology Co. Ltd. Class A	3,457,093	8,553
	Shenzhen Envicool Technology Co. Ltd. Class A	1,218,409	8,552
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,104,234	8,548
	Leader Harmonious Drive Systems Co. Ltd. Class A	189,826	8,547
	China Tobacco International HK Co. Ltd.	2,775,123	8,544
[1,3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,774,917	8,528
	Hengyi Petrochemical Co. Ltd. Class A	3,567,540	8,492
[1]	Onewo Inc. Class H	3,911,700	8,408
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,631,649	8,397
*,2	New Horizon Health Ltd.	4,645,117	8,375
	Shanghai International Airport Co. Ltd. Class A	2,287,836	8,367
*	Hainan Airlines Holding Co. Ltd. Class A	41,210,322	8,366
	SG Micro Corp. Class A	590,831	8,364
	Haisco Pharmaceutical Group Co. Ltd. Class A	903,663	8,357
	Huaneng Lancang River Hydropower Inc. Class A	5,547,900	8,322
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	8,287
	CNPC Capital Co. Ltd. Class A	7,768,157	8,275
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,123,400	8,264
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,128,000	8,228
*,1	Country Garden Holdings Co. Ltd.	380,081,000	8,220
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,733,100	8,193
	Konfoong Materials International Co. Ltd. Class A	272,200	8,190
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,373,599	8,168
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,448,928	8,163
	China Overseas Property Holdings Ltd.	18,592,294	8,158
	Founder Securities Co. Ltd. Class A	7,751,570	8,156
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,481,350	8,156
*,1	Sunshine Lake Pharma Co. Ltd. Class H	1,531,191	8,153
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	231,930	8,139
	Weilong Delicious Global Holdings Ltd.	7,526,600	8,121
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	284,866	8,112
	Wuhan Jingce Electronic Group Co. Ltd. Class A	287,361	8,110
*,1,3	Luye Pharma Group Ltd.	30,951,539	8,030
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,440,572	8,006
	Yunnan Tin Co. Ltd. Class A	1,583,073	7,985
	Giant Network Group Co. Ltd. Class A	1,827,700	7,945
	Everbright Securities Co. Ltd. Class A	3,623,200	7,944
	Tuya Inc. ADR	4,722,359	7,934
	Puya Semiconductor Shanghai Co. Ltd. Class A	151,094	7,919
[1]	Gushengtang Holdings Ltd.	2,107,696	7,918
*	JoulWatt Technology Co. Ltd. Class A	465,672	7,847
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,209,936	7,823
	Nanya New Material Technology Co. Ltd. Class A	241,981	7,791
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	7,789
	Advanced Fiber Resources Zhuhai Ltd. Class A	257,365	7,769
	JNBY Design Ltd.	2,933,164	7,755
	Huafon Chemical Co. Ltd. Class A	4,755,805	7,731
*	Daqo New Energy Corp. ADR	635,074	7,729
	TongFu Microelectronics Co. Ltd. Class A	919,602	7,728
	Shenzhen Sunway Communication Co. Ltd. Class A	909,435	7,725
	Industrial Securities Co. Ltd. Class A	8,562,010	7,665
	Huizhou Desay Sv Automotive Co. Ltd. Class A	559,819	7,659
*	Guangdong HEC Technology Holding Co. Ltd. Class A	1,815,367	7,638
	Ruijie Networks Co. Ltd. Class A	439,628	7,633
*	Shenyang Fortune Precision Equipment Co. Ltd. Class A	312,969	7,628
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	792,622	7,627
[1]	JF SmartInvest Holdings Ltd.	1,988,900	7,612
	Chongqing Rural Commercial Bank Co. Ltd. Class A	7,592,500	7,602
	Huayu Automotive Systems Co. Ltd. Class A	3,043,405	7,598
	Yunnan Yuntianhua Co. Ltd. Class A	1,716,173	7,583
[1,2]	Fu Shou Yuan International Group Ltd.	22,501,420	7,575
	Zhejiang Chint Electrics Co. Ltd. Class A	2,025,702	7,571
	Nantong Jianghai Capacitor Co. Ltd. Class A	871,545	7,566
*	Kunlun Tech Co. Ltd. Class A	1,184,245	7,562
	China Overseas Grand Oceans Group Ltd.	24,118,402	7,535
	BOE Technology Group Co. Ltd. Class B	12,093,029	7,527

		Shares	Market Value ($000)
	Eve Energy Co. Ltd. Class A	932,858	7,501
	Tongkun Group Co. Ltd. Class A	2,257,060	7,489
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,692,835	7,487
[1]	Tongguan Gold Group Ltd.	28,452,000	7,475
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	795,337	7,466
*	Wuhan Guide Infrared Co. Ltd. Class A	3,988,837	7,437
	Huaxin Building Materials Group Co. Ltd. Class H	3,923,572	7,426
	China Tourism Group Duty Free Corp. Ltd. Class A	860,992	7,411
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,571,759	7,401
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	2,268,883	7,364
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,453,380	7,341
*	Tongwei Co. Ltd. Class A	4,238,043	7,334
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	7,333
[1,3]	Blue Moon Group Holdings Ltd.	18,050,272	7,306
*,1	Minimax Group Inc.	250,120	7,297
	Great Wall Motor Co. Ltd. Class A	2,920,964	7,275
	Gotion High-tech Co. Ltd. Class A	1,719,300	7,270
	COSCO SHIPPING Development Co. Ltd. Class H	61,081,512	7,253
	China Lesso Group Holdings Ltd.	14,052,416	7,247
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,225,497	7,246
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	9,543,100	7,169
	Sinofert Holdings Ltd.	43,226,198	7,154
	Shanghai Putailai New Energy Technology Group Co. Ltd.	2,027,324	7,150
*	Yunnan Energy New Material Group Co. Ltd. Class A	917,230	7,149
	China Rare Earth Resources & Technology Co. Ltd. Class A	1,007,300	7,143
	Sangfor Technologies Inc. Class A	398,894	7,139
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	7,137
	Jiangsu Etern Co. Ltd. Class A	1,499,000	7,092
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,242,925	7,087
	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	920,400	7,065
*,1	China Modern Dairy Holdings Ltd.	37,347,317	7,053
	Beijing Kingsoft Office Software Inc. Class A	175,997	7,053
	Tianshui Huatian Technology Co. Ltd. Class A	3,075,345	7,050
	Wolong Electric Group Co. Ltd. Class A	1,492,440	7,010
	Zhejiang Cfmoto Power Co. Ltd. Class A	154,200	6,998
	Huadong Medicine Co. Ltd. Class A	1,620,263	6,994
	FinVolution Group ADR	1,441,335	6,990
	Shenzhen Kedali Industry Co. Ltd. Class A	259,405	6,985
	Biwin Storage Technology Co. Ltd. Class A	209,216	6,975
[1,3]	Yixin Group Ltd.	40,870,000	6,964
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,461,600	6,958
*	Metallurgical Corp. of China Ltd. Class A	17,262,194	6,953
*,1	Seazen Group Ltd.	37,794,348	6,931
	Sihuan Pharmaceutical Holdings Group Ltd.	60,413,035	6,922
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	6,919
[1]	Tiangong International Co. Ltd.	18,463,510	6,913
	Asymchem Laboratories Tianjin Co. Ltd. Class A	305,296	6,901
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	6,895
	ENN Natural Gas Co. Ltd. Class A	2,599,663	6,857
	Huadian Power International Corp. Ltd. Class A	9,486,872	6,763
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,199,280	6,756
	Livzon Pharmaceutical Group Inc. Class H	2,036,405	6,744
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	676,289	6,735
	JinkoSolar Holding Co. Ltd. ADR	444,099	6,724
*,1,3	Alphamab Oncology	7,066,959	6,724
[1]	Towngas Smart Energy Co. Ltd.	15,011,733	6,700
	Yealink Network Technology Corp. Ltd. Class A	1,163,005	6,699
	Empyrean Technology Co. Ltd. Class A	517,683	6,689
	Shenzhen Capchem Technology Co. Ltd. Class A	720,473	6,670
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,657,267	6,641
	Guolian Minsheng Securities Co. Ltd. Class A	4,956,700	6,616
	Changjiang Securities Co. Ltd. Class A	5,169,432	6,587
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	45,519,906	6,570
	China National Chemical Engineering Co. Ltd. Class A	5,645,843	6,556
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,809,594	6,549
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,823,700	6,538
	Tsingtao Brewery Co. Ltd. Class A	786,358	6,526
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	134,933	6,484
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,546,728	6,459
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,381,455	6,449

		Shares	Market Value ($000)
*	Vnet Group Inc. Class A ADR	897,150	6,433
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	6,423
	Fujian Wanchen Food Group Co. Ltd. Class A	198,100	6,408
	Seres Group Co. Ltd. Class A	693,100	6,400
[1]	West China Cement Ltd.	28,002,756	6,397
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,884,088	6,395
*	Canmax Technologies Co. Ltd. Class A	796,523	6,390
	Sailun Group Co. Ltd. Class A	3,043,343	6,385
	Spring Airlines Co. Ltd. Class A	915,500	6,384
	JCHX Mining Management Co. Ltd. Class A	577,834	6,367
	Jiujiang Defu Technology Co. Ltd. Class A	646,700	6,364
*	Dosilicon Co. Ltd. Class A	421,245	6,351
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,111,267	6,329
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,823,516	6,319
[1]	Tianneng Power International Ltd.	9,765,375	6,313
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,291,380	6,297
	Goneo Group Co. Ltd. Class A	1,016,573	6,284
*,1	COFCO Joycome Foods Ltd.	43,983,541	6,281
	First Tractor Co. Ltd. Class H	5,514,714	6,245
*,1,3	Hygeia Healthcare Holdings Co. Ltd.	4,908,448	6,231
*	China Greatwall Technology Group Co. Ltd. Class A	3,062,400	6,228
	Zheshang Securities Co. Ltd. Class A	4,388,661	6,215
	Sharetronic Data Technology Co. Ltd. Class A	194,852	6,215
*	Youdao Inc. ADR	369,834	6,213
	Shenzhen Han's CNC Technology Co. Ltd. Class A	180,000	6,209
*,1	Shui On Land Ltd.	90,016,878	6,205
*	Jinko Solar Co. Ltd. Class A	9,628,138	6,181
[3]	Topsports International Holdings Ltd.	35,408,479	6,122
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,078,100	6,113
	Hundsun Technologies Inc. Class A	1,792,351	6,088
	Dongxing Securities Co. Ltd. Class A	2,967,222	6,077
*	Remegen Co. Ltd. Class A	363,135	6,073
*	Suzhou Everbright Photonics Co. Ltd. Class A	181,044	6,068
[1]	China Resources Beverage Holdings Co. Ltd.	5,852,800	6,051
*	Beijing Yandong Microelectronic Co. Ltd. Class A	817,538	6,033
	China BlueChemical Ltd. Class H	22,287,366	6,018
	Qilu Bank Co. Ltd. Class A	6,338,485	5,983
*	Loongson Technology Corp. Ltd. Class A	378,611	5,964
	Zhejiang Longsheng Group Co. Ltd. Class A	3,025,505	5,948
*	Beijing Capital International Airport Co. Ltd. Class H	27,052,191	5,931
	Shenzhen SEICHI Technologies Co. Ltd. Class A	97,350	5,913
	Zhejiang Hailiang Co. Ltd. Class A	2,170,400	5,910
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,540,261	5,896
	China Datang Corp. Renewable Power Co. Ltd. Class H	35,964,753	5,869
	Jiangsu Financial Leasing Co. Ltd. Class A	6,038,427	5,850
	Shanghai Baosight Software Co. Ltd. Class A	2,122,552	5,849
	Suzhou Maxwell Technologies Co. Ltd. Class A	264,865	5,834
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	652,335	5,820
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,500	5,809
	Sinopec Kantons Holdings Ltd.	12,206,714	5,800
	EverProX Technologies Co. Ltd. Class A	279,500	5,798
*	Zhongsheng Group Holdings Ltd.	10,020,897	5,797
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,309,743	5,794
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	372,957	5,790
	Health & Happiness H&H International Holdings Ltd.	2,977,807	5,787
*	Zhongji Innolight Co. Ltd. Class H	44,150	5,787
	Shandong Sun Paper Industry JSC Ltd. Class A	2,680,900	5,785
	Henan Shijia Photons Technology Co. Ltd. Class A	432,632	5,771
	Wuxi Taiji Industry Ltd. Co. Class A	2,269,153	5,769
	Goldenmax International Group Ltd. Class A	760,400	5,731
	Shanghai Electric Power Co. Ltd. Class A	2,671,808	5,728
*,1	DPC Dash Ltd.	1,129,400	5,727
	QuantumCTek Co. Ltd. Class A	100,537	5,723
	Shenzhen Expressway Corp. Ltd. Class H	6,590,965	5,716
	Sigmastar Technology Ltd. Class A	340,267	5,691
*	Founder Technology Group Corp. Class A	4,183,300	5,679
*	Orbbec Inc. Class A	408,959	5,674
	Shenergy Co. Ltd. Class A	4,480,900	5,673
	Guangshen Railway Co. Ltd. Class H	19,393,193	5,663
	Amlogic Shanghai Co. Ltd. Class A	391,485	5,648

		Shares	Market Value ($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,598,178	5,632
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	552,083	5,623
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	4,793,640	5,620
	Poly Property Group Co. Ltd.	28,876,730	5,599
	Zhongtai Securities Co. Ltd. Class A	6,647,855	5,558
	Anhui Gujing Distillery Co. Ltd. Class A	395,337	5,555
	SDIC Capital Co. Ltd. Class A	5,743,800	5,550
	SooChow Securities Co. Ltd. Class A	4,608,877	5,542
	Huaan Securities Co. Ltd. Class A	4,896,093	5,537
	Huaibei Mining Holdings Co. Ltd. Class A	2,469,766	5,530
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	273,500	5,505
	Dazhong Mining Co. Ltd. Class A	1,427,980	5,474
	Bank of Changsha Co. Ltd. Class A	3,870,400	5,468
	Isoftstone Information Technology Group Co. Ltd. Class A	961,778	5,468
	Hangcha Group Co. Ltd. Class A	1,314,201	5,467
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,789,900	5,466
*	ASR Microelectronics Co. Ltd. Class A	394,539	5,465
*	Lufax Holding Ltd. ADR	3,497,737	5,456
	Shanghai Stonehill Technology Co. Ltd. Class A	5,437,421	5,447
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,075,492	5,434
[3]	AK Medical Holdings Ltd.	7,715,497	5,434
*	Hubei Feilihua Quartz Glass Co. Ltd. Class A	503,344	5,429
	Q Technology Group Co. Ltd.	6,190,379	5,427
*	Maxscend Microelectronics Co. Ltd. Class A	540,505	5,426
	China XD Electric Co. Ltd. Class A	2,739,483	5,416
[3]	China East Education Holdings Ltd.	9,321,627	5,401
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,239,720	5,390
	Moon Environment Technology Co. Ltd. Class A	1,032,200	5,390
*	Sanan Optoelectronics Co. Ltd. Class A	2,971,081	5,389
[1]	Sichuan Expressway Co. Ltd. Class H	8,741,253	5,387
	CSI Solar Co. Ltd. Class A	3,461,438	5,383
[1]	Flat Glass Group Co. Ltd. Class H	6,023,777	5,347
	Sichuan EM Technology Co. Ltd. Class A	1,048,500	5,340
*	Chongqing Afari Technology Co. Ltd. Class A	4,315,000	5,324
	CNGR Advanced Material Co. Ltd. Class A	883,058	5,323
	Do-Fluoride New Materials Co. Ltd. Class A	1,146,400	5,319
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,957,986	5,318
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	5,306
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	5,305
*,1	Yangzijiang Financial Holding Ltd.	32,218,058	5,281
	Kingnet Network Co. Ltd. Class A	2,075,700	5,280
*,1,3	Yidu Tech Inc.	9,035,695	5,273
	Hangzhou First Applied Material Co. Ltd. Class A	2,425,889	5,269
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	7,204,100	5,268
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	751,152	5,256
	Youngor Fashion Co. Ltd. Class A	4,510,400	5,251
*	Baiyin Nonferrous Group Co. Ltd. Class A	7,109,000	5,246
	LB Group Co. Ltd. Class A	2,159,900	5,234
*	SICC Co. Ltd. Class A	407,288	5,215
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,274,204	5,205
*	GalaxyCore Inc. Class A	2,357,290	5,201
	Qingdao TGOOD Electric Co. Ltd. Class A	1,002,818	5,198
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	406,863	5,198
	CIG Shanghai Co. Ltd. Class A	269,200	5,191
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,051,527	5,189
	Shenzhen Sunlord Electronics Co. Ltd. Class A	820,400	5,186
	Bank of Suzhou Co. Ltd. Class A	4,119,080	5,186
*	Yonyou Network Technology Co. Ltd. Class A	3,148,985	5,185
*	Tianfeng Securities Co. Ltd. Class A	9,420,800	5,182
	Neway Valve Suzhou Co. Ltd. Class A	765,800	5,177
	Yunnan Copper Co. Ltd. Class A	2,203,000	5,173
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	728,493	5,170
	Shenghe Resources Holding Co. Ltd. Class A	1,680,900	5,152
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	5,139
	Caitong Securities Co. Ltd. Class A	4,129,990	5,125
	Smartsens Technology Shanghai Co. Ltd. Class A	376,085	5,121
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,273,507	5,080
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	709,320	5,075
	Wangsu Science & Technology Co. Ltd. Class A	2,426,000	5,051
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	279,497	5,050

		Shares	Market Value ($000)
	Sunwoda Electronic Co. Ltd. Class A	1,788,704	5,049
	Beijing Jingneng Power Co. Ltd. Class A	5,899,600	5,036
	Hunan Gold Corp. Ltd. Class A	1,469,546	5,014
	SSY Group Ltd.	16,512,411	5,004
	Andon Health Co. Ltd. Class A	493,572	5,001
*	Sichuan Hongda Co. Ltd. Class A	2,679,200	4,979
	Beijing Yanjing Brewery Co. Ltd. Class A	2,598,810	4,977
	China Railway Signal & Communication Corp. Ltd. Class A	6,576,790	4,976
	Zhejiang Yinlun Machinery Co. Ltd. Class A	873,335	4,970
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	4,956
	Ningbo Orient Wires & Cables Co. Ltd. Class A	810,540	4,940
	Angel Yeast Co. Ltd. Class A	794,100	4,935
*,2	Hopson Development Holdings Ltd.	14,642,216	4,929
	Red Avenue New Materials Group Co. Ltd. Class A	613,400	4,924
	CGN New Energy Holdings Co. Ltd.	16,535,506	4,919
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,156,269	4,916
	Western Superconducting Technologies Co. Ltd. Class A	629,042	4,912
	Hangzhou GreatStar Industrial Co. Ltd.	1,108,000	4,909
	Beijing Tong Ren Tang Co. Ltd. Class A	1,255,334	4,899
	Beijing Enlight Media Co. Ltd. Class A	2,766,480	4,881
	Guanghui Energy Co. Ltd. Class A	5,999,300	4,862
	PAX Global Technology Ltd.	9,658,609	4,857
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,715,775	4,849
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,289,283	4,830
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	4,826
	China National Uranium Co. Ltd. Class A	520,653	4,817
*	Skyworth Group Ltd.	8,640,344	4,811
	Yuexiu Transport Infrastructure Ltd.	10,154,245	4,811
	L&K Engineering Suzhou Co. Ltd. Class A	219,200	4,811
	Suzhou Kematek Inc. Class A	383,900	4,804
[1,3]	Linklogis Inc. Class B	18,507,793	4,797
*	Wintime Energy Group Co. Ltd. Class A	20,473,100	4,787
	Hisense Visual Technology Co. Ltd. Class A	1,189,200	4,786
	Beijing Sifang Automation Co. Ltd. Class A	852,700	4,781
	Hainan Airport Infrastructure Co. Ltd. Class A	11,008,339	4,780
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	13,301,130	4,772
	Ecovacs Robotics Co. Ltd. Class A	530,240	4,770
	Sinomine Resource Group Co. Ltd. Class A	683,675	4,762
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,541,600	4,745
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,215,004	4,733
	Intco Medical Technology Co. Ltd. Class A	631,800	4,723
	Chengtun Mining Group Co. Ltd. Class A	2,999,100	4,720
	China Great Wall Securities Co. Ltd. Class A	3,825,800	4,711
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,100,000	4,699
	Guocheng Mining Co. Ltd. Class A	1,136,864	4,692
	GEM Co. Ltd. Class A	4,722,320	4,684
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,089,279	4,674
	Changchun High-Tech Industry Group Co. Ltd. Class A	388,973	4,670
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,412,916	4,665
	Beibuwan Port Co. Ltd. Class A	2,523,775	4,642
	Grinm Advanced Materials Co. Ltd. Class A	887,700	4,638
	Shenzhen MTC Co. Ltd. Class A	4,222,900	4,635
	Cinda Securities Co. Ltd. Class A	1,886,800	4,634
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,588
	China Foods Ltd.	10,388,706	4,572
*	Talkweb Information System Co. Ltd. Class A	1,190,883	4,570
*	Swancor Advanced Materials Co. Ltd. Class A	195,694	4,561
	All Winner Technology Co. Ltd. Class A	919,294	4,555
*	BeOne Medicines Ltd. Class A	119,497	4,550
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,910,061	4,543
	Imeik Technology Development Co. Ltd. Class A	280,660	4,536
*	China Vanke Co. Ltd. Class A	9,109,238	4,512
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,688,100	4,501
	FSPG Hi-Tech Co. Ltd. Class A	2,510,100	4,490
[1]	China Resources Building Materials Technology Holdings Ltd.	31,451,498	4,487
	Beijing New Building Materials plc Class A	1,568,735	4,484
	Xinfengming Group Co. Ltd. Class A	1,546,469	4,477
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,313,573	4,468
	Cathay Biotech Inc. Class A	662,190	4,462
	BOC International China Co. Ltd. Class A	2,545,100	4,460

		Shares	Market Value ($000)
	Loncin Motor Co. Ltd. Class A	2,044,600	4,452
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,658,847	4,450
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	4,449
*	Sichuan Changhong Electric Co. Ltd. Class A	4,293,700	4,413
*	Maanshan Iron & Steel Co. Ltd. Class H	20,158,000	4,397
	Anhui Yingliu Electromechanical Co. Ltd. Class A	693,200	4,396
	Leo Group Co. Ltd. Class A	6,397,200	4,392
	APT Medical Inc. Class A	130,024	4,380
[1]	Chervon Holdings Ltd.	1,800,600	4,373
	Huaxin Building Materials Group Co. Ltd. Class A	1,321,581	4,368
	Linktel Technologies Co. Ltd. Class A	133,500	4,360
*	Trina Solar Co. Ltd. Class A	2,162,376	4,352
	Hoshine Silicon Industry Co. Ltd. Class A	876,480	4,346
	Guobo Electronics Co. Ltd. Class A	404,205	4,330
*	New Hope Liuhe Co. Ltd. Class A	4,162,287	4,316
	Jiangsu Azure Corp. Class A	1,830,648	4,309
	Mango Excellent Media Co. Ltd. Class A	1,776,599	4,308
	Xiamen Faratronic Co. Ltd. Class A	212,320	4,302
	Sinolink Securities Co. Ltd. Class A	3,319,500	4,299
	Keda Industrial Group Co. Ltd. Class A	1,760,841	4,299
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,894,620	4,292
	Fujian Funeng Co. Ltd. Class A	2,665,434	4,290
	Hainan Jinpan Smart Technology Co. Ltd. Class A	450,362	4,284
[1]	Sun Art Retail Group Ltd.	28,111,328	4,273
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,752,200	4,269
*	China National Software & Service Co. Ltd. Class A	874,298	4,268
*	Bohai Leasing Co. Ltd. Class A	6,310,900	4,253
	Glarun Technology Co. Ltd. Class A	1,186,100	4,245
[1,3]	Everbright Securities Co. Ltd. Class H	4,374,032	4,233
	Jiangsu Hoperun Software Co. Ltd. Class A	756,000	4,228
	3peak Inc. Class A	128,320	4,228
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	4,220
	Far East Smarter Energy Co. Ltd. Class A	2,142,300	4,212
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	473,400	4,206
	Henan Zhongfu Industry Co. Ltd. Class A	4,199,800	4,206
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,793,133	4,200
	Nanjing Iron & Steel Co. Ltd. Class A	5,616,646	4,183
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,267,900	4,173
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	729,920	4,170
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,442,800	4,157
	Tong Ren Tang Technologies Co. Ltd. Class H	9,260,777	4,154
	Wuhan DR Laser Technology Corp. Ltd. Class A	283,016	4,149
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,656,546	4,148
[1,3]	Joinn Laboratories China Co. Ltd. Class H	1,461,958	4,143
*	VOYAH Automobile Technology Co. Ltd. Class H	11,219,215	4,143
	Fulin Precision Co. Ltd. Class A	1,790,838	4,138
	First Capital Securities Co. Ltd. Class A	4,252,600	4,137
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	4,131
	Shenzhen Honor Electronic Co. Ltd. Class A	158,060	4,131
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	4,125
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	4,124
[1]	Yanlord Land Group Ltd.	7,711,392	4,119
*	Ningbo Shanshan Co. Ltd. Class A	2,175,924	4,106
	HLA Group Corp. Ltd. Class A	4,398,863	4,105
	Zhejiang Dingli Machinery Co. Ltd. Class A	468,585	4,100
	China Shineway Pharmaceutical Group Ltd.	3,929,854	4,079
	Sunresin New Materials Co. Ltd. Class A	470,442	4,079
	Shenzhen Energy Group Co. Ltd. Class A	4,230,957	4,072
	Western Securities Co. Ltd. Class A	4,066,144	4,071
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	325,000	4,066
	Joinn Laboratories China Co. Ltd. Class A	659,282	4,052
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	1,067,400	4,051
	Wuhan Dameng Database Co. Ltd. Class A	113,646	4,040
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	367,255	4,037
	Sinotruk Jinan Truck Co. Ltd. Class A	1,171,419	4,027
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	4,026
	Liaoning Port Co. Ltd. Class A	17,969,865	4,018
	JL Mag Rare-Earth Co. Ltd. Class A	1,058,853	4,012
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,215,426	4,001
	Bestechnic Shanghai Co. Ltd. Class A	218,405	4,001

		Shares	Market Value ($000)
	Hubei Energy Group Co. Ltd. Class A	5,706,367	3,990
	Beijing Roborock Technology Co. Ltd. Class A	241,010	3,978
	Ningbo Joyson Electronic Corp. Class A	1,301,400	3,966
*,1,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,619,200	3,954
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	3,933
*	Goke Microelectronics Co. Ltd. Class A	205,300	3,932
	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	645,600	3,925
	Geovis Technology Co. Ltd. Class A	791,575	3,922
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,849,833	3,920
*,1,3	China Bohai Bank Co. Ltd. Class H	37,916,427	3,916
[1]	China Risun Group Ltd.	16,527,094	3,915
	Zhejiang Taotao Vehicles Co. Ltd. Class A	104,400	3,913
	Ningbo Zhoushan Port Co. Ltd. Class A	7,581,846	3,908
	IRICO Display Devices Co. Ltd. Class A	3,383,568	3,901
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,895
	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	117,000	3,891
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	262,960	3,861
	T&S Communications Co. Ltd. Class A	229,500	3,860
	G-bits Network Technology Xiamen Co. Ltd. Class A	66,949	3,857
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,849
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	924,130	3,847
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,842
	Dajin Heavy Industry Co. Ltd. Class A	656,600	3,838
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	430,060	3,836
	Wuchan Zhongda Group Co. Ltd. Class A	5,119,185	3,820
*	Estun Automation Co. Ltd. Class A	864,200	3,811
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	838,435	3,806
*	Sensteed Hi-tech Group Class A	9,654,300	3,802
	Thunder Software Technology Co. Ltd. Class A	423,828	3,801
	North Copper Co. Ltd. Class A	1,913,500	3,801
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,591,200	3,800
	Zhende Medical Co. Ltd. Class A	281,700	3,796
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	3,761
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	3,759
	Beijing Compass Technology Development Co. Ltd. Class A	307,705	3,758
	AVIC Chengdu UAS Co. Ltd. Class A	621,791	3,750
	China Coal Xinji Energy Co. Ltd. Class A	2,585,930	3,750
*	Guangzhou Automobile Group Co. Ltd. Class A	4,581,485	3,747
	China Oilfield Services Ltd. Class A	1,997,090	3,744
*,3	CanSino Biologics Inc. Class H	1,259,702	3,736
	Grandblue Environment Co. Ltd. Class A	811,936	3,722
	Xiamen Amoytop Biotech Co. Ltd. Class A	429,407	3,713
	GCL Energy Technology Co. Ltd. Class A	1,662,100	3,711
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,982,700	3,711
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	3,706
*	BAIC Foton Motor Co. Ltd. Class A	7,936,400	3,703
	Eastern Air Logistics Co. Ltd. Class A	1,463,891	3,700
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,695
	Hunan Valin Steel Co. Ltd. Class A	6,331,440	3,692
	Digital China Group Co. Ltd. Class A	1,033,760	3,690
*	Shanghai Vital Microtech Co. Ltd.	954,800	3,679
*	Forehope Electronic Ningbo Co. Ltd. Class A	429,643	3,678
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	3,675
	Nanjing Securities Co. Ltd. Class A	3,613,900	3,664
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	507,907	3,661
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	7,428,900	3,661
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	3,653
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	132,109	3,645
*	EHang Holdings Ltd. ADR	709,434	3,639
*	Chengxin Lithium Group Co. Ltd. Class A	871,870	3,638
	Castech Inc. Class A	500,920	3,634
	China Lilang Ltd.	8,202,094	3,621
	Espressif Systems Shanghai Co. Ltd. Class A	237,650	3,615
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,459,240	3,614
	Anhui Yingjiagongjiu Co. Ltd. Class A	627,454	3,613
[1]	NetDragon Websoft Holdings Ltd.	3,514,629	3,612
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	337,429	3,608
	Xiamen C & D Inc. Class A	2,711,800	3,607
*	CCOOP Group Co. Ltd. Class A	17,138,700	3,604
[1]	China Resources Medical Holdings Co. Ltd.	11,127,418	3,603

		Shares	Market Value ($000)
	INESA Intelligent Tech Inc. Class B	5,249,900	3,602
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,593
	COSCO SHIPPING Development Co. Ltd. Class A	9,826,572	3,592
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	902,517	3,590
*	Seazen Holdings Co. Ltd. Class A	2,156,235	3,589
	Hubei Zhenhua Chemical Co. Ltd. Class A	776,200	3,578
	Southwest Securities Co. Ltd. Class A	5,775,609	3,577
	POCO Holding Co. Ltd. Class A	415,440	3,576
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,566
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,562
	Anjoy Foods Group Co. Ltd. Class A	267,728	3,562
	Guangdong Electric Power Development Co. Ltd. Class B	14,620,512	3,560
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,945,281	3,559
	Western Region Gold Co. Ltd. Class A	937,000	3,538
*	Xiangcai Co. Ltd. Class A	2,735,742	3,535
	Shanghai Huace Navigation Technology Ltd. Class A	841,008	3,535
*	DingDong Cayman Ltd. ADR	1,374,621	3,533
*,1	China Education Group Holdings Ltd.	14,547,248	3,530
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,529
	Ming Yang Smart Energy Group Ltd. Class A	2,137,483	3,525
	Beijing Sinnet Technology Co. Ltd. Class A	1,763,000	3,524
*	J-Yuan Trust Co. Ltd. Class A	9,288,300	3,523
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,267,200	3,522
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,821,548	3,521
*	OFILM Group Co. Ltd. Class A	3,274,914	3,501
	CNOOC Energy Technology & Services Ltd. Class A	6,050,400	3,500
	XTC New Energy Materials Xiamen Co. Ltd. Class A	513,058	3,495
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,662,433	3,489
	Hangzhou Lion Microelectronics Co. Ltd. Class A	635,680	3,481
	Offshore Oil Engineering Co. Ltd. Class A	4,102,200	3,475
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,825,744	3,472
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	3,471
	Bank of Chongqing Co. Ltd. Class A	2,050,159	3,467
	Xi'an Bright Laser Technologies Co. Ltd. Class A	287,358	3,466
	Olympic Circuit Technology Co. Ltd. Class A	743,100	3,463
	GRG Banking Equipment Co. Ltd. Class A	2,283,743	3,462
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	457,775	3,460
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	322,900	3,455
	iRay Group Class A	277,393	3,453
	YongXing Special Materials Technology Co. Ltd. Class A	516,690	3,451
	Guangdong Aofei Data Technology Co. Ltd. Class A	1,040,870	3,451
[1,3]	AsiaInfo Technologies Ltd.	5,926,027	3,440
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,799,700	3,433
	DHC Software Co. Ltd. Class A	3,195,600	3,427
	Jiangxi Jovo Energy Co. Ltd. Class A	725,900	3,425
*	JA Solar Technology Co. Ltd. Class A	3,063,794	3,408
	ZCZL Industrial Technology Group Co. Ltd.	1,424,200	3,406
*	Quzhou Xin'an Development Co. Ltd. Class A	7,977,400	3,391
	Sealand Securities Co. Ltd. Class A	5,956,200	3,389
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	3,389
	Sinomach Precision Industry Group Co. Ltd. Class A	542,400	3,384
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,152,304	3,382
	Hualan Biological Engineering Inc. Class A	1,694,155	3,374
	Juneyao Airlines Co. Ltd. Class A	2,052,352	3,370
	Sinotrans Ltd. Class A	3,469,821	3,365
	Guangzhou Haige Communications Group Inc. Co. Class A	2,277,259	3,363
	State Grid Information & Communication Co. Ltd. Class A	1,450,622	3,361
	Ginlong Technologies Co. Ltd. Class A	379,910	3,356
[1,3]	Maoyan Entertainment	5,807,977	3,349
*	Hunan Silver Co. Ltd. Class A	2,833,100	3,347
	Ningbo Zhenyu Technology Co. Ltd. Class A	250,574	3,341
	Shenzhen Goodix Technology Co. Ltd. Class A	430,100	3,338
	Intsig Information Co. Ltd. Class A	195,347	3,338
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	811,145	3,331
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,236,901	3,320
*	Pantum Technology Co. Ltd.	1,316,464	3,316
*,1	Angang Steel Co. Ltd. Class H	21,115,121	3,310
*	Siasun Robot & Automation Co. Ltd. Class A	1,453,840	3,310
	CSG Holding Co. Ltd. Class B	17,537,213	3,308
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	3,295

		Shares	Market Value ($000)
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,871,200	3,295
	Fujian Longking Co. Ltd. Class A	1,246,100	3,290
*	Gaotu Techedu Inc. ADR	1,806,165	3,287
	Shanghai Zhonggu Logistics Co. Ltd. Class A	2,058,468	3,287
	China Film Group Co. Ltd. Class A	1,777,232	3,286
[1]	Xinyi Energy Holdings Ltd.	28,603,177	3,279
[1]	Zhongyu Energy Holdings Ltd.	10,453,677	3,275
	Betta Pharmaceuticals Co. Ltd. Class A	384,100	3,270
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	3,262
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	839,400	3,259
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	276,540	3,258
*,1	Sinopec Oilfield Service Corp. Class H	39,356,792	3,246
	Shanghai AtHub Co. Ltd. Class A	902,719	3,245
[1]	Yuexiu REIT	37,954,986	3,244
*	China Hainan Rubber Industry Group Co. Ltd. Class A	4,412,600	3,243
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,233
*	Pacific Securities Co. Ltd. Class A	6,302,199	3,232
	Guangdong Hongda Holdings Group Co. Ltd. Class A	776,900	3,232
	Minmetals Capital Co. Ltd. Class A	4,344,200	3,232
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,226
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	3,225
	Xuji Electric Co. Ltd. Class A	953,600	3,223
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	983,300	3,222
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	3,221
	Bethel Automotive Safety Systems Co. Ltd. Class A	832,559	3,221
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,306,600	3,209
	Capital Securities Co. Ltd. Class A	1,477,800	3,206
*	China First Heavy Industries Co. Ltd. Class A	6,988,600	3,198
	Kehua Data Co. Ltd. Class A	752,231	3,196
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	863,900	3,191
*	Guosheng Securities Inc. Class A	1,783,600	3,190
	COFCO Capital Holdings Co. Ltd. Class A	2,321,784	3,187
	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	3,186
*	Sohu.com Ltd. ADR	229,668	3,185
	CECEP Wind-Power Corp. Class A	6,070,147	3,179
[1]	Central China Securities Co. Ltd. Class H	14,369,093	3,172
*	Vantone Neo Development Group Co. Ltd. Class A	1,996,141	3,166
*	China International Marine Containers Group Co. Ltd. Class A	2,464,650	3,164
*	TDG Holdings Co. Ltd. Class A	1,289,100	3,164
	Beijing Easpring Material Technology Co. Ltd. Class A	511,000	3,150
	Guizhou Chanhen Chemical Corp. Class A	615,600	3,147
	Hesteel Co. Ltd. Class A	9,894,043	3,137
	Qingdao Hanhe Cable Co. Ltd. Class A	3,100,816	3,126
	Shandong Humon Smelting Co. Ltd. Class A	1,572,800	3,125
	Jiangsu Pacific Quartz Co. Ltd. Class A	502,649	3,123
	Shenzhen Huaqiang Industry Co. Ltd. Class A	967,730	3,121
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,120
*	Addsino Co. Ltd. Class A	1,486,300	3,116
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	459,150	3,113
	Jiangsu Yangnong Chemical Co. Ltd. Class A	370,810	3,108
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,215,480	3,106
	China Zhenhua Group Science & Technology Co. Ltd. Class A	511,500	3,102
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,237,298	3,091
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	3,086
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,634,936	3,081
	SPIC Green Energy Co. Ltd. Class A	3,815,700	3,079
	Huali Industrial Group Co. Ltd. Class A	584,944	3,079
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,955,300	3,077
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,814,383	3,066
*	Sinopec Oilfield Service Corp. Class A	9,224,400	3,062
*,1,3	Ocumension Therapeutics	4,736,327	3,057
	Perfect World Co. Ltd. Class A	1,881,950	3,056
	STO Express Co. Ltd. Class A	1,462,947	3,051
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	949,500	3,047
	Hongta Securities Co. Ltd. Class A	2,886,800	3,044
	Jack Technology Co. Ltd. Class A	476,100	3,042
	Wuxi NCE Power Co. Ltd. Class A	423,201	3,041
	Chongqing Brewery Co. Ltd. Class A	440,789	3,038
	Jiangsu Expressway Co. Ltd. Class A	1,682,775	3,037
*	Antong Holdings Co. Ltd. Class A	4,679,400	3,031

		Shares	Market Value ($000)
	Luster LightTech Co. Ltd. Class A	479,653	3,027
*	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	729,955	3,025
	Hangzhou Zhongheng Electric Co. Ltd. Class A	575,600	3,024
*,1,3	Haichang Ocean Park Holdings Ltd.	61,592,070	3,021
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,902,590	3,017
	Zhejiang XCC Group Co. Ltd. Class A	392,400	3,016
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	883,900	3,014
	Hangzhou Iron & Steel Co. Class A	3,122,500	3,014
	AVICOPTER plc Class A	755,891	3,010
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,267,545	3,010
	Optowide Technologies Co. Ltd. Class A	188,438	3,009
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,394,230	3,007
	Xiamen Bank Co. Ltd. Class A	2,587,906	2,989
	Heilongjiang Agriculture Co. Ltd. Class A	1,633,800	2,987
	Sai Micro Electronics Inc. Class A	720,474	2,986
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	364,140	2,986
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	355,135	2,982
*,1	Shenzhen Investment Ltd.	34,333,328	2,975
	Shanghai M&G Stationery Inc. Class A	856,900	2,975
	Qingdao Port International Co. Ltd. Class A	2,211,120	2,959
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	967,419	2,951
	Livzon Pharmaceutical Group Inc. Class A	638,043	2,943
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,577,355	2,937
*	Shenzhen Infogem Technologies Co. Ltd. Class A	663,600	2,925
*,3	BAIC Motor Corp. Ltd. Class H	26,320,954	2,923
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,485,286	2,922
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,922
	CITIC Metal Co. Ltd. Class A	1,659,400	2,922
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	2,920
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	847,861	2,920
	HMT Xiamen New Technical Materials Co. Ltd. Class A	340,500	2,918
	Weihai Guangwei Composites Co. Ltd. Class A	760,384	2,914
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,230,100	2,911
	Guangzhou Haozhi Industrial Co. Ltd. Class A	309,300	2,906
	China Baoan Group Co. Ltd. Class A	2,491,935	2,905
	CITIC Heavy Industries Co. Ltd. Class A	4,189,306	2,903
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	303,900	2,901
	Xiamen Xiangyu Co. Ltd. Class A	2,919,101	2,900
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	479,113	2,895
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,891
	Fangda Carbon New Material Co. Ltd. Class A	3,762,345	2,889
	Northeast Securities Co. Ltd. Class A	2,402,200	2,884
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,881
	Baimtec Material Co. Ltd. Class A	377,070	2,880
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,109,200	2,877
	Zhejiang Supor Co. Ltd. Class A	445,175	2,876
*	Henan Yuneng Holdings Co. Ltd. Class A	1,621,724	2,876
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	341,510	2,861
	Easy Click Worldwide Network Technology Co. Ltd. Class A	633,750	2,861
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	2,856
	Huaxi Securities Co. Ltd. Class A	2,292,839	2,855
	Shenzhen FRD Science & Technology Co. Ltd. Class A	610,101	2,855
*	MGI Tech Co. Ltd. Class A	386,492	2,852
	China Wafer Level CSP Co. Ltd. Class A	663,383	2,850
	Sinoma International Engineering Co. Class A	2,411,200	2,845
[1]	Tianli International Holdings Ltd.	17,273,057	2,844
	Shanghai Construction Group Co. Ltd. Class A	8,094,700	2,841
	Fujian Star-net Communication Co. Ltd. Class A	735,972	2,834
	Walvax Biotechnology Co. Ltd. Class A	1,551,965	2,834
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,834
	China National Medicines Corp. Ltd. Class A	674,300	2,828
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,011,348	2,826
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	244,980	2,814
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	2,811
	CECEP Solar Energy Co. Ltd. Class A	4,173,800	2,801
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,801
	Beijing Shiji Information Technology Co. Ltd. Class A	2,216,377	2,799
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,798
	Newland Digital Technology Co. Ltd. Class A	1,003,597	2,797
	Shandong Linglong Tyre Co. Ltd. Class A	1,616,416	2,781

		Shares	Market Value ($000)
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	388,579	2,775
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	394,100	2,772
	Bank of Qingdao Co. Ltd. Class A	3,192,893	2,769
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	931,000	2,768
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,766
*	Hybio Pharmaceutical Co. Ltd. Class A	885,100	2,764
	Huada Automotive Technology Corp. Ltd. Class A	497,775	2,764
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	410,105	2,759
	Tian Di Science & Technology Co. Ltd. Class A	3,773,445	2,758
	Shenzhen SC New Energy Technology Corp. Class A	325,906	2,757
	CSG Digital Power Grid Research Institute Co. Ltd. Class A	770,600	2,755
	Zhejiang Orient Holdings Group Co. Ltd. Class A	3,578,227	2,754
	Skshu Paint Co. Ltd. Class A	791,875	2,746
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	2,743
	Quectel Wireless Solutions Co. Ltd. Class A	408,385	2,737
	North Industries Group Red Arrow Co. Ltd. Class A	1,281,200	2,731
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,730
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	159,611	2,723
	Jiayou International Logistics Co. Ltd. Class A	1,411,295	2,719
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,287,500	2,717
	PhiChem Corp. Class A	580,260	2,708
*	Jushri Technologies Inc. Class A	629,600	2,706
	Flat Glass Group Co. Ltd. Class A	1,809,326	2,701
	INESA Intelligent Tech Inc. Class A	1,031,583	2,701
*	Qi An Xin Technology Group Inc. Class A	670,181	2,696
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	843,737	2,694
	Caida Securities Co. Ltd. Class A	2,831,600	2,693
*,1	Xinte Energy Co. Ltd. Class H	5,437,405	2,692
*	COL Global Co. Ltd. Class A	730,400	2,688
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,441,900	2,677
*	Kangmei Pharmaceutical Co. Ltd. Class A	13,267,000	2,674
	YUNDA Holding Group Co. Ltd. Class A	2,606,085	2,672
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,773,593	2,670
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	892,400	2,670
	Beijing Shougang Co. Ltd. Class A	4,622,895	2,663
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,661
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	2,659
	Giantec Semiconductor Corp. Class A	159,698	2,657
	Autel Intelligent Technology Corp. Ltd. Class A	611,890	2,656
	StarPower Semiconductor Ltd. Class A	222,235	2,643
	FAW Jiefang Group Co. Ltd. Class A	2,742,037	2,639
[1]	BBMG Corp. Class H	34,981,454	2,636
	Nanjing Tanker Corp. Class A	4,881,771	2,634
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	558,172	2,632
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,294,900	2,632
	Wuhu Token Science Co. Ltd. Class A	2,665,695	2,626
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,216,900	2,625
	Bloomage Biotechnology Corp. Ltd. Class A	442,409	2,624
[1,3]	Medlive Technology Co. Ltd.	2,636,000	2,622
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	578,150	2,619
	Guangzhou Development Group Inc. Class A	2,753,592	2,611
*,1,3	Bairong Inc. Class B	4,012,000	2,609
	Shengda Resources Co. Ltd. Class A	693,600	2,601
	Ningbo Jintian Copper Group Co. Ltd. Class A	1,786,800	2,600
	Arcplus Group plc Class A	1,204,080	2,599
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	2,597
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	2,589
[1]	BOE Varitronix Ltd.	5,182,854	2,588
	Oppein Home Group Inc. Class A	502,089	2,588
	Tinergy Chemical Co. Ltd. Class A	3,764,570	2,587
*	Shanghai DZH Ltd. Class A	2,073,038	2,583
	Winner Medical Co. Ltd. Class A	568,169	2,582
	Hand Enterprise Solutions Co. Ltd. Class A	1,033,100	2,566
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,153,549	2,561
	Dongfang Electronics Co. Ltd. Class A	1,442,200	2,559
	Beijing Ultrapower Software Co. Ltd. Class A	2,016,200	2,556
*	BOE HC SemiTek Corp. Class A	1,665,400	2,553
	Kaishan Group Co. Ltd. Class A	1,002,149	2,551
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,550
	Levima Advanced Materials Corp. Class A	913,103	2,537

		Shares	Market Value ($000)
	NBTM New Materials Group Co. Ltd. Class A	644,800	2,529
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,526
	Autobio Diagnostics Co. Ltd. Class A	514,190	2,522
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	1,003,500	2,522
[1,3]	A-Living Smart City Services Co. Ltd. Class H	10,915,289	2,517
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	377,482	2,516
	Beijing Tricolor Technology Co. Ltd. Class A	186,700	2,515
	People.cn Co. Ltd. Class A	1,006,600	2,513
	Shanghai Longcheer Technology Co. Ltd.	466,200	2,513
*	Sichuan Hexie Shuangma Co. Ltd. Class A	799,522	2,510
*	Liaoning Cheng Da Co. Ltd. Class A	1,557,800	2,509
	Mloptic Corp. Class A	53,491	2,508
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,760,324	2,505
	State Grid Yingda Co. Ltd. Class A	3,309,969	2,504
	Central China Securities Co. Ltd. Class A	4,044,600	2,499
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	2,487
*	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	514,100	2,482
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	155,755	2,476
	Hefei Chipmore Technology Co. Ltd. Class A	1,202,027	2,474
	Shanghai Belling Co. Ltd. Class A	726,100	2,471
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,101,900	2,470
	AIMA Technology Group Co. Ltd. Class A	764,994	2,470
	Ferrotec Anhui Technology Development Co. Ltd. Class A	561,200	2,464
*	Winning Health Technology Group Co. Ltd. Class A	2,194,530	2,463
	By-health Co. Ltd. Class A	1,585,200	2,453
	Zhuhai CosMX Battery Co. Ltd. Class A	1,124,730	2,443
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,521,584	2,440
	Sichuan Development Lomon Co. Ltd. Class A	1,943,550	2,440
	Western Metal Materials Co. Ltd. Class A	507,500	2,439
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,390,320	2,431
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	2,429
*	Ruyi Film Entertainment Co. Ltd. Class A	1,885,998	2,428
	Jizhong Energy Resources Co. Ltd. Class A	3,454,413	2,427
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	210,986	2,427
*	ApicHope Pharmaceutical Group Co. Ltd.	463,900	2,425
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	2,418
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,416
	Ningbo Boway Alloy Material Co. Ltd. Class A	977,900	2,415
	Lakala Payment Co. Ltd. Class A	1,016,960	2,413
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	2,411
*	Zhejiang Yongtai Technology Co. Ltd. Class A	892,164	2,407
	Anhui Heli Co. Ltd. Class A	889,200	2,404
	Jiangsu Leili Motor Co. Ltd. Class A	599,357	2,401
*	Greenland Holdings Corp. Ltd. Class A	12,462,506	2,399
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,216,721	2,399
	Tibet Huayu Mining Co. Ltd. Class A	825,900	2,386
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	609,500	2,381
	Xiamen Intretech Inc. Class A	733,960	2,377
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,373
	Anhui Expressway Co. Ltd. Class A	940,733	2,370
	Beijing Teamsun Technology Co. Ltd. Class A	1,167,520	2,365
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,363
*,1,3	JS Global Lifestyle Co. Ltd.	13,163,251	2,360
	Ningbo Huaxiang Electronic Co. Ltd. Class A	850,800	2,359
	Fibocom Wireless Inc. Class A	769,708	2,359
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,874,715	2,357
	Qingdao Rural Commercial Bank Corp. Class A	5,008,125	2,353
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,353
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	840,300	2,349
	Jianshe Industry Group Yunnan Co. Ltd. Class A	815,400	2,346
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,344
	Nanjing Gaoke Co. Ltd. Class A	1,992,400	2,335
	Fortior Technology Shenzhen Co. Ltd. Class A	101,199	2,333
*	Hangzhou Cable Co. Ltd. Class A	706,900	2,331
*	NavInfo Co. Ltd. Class A	2,349,619	2,325
	Youngy Co. Ltd. Class A	254,800	2,323
	Kunshan Dongwei Technology Co. Ltd. Class A	306,069	2,320
	China Meheco Group Co. Ltd. Class A	1,636,009	2,318
	Jiangsu Lihua Foods Group Co. Ltd.	818,986	2,313
	SPIC Hydropower Co. Ltd. Class A	1,232,700	2,304

		Shares	Market Value ($000)
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	2,303
	Sumec Corp. Ltd. Class A	1,387,900	2,297
	Electric Connector Technology Co. Ltd. Class A	425,122	2,296
	Hainan Mining Co. Ltd. Class A	1,699,100	2,296
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	671,599	2,296
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	242,204	2,290
*	BGI Genomics Co. Ltd. Class A	404,890	2,289
	Changzhou Fusion New Material Co. Ltd. Class A	254,278	2,288
	Air China Cargo Co. Ltd. Class A	3,540,072	2,288
	Shenzhen CECport Technologies Co. Ltd. Class A	741,899	2,286
	Anhui XDLK Microsystem Corp. Ltd. Class A	410,081	2,285
	Shanghai Huafon Aluminium Corp. Class A	982,100	2,283
*	Shanghai Feilo Acoustics Co. Ltd. Class A	2,782,000	2,281
	Qingdao Sentury Tire Co. Ltd. Class A	1,041,479	2,280
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,800,300	2,275
*	Beijing BDStar Navigation Co. Ltd. Class A	540,100	2,274
[1]	Ming Yuan Cloud Group Holdings Ltd.	13,320,192	2,274
	China Petroleum Engineering Corp. Class A	4,485,100	2,270
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,269
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,755,300	2,268
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,263
	Sino-Platinum Metals Co. Ltd. Class A	831,358	2,261
	Guangdong Dowstone Technology Co. Ltd. Class A	839,500	2,256
	Zhuhai Bojay Electronics Co. Ltd. Class A	208,000	2,255
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	2,287,716	2,254
	CETC Digital Technology Co. Ltd. Class A	966,060	2,249
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,248
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,246
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,243
	Hydsoft Technology Co. Ltd. Class A	418,300	2,240
	Xiamen Changelight Co. Ltd. Class A	917,430	2,240
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	2,239
	Huaming Power Equipment Co. Ltd. Class A	739,300	2,237
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,457,575	2,230
	Sany Renewable Energy Co. Ltd. Class A	990,336	2,230
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	2,225
	Servyou Software Group Co. Ltd. Class A	328,100	2,224
	Shenzhen SED Industry Co. Ltd. Class A	1,110,200	2,223
	Huaihe Energy Group Co. Ltd. Class A	4,302,800	2,223
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	441,273	2,222
	Songcheng Performance Development Co. Ltd. Class A	2,378,770	2,221
*	MLS Co. Ltd. Class A	1,470,816	2,220
	Shenzhen Bluetrum Technology Co. Ltd. Class A	184,957	2,220
	Jafron Biomedical Co. Ltd. Class A	805,126	2,219
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,610,100	2,216
	Innovation New Material Technology Co. Ltd. Class A	3,988,340	2,213
*	Topchoice Medical Corp. Class A	404,652	2,211
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,346,832	2,210
*,1	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	2,209
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,486,900	2,209
*	Maanshan Iron & Steel Co. Ltd. Class A	5,684,361	2,207
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,206
	Zhuzhou Kibing Group Co. Ltd. Class A	2,617,700	2,197
	Dongguan Yiheda Automation Co. Ltd. Class A	599,905	2,194
*	Nuode New Materials Co. Ltd. Class A	1,816,046	2,194
*	Sinochem International Corp. Class A	3,211,100	2,178
*	Venustech Group Inc. Class A	1,046,774	2,173
	Guobang Pharma Ltd. Class A	903,821	2,173
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	753,100	2,172
	Keli Sensing Technology Ningbo Co. Ltd. Class A	289,300	2,163
	Minmetals New Energy Materials Hunan Co. Ltd.	1,915,851	2,161
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,498,600	2,158
[1,3]	Sunac Services Holdings Ltd.	21,161,708	2,158
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	910,300	2,158
*	GoodWe Technologies Co. Ltd. Class A	233,948	2,153
	Jiangsu Guoxin Corp. Ltd. Class A	1,958,700	2,151
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,246,300	2,148
	DBG Technology Co. Ltd. Class A	775,942	2,148
*	Shanghai Huayi Group Co. Ltd. Class B	4,247,035	2,147
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	712,743	2,145

		Shares	Market Value ($000)
	Shandong Pharmaceutical Glass Co. Ltd. Class A	725,780	2,145
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	2,139
*	Shanxi Meijin Energy Co. Ltd. Class A	4,001,100	2,139
	Sichuan Teway Food Group Co. Ltd. Class A	950,342	2,135
	Pengxin International Mining Co. Ltd. Class A	2,182,819	2,135
	China Railway Materials Co. Ltd. Class A	5,721,100	2,134
	Bank of Xi'an Co. Ltd. Class A	3,921,939	2,133
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	2,131
	Sineng Electric Co. Ltd. Class A	580,183	2,129
	Micro-Tech Nanjing Co. Ltd. Class A	197,060	2,128
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,126
	Hainan Strait Shipping Co. Ltd. Class A	2,132,751	2,125
	Jinhong Gas Co. Ltd. Class A	552,192	2,125
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,124
	Yankershop Food Co. Ltd. Class A	275,244	2,121
	China Oriental Group Co. Ltd.	14,683,391	2,120
	Guangdong Topstar Technology Co. Ltd. Class A	480,361	2,118
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	2,118
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,078,500	2,117
	Arcsoft Corp. Ltd. Class A	427,821	2,117
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	1,835,890	2,111
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,625,540	2,110
	Gansu Shangfeng Materials Co. Ltd. Class A	1,078,158	2,110
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,734,700	2,108
	Jinyu Bio-Technology Co. Ltd. Class A	1,124,100	2,104
	China Southern Power Grid Technology Co. Ltd. Class A	338,666	2,104
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,697,593	2,103
*	CETC Chips Technology Inc. Class A	1,171,400	2,103
	Shenzhen Yinghe Technology Co. Ltd. Class A	684,974	2,102
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	161,624	2,098
	Shaanxi International Trust Co. Ltd. Class A	4,567,800	2,097
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	346,500	2,096
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,794,664	2,089
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,086
	Foryou Corp. Class A	555,390	2,086
*	Beijing Relpow Technology Co. Ltd. Class A	590,250	2,086
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	732,300	2,082
	Shenzhen Microgate Technology Co. Ltd. Class A	999,000	2,082
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,658,849	2,080
	Xi'An Shaangu Power Co. Ltd. Class A	1,463,000	2,080
*	Hytera Communications Corp. Ltd. Class A	1,706,400	2,079
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	288,671	2,075
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	329,550	2,072
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,071
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	2,071
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	2,069
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,206,000	2,067
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,064
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,061,300	2,063
	Leyard Optoelectronic Co. Ltd. Class A	2,590,300	2,059
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,076,201	2,059
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	390,756	2,059
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	2,059
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	2,051
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	678,181	2,051
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	2,049
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,367,400	2,046
	Henan Lingrui Pharmaceutical Co. Class A	600,800	2,046
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	2,045
	Suzhou Secote Precision Electronic Co. Ltd. Class A	358,410	2,043
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,508,100	2,042
	Semitronix Corp. Class A	209,201	2,040
	Zhejiang Semir Garment Co. Ltd. Class A	2,210,519	2,036
	Ningbo Xusheng Group Co. Ltd. Class A	1,205,640	2,034
	Primarius Technologies Co. Ltd. Class A	431,764	2,033
	Shenzhen Topband Co. Ltd. Class A	1,335,500	2,032
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,025
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,418,900	2,025
	Hangzhou EZVIZ Network Co. Ltd. Class A	460,375	2,024
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,022

		Shares	Market Value ($000)
	Weifu High-Technology Group Co. Ltd. Class A	759,641	2,016
	IKD Co. Ltd. Class A	997,568	2,009
*	Toyou Feiji Electronics Co. Ltd. Class A	495,000	2,002
	LexinFintech Holdings Ltd. ADR	1,369,923	2,000
	Sichuan Swellfun Co. Ltd. Class A	460,520	1,998
	Suntak Technology Co. Ltd. Class A	1,207,400	1,993
	Jiaze Renewables Co. Ltd.	2,908,100	1,992
	Chinalin Securities Co. Ltd. Class A	913,000	1,980
[1,3]	Zhou Hei Ya International Holdings Co. Ltd.	11,927,252	1,978
	Shanghai Beite Technology Group Co. Ltd. Class A	341,543	1,977
*	Beijing United Information Technology Co. Ltd. Class A	688,287	1,968
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,966
*	Gansu Energy Chemical Co. Ltd. Class A	5,109,172	1,962
	Shenzhen Hopewind Electric Co. Ltd. Class A	469,880	1,961
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	1,959
	China National Accord Medicines Corp. Ltd. Class B	1,273,530	1,953
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	515,300	1,949
*	TianShan Material Co. Ltd. Class A	3,431,680	1,947
*	Shanghai Milkground Food Tech Co. Ltd. Class A	570,400	1,946
	China Kings Resources Group Co. Ltd. Class A	819,714	1,946
*	CITIC Guoan Information Industry Co. Ltd. Class A	4,728,900	1,945
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	233,710	1,944
	China Yongda Automobiles Services Holdings Ltd.	17,542,260	1,943
	Changshu Tianyin Electromechanical Co. Ltd. Class A	426,300	1,941
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,084,805	1,939
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,939
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,020,100	1,937
	Hexing Electrical Co. Ltd. Class A	484,420	1,936
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,188,100	1,935
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	1,935
	Xiamen ITG Group Corp. Ltd. Class A	2,209,500	1,933
	Harbin Boshi Automation Co. Ltd. Class A	973,925	1,932
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,172,776	1,931
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,544,200	1,928
	Xizang Zhufeng Resources Co. Ltd. Class A	1,016,940	1,926
	ORG Technology Co. Ltd. Class A	2,629,700	1,925
	Jinko Power Technology Co. Ltd. Class A	3,613,900	1,925
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	679,178	1,911
	Chengdu Hi-tech Development Co. Ltd. Class A	352,200	1,911
	BTG Hotels Group Co. Ltd. Class A	1,030,788	1,909
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	1,907
	China Merchants Port Group Co. Ltd. Class A	581,074	1,907
	Yusys Technologies Co. Ltd. Class A	773,920	1,905
	JiuGui Liquor Co. Ltd. Class A	307,000	1,903
*	Shenyang Machine Tool Co. Ltd. Class A	2,604,600	1,902
	Tongyu Communication Inc. Class A	540,110	1,897
	Guangdong Mingyang Electric Co. Ltd. Class A	334,200	1,894
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,908,800	1,893
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,943,769	1,888
	Henan Liliang Diamond Co. Ltd. Class A	255,300	1,888
	Bestway Marine & Energy Technology Co. Ltd. Class A	2,040,400	1,885
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	798,240	1,885
*	Shanghai Huayi Group Co. Ltd. Class A	1,547,900	1,883
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,652,600	1,881
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,010,200	1,878
	Shuanglin Co. Ltd. Class A	566,840	1,873
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,869
	Suzhou Nanomicro Technology Co. Ltd. Class A	371,387	1,867
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	1,866
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	1,864
	China TransInfo Technology Co. Ltd. Class A	1,579,300	1,858
*,1	Yeahka Ltd.	2,954,172	1,856
	Sinosoft Co. Ltd. Class A	892,172	1,855
*	Shenzhen Dynanonic Co. Ltd. Class A	292,866	1,853
	Hangzhou Shunwang Technology Co. Ltd. Class A	694,043	1,852
	Zhejiang Dongri Class A	427,200	1,850
	China World Trade Center Co. Ltd. Class A	649,700	1,849
*	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,849
*,3	AInnovation Technology Group Co. Ltd. Class H	3,815,400	1,848
	Northking Information Technology Co. Ltd. Class A	1,094,302	1,848

		Shares	Market Value ($000)
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	1,844
*	CSSC Science & Technology Co. Ltd. Class A	1,368,500	1,844
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,020,402	1,843
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,141,300	1,842
	Shanghai Awinic Technology Co. Ltd. Class A	231,551	1,840
	Guangdong Advertising Group Co. Ltd. Class A	1,825,700	1,839
	Shanghai Jahwa United Co. Ltd. Class A	673,500	1,836
	Wasu Media Holding Co. Ltd. Class A	1,768,000	1,831
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	1,829
*	TRS Information Technology Corp. Ltd. Class A	877,200	1,829
	Baoji Titanium Industry Co. Ltd. Class A	436,342	1,826
	Beijing Jetsen Technology Co. Ltd. Class A	2,415,500	1,825
	Dian Diagnostics Group Co. Ltd. Class A	676,100	1,825
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	1,823
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,821
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	904,600	1,821
	China Tianying Inc. Class A	2,447,700	1,820
	Hefei Meiya Optoelectronic Technology Inc. Class A	773,896	1,814
	Luxin Venture Capital Group Co. Ltd. Class A	760,400	1,814
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	1,813
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,455,000	1,812
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,311,600	1,812
	Shenzhen Forms Syntron Information Co. Ltd. Class A	547,325	1,809
	Sichuan Expressway Co. Ltd. Class A	2,029,292	1,808
	Mehow Innovative Ltd. Class A	773,472	1,808
	Lier Chemical Co. Ltd. Class A	767,622	1,805
	NYOCOR Co. Ltd. Class A	1,894,200	1,803
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,795
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	1,790
	Shanghai Highly Group Co. Ltd. Class A	844,000	1,790
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	1,788
	Central China Land Media Co. Ltd. Class A	943,136	1,786
	Essence Fastening Systems Shanghai Co. Ltd. Class A	191,003	1,784
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	410,593	1,782
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	1,782
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,780
	Shede Spirits Co. Ltd. Class A	309,400	1,777
	Befar Group Co. Ltd. Class A	1,910,100	1,776
	Aerospace Hi-Tech Holdings Group Ltd. Class A	849,584	1,775
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	832,400	1,774
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,089,500	1,774
	Gaona Aero Material Co. Ltd. Class A	771,520	1,773
	Inner Mongolia Furui Medical Science Co. Ltd. Class A	263,700	1,772
	Bank of Lanzhou Co. Ltd. Class A	5,408,900	1,771
*	Offcn Education Technology Co. Ltd. Class A	5,663,662	1,770
	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	451,608	1,769
	China Railway Special Cargo Logistics Co. Ltd. Class A	3,324,800	1,768
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	2,070,900	1,766
	Xinhuanet Co. Ltd. Class A	716,336	1,764
	Minmetals Development Co. Ltd. Class A	1,240,410	1,764
	PCI Technology Group Co. Ltd. Class A	2,440,300	1,758
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	1,758
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	857,940	1,758
	Focus Technology Co. Ltd. Class A	440,050	1,753
	Anhui Jinhe Industrial Co. Ltd. Class A	562,473	1,752
	Zhejiang HangKe Technology Inc. Co. Class A	565,305	1,751
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	460,500	1,750
*	Polaris Bay Group Co. Ltd. Class A	1,969,500	1,750
*	Neusoft Corp. Class A	1,396,200	1,747
	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	474,946	1,746
	Changzheng Engineering Technology Co. Ltd. Class A	546,426	1,745
	CETC Cyberspace Security Technology Co. Ltd. Class A	807,089	1,741
*	Shanghai Anlogic Infotech Co. Ltd. Class A	420,017	1,740
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,347,856	1,739
*	Roshow Technology Co. Ltd. Class A	1,925,200	1,738
	XGD Inc. Class A	595,400	1,737
	Tongyu Heavy Industry Co. Ltd. Class A	4,158,200	1,736
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	217,266	1,736
*	Aisino Corp. Class A	1,673,900	1,735
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	736,900	1,734

		Shares	Market Value ($000)
*	InventisBio Co. Ltd. Class A	580,589	1,734
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,796	1,729
	Jiangsu Cnano Technology Co. Ltd. Class A	341,197	1,729
	Transfar Zhilian Co. Ltd. Class A	2,415,268	1,728
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	1,728
	CIMC Vehicles Group Co. Ltd. Class A	1,394,600	1,726
	Willfar Information Technology Co. Ltd. Class A	389,372	1,726
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,722
*	Sinocelltech Group Ltd. Class A	342,966	1,720
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,719
	Guangdong TCL Smart Home Appliances Co. Ltd.	1,095,200	1,719
	CECEP Environmental Protection Co. Ltd. Class A	2,078,900	1,719
	Harbin Hatou Investment Co. Ltd. Class A	2,115,049	1,716
	Weaver Network Technology Co. Ltd. Class A	308,280	1,715
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	1,715
*	Easyhome New Retail Group Co. Ltd. Class A	5,095,900	1,714
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,984,300	1,713
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,428,904	1,712
*	Beijing Capital Development Co. Ltd. Class A	2,871,413	1,711
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	1,711
	Zhejiang Wanma Co. Ltd. Class A	1,113,418	1,710
	Shandong Dawn Polymer Co. Ltd. Class A	447,900	1,709
	China CAMC Engineering Co. Ltd. Class A	1,265,600	1,703
	Valiant Co. Ltd. Class A	899,400	1,702
	Guangdong Electric Power Development Co. Ltd. Class A	2,050,800	1,702
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	787,465	1,699
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,796,500	1,698
	Triangle Tyre Co. Ltd. Class A	863,600	1,697
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,756,946	1,696
*	Wangfujing Group Co. Ltd. Class A	1,092,000	1,696
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,696
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,696
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	400,187	1,696
	Visual China Group Co. Ltd. Class A	636,897	1,695
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	876,300	1,693
*	Zhewen Interactive Group Co. Ltd. Class A	1,462,500	1,693
	Shenzhen Aisidi Co. Ltd. Class A	1,141,500	1,692
	Anhui Kouzi Distillery Co. Ltd. Class A	548,100	1,691
	Sinofibers Technology Co. Ltd. Class A	467,823	1,690
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	428,114	1,689
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,688
	GRG Metrology & Test Group Co. Ltd. Class A	671,160	1,688
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,687
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	347,720	1,685
*	Transwarp Technology Shanghai Co. Ltd. Class A	124,802	1,682
*	Angang Steel Co. Ltd. Class A	5,521,250	1,677
*	Baowu Magnesium Technology Co. Ltd. Class A	972,612	1,676
*	Tibet Mineral Development Co. Ltd. Class A	508,100	1,676
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,110,126	1,676
	Shenzhen Desay Battery Technology Co. Class A	463,051	1,675
	Yangling Metron New Material Inc. Class A	715,967	1,675
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	1,674
	Xianhe Co. Ltd. Class A	575,100	1,669
	HBIS Resources Co. Ltd. Class A	766,800	1,669
	Shenzhen Gongjin Electronics Co. Ltd. Class A	777,400	1,667
*	Eternal Asia Supply Chain Management Ltd. Class A	2,427,897	1,660
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,445,160	1,660
	Gambol Pet Group Co. Ltd. Class A	252,300	1,660
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,656
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,057,700	1,655
	Longshine Technology Group Co. Ltd. Class A	1,004,156	1,650
	OPT Machine Vision Tech Co. Ltd. Class A	107,170	1,649
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,234,996	1,648
	Keboda Technology Co. Ltd. Class A	262,571	1,648
	Hanwei Electronics Group Corp. Class A	337,836	1,645
*	Greatoo Intelligent Equipment Inc. Class A	2,264,200	1,645
	Chongqing Chuanyi Automation Co. Ltd. Class A	603,360	1,644
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	442,543	1,643
	Wuxi Autowell Technology Co. Ltd. Class A	292,828	1,642
*	Ourpalm Co. Ltd. Class A	2,521,175	1,634

		Shares	Market Value ($000)
*	Alpha Group Class A	1,335,100	1,634
	Eastern Communications Co. Ltd. Class A	888,600	1,632
	City Development Environment Co. Ltd. Class A	850,600	1,631
	Norinco International Cooperation Ltd. Class A	1,182,849	1,629
	Zhejiang Zhongjian Technology Co. Ltd. Class A	191,700	1,627
	Bros Eastern Co. Ltd. Class A	1,372,600	1,623
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	2,213,700	1,622
*	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,620
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,839,700	1,618
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,618
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,437,055	1,617
	BBMG Corp. Class A	7,690,291	1,617
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	768,500	1,612
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,322,300	1,606
	Xinyu Iron & Steel Co. Ltd. Class A	3,644,000	1,603
	Sunvim Group Co. Ltd. Class A	978,500	1,603
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,602
	Fujian Kuncai Material Technology Co. Ltd. Class A	718,744	1,600
	C&S Paper Co. Ltd. Class A	1,445,608	1,599
	Beijing Dahao Technology Corp. Ltd. Class A	798,980	1,599
	Zhejiang Medicine Co. Ltd. Class A	889,400	1,595
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,192,492	1,595
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,256,800	1,594
	Sino GeoPhysical Co. Ltd. Class A	369,863	1,592
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,592
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	963,200	1,590
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	489,441	1,584
*	Risen Energy Co. Ltd. Class A	1,128,190	1,584
	BBMG Jidong Cement Group Co. Ltd. Class A	2,918,800	1,582
	Jiangsu ToLand Alloy Co. Ltd. Class A	384,650	1,581
	Guizhou Tyre Co. Ltd. Class A	2,438,168	1,579
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,445,600	1,578
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	1,575
*	Wondershare Technology Group Co. Ltd. Class A	198,569	1,574
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,572
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,316,900	1,568
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,566
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	1,566
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	1,564
	YGSOFT Inc. Class A	1,901,455	1,561
	Digital China Information Service Group Co. Ltd. Class A	945,402	1,561
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,560
	Lingyun Industrial Corp. Ltd. Class A	1,185,392	1,559
*,1	Qunabox Group Ltd.	1,457,696	1,557
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,760,387	1,551
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	1,550
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	1,150,400	1,549
	Pylon Technologies Co. Ltd. Class A	240,075	1,549
	Tayho Advanced Materials Group Co. Ltd. Class A	917,500	1,548
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,548
	Southern Publishing & Media Co. Ltd. Class A	869,900	1,548
	Renhe Pharmacy Co. Ltd. Class A	1,919,000	1,543
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	473,500	1,543
*	Shanghai Medicilon Inc. Class A	142,305	1,543
	Hangzhou Weiguang Electronic Co. Ltd. Class A	374,400	1,543
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,542
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	1,542
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	507,960	1,542
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	555,767	1,539
*	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	2,043,700	1,537
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,536
	Beijing Balance Medical Technology Co. Ltd. Class A	126,132	1,535
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,913,879	1,534
	Sanquan Food Co. Ltd. Class A	782,125	1,534
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,518,300	1,532
	Hsino Tower Group Co. Ltd. Class A	2,384,700	1,532
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	209,435	1,530
*	DongFeng Automobile Co. Ltd. Class A	1,809,100	1,528
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	1,525
*	Hymson Laser Technology Group Co. Ltd. Class A	240,270	1,522

		Shares	Market Value ($000)
	Yantai China Pet Foods Co. Ltd. Class A	308,200	1,519
	Qianhe Condiment & Food Co. Ltd. Class A	1,294,438	1,517
	First Tractor Co. Ltd. Class A	744,400	1,516
*	Chengzhi Co. Ltd. Class A	1,586,349	1,515
	Riyue Heavy Industry Co. Ltd. Class A	1,001,761	1,515
	Suzhou Veichi Electric Co. Ltd. Class A	214,139	1,511
	Tianjin Port Co. Ltd. Class A	2,299,829	1,510
*	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,510
	Digiwin Co. Ltd. Class A	300,763	1,509
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,508
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,507
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,433,500	1,506
*	Taiji Computer Corp. Ltd. Class A	688,391	1,503
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,294,840	1,501
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,447,240	1,500
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,281,600	1,500
	China Bester Group Telecom Co. Ltd. Class A	555,569	1,500
	Zhuzhou Times New Material Technology Co. Ltd. Class A	906,500	1,499
*	IReader Technology Co. Ltd. Class A	454,300	1,496
*	TPV Technology Co. Ltd. Class A	4,504,000	1,495
	Sino Biological Inc. Class A	149,339	1,493
	Sinomach Automobile Co. Ltd. Class A	1,915,400	1,489
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,484
	Xiamen Port Development Co. Ltd. Class A	1,167,400	1,478
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,566,403	1,476
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	1,470
	Shanghai Haixin Group Co. Class B	5,765,365	1,468
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	686,600	1,468
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,467
	Skyworth Digital Co. Ltd. Class A	1,048,257	1,466
	Ningxia Western Venture Industrial Co. Ltd. Class A	2,672,555	1,465
	Stanley Agricultural Group Co. Ltd. Class A	1,103,864	1,465
*	Visionox Technology Inc. Class A	1,424,472	1,464
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,463
	Tofflon Science & Technology Group Co. Ltd. Class A	808,600	1,458
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,458
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,551,100	1,455
	Hongyuan Green Energy Co. Ltd. Class A	609,954	1,453
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	940,546	1,453
	Shenzhen Noposin Crop Science Co. Ltd. Class A	1,056,600	1,451
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,448
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	960,300	1,447
	Shandong Publishing & Media Co. Ltd. Class A	1,298,787	1,445
*	PNC Process Systems Co. Ltd. Class A	450,380	1,444
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,439
*	Beijing Wandong Medical Technology Co. Ltd. Class A	855,100	1,436
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	464,100	1,435
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	1,002,700	1,435
	Bluestar Adisseo Co. Class A	1,147,912	1,433
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,432
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,431
*	Merit Interactive Co. Ltd. Class A	408,000	1,431
*	China Express Airlines Co. Ltd. Class A	1,454,390	1,429
	Zhongmin Energy Co. Ltd. Class A	1,806,500	1,427
	MotoMotion China Corp. Class A	255,713	1,427
	Sichuan Injet Electric Co. Ltd. Class A	220,200	1,426
*	Vanchip Tianjin Technology Co. Ltd. Class A	396,480	1,424
	Top Energy Co. Ltd. Shanxi Class A	1,583,300	1,423
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,452,700	1,422
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,420
	Jiangsu Shagang Co. Ltd. Class A	2,562,500	1,420
	Ningbo Yongxin Optics Co. Ltd. Class A	108,900	1,420
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,886,394	1,417
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,415
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	2,163,656	1,415
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,414
*	Xizang Tianlu Co. Ltd. Class A	1,376,050	1,414
*	Telling Telecommunication Holding Co. Ltd. Class A	1,129,000	1,409
	Kidswant Digital Technology Co. Ltd. Class A	1,258,813	1,408
*,1	HealthyWay Inc.	5,258,000	1,407

		Shares	Market Value ($000)
*	China Enterprise Co. Ltd. Class A	4,193,931	1,405
*	Nsing Technologies Inc. Class A	586,900	1,405
	China Science Publishing & Media Ltd. Class A	479,300	1,404
	Explosive Co. Ltd. Class A	988,600	1,403
	Nanjing Hanrui Cobalt Co. Ltd. Class A	278,300	1,402
	Hunan Zhongke Electric Co. Ltd. Class A	681,097	1,402
	Jiangsu Guomao Reducer Co. Ltd. Class A	721,589	1,401
	Xiamen Kingdomway Group Co. Class A	667,531	1,399
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,398
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,171,000	1,396
*	Gemdale Corp. Class A	4,076,384	1,395
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	603,600	1,394
	Shenzhen Mason Technologies Co. Ltd. Class A	846,000	1,393
	Ovctek China Inc. Class A	819,004	1,392
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	1,392
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,695,061	1,391
	FESCO Group Co. Ltd. Class A	679,700	1,386
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,502,050	1,382
	Changjiang Publishing & Media Co. Ltd. Class A	1,138,600	1,382
	Double Medical Technology Inc. Class A	214,825	1,377
	Laobaixing Pharmacy Chain JSC Class A	725,374	1,376
	North Electro-Optic Co. Ltd. Class A	576,400	1,376
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,374
*	Hunan Corun New Energy Co. Ltd. Class A	1,826,400	1,372
	Anhui Guangxin Agrochemical Co. Ltd. Class A	867,108	1,371
*	Sinocare Inc. Class A	564,449	1,367
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	412,585	1,367
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	1,127,600	1,366
*	Fujian Snowman Group Co. Ltd. Class A	775,200	1,366
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,365
*	Youzu Interactive Co. Ltd. Class A	810,400	1,357
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	216,047	1,357
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,356
*	Xian International Medical Investment Co. Ltd. Class A	2,149,200	1,355
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,354
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,350
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	410,133	1,349
	Windey Energy Technology Group Co. Ltd. Class A	771,500	1,348
	Tianneng Battery Group Co. Ltd. Class A	402,868	1,348
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,343
	CMST Development Co. Ltd. Class A	1,922,706	1,342
*	Guangxi Beitou Technology Co. Ltd. Class A	1,704,600	1,342
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,341
	Cheng De Lolo Co. Ltd. Class A	1,004,068	1,339
*	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	1,338
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	953,000	1,336
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,335
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,334
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,291,100	1,333
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	860,400	1,329
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,065,300	1,329
	Streamax Technology Co. Ltd. Class A	189,100	1,328
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	1,327
	Toread Holdings Group Co. Ltd. Class A	971,898	1,323
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,321
	Fujian Expressway Development Co. Ltd. Class A	2,440,800	1,320
	Sunstone Development Co. Ltd. Class A	522,642	1,319
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,392,074	1,319
	Jinlongyu Group Co. Ltd. Class A	394,200	1,319
*	Hoymiles Power Electronics Inc. Class A	113,301	1,317
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,316
	Rizhao Port Co. Ltd. Class A	3,193,500	1,316
*	Dalian Bio-Chem Co. Ltd. Class A	707,000	1,316
*	Zhuhai Zhumian Group Co. Ltd.	1,853,769	1,315
	Sansure Biotech Inc. Class A	573,367	1,312
	Sonoscape Medical Corp. Class A	436,861	1,311
	Edifier Technology Co. Ltd. Class A	850,900	1,310
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,309
*	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	1,309
	Jangho Group Co. Ltd. Class A	1,022,300	1,308

		Shares	Market Value ($000)
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,751,216	1,304
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,303,500	1,303
*	Anhui Guofeng New Materials Co. Ltd. Class A	1,057,722	1,302
	Guangxi LiuYao Group Co. Ltd. Class A	556,220	1,300
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,297
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,286,700	1,296
	MYS Group Co. Ltd. Class A	1,908,300	1,295
	Qingdao Haier Biomedical Co. Ltd. Class A	309,253	1,293
	Jiangsu Yunyi Electric Co. Ltd. Class A	839,000	1,293
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	413,075	1,292
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,291
	Zhejiang Construction Investment Group Co. Ltd. Class A	1,175,400	1,290
*	EFORT Intelligent Robot Co. Ltd. Class A	527,326	1,290
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	523,490	1,287
	Shanghai Environment Group Co. Ltd. Class A	1,218,800	1,285
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,207,700	1,284
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,891,500	1,282
	ZWSOFT Co. Ltd. Guangzhou Class A	179,674	1,282
	Luenmei Quantum Co. Ltd. Class A	1,477,970	1,280
	Chongqing Chongbai Technology Group Co. Ltd. Class A	406,400	1,279
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,277
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	2,111,600	1,276
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,275
*	Zotye Automobile Co. Ltd. Class A	4,980,655	1,271
	Longhua Technology Group Luoyang Co. Ltd. Class A	1,014,300	1,270
	CSG Smart Science & Technology Co. Ltd. Class A	866,200	1,268
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,266
*	Jishi Media Co. Ltd. Class A	3,645,900	1,264
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	1,263
*	Hangjin Technology Co. Ltd. Class A	678,500	1,262
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,258
*	China Sports Industry Group Co. Ltd. Class A	1,189,301	1,256
*	Red Star Macalline Group Corp. Ltd. Class A	3,836,664	1,255
	Nanjing Vazyme Biotech Co. Ltd. Class A	486,777	1,255
	Fujian Dongbai Group Co. Ltd. Class A	893,100	1,251
	PharmaBlock Sciences Nanjing Inc. Class A	230,677	1,251
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,251
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,250
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,942,090	1,248
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	699,700	1,247
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,241
	Foran Energy Group Co. Ltd. Class A	734,945	1,238
	Suzhou Oriental Semiconductor Co. Ltd. Class A	128,735	1,231
	Aotecar New Energy Technology Group Co. Ltd. Class A	3,246,800	1,230
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,229
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	701,200	1,228
	Lao Feng Xiang Co. Ltd. Class A	229,628	1,226
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,384	1,225
*	Hwa Create Co. Ltd. Class A	664,400	1,224
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,223
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	177,718	1,223
*	Greattown Holdings Ltd. Class A	1,986,700	1,222
	Huadian Heavy Industries Co. Ltd. Class A	1,354,500	1,219
*	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,218
	Suofeiya Home Collection Co. Ltd. Class A	950,700	1,217
	Shenzhen Sunline Tech Co. Ltd. Class A	853,700	1,217
	Suzhou Good-Ark Electronics Co. Ltd. Class A	927,000	1,216
	Jiangling Motors Corp. Ltd. Class A	481,278	1,213
	Naruida Technology Co. Ltd. Class A	430,019	1,213
	Camel Group Co. Ltd. Class A	1,012,512	1,212
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,211
	Sumavision Technologies Co. Ltd. Class A	1,800,200	1,210
	Shanghai SMI Holding Co. Ltd. Class A	2,194,800	1,210
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	950,300	1,210
*	Chengdu CORPRO Technology Co. Ltd. Class A	564,900	1,208
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,208
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	224,211	1,207
	Beijing Gehua CATV Network Co. Ltd. Class A	1,149,866	1,204
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,201
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,201

		Shares	Market Value ($000)
*	Oriental Energy Co. Ltd. Class A	1,437,900	1,199
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	293,300	1,196
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,193
	Porton Pharma Solutions Ltd. Class A	518,771	1,193
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,193
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,192
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	1,191
*	C*Core Technology Co. Ltd. Class A	336,712	1,190
	Sansteel Minguang Co. Ltd. Fujian Class A	2,459,100	1,188
	Rianlon Corp. Class A	212,700	1,187
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,186
	Wuxi Boton Technology Co. Ltd. Class A	414,700	1,186
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,185
	Jinhui Liquor Co. Ltd. Class A	481,182	1,185
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,414,950	1,185
	Shanghai Zhezhong Group Co. Ltd. Class A	465,900	1,181
	Jinlei Technology Co. Ltd. Class A	371,659	1,180
	Luolai Lifestyle Technology Co. Ltd. Class A	713,700	1,179
	Fujian Boss Software Development Co. Ltd. Class A	849,180	1,179
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	336,500	1,179
*	Chongqing Taiji Industry Group Co. Ltd. Class A	504,100	1,178
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	249,746	1,177
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	503,400	1,177
	Jade Bird Integrated Technologies Co. Ltd.	987,511	1,177
	Nanjing Xinlian Electronics Co. Ltd. Class A	961,000	1,177
	Hubei Chutian Smart Communication Co. Ltd. Class A	2,248,400	1,176
	Chengdu Leejun Industrial Co. Ltd. Class A	1,011,800	1,170
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,022,800	1,170
	Guomai Technologies Inc. Class A	1,136,100	1,169
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	1,169
	Edan Instruments Inc. Class A	671,600	1,167
	Guangdong South New Media Co. Ltd. Class A	222,495	1,166
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,165
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	199,016	1,161
*	Beijing eGOVA Co. Ltd. Class A	686,442	1,158
	Nanfang Pump Industry Co. Ltd. Class A	1,848,000	1,157
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	542,300	1,156
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	173,710	1,155
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,153
*	HyUnion Holding Co. Ltd. Class A	1,326,400	1,148
	Eastcompeace Technology Co. Ltd. Class A	570,310	1,148
	Insigma Technology Co. Ltd. Class A	1,097,500	1,147
*	Wonders Information Co. Ltd. Class A	1,536,300	1,146
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,145
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,142
	China National Accord Medicines Corp. Ltd. Class A	364,719	1,136
	Xinjiang Communications Construction Group Co. Ltd. Class A	727,900	1,135
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,535,700	1,133
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	1,133
	Shinva Medical Instrument Co. Ltd. Class A	588,640	1,131
	Shanghai Datun Energy Resources Co. Ltd. Class A	891,660	1,131
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,129
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,127
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	582,989	1,120
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,120
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,612,651	1,117
	Shanghai Yaoji Technology Co. Ltd. Class A	405,900	1,116
*	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	1,115
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,114
	Shenzhen Tellus Holding Co. Ltd. Class A	493,500	1,114
	Yechiu Metal Recycling China Ltd. Class A	2,426,700	1,113
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,112
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	1,111
	China Publishing & Media Co. Ltd. Class A	1,384,500	1,110
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,106
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	511,725	1,106
*	Fushun Special Steel Co. Ltd. Class A	1,778,900	1,106
	Opple Lighting Co. Ltd. Class A	429,756	1,105
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,105
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,104

		Shares	Market Value ($000)
	Ningbo TIP Rubber Technology Co. Ltd. Class A	111,000	1,103
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,101
	Huatu Cendes Co. Ltd. Class A	282,856	1,100
*	Rongan Property Co. Ltd. Class A	3,763,200	1,099
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,097
*	KingClean Electric Co. Ltd. Class A	265,519	1,097
*	Sanwei Holding Group Co. Ltd. Class A	994,400	1,097
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	1,096
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,095
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,094
	Chengdu RML Technology Co. Ltd. Class A	245,610	1,093
	Jingjin Equipment Inc. Class A	549,340	1,092
*,1	XXF Group Holdings Ltd.	18,577,500	1,088
*	Quzhou DFP New Material Group Co. Ltd.	2,222,100	1,083
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,371,480	1,081
	Sino Wealth Electronic Ltd. Class A	343,455	1,080
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	1,077
	Hengbao Co. Ltd. Class A	708,200	1,077
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,133,928	1,075
	Shenzhen Changhong Technology Co. Ltd. Class A	532,553	1,075
	China Agriculture Development Seed Group Co. Ltd. Class A	1,287,003	1,075
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,416,900	1,071
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	259,200	1,066
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	1,064
	INKON Life Technology Co. Ltd. Class A	966,290	1,060
*	Shanghai STEP Electric Corp. Class A	651,600	1,060
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,058
	Shenzhen Center Power Tech Co. Ltd. Class A	414,561	1,057
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	783,300	1,057
	KPC Pharmaceuticals Inc. Class A	784,700	1,055
	Guangdong Marubi Biotechnology Co. Ltd. Class A	248,400	1,055
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,054
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	1,054
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,052
*	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,052
	JSTI Group Class A	1,259,980	1,049
	Yunnan Energy Investment Co. Ltd. Class A	737,662	1,048
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	1,048
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,046
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,045
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,044
	Three's Co. Future Technology Group Co. Ltd. Class A	203,916	1,044
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,043
	ZYNP Corp. Class A	601,400	1,042
	Shanghai Bailian Group Co. Ltd. Class B	1,779,354	1,041
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,041
	Guizhou Gas Group Corp. Ltd. Class A	1,138,000	1,041
*	Wutong Holding Group Co. Ltd. Class A	1,708,000	1,041
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	1,041
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	1,041
	Guangdong Goworld Co. Ltd. Class A	558,800	1,040
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	470,600	1,040
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,039
	Tellhow Sci-Tech Co. Ltd. Class A	875,000	1,039
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	522,000	1,035
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,034
*	New Journey Health Technology Group Co. Ltd. Class A	3,356,500	1,034
	Ningxia Building Materials Group Co. Ltd. Class A	532,900	1,033
*	Qingdao Gaoce Technology Co. Ltd. Class A	865,143	1,033
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,031
*	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	1,031
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	1,028
	Huafu Fashion Co. Ltd. Class A	1,846,024	1,023
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,236,513	1,023
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,023
	Motic Xiamen Electric Group Co. Ltd. Class A	518,500	1,023
*	Shenzhen Das Intellitech Co. Ltd. Class A	2,414,700	1,022
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,022
*	China Union Holdings Ltd. Class A	1,762,187	1,021
*	Shenzhen Guangju Energy Co. Ltd. Class A	889,400	1,019

		Shares	Market Value ($000)
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,015
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,015
	Huludao Zinc Industry Co. Class A	1,542,300	1,015
	Guangxi Energy Co. Ltd. Class A	1,553,500	1,010
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,006
	Hualan Biological Vaccine Inc. Class A	383,700	1,005
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	1,004
*	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	1,003
	Bafang Electric Suzhou Co. Ltd. Class A	264,668	1,003
*	Daan Gene Co. Ltd. Class A	1,241,370	1,002
	Chongqing Road & Bridge Co. Ltd. Class A	1,548,100	1,002
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,802,968	1,001
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,001
	Shanghai Fortune Techgroup Co. Ltd. Class A	527,300	999
*	Topsec Technologies Group Inc. Class A	1,022,800	998
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	998
	Three Squirrels Inc. Class A	369,600	997
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,257,843	996
	Black Peony Group Co. Ltd. Class A	1,064,500	995
*	Anyang Iron & Steel Inc. Class A	3,730,300	995
*	Shanghai AJ Group Co. Ltd. Class A	1,631,100	993
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,220,900	991
	Cangzhou Dahua Co. Ltd. Class A	484,500	989
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	988
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	988
	Joyoung Co. Ltd. Class A	733,277	986
	Suning Universal Co. Ltd. Class A	3,542,392	983
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	534,291	983
	Beijing Strong Biotechnologies Inc. Class A	569,700	982
	Nanjing Les Information Technology Co. Ltd. Class A	159,493	982
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	981
*	Shandong Denghai Seeds Co. Ltd. Class A	754,700	981
*	Bright Real Estate Group Co. Ltd. Class A	2,132,500	977
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	977
	Shandong Lukang Pharma Class A	890,700	973
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	971
*	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,850,500	968
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	734,800	968
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	327,811	964
	Nanjing Pharmaceutical Group Co. Ltd.	1,283,500	964
	Huangshan Novel Co. Ltd. Class A	588,000	963
	Xinzhi Group Co. Ltd. Class A	409,300	959
	Create Technology & Science Co. Ltd. Class A	521,700	957
*	Archermind Technology Co. Ltd. Class A	220,918	956
*	Bio-Thera Solutions Ltd. Class A	376,874	955
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	954
	Lancy Co. Ltd. Class A	435,200	954
	Dazhong Transportation Group Co. Ltd. Class A	1,558,100	952
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	952
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	950
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	950
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	946
	Shandong Xiantan Group Co. Ltd.	1,040,300	946
	Zhuhai Port Co. Ltd. Class A	1,263,400	946
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	3,018,700	944
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	944
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	401,300	943
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	941
	Amoy Diagnostics Co. Ltd. Class A	362,970	938
	Foshan Electrical & Lighting Co. Ltd. Class A	1,256,500	935
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	935
	Xiangyu Medical Co. Ltd. Class A	147,114	934
	Beijing CTJ Information Technology Co. Ltd. Class A	348,784	931
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,412,600	930
	Shenzhen Invt Electric Co. Ltd. Class A	961,100	929
*	China West Construction Group Co. Ltd. Class A	1,353,077	928
*	Arctech Solar Holding Co. Ltd. Class A	231,969	928
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	926
*	Jilin Yatai Group Co. Ltd. Class A	3,548,900	925
	Hangzhou Onechance Tech Corp. Class A	254,009	924

		Shares	Market Value ($000)
	Zhongtong Bus Holding Co. Ltd. Class A	600,900	924
*	Jiangsu General Science Technology Co. Ltd. Class A	1,543,300	924
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	257,863	923
	Chengdu Hongqi Chain Co. Ltd. Class A	1,324,333	922
*	B-Soft Co. Ltd. Class A	1,746,795	922
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	920
	Zhejiang Hangmin Co. Ltd. Class A	925,800	918
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	608,600	915
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	914
	Fujian Apex Software Co. Ltd. Class A	199,320	914
	Eastern Communications Co. Ltd. Class B	1,929,859	912
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	912
	Hangzhou Sunrise Technology Co. Ltd. Class A	499,500	912
*	Hunan New Wellful Co. Ltd. Class A	1,251,600	910
*	Shanghai Runda Medical Technology Co. Ltd. Class A	613,000	909
*	263 Network Communications Co. Ltd. Class A	1,314,630	909
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,086,600	909
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	908
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	907
	EIT Environmental Development Group Co. Ltd. Class A	400,744	907
	Chengdu ALD Aviation Manufacturing Corp. Class A	318,000	905
*	Beijing North Star Co. Ltd. Class A	3,606,681	903
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	903
	Beyondsoft Corp. Class A	660,400	898
	Shandong Head Group Co. Ltd. Class A	312,967	897
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	896
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	896
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	894
*	Shenma Industry Co. Ltd. Class A	951,600	894
	Solareast Holdings Co. Ltd. Class A	881,700	894
	Shenzhen Textile Holdings Co. Ltd. Class A	625,800	892
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	365,160	891
*	Shanghai Juss Sports & Entertainment Group Co. Ltd. Class A	905,610	891
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	888
	Xiamen International Airport Co. Ltd. Class A	401,520	885
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	681,700	885
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	885
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	884
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	174,187	884
	Shanghai Baolong Automotive Corp. Class A	206,300	884
	Luoniushan Co. Ltd. Class A	1,132,600	883
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	882
	Shenzhen Expressway Corp. Ltd. Class A	682,248	882
	East China Engineering Science & Technology Co. Ltd. Class A	663,075	882
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,019,200	881
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	472,352	880
	Shanghai Haixin Group Co. Class A	754,200	880
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,393,900	880
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	799,364	877
	Guotai Epoint Software Co. Ltd. Class A	314,596	877
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	875
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	875
*	ABA Chemicals Corp. Class A	1,145,400	875
	Toly Bread Co. Ltd. Class A	1,361,712	874
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	874
	Chongqing Port Co. Ltd. Class A	1,390,400	873
	Shanghai Pudong Construction Co. Ltd. Class A	1,138,139	869
*	Inspur Software Co. Ltd. Class A	358,100	868
	Jiajiayue Group Co. Ltd. Class A	610,605	867
*,1	Fenbi Ltd.	19,046,000	862
	FIYTA Precision Technology Co. Ltd. Class A	355,800	861
	Dlg Exhibitions & Events Corp. Ltd. Class A	726,460	859
	Wushang Group Co. Ltd. Class A	797,600	856
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	856
*	Wellhope Foods Co. Ltd. Class A	921,083	856
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	856
*	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	855
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	854
*	Shenzhen Baoming Technology Co. Ltd. Class A	182,900	853
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	621,400	852

		Shares	Market Value ($000)
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	852
	Qiming Information Technology Co. Ltd. Class A	404,400	851
	Hanyu Group Joint-Stock Co. Ltd. Class A	623,200	850
	AUCMA Co. Ltd. Class A	934,000	850
*	CanSino Biologics Inc. Class A	113,925	847
*	Sinodata Co. Ltd. Class A	362,900	847
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	846
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	845
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,302,000	845
*	Global Infotech Co. Ltd. Class A	453,400	844
	BXN Holding Co. Ltd. Class A	1,454,700	844
	Fulongma Group Co. Ltd. Class A	447,400	842
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,479,000	842
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,099,000	842
	Zhejiang Vie Science & Technology Co. Ltd. Class A	606,693	841
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	839
	Haining China Leather Market Co. Ltd. Class A	1,496,500	838
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	838
*	Guizhou Zhenhua E-chem Inc. Class A	545,739	838
	Beken Corp. Class A	153,600	837
*	5I5J Holding Group Co. Ltd. Class A	2,501,981	835
*	Yueyang Forest & Paper Co. Ltd. Class A	1,670,535	834
	Mesnac Co. Ltd. Class A	972,100	834
	Truking Technology Ltd. Class A	666,100	831
	Liuzhou Iron & Steel Co. Ltd. Class A	1,358,900	830
	Zhuhai Huajin Capital Co. Ltd. Class A	524,500	828
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	826
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	825
[1]	Autohome Inc. Class A	143,957	825
*	Focused Photonics Hangzhou Inc. Class A	469,100	822
*	Wencan Group Co. Ltd. Class A	385,085	821
*	JinJian Cereals Industry Co. Ltd. Class A	997,100	820
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,289,670	819
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	819
	Dongfeng Electronic Technology Co. Ltd. Class A	553,655	818
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	816
	Shunfa Hengneng Corp. Class A	1,881,000	813
	Bear Electric Appliance Co. Ltd. Class A	158,890	813
*	KBC Corp. Ltd. Class A	217,163	813
	ZhongYeDa Electric Co. Ltd. Class A	694,100	813
	Fujian Longxi Bearing Group Co. Ltd. Class A	400,100	813
*	Shenzhen Topraysolar Co. Ltd. Class A	1,376,300	812
	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	811
	Orient International Enterprise Ltd. Class A	870,800	811
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	707,400	807
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	494,900	807
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	670,600	806
	Dashang Co. Ltd. Class A	369,033	805
	Yotrio Group Co. Ltd. Class A	2,010,200	804
	CSG Holding Co. Ltd. Class A	1,382,132	804
	BMC Medical Co. Ltd. Class A	122,136	803
	Lushang Freda Pharmaceutical Co. Ltd. Class A	970,000	802
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,996,400	800
	Shanghai Xinhua Media Co. Ltd. Class A	1,090,600	799
	Beijing WBD New Materials Group Co. Ltd.	951,500	798
*	Hainan Expressway Co. Ltd. Class A	1,172,600	798
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	797
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	2,504,900	796
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	793
	Ningbo Cixing Co. Ltd. Class A	784,500	793
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	254,730	792
	Jiangsu Jiuding New Material Co. Ltd.	697,400	792
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	791
	Ningbo Peacebird Fashion Co. Ltd. Class A	397,429	791
*	Shenzhen Rapoo Technology Co. Ltd. Class A	295,100	791
	Huangshan Tourism Development Co. Ltd. Class A	472,100	790
*	Fujian Septwolves Industry Co. Ltd. Class A	640,200	790
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	789
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	545,900	789
	Rastar Group Class A	1,118,400	788

		Shares	Market Value ($000)
	Time Publishing & Media Co. Ltd. Class A	758,520	788
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	786
	Nanjing Cosmos Chemical Co. Ltd. Class A	476,080	786
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	412,000	786
	Unilumin Group Co. Ltd. Class A	1,040,977	784
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	399,300	784
	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	784
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	782
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	779
	Beijing SuperMap Software Co. Ltd. Class A	455,102	776
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	775
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	772
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,140,500	771
*	Hongbo Co. Ltd. Class A	504,726	769
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	998,700	768
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	557,700	766
*	Maccura Biotechnology Co. Ltd. Class A	567,615	765
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	765
	Emei Shan Tourism Co. Ltd. Class A	527,000	765
	Shenzhen YHLO Biotech Co. Ltd. Class A	563,482	765
	China CYTS Tours Holding Co. Ltd. Class A	716,400	764
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	762
	Hongli Zhihui Group Co. Ltd. Class A	777,000	762
	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	762
	New Huadu Technology Co. Ltd. Class A	785,700	762
*	Tangrenshen Group Co. Ltd. Class A	1,422,000	758
	Hongbaoli Group Corp. Ltd. Class A	806,200	758
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	827,562	757
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	755
*	Chengdu Guoguang Electric Co. Ltd. Class A	108,677	753
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	752
	CITIC Press Corp. Class A	191,000	752
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	748
*	Sun Create Electronics Co. Ltd. Class A	291,300	747
*	Foshan Nationstar Optoelectronics Co. Ltd. Class A	804,600	746
	Center International Group Co. Ltd. Class A	502,088	746
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	745
*	World Union Group Inc. Class A	2,389,380	744
	Guoguang Electric Co. Ltd. Class A	601,300	744
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	393,092	743
*	Client Service International Inc. Class A	470,750	742
*	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	740
*	Baotailong New Materials Co. Ltd. Class A	1,937,050	740
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	739
	Vontron Technology Co. Ltd. Class A	465,400	739
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	737
*,1	WellCell Holdings Co. Ltd.	31,470,400	737
*	RiseSun Real Estate Development Co. Ltd. Class A	4,393,356	736
*	ADAMA Ltd. Class A	933,088	736
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	734
*	UTour Group Co. Ltd. Class A	955,700	733
*	Guizhou Zhongyida Co. Ltd. Class A	717,500	733
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	732
	Rainbow Digital Commercial Co. Ltd. Class A	1,079,692	731
*	Blue Sail Medical Co. Ltd. Class A	846,803	731
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	324,600	729
*	Shenzhen Topway Video Communication Co. Ltd. Class A	815,700	729
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,508,811	727
	Hubei Century Network Technology Co. Ltd. Class A	575,100	726
	Shandong New Beiyang Information Technology Co. Ltd. Class A	766,700	725
*	Zhongbai Holdings Group Co. Ltd. Class A	696,000	725
*	China Wuyi Co. Ltd. Class A	2,073,805	722
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	729,100	721
*	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,662,100	718
*	Wolong New Energy Group Co. Ltd. Class A	789,200	718
*	Phenix Optical Co. Ltd. Class A	320,521	715
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	374,000	714
	Bestsun Energy Co. Ltd. Class A	1,388,384	712
*	Macmic Science & Technology Co. Ltd. Class A	217,234	711
	Sunyard Technology Co. Ltd. Class A	458,700	709

		Shares	Market Value ($000)
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	708
*	Yijiahe Technology Co. Ltd. Class A	213,300	699
	Shenzhen Comix Group Co. Ltd. Class A	712,050	699
	Sanchuan Wisdom Technology Co. Ltd. Class A	952,900	699
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	534,900	698
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	696
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	693
*	Bright Eye Hospital Group Co. Ltd. Class A	143,500	691
	Shanghai Shenda Co. Ltd. Class A	1,336,300	690
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	805,900	689
	Wuhan Keqian Biology Co. Ltd. Class A	355,316	686
	Jinbei Automotive Co. Ltd. Class A	1,399,200	684
	Anhui Huaheng Biotechnology Co. Ltd. Class A	271,304	683
*	Guangdong Yowant Technology Group Co. Ltd. Class A	892,200	682
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	480,400	680
*	Appotronics Corp. Ltd. Class A	444,599	679
	Puyang Refractories Group Co. Ltd. Class A	1,282,300	679
*	Vats Liquor Chain Store Management JSC Ltd. Class A	394,400	678
*	Marssenger Kitchenware Co. Ltd. Class A	396,800	678
	Joeone Co. Ltd. Class A	544,200	677
	Beijing SDL Technology Co. Ltd. Class A	634,500	677
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	670
	Vatti Corp. Ltd. Class A	931,300	669
*	Cybrid Technologies Inc. Class A	420,000	669
*	Shanghai Bright Meat Group Co. Ltd. Class A	860,100	668
*	Eastone Century Technology Co. Ltd. Class A	1,035,700	668
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	663
*	Altenergy Power System Inc. Class A	138,937	660
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	314,374	659
	Songz Automobile Air Conditioning Co. Ltd. Class A	911,804	657
	Jinneng Science & Technology Co. Ltd. Class A	986,880	655
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,292,300	652
*	Changchun BCHT Biotechnology Co. Ltd. Class A	294,538	651
	Hengdian Entertainment Co. Ltd. Class A	301,400	649
	Changhong Meiling Co. Ltd. Class A	879,900	649
*	VanJee Technology Co. Ltd. Class A	215,300	642
*	Hanwang Technology Co. Ltd. Class A	280,600	639
	Ligao Foods Co. Ltd. Class A	165,571	638
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	505,760	635
	China Television Media Ltd. Class A	373,522	634
	Guizhou Guihang Automotive Components Co. Ltd. Class A	379,600	633
	Tungkong Inc. Class A	526,500	632
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	631
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	630
	Beijing Fengjing Automotive Parts Co. Ltd.	1,328,900	629
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	628
*	DBAPP Security Ltd. Class A	106,038	623
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	622
*	Duolun Technology Corp. Ltd. Class A	683,500	622
	Shenzhen Sea Star Technology Co. Ltd. Class A	571,700	620
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	618
	Feitian Technologies Co. Ltd. Class A	409,100	618
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	615
	Jinxi Axle Co. Ltd. Class A	1,071,700	611
	Anhui Korrun Co. Ltd. Class A	227,300	611
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	322,400	610
*	Shenzhen Anche Technologies Co. Ltd. Class A	235,900	609
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	381,100	606
	Canny Elevator Co. Ltd. Class A	767,200	605
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	604
	Huabao Technology Co. Ltd.	303,144	598
	XGIMI Tech Co. Ltd.	62,009	598
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	597
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,016,000	593
*	Beijing Hualian Department Store Co. Ltd. Class A	2,816,100	592
	Shanghai New World Co. Ltd. Class A	648,100	585
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	585
	Newcapec Electronics Co. Ltd. Class A	476,500	582
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	376,300	576
*	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	636,000	576

		Shares	Market Value ($000)
*	Qingdao Citymedia Co. Ltd. Class A	766,400	574
	Monalisa Group Co. Ltd. Class A	422,400	573
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	572
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	513,500	562
	Shandong Sunway Chemical Group Co. Ltd. Class A	657,300	561
	Qianjiang Water Resources Development Co. Ltd. Class A	478,500	560
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	233,240	558
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	216,978	557
*	SOHO China Ltd.	12,750,206	553
	Era Co. Ltd. Class A	974,000	553
	Zhejiang NetSun Co. Ltd. Class A	262,560	551
	Goldcard Smart Group Co. Ltd. Class A	365,800	550
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	546
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	546
*	H&R Century Union Corp. Class A	989,000	541
	Fuan Pharmaceutical Group Co. Ltd. Class A	980,800	539
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	190,634	534
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	683,500	534
*	Top Resource Energy Co. Ltd. Class A	762,200	533
	Jenkem Technology Co. Ltd. Class A	55,244	531
*	Daheng New Epoch Technology Inc. Class A	351,300	522
*	Poly Union Chemical Holding Group Co. Ltd. Class A	534,100	519
	Bestore Co. Ltd. Class A	366,891	518
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	183,020	516
	Luyang Energy-Saving Materials Co. Ltd.	458,998	495
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	224,760	474
*	Great Chinasoft Technology Co. Ltd. Class A	747,100	457
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	416
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	413
*	Beijing Sinohytec Co. Ltd. Class A	163,755	410
*	Triumph New Energy Co. Ltd. Class A	361,900	366
*,2	China South City Holdings Ltd.	22,420,275	306
*	Gemdale Properties & Investment Corp. Ltd.	22,775,347	272
*,2	Orient Group Inc.	3,504,600	187
*	China Meidong Auto Holdings Ltd.	1,417,941	71
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	11
*,2	China Fishery Group Ltd.	9,033,000	—
*,2	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,2	Yango Group Co. Ltd. Class A	3,984,593	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	—
*,2	Blivex Energy Technology Co. Ltd.	3,837,700	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	—
*,2	China Dili Group	35,982,893	—
*,2	ChangjiangRunfa Health Industry Co. Ltd.	556,100	—
*,2	China Grand Automotive Services Group Co. Ltd.	6,096,000	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	—
*,2	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	—
*,2	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	—
			45,692,983
Colombia (0.0%)
	Grupo Cibest SA	3,285,320	93,113
	Grupo Cibest SA ADR	671,777	62,153
	Interconexion Electrica SA ESP	6,207,437	58,828
	Ecopetrol SA	66,746,733	56,591
	Cementos Argos SA	7,879,475	27,522
			298,207
Czech Republic (0.0%)
	CEZ A/S	2,029,530	130,739
	Komercni Banka A/S	1,103,310	55,253
*,1	CSG NV	2,176,844	41,653
[3]	Moneta Money Bank A/S	4,013,355	36,759
[1]	Colt CZ Group SE	229,057	9,917
[1]	Doosan Skoda Power A/S	146,958	3,488
			277,809
Denmark (1.0%)
	Novo Nordisk A/S Class B	46,911,792	2,219,002
	DSV A/S	2,866,376	619,484

		Shares	Market Value ($000)
	Danske Bank A/S	9,275,511	533,803
	Vestas Wind Systems A/S	14,622,287	393,595
	Novonesis Novozymes B	5,132,525	334,246
*	Genmab A/S	883,564	254,324
	Carlsberg A/S Class B	1,343,741	197,872
*,3	Orsted A/S	6,801,366	151,639
	Pandora A/S	1,106,885	138,614
	Coloplast A/S Class B	1,976,038	130,675
	AP Moller - Maersk A/S Class B	41,807	112,583
*	NKT A/S	794,550	108,446
	Tryg A/S	4,409,534	104,936
	Ringkjoebing Landbobank A/S	372,467	100,085
	AP Moller - Maersk A/S Class A	36,313	94,825
	Jyske Bank A/S (Registered)	584,033	92,701
	AL Sydbank	946,282	91,121
	ISS A/S	1,955,621	86,676
	ALK-Abello A/S Class B	1,920,730	65,694
	Royal Unibrew A/S	720,473	54,047
*,1	Demant A/S	1,229,102	53,200
	FLSmidth & Co. A/S	674,083	50,585
*	Zealand Pharma A/S	1,034,768	48,644
	ROCKWOOL A/S Class B	1,139,098	36,395
*	Bavarian Nordic A/S	1,131,236	31,009
*,1,3	Netcompany Group A/S	589,464	29,419
*,1	GN Store Nord A/S	1,896,690	28,615
[1]	TORM plc Class A	916,872	27,955
	Per Aarsleff Holding A/S	248,572	27,686
	Alm Brand A/S	10,020,000	26,351
	H Lundbeck A/S	3,686,602	23,586
	Ambu A/S Class B	1,984,687	22,183
	Schouw & Co. A/S	172,330	16,487
	Chemometec A/S	244,001	16,285
	D/S Norden A/S	269,077	14,012
	UIE plc	186,326	10,480
*,1	NTG Nordic Transport Group A/S	230,523	9,049
*	Dfds A/S	423,735	8,128
[3]	Scandinavian Tobacco Group A/S	683,931	7,592
*,1	Gubra A/S	90,013	5,378
	H Lundbeck A/S Class A	766,645	4,261
			6,381,668
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	38,242,080	105,964
	Talaat Moustafa Group	10,740,969	20,616
	Telecom Egypt Co.	7,614,251	15,548
*	Fawry for Banking & Payment Technology Services SAE	25,654,557	9,520
	EFG Holding S.A.E.	17,100,831	8,811
			160,459
Finland (0.7%)
	Nordea Bank Abp	47,299,300	954,649
	Nokia OYJ	73,843,726	682,533
	Sampo OYJ Class A (XHEL)	33,398,745	369,783
	Kone OYJ Class B	4,606,712	265,793
	Wartsila OYJ Abp	6,909,816	234,328
	Neste OYJ	6,039,184	214,019
	UPM-Kymmene OYJ	7,529,572	204,848
	Metso OYJ	10,120,908	189,445
	Orion OYJ Class B	1,564,515	146,262
	Fortum OYJ	6,227,676	141,579
	Stora Enso OYJ	8,645,478	99,419
	Kesko OYJ Class B	3,852,747	96,000
	Konecranes OYJ	2,774,156	86,542
	Elisa OYJ	2,092,301	84,380
	Valmet OYJ	2,059,008	62,085
	Huhtamaki OYJ	1,312,952	46,824
	Mandatum OYJ	6,714,350	46,001
	Hiab OYJ Class B	529,036	35,952
	Outokumpu OYJ	5,341,526	32,168
	Tieto OYJ	1,477,467	31,624
	Kemira OYJ	1,577,151	30,956

		Shares	Market Value ($000)
[1]	Nokian Renkaat OYJ	1,736,532	30,559
	Sampo OYJ Class A	2,626,288	28,926
	Kalmar OYJ Class B	523,969	23,300
	Lumo Kodit OYJ	2,262,945	20,558
[3]	Terveystalo OYJ	1,086,822	9,479
*,1	QT Group OYJ	253,425	7,354
*,1	Metsa Board OYJ Class B	2,118,447	7,183
	Finnair OYJ	1,281,581	7,118
*	YIT OYJ	1,920,708	6,491
[1]	Tokmanni Group Corp.	441,166	3,718
*	Revenio Group OYJ	250,951	3,537
			4,203,413
France (5.2%)
	Schneider Electric SE	7,982,814	2,682,111
	TotalEnergies SE	28,286,528	2,493,754
	Airbus SE	8,613,767	2,022,157
	LVMH Moet Hennessy Louis Vuitton SE	3,636,557	1,996,962
	Safran SA	5,076,370	1,994,919
	BNP Paribas SA	14,398,645	1,829,618
	Sanofi SA	15,859,077	1,365,652
	AXA SA	23,906,541	1,239,067
	Air Liquide SA Loyalty Shares	5,852,315	1,161,519
	Vinci SA	7,163,233	1,011,397
	L'Oreal SA Loyalty Shares	2,168,942	966,037
	Societe Generale SA	9,918,949	932,348
	Hermes International SCA	502,541	890,439
	EssilorLuxottica SA	4,293,588	812,870
	Danone SA	9,283,408	722,120
	Cie de Saint-Gobain SA	6,653,074	625,303
	Orange SA	31,395,215	599,701
	Legrand SA	3,740,225	568,624
	Air Liquide SA Loyalty Shares 2027	2,862,648	563,966
	L'Oreal SA (XPAR)	1,119,889	498,793
	Engie SA Loyalty Shares	15,546,706	484,608
	Cie Generale des Etablissements Michelin SCA	9,413,610	380,503
	Thales SA	1,322,691	376,544
	Veolia Environnement SA	9,185,733	365,531
	Publicis Groupe SA	3,424,180	365,465
	Engie SA	11,562,573	360,418
	Kering SA	1,036,696	342,186
	Credit Agricole SA	13,385,453	299,104
	Capgemini SE	2,281,581	271,190
	Dassault Systemes SE	9,762,367	227,122
	Unibail-Rodamco-Westfield	1,798,477	219,124
	Pernod Ricard SA	2,749,945	214,312
	Bouygues SA	2,937,212	165,453
	Accor SA	3,175,955	165,169
	Bureau Veritas SA	5,107,128	163,377
	Carrefour SA	8,481,033	155,644
	Eiffage SA	1,055,016	149,949
	Klepierre SA	3,250,335	147,634
	Rexel SA	3,266,375	135,541
*,1	Abivax SA	1,081,500	134,221
	Eurofins Scientific SE	1,690,081	133,281
	Gaztransport Et Technigaz SA	543,640	122,873
	SPIE SA	2,272,952	122,241
	Air Liquide SA	593,550	116,934
	Edenred SE	3,347,408	110,213
	SCOR SE	2,562,910	101,392
	Ipsen SA	514,839	99,480
[3]	Amundi SA	849,290	92,802
*	Alstom SA	4,986,780	92,385
	Nexans SA	598,297	91,133
	Renault SA	2,775,617	87,644
	Getlink SE	4,083,732	87,117
	Dassault Aviation SA	245,977	84,973
[1]	Aeroports de Paris SA	580,377	80,444
	Sartorius Stedim Biotech	413,904	80,024
	Technip Energies NV	2,227,617	77,046

		Shares	Market Value ($000)
	Elis SA	2,656,012	76,185
[3]	Ayvens SA	5,113,280	68,915
	Gecina SA	749,608	64,941
*	Vallourec SACA	2,649,048	63,871
[1]	Teleperformance SE	715,844	56,953
	Arkema SA	830,857	56,592
	Sodexo SA Loyalty Shares	813,656	53,503
	Valeo SE	3,038,459	52,571
	Covivio SA	791,957	48,347
	BioMerieux	583,927	46,544
*	SOITEC	364,098	44,357
[1]	Bollore SE	9,876,307	44,107
	Sopra Steria Group	198,400	42,113
[1,3]	FDJ United	1,623,849	41,087
	Rubis SCA	1,055,426	40,800
	L'Oreal SA	83,416	37,153
	Alten SA	424,306	36,899
	SES SA Class A ADR	5,318,750	35,310
	Exosens SAS	530,781	35,215
	Wendel SE	352,425	34,178
	Coface SA	1,487,183	27,144
	JCDecaux SE	1,031,024	27,010
*	Air France-KLM	1,732,945	24,204
	Virbac SACA	59,541	23,186
	Eurazeo SE Loyalty Shares	409,452	22,514
*,1	Exail Technologies SA	143,970	20,735
	Trigano SA	118,416	20,685
	Sodexo SA	311,880	20,508
	IPSOS SA	494,491	20,430
	Societe BIC SA	260,420	20,418
	Argan SA	232,435	20,356
*	Forvia SE	1,949,659	20,142
*	Emeis SA	1,181,026	19,935
[1]	Vusion	124,653	18,737
	Mercialys SA	1,348,933	18,699
*	ID Logistics Group SACA	43,965	18,314
	Carmila SA	918,974	17,945
	Pluxee NV	1,093,106	17,945
	Remy Cointreau SA	317,298	17,724
	Vivendi SE	9,587,296	17,693
	Vicat SACA	225,111	17,042
*	Clariane SE	3,574,727	16,487
	ICADE	655,949	14,633
	Derichebourg SA	1,337,389	14,398
	SEB SA Loyalty Shares	209,130	14,086
	Mersen SA	313,754	13,515
[1]	Altarea SCA	111,624	12,991
	Imerys SA	472,259	12,859
	Robertet SA	13,737	12,646
	SEB SA	173,207	11,666
	Opmobility	760,289	11,290
*	Viridien	104,800	11,269
*,1	Eutelsat Communications SACA	4,758,947	11,257
	LISI SA Loyalty Shares	146,570	10,765
	Television Francaise 1 SA	1,297,113	10,633
	Interparfums SA	350,229	9,942
	Metropole Television SA	706,401	9,882
*,1	Ubisoft Entertainment SA	1,449,306	9,588
	LISI SA	128,938	9,470
*,1,3	Worldline SA	590,755	8,402
	Planisware SA	312,129	8,353
	Antin Infrastructure Partners SA	813,477	8,204
	Etablissements Maurel et Prom SA	777,361	7,312
	Peugeot Invest SA	110,614	7,235
	Stef SA	45,889	7,184
*,1	Eramet SA	123,312	6,155
*,1	OVH Groupe SA	349,372	6,069
	Eurazeo SE	108,480	5,965
*,1	Nexity SA	713,365	5,826
	Fnac Darty SA	145,925	5,815

		Shares	Market Value ($000)
*,1,3	X-Fab Silicon Foundries SE	745,905	5,584
	GL Events SACA	136,905	4,982
[1,3]	Elior Group SA	1,862,913	4,564
[1,3]	Verallia SA	211,095	4,442
*,1	Voltalia SA (Registered)	548,600	4,429
[1]	Wavestone	109,597	4,109
*	Forvia SE (MTAA)	380,259	4,037
	Manitou BF SA	154,178	3,937
*	Abivax SA ADR	28,316	3,537
	Beneteau SACA	501,373	3,486
	Quadient SA	204,211	3,200
	Lagardere SA	148,921	3,088
	Equasens	72,131	2,725
	Sodexo Inc.	37,643	2,475
	North Atlantic Energies	25,820	1,988
			33,441,921
Germany (4.7%)
	Siemens AG (Registered)	10,793,835	3,536,563
	Allianz SE (Registered)	5,595,676	2,787,220
	SAP SE	15,165,732	2,779,806
	Siemens Energy AG	11,135,795	1,902,473
	Deutsche Telekom AG (Registered)	50,584,677	1,561,094
	Infineon Technologies AG	19,233,969	1,380,299
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,886,486	1,133,212
	Deutsche Bank AG (Registered)	25,350,664	933,057
	Deutsche Post AG	13,569,387	906,459
	Rheinmetall AG	675,091	892,436
	Deutsche Boerse AG	2,688,842	809,926
	Bayer AG (Registered)	14,504,286	804,927
	BASF SE	13,062,466	758,324
	E.ON SE	32,747,062	705,479
	RWE AG	10,410,633	684,843
	Mercedes-Benz Group AG	11,146,596	602,687
	adidas AG	2,455,883	454,395
[1]	Commerzbank AG	9,558,033	416,864
	Daimler Truck Holding AG	7,309,914	413,454
	Heidelberg Materials AG	1,863,478	346,914
	MTU Aero Engines AG	795,243	333,428
	Bayerische Motoren Werke AG	4,800,276	329,028
	Merck KGaA	1,911,334	315,883
	Fresenius SE & Co. KGaA	6,074,526	312,214
	Vonovia SE	10,755,632	260,939
	Hannover Rueck SE	885,533	255,252
[3]	Siemens Healthineers AG	5,403,318	230,098
	Symrise AG Class A	1,971,631	202,329
	GEA Group AG	2,145,972	152,453
	Fresenius Medical Care AG	2,944,906	151,138
*,1,3	Delivery Hero SE Class A	3,309,440	144,268
[1]	Beiersdorf AG	1,538,455	142,909
	Continental AG	1,610,413	133,927
	QIAGEN NV	3,041,700	125,163
	Brenntag SE	1,718,074	121,153
	Knorr-Bremse AG	984,153	117,051
	Talanx AG	878,363	116,747
	HOCHTIEF AG	222,093	113,828
*,3	Zalando SE	3,449,151	112,495
	Henkel AG & Co. KGaA	1,362,081	111,609
	thyssenkrupp AG	7,207,519	101,142
	Deutsche Lufthansa AG (Registered)	8,965,851	94,079
[3]	Scout24 SE	1,018,160	87,291
*	Nordex SE	1,853,834	82,829
[1]	Hensoldt AG	893,384	82,065
[1]	Aurubis AG	387,062	81,446
	Evonik Industries AG	3,647,844	73,795
[1]	RENK Group AG	1,316,898	73,083
	AIXTRON SE	1,662,228	70,115
	LEG Immobilien SE	1,106,686	66,444
	Rational AG	77,101	60,027
	CTS Eventim AG & Co. KGaA	865,920	58,424

		Shares	Market Value ($000)
	Nemetschek SE	848,159	57,170
	TUI AG	6,531,576	56,885
	Bilfinger SE	539,434	51,589
	Freenet AG	1,811,412	50,903
	Bechtle AG	1,191,419	49,892
	flatexDEGIRO SE	1,169,768	49,253
	KION Group AG	1,031,592	46,682
*	Puma SE	1,448,486	46,206
	TAG Immobilien AG	2,758,748	44,083
*,1,3	Auto1 Group SE	1,668,946	43,828
[1]	K+S AG (Registered)	2,592,608	43,486
[1]	Traton SE	913,672	42,953
	Fraport AG Frankfurt Airport Services Worldwide	529,923	41,399
[3]	DWS Group GmbH & Co. KGaA	447,558	37,751
	Volkswagen AG	408,315	35,851
*	Aumovio SE	750,471	34,652
*	Tkms AG& Co. KGaA	359,663	34,265
	Jenoptik AG	744,970	32,277
	Aroundtown SA	12,461,822	31,346
	United Internet AG (Registered)	1,029,607	28,127
	Salzgitter AG	442,358	26,502
*	Wacker Chemie AG	253,543	25,969
*,1	IONOS Group SE	691,816	25,219
	Krones AG	194,784	25,103
	Schaeffler AG	2,876,108	23,707
	Deutz AG	2,071,919	23,641
[1]	HUGO BOSS AG	525,024	23,056
[1]	LANXESS AG	1,206,634	23,049
[3]	Befesa SA	543,436	21,915
[1]	Stroeer SE & Co. KGaA	456,890	20,914
[1]	RTL Group SA	530,968	19,878
[1]	Carl Zeiss Meditec AG	510,318	17,982
*,3	Covestro AG	252,129	17,648
*,1,3	Redcare Pharmacy NV	236,382	16,815
	Alzchem Group AG	92,603	16,504
[1]	Sixt SE	195,723	16,202
	Fielmann Group AG	334,445	15,676
	Elmos Semiconductor SE	92,400	15,614
	Deutsche Wohnen SE	717,910	15,332
*,3	TeamViewer SE	2,187,008	15,272
	Duerr AG	702,850	14,512
*,1	Gerresheimer AG	456,024	14,506
*,1	Kontron AG	559,286	14,453
	FUCHS SE	349,353	13,946
*,1	Siltronic AG	153,027	13,525
	Hornbach Holding AG & Co. KGaA	139,884	13,476
	Schott Pharma AG & Co. KGaA	500,211	12,705
	Atoss Software SE	129,661	12,632
*,1	SMA Solar Technology AG	194,460	11,931
[1]	KWS Saat SE & Co. KGaA	141,983	11,749
*,1	Suedzucker AG	819,972	10,713
	Wacker Neuson SE	406,296	10,263
	Indus Holding AG	274,353	10,058
	CANCOM SE	356,228	9,850
	Eckert & Ziegler SE	620,136	9,757
[1]	Vossloh AG	138,389	9,327
	Pfeiffer Vacuum Technology AG	49,054	9,274
[1]	Norma Group SE	433,808	9,147
*,1	Evotec SE	2,323,004	9,137
	Springer Nature AG & Co. KGaA	419,813	8,952
*,1	Verbio SE	259,221	8,652
*	CECONOMY AG	1,745,876	8,564
[1]	Nagarro SE	94,663	8,365
	Friedrich Vorwerk Group SE	109,499	8,317
	Ottobock SE & Co. KGaA	127,890	8,299
[1]	1&1 AG	360,299	8,232
*	HelloFresh SE	2,045,999	8,060
[1]	Dermapharm Holding SE	163,360	7,726
*,1,3	Deutsche Pfandbriefbank AG	1,928,431	7,618
[1]	GFT Technologies SE	246,365	6,501

		Shares	Market Value ($000)
*,1	Hypoport SE	68,112	6,474
[1]	PNE AG	522,634	6,384
[1]	Grand City Properties SA	477,313	5,349
	Wuestenrot & Wuerttembergische AG	303,630	5,117
[1]	Secunet Security Networks AG	23,793	4,925
	PATRIZIA SE	560,767	4,714
	GRENKE AG	345,624	4,695
	Stabilus SE	281,723	4,687
*,1	Douglas AG	474,946	4,415
[1]	Deutsche Beteiligungs AG	156,857	3,836
[1]	Energiekontor AG	96,461	3,812
	Kloeckner & Co. SE	233,327	3,332
[1]	ProSiebenSat.1 Media SE	783,603	3,279
	Deutsche EuroShop AG	151,849	3,229
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	332,430	2,903
[1]	Adesso SE	39,187	2,653
	SUSS MicroTec SE	28,622	2,478
	Pfisterer Holding SE	27,056	2,378
*	CECONOMY AG (XETR)	138,722	640
			30,173,227
Greece (0.2%)
	National Bank of Greece SA	12,245,956	229,135
	Eurobank SA	35,762,593	184,805
*	Piraeus Bank SA	15,834,566	184,695
	Alpha Bank SA	23,481,007	116,436
	Public Power Corp. SA	4,441,992	114,462
[1]	Metlen Energy & Metals plc	1,625,847	86,702
	GEK Terna SA	1,189,895	62,285
	Bank of Cyprus Holdings plc	5,211,539	61,832
	Motor Oil Hellas Corinth Refineries SA	910,737	53,503
	JUMBO SA	1,641,236	45,862
	Allwyn AG	2,469,358	38,168
	Hellenic Telecommunications Organization SA	1,642,047	37,897
	Optima bank SA	2,630,285	31,865
	Titan SA	504,011	30,334
	Cenergy Holdings SA	927,402	23,163
	HELLENiQ ENERGY Holdings SA	1,287,248	19,257
*	CrediaBank SA	13,701,227	15,837
	Hellenic Telecommunications Organization SA ADR	1,283,191	14,726
	Holding Co. ADMIE IPTO SA	2,602,228	13,520
	Athens International Airport SA	1,073,311	13,080
	Viohalco SA	605,606	12,422
	Ballys Intralot SA	8,855,528	11,244
*	Aktor SA Holding Co. Technical & Energy Projects	805,089	9,769
*	LAMDA Development SA	1,230,675	9,003
	Aegean Airlines SA	574,066	8,076
*	Athens Water Supply & Sewage Co. SA	606,719	7,977
	Sarantis SA	382,745	6,395
	Piraeus Port Authority SA	96,985	4,952
	Autohellas Tourist & Trading SA	298,644	4,002
	ElvalHalcor SA	812,744	3,531
	Ideal Holdings SA	497,909	3,463
	Quest Holdings SA	405,424	3,355
	Fourlis Holdings SA	680,259	3,208
	Avax SA	652,328	2,563
	Intracom Holdings SA (Registered)	693,694	2,414
	Euronext Athens Holding SA	238,549	2,106
*	QUALCO Group SA	202,272	1,339
	Ellaktor SA	854,125	1,259
			1,474,642
Hong Kong (1.2%)
	AIA Group Ltd.	154,886,094	1,561,391
	Hong Kong Exchanges & Clearing Ltd.	17,539,383	913,852
	CK Hutchison Holdings Ltd.	39,314,260	368,346
	Techtronic Industries Co. Ltd.	21,122,441	354,856
	BOC Hong Kong Holdings Ltd.	52,843,400	351,412
	Lenovo Group Ltd.	111,856,297	342,078
	Sun Hung Kai Properties Ltd.	18,927,609	297,066
	CLP Holdings Ltd.	23,606,811	234,707

		Shares	Market Value ($000)
	Link REIT	38,584,572	192,325
	Jardine Matheson Holdings Ltd.	2,702,840	179,509
	CK Asset Holdings Ltd.	26,628,667	162,196
	Power Assets Holdings Ltd.	20,370,921	153,361
	Hong Kong & China Gas Co. Ltd.	158,842,177	142,201
	Galaxy Entertainment Group Ltd.	31,500,625	137,374
[3]	WH Group Ltd.	115,510,579	124,286
[1]	Hongkong Land Holdings Ltd.	14,346,704	116,334
[1]	MTR Corp. Ltd.	23,566,414	99,431
	SITC International Holdings Co. Ltd.	19,140,448	96,502
	Zijin Gold International Co. Ltd.	5,876,600	88,864
	ASMPT Ltd.	4,607,282	88,412
	Wharf Real Estate Investment Co. Ltd.	22,474,906	76,010
	Swire Pacific Ltd. Class A	5,972,032	75,841
	Sino Land Co. Ltd.	54,268,963	73,917
	CK Infrastructure Holdings Ltd.	8,921,176	71,160
	Henderson Land Development Co. Ltd.	19,168,942	69,495
	Shenzhou International Group Holdings Ltd.	11,568,804	65,749
*	MMG Ltd.	61,074,137	65,545
	Sands China Ltd.	29,897,071	56,066
	AAC Technologies Holdings Inc.	10,623,792	52,203
	PCCW Ltd.	59,473,742	44,578
	Swire Properties Ltd.	14,336,350	43,662
	PRADA SpA	7,731,578	42,467
	Cathay Pacific Airways Ltd.	21,941,987	40,820
	Orient Overseas International Ltd.	1,929,669	37,734
[1]	Chow Tai Fook Jewellery Group Ltd.	23,615,314	37,193
	Wharf Holdings Ltd.	14,003,707	35,060
[3]	Samsonite Group SA	19,291,861	34,717
[3]	BOC Aviation Ltd.	3,067,136	30,233
	Bank of East Asia Ltd.	13,806,359	29,329
[1]	Xinyi Glass Holdings Ltd.	23,621,865	28,050
	Want Want China Holdings Ltd.	65,145,511	28,037
	Pacific Basin Shipping Ltd.	60,788,523	25,400
	Hang Lung Properties Ltd.	25,868,667	24,041
	First Pacific Co. Ltd.	33,411,977	23,849
	Hang Lung Group Ltd.	12,026,649	21,168
	Kerry Properties Ltd.	8,344,413	20,820
*,1	Duality Biotherapeutics Inc.	890,200	20,698
[1,3]	Budweiser Brewing Co. APAC Ltd.	24,440,856	20,474
	Yue Yuen Industrial Holdings Ltd.	11,196,408	20,263
	Hysan Development Co. Ltd.	8,482,995	20,172
[1]	United Laboratories International Holdings Ltd.	16,455,797	18,724
	DFI Retail Group Holdings Ltd.	4,498,990	17,788
*,1	New World Development Co. Ltd.	20,065,422	17,609
	Wynn Macau Ltd.	23,990,519	17,391
	MGM China Holdings Ltd.	11,870,206	17,181
[1]	VTech Holdings Ltd.	2,512,222	16,562
[1]	Time Interconnect Technology Ltd.	9,710,854	16,282
	CTF Services Ltd.	15,469,738	16,173
	Dah Sing Financial Holdings Ltd.	2,467,666	15,677
	Stella International Holdings Ltd.	8,161,803	15,168
[1]	CGN Mining Co. Ltd.	48,165,000	14,886
*,1,3	FIT Hon Teng Ltd.	24,687,576	14,768
	Luk Fook Holdings International Ltd.	4,650,475	14,578
*,3	HBM Holdings Ltd.	9,351,000	14,522
	VSTECS Holdings Ltd.	11,302,627	13,516
	Fortune REIT	21,363,671	13,156
	Johnson Electric Holdings Ltd.	5,420,648	12,859
*,1	OSL Group Ltd.	8,477,500	12,705
*,1	Envision Greenwise Holdings Ltd.	17,300,834	10,587
	Dah Sing Banking Group Ltd.	5,250,647	10,089
*,1	Bright Smart Securities & Commodities Group Ltd.	12,290,000	10,028
[1]	Cowell e Holdings Inc.	3,792,833	9,977
[1,2]	Guotai Junan International Holdings Ltd.	35,089,952	9,444
*,1	United Energy Group Ltd.	204,059,817	9,411
*,1	Vobile Group Ltd.	28,579,636	9,043
*,1,3	CARsgen Therapeutics Holdings Ltd.	5,208,500	8,909
[1]	Man Wah Holdings Ltd.	21,665,593	8,701
	Nexteer Automotive Group Ltd.	15,617,741	8,366

		Shares	Market Value ($000)
	Swire Pacific Ltd. Class B	4,376,444	8,345
	Shangri-La Asia Ltd.	15,630,647	8,243
	Prosperity REIT	41,994,006	8,139
	Champion REIT	25,926,197	7,693
*,1	SJM Holdings Ltd.	37,839,253	7,668
	Chow Sang Sang Holdings International Ltd.	4,895,782	7,263
	CITIC Telecom International Holdings Ltd.	20,389,157	7,228
*,1	Realord Technology Co. Ltd.	7,704,715	6,903
[1]	Vitasoy International Holdings Ltd.	8,334,026	6,881
	NagaCorp Ltd.	15,505,328	6,857
*,1	Mongolian Mining Corp.	7,227,000	6,587
[1]	SY Holdings Group Ltd.	7,159,500	6,526
[2]	Jinchuan Group International Resources Co. Ltd.	75,855,080	6,152
*,1	Insilico Medicine Cayman TopCo	1,050,000	6,121
[1]	Nanshan Aluminium International Holdings Ltd.	1,758,900	6,103
*,1	Melco International Development Ltd.	12,430,233	5,835
	Huabao International Holdings Ltd.	13,825,468	5,750
[1]	Cirrus Aircraft Ltd.	1,009,400	5,641
[1]	SUNeVision Holdings Ltd.	9,033,064	5,567
*,1	Deep Source Holdings Ltd.	80,220,416	5,333
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	5,165,282	4,540
	IGG Inc.	10,488,256	4,466
	Value Partners Group Ltd.	15,210,256	4,134
	Sunlight REIT	13,667,013	4,058
[1]	China Travel International Investment Hong Kong Ltd.	26,475,626	4,055
*,1	Super Hi International Holding Ltd.	2,889,331	3,991
	K Wah International Holdings Ltd.	14,685,282	3,878
[1]	HKBN Ltd.	4,274,500	3,299
	Cafe de Coral Holdings Ltd.	4,557,439	3,227
	SmarTone Telecommunications Holdings Ltd.	4,992,137	3,122
[1]	KLN Logistics Group Ltd.	3,891,396	2,971
	Giordano International Ltd.	16,616,259	2,965
*	Texhong International Group Ltd.	3,420,566	2,864
*,1	CITIC Resources Holdings Ltd.	42,874,497	2,516
	Hutchison Telecommunications Hong Kong Holdings Ltd.	16,560,764	2,472
	Truly International Holdings Ltd.	21,455,268	2,322
*,1	TVB Ltd.	6,442,899	1,963
*	Far East Consortium International Ltd.	17,577,170	1,521
[1]	LK Technology Holdings Ltd.	7,447,605	1,398
	Asia Cement China Holdings Corp.	6,091,227	1,314
*,3	IMAX China Holding Inc.	1,048,818	1,113
*	Shun Tak Holdings Ltd.	16,820,021	1,093
	Singamas Container Holdings Ltd.	17,880,193	1,027
[1]	C-Mer Medical Holdings Ltd.	6,628,736	785
			7,813,283
Hungary (0.1%)
	OTP Bank Nyrt.	3,355,649	497,112
*	MOL Hungarian Oil & Gas plc	6,501,101	93,081
	Richter Gedeon Nyrt.	1,978,808	73,729
	Magyar Telekom Telecommunications plc	3,937,066	34,130
	Opus Global Nyrt.	5,446,487	6,172
*,1	4iG Nyrt.	579,540	3,212
			707,436
Iceland (0.0%)
	Islandsbanki HF	25,592,400	30,366
[3]	Arion Banki HF	19,031,375	29,949
	Hagar hf	14,021,015	13,558
	Festi hf	4,436,447	11,178
	Reitir fasteignafelag hf	9,199,640	8,529
	Kvika banki hf	64,199,255	7,104
*	Alvotech SA	1,671,323	6,454
	Heimar HF	21,652,583	6,029
	Sjova-Almennar Tryggingar hf	11,926,048	4,150
	Siminn HF	31,694,806	3,282
	Eimskipafelag Islands hf	1,501,179	3,068
	Skagi Hf	19,851,770	3,033
*	Bera HF	22,643,948	2,740
	Kaldalon hf	8,140,896	1,732

		Shares	Market Value ($000)
*	Icelandair Group HF	287,157,748	1,664
			132,836
India (4.4%)
	Reliance Industries Ltd.	98,958,407	1,354,885
	HDFC Bank Ltd.	168,000,258	1,315,746
	ICICI Bank Ltd.	78,165,600	1,174,763
	Bharti Airtel Ltd.	44,771,741	924,954
	Infosys Ltd.	50,045,045	594,488
	Mahindra & Mahindra Ltd.	13,642,469	485,776
	Bajaj Finance Ltd.	40,185,913	480,395
	Axis Bank Ltd.	33,882,905	436,321
	Larsen & Toubro Ltd.	9,919,921	409,156
	Tata Consultancy Services Ltd.	15,011,181	372,421
	Kotak Mahindra Bank Ltd.	80,562,836	329,338
	Sun Pharmaceutical Industries Ltd.	15,712,025	327,601
	Hindustan Unilever Ltd.	13,139,545	289,238
	Maruti Suzuki India Ltd.	1,871,960	279,156
	Titan Co. Ltd.	5,422,675	276,855
	NTPC Ltd.	69,858,264	254,047
	State Bank of India	22,064,071	237,463
	Tata Steel Ltd.	118,801,565	236,379
	Shriram Finance Ltd.	20,672,933	226,578
	UltraTech Cement Ltd.	1,815,316	226,384
	Hindalco Industries Ltd.	21,635,390	221,695
	Bharat Electronics Ltd.	52,656,939	214,020
*	Eternal Ltd.	66,981,512	212,274
	HCL Technologies Ltd.	14,894,682	210,619
	Power Grid Corp. of India Ltd.	66,760,021	198,730
	Adani Ports & Special Economic Zone Ltd.	10,883,580	193,363
	Asian Paints Ltd.	6,677,360	192,075
*	Adani Power Ltd.	80,163,281	177,368
	JSW Steel Ltd.	12,919,638	171,970
	Grasim Industries Ltd.	5,280,944	171,528
	Eicher Motors Ltd.	2,055,761	168,669
	Nestle India Ltd.	10,578,071	167,288
	Tech Mahindra Ltd.	9,372,675	162,741
	Divi's Laboratories Ltd.	1,878,500	158,580
	TVS Motor Co. Ltd.	3,399,076	153,568
	Coal India Ltd.	35,349,307	153,468
[3]	InterGlobe Aviation Ltd.	2,794,858	151,338
	Oil & Natural Gas Corp. Ltd.	57,086,558	145,436
	Apollo Hospitals Enterprise Ltd.	1,521,674	142,759
	Tata Motors Ltd.	30,300,325	138,607
	Adani Enterprises Ltd.	4,336,230	136,710
	Hindustan Aeronautics Ltd.	2,801,708	136,473
	ITC Ltd.	44,290,472	130,389
	Cipla Ltd.	8,435,803	130,192
	Jio Financial Services Ltd.	47,648,451	128,050
	Trent Ltd.	4,011,552	126,336
	Max Healthcare Institute Ltd.	10,915,376	125,631
[3]	SBI Life Insurance Co. Ltd.	6,370,499	125,586
	Cholamandalam Investment & Finance Co. Ltd.	6,384,844	123,730
	Bajaj Finserv Ltd.	5,650,404	120,098
	Bajaj Auto Ltd.	985,702	118,985
	Torrent Pharmaceuticals Ltd.	2,183,240	117,255
	Cummins India Ltd.	2,001,317	115,747
*	Vedanta Aluminium Metal Ltd.	23,785,021	113,223
	BSE Ltd.	2,942,111	112,376
	Tata Consumer Products Ltd.	9,657,356	109,580
	Hero MotoCorp Ltd.	1,917,070	108,219
	Tata Motors Passenger Vehicles Ltd.	30,344,665	108,014
[3]	Laurus Labs Ltd.	5,399,306	102,786
	Samvardhana Motherson International Ltd.	64,935,624	102,559
	Federal Bank Ltd.	26,987,230	101,458
	Tata Power Co. Ltd.	25,167,797	100,412
	Britannia Industries Ltd.	1,750,842	99,362
	Indian Hotels Co. Ltd. Class A	12,755,469	98,738
	Dr Reddy's Laboratories Ltd.	8,122,966	97,457
	Power Finance Corp. Ltd.	21,408,709	95,165

		Shares	Market Value ($000)
	Bharat Petroleum Corp. Ltd.	27,987,501	93,534
	CG Power & Industrial Solutions Ltd.	10,154,799	91,868
	Coforge Ltd.	5,084,517	91,705
	Varun Beverages Ltd.	19,743,521	91,490
	Bharat Heavy Electricals Ltd.	21,445,303	91,424
	Persistent Systems Ltd.	1,561,926	90,906
	Lupin Ltd.	3,582,242	90,668
	Bharat Forge Ltd.	3,929,734	90,528
*	One 97 Communications Ltd.	6,089,156	85,675
*	PB Fintech Ltd.	5,031,816	84,473
[3]	AU Small Finance Bank Ltd.	7,644,049	83,894
	GE Vernova T&D India Ltd.	1,851,985	83,859
*,3	Avenue Supermarts Ltd.	2,022,456	83,163
*	Suzlon Energy Ltd.	164,949,256	82,886
	Indian Oil Corp. Ltd.	55,199,406	80,917
	Dixon Technologies India Ltd.	549,108	80,813
[3]	HDFC Life Insurance Co. Ltd.	13,973,519	80,287
[3]	HDFC Asset Management Co. Ltd.	2,921,157	80,031
*	Adani Energy Solutions Ltd.	4,605,086	79,419
*	Indus Towers Ltd.	19,182,605	78,657
	Pidilite Industries Ltd.	4,640,409	78,359
	GAIL India Ltd.	39,732,721	75,487
	Polycab India Ltd.	781,865	74,582
	Ashok Leyland Ltd.	42,287,010	73,614
	REC Ltd.	18,334,377	71,634
	Fortis Healthcare Ltd.	7,229,910	71,629
	Marico Ltd.	7,810,729	71,254
	United Spirits Ltd.	4,369,417	69,424
	Solar Industries India Ltd.	357,402	68,892
	Aurobindo Pharma Ltd.	4,122,179	68,236
	IndusInd Bank Ltd.	6,283,878	66,640
	Vedanta Ltd.	23,915,115	66,394
	Godrej Consumer Products Ltd.	5,857,940	65,702
	DLF Ltd.	9,422,279	65,082
	Info Edge India Ltd.	5,064,581	65,052
*	Swiggy Ltd.	21,660,564	64,652
*	FSN E-Commerce Ventures Ltd.	18,481,545	64,602
	Jindal Steel Ltd.	5,525,488	63,895
	Hitachi Energy India Ltd.	188,234	63,440
*	Yes Bank Ltd.	263,391,477	62,825
*	Adani Green Energy Ltd.	4,298,380	62,289
[3]	LTM Ltd.	1,357,551	62,149
*	Max Financial Services Ltd.	3,888,171	61,049
	Wipro Ltd.	30,967,805	59,731
	ABB India Ltd.	781,324	59,607
	Embassy Office Parks REIT	12,838,662	58,926
	SRF Ltd.	2,141,990	58,853
[3]	ICICI Lombard General Insurance Co. Ltd.	3,445,734	58,634
	State Bank of India GDR	527,857	57,510
	Hindustan Petroleum Corp. Ltd.	14,078,137	57,290
*	Vodafone Idea Ltd.	404,298,902	55,129
*	Bosch Ltd.	127,524	54,901
	Phoenix Mills Ltd.	2,759,063	54,758
*	IDFC First Bank Ltd.	61,657,170	54,701
	Biocon Ltd.	12,062,997	53,801
	Ambuja Cements Ltd.	11,850,974	53,638
[3]	Lodha Developers Ltd.	4,113,804	53,623
[3]	Sona Blw Precision Forgings Ltd.	6,567,783	52,944
	UPL Ltd.	8,349,136	52,875
	Multi Commodity Exchange of India Ltd.	1,829,973	51,642
	Muthoot Finance Ltd.	1,574,228	51,433
	Siemens Ltd.	1,297,919	51,123
	Radico Khaitan Ltd.	1,122,720	51,062
	APL Apollo Tubes Ltd.	2,596,912	49,509
	Sundaram Finance Ltd.	1,012,922	49,506
	Glenmark Pharmaceuticals Ltd.	2,106,622	49,315
	National Aluminium Co. Ltd.	13,141,217	48,347
	Hyundai Motor India Ltd.	2,088,070	47,730
	KEI Industries Ltd.	905,216	47,405
	Mphasis Ltd.	1,912,022	47,050

		Shares	Market Value ($000)
	Voltas Ltd.	3,375,197	47,011
	Bajaj Holdings & Investment Ltd.	392,711	46,675
	Godrej Properties Ltd.	2,096,650	46,266
	360 ONE WAM Ltd.	3,882,500	46,133
	JSW Energy Ltd.	7,932,529	46,107
	NHPC Ltd.	55,701,832	45,956
*	Aditya Birla Capital Ltd.	10,820,479	45,832
	Tube Investments of India Ltd.	1,587,223	45,782
*	Vishal Mega Mart Ltd.	40,616,437	45,590
	NMDC Ltd.	50,792,460	45,300
	MRF Ltd.	32,336	44,984
*	GMR Airports Ltd.	40,590,800	44,761
	Havells India Ltd.	3,385,310	44,724
	Siemens Energy India Ltd.	1,310,255	44,358
	Zydus Lifesciences Ltd.	3,682,487	43,478
	Navin Fluorine International Ltd.	541,157	42,917
	Mankind Pharma Ltd.	1,656,559	42,867
*	Delhivery Ltd.	8,419,312	42,504
	Colgate-Palmolive India Ltd.	1,941,341	42,238
	Torrent Power Ltd.	2,789,483	41,279
	Oracle Financial Services Software Ltd.	350,036	41,046
	L&T Finance Ltd.	12,448,842	40,596
	Union Bank of India Ltd.	22,418,678	40,227
	Hindustan Zinc Ltd.	7,091,690	40,179
*	Lenskart Solutions Ltd.	6,797,125	39,986
	Punjab National Bank	33,783,801	39,886
	Shree Cement Ltd.	145,033	39,598
	Alkem Laboratories Ltd.	651,734	39,279
	Prestige Estates Projects Ltd.	2,304,939	39,037
	Coromandel International Ltd.	1,785,774	38,807
	Oil India Ltd.	8,038,683	38,733
	Bank of Baroda	15,196,655	38,626
	Dabur India Ltd.	8,745,315	38,624
	Mahindra & Mahindra Financial Services Ltd.	9,451,508	38,192
	Ipca Laboratories Ltd.	2,066,595	37,854
	Steel Authority of India Ltd.	21,255,879	37,682
*	Apar Industries Ltd.	248,807	37,429
	Piramal Finance Ltd.	1,709,689	36,811
	Kalyan Jewellers India Ltd.	5,633,342	36,145
	Page Industries Ltd.	84,539	35,760
	WAAREE Energies Ltd.	1,272,803	35,701
	Canara Bank	26,621,451	34,848
	Indian Bank	3,954,047	34,639
	PI Industries Ltd.	1,188,881	34,275
[3]	Brookfield India Real Estate Trust	9,506,357	34,025
	Blue Star Ltd.	1,913,672	33,716
	Jindal Stainless Ltd.	4,340,920	33,427
	Welspun Corp. Ltd.	1,932,352	33,418
	Oberoi Realty Ltd.	1,727,295	33,073
	UNO Minda Ltd.	2,651,585	32,796
	Tata Capital Ltd.	8,569,155	32,795
	Petronet LNG Ltd.	11,077,819	32,581
	Lloyds Metals & Energy Ltd.	1,511,424	32,429
	Supreme Industries Ltd.	887,601	32,234
[3]	Nippon Life India Asset Management Ltd.	2,581,787	31,406
	Manappuram Finance Ltd.	8,037,631	31,313
*,3	Billionbrains Garage Ventures Ltd.	15,142,361	30,824
	SBI Cards & Payment Services Ltd.	4,428,185	30,613
[3]	Aster DM Quality Care Ltd.	3,548,752	30,580
	Balkrishna Industries Ltd.	1,178,505	30,549
	Tata Communications Ltd.	1,653,985	30,442
[3]	Gland Pharma Ltd.	1,157,863	30,370
	JK Cement Ltd.	519,623	29,629
	HFCL Ltd.	14,498,598	29,493
	Computer Age Management Services Ltd.	3,502,326	29,216
	Exide Industries Ltd.	6,179,867	29,120
[3]	ICICI Prudential Life Insurance Co. Ltd.	5,361,504	28,948
[3]	PNB Housing Finance Ltd.	2,612,309	28,818
	Kirloskar Oil Engines Ltd.	1,252,154	28,737
	Redington Ltd.	8,476,519	28,565

		Shares	Market Value ($000)
[3]	Indian Railway Finance Corp. Ltd.	30,148,517	28,156
	Container Corp. of India Ltd.	5,076,050	27,943
*,3	Krishna Institute of Medical Sciences Ltd.	3,295,250	27,794
	ITC Hotels Ltd.	16,336,021	27,787
	Mazagon Dock Shipbuilders Ltd.	1,110,629	27,723
	Astral Ltd.	1,789,518	27,153
*,3	SAI Life Sciences Ltd.	1,935,224	26,683
[3]	RBL Bank Ltd.	6,762,073	26,604
*	Ather Energy Ltd.	2,005,344	26,495
*	Sammaan Capital Ltd.	15,501,328	26,374
	Jubilant Foodworks Ltd.	5,673,341	26,063
	Anand Rathi Wealth Ltd.	1,195,016	25,967
	Crompton Greaves Consumer Electricals Ltd.	9,419,837	25,670
*	Poonawalla Fincorp Ltd.	5,204,488	25,278
	Schaeffler India Ltd.	589,739	25,204
	Karur Vysya Bank Ltd.	6,982,971	25,071
	Gujarat Fluorochemicals Ltd.	544,500	24,904
	Hindustan Copper Ltd.	4,792,646	24,759
*	Amber Enterprises India Ltd.	312,531	24,380
	Acutaas Chemicals Ltd.	748,815	24,363
	Aegis Logistics Ltd.	1,799,759	24,126
	Himadri Speciality Chemical Ltd.	3,053,606	24,012
*	Wockhardt Ltd.	1,166,603	23,965
	Cholamandalam Financial Holdings Ltd.	1,472,453	23,660
	Neuland Laboratories Ltd.	117,028	23,356
	ICICI Prudential Asset Management Co. Ltd.	714,115	23,318
	LIC Housing Finance Ltd.	4,242,803	23,252
*	LG Electronics India Ltd.	1,479,822	23,110
	Indian Railway Catering & Tourism Corp. Ltd.	4,428,529	22,726
	Ajanta Pharma Ltd.	615,970	22,370
	Adani Total Gas Ltd.	3,273,181	22,359
	Kalpataru Projects International Ltd.	1,653,551	22,345
	HDB Financial Services Ltd.	3,106,466	22,336
[3]	Sansera Engineering Ltd.	633,143	22,194
[3]	Dr Lal PathLabs Ltd.	1,110,905	22,188
[3]	General Insurance Corp. of India	5,818,847	21,747
[1]	Wipro Ltd. ADR	10,917,819	21,617
*	Star Health & Allied Insurance Co. Ltd.	3,409,044	21,457
	AIA Engineering Ltd.	445,412	21,426
	Narayana Hrudayalaya Ltd.	1,004,199	21,359
*	Sterlite Technologies Ltd.	3,647,988	21,307
	Dalmia Bharat Ltd.	1,127,036	21,249
[3]	Bandhan Bank Ltd.	11,622,470	21,200
	IIFL Finance Ltd.	3,294,770	21,008
	Apollo Tyres Ltd.	4,674,217	20,965
	Central Depository Services India Ltd.	1,497,733	20,910
	Great Eastern Shipping Co. Ltd.	1,470,162	20,801
	Motilal Oswal Financial Services Ltd.	2,302,251	20,556
	Nuvama Wealth Management Ltd.	1,086,339	20,530
	Berger Paints India Ltd.	3,759,526	20,495
	Angel One Ltd.	6,552,201	20,453
	TD Power Systems Ltd.	1,677,703	19,868
[3]	IndiGrid Infrastructure Trust	10,522,812	19,712
	Thermax Ltd.	436,091	19,685
	Tata Elxsi Ltd.	510,035	19,672
	Rail Vikas Nigam Ltd.	8,285,261	19,563
	Linde India Ltd.	276,280	19,525
*	Cartrade Tech Ltd.	682,789	19,458
[3]	Mindspace Business Parks REIT	3,769,444	19,441
	Bank of India	13,399,151	19,359
	Tata Technologies Ltd.	2,461,746	19,299
	Granules India Ltd.	2,219,108	19,180
*	MTAR Technologies Ltd.	313,785	18,868
	Bank of Maharashtra	22,663,297	18,827
	Bharti Hexacom Ltd.	1,099,893	18,520
[3]	Cochin Shipyard Ltd.	1,240,930	18,509
	Carborundum Universal Ltd.	1,654,413	18,433
	Global Health Ltd.	1,247,462	18,375
	Patanjali Foods Ltd.	4,887,130	18,156
*	Piramal Pharma Ltd.	8,812,445	18,062

		Shares	Market Value ($000)
	KPR Mill Ltd.	1,633,121	17,960
	Bharat Dynamics Ltd.	1,362,829	17,899
*	Kaynes Technology India Ltd.	448,587	17,877
	Timken India Ltd.	534,437	17,615
	Deepak Nitrite Ltd.	998,980	17,396
	Ramco Cements Ltd.	1,805,716	17,371
[3]	Premier Energies Ltd.	1,617,203	17,313
	Craftsman Automation Ltd.	166,692	17,253
	GlaxoSmithKline Pharmaceuticals Ltd.	619,891	17,246
	ZF Commercial Vehicle Control Systems India Ltd.	664,638	16,837
	ACC Ltd.	1,182,418	16,821
	Data Patterns India Ltd.	371,812	16,682
	Gujarat Energy Ltd.	5,785,500	16,643
	Kfin Technologies Ltd.	1,670,441	16,407
	Syrma SGS Technology Ltd.	1,144,818	16,391
	Indraprastha Gas Ltd.	10,278,340	16,368
	Zee Entertainment Enterprises Ltd.	13,571,333	16,287
	Five-Star Business Finance Ltd.	2,832,218	16,257
	CESC Ltd.	9,362,676	16,230
	Tata Chemicals Ltd.	2,293,540	16,187
	JSW Infrastructure Ltd.	4,942,583	16,174
[3]	Home First Finance Co. India Ltd.	1,295,802	16,140
*	United Breweries Ltd.	1,078,451	16,040
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	979,388	15,935
	Atul Ltd.	224,576	15,854
	Sundram Fasteners Ltd.	1,541,966	15,792
	Motherson Sumi Wiring India Ltd.	36,891,705	15,697
	NLC India Ltd.	5,025,244	15,678
*	Meesho Ltd.	8,209,948	15,663
	City Union Bank Ltd.	7,198,520	15,574
	Aarti Industries Ltd.	3,025,044	15,504
	PG Electroplast Ltd.	2,401,842	15,426
	Amara Raja Energy & Mobility Ltd.	1,617,024	15,423
	Brigade Enterprises Ltd.	2,534,226	15,411
	Kajaria Ceramics Ltd.	1,220,666	15,324
	Sagility Ltd.	33,574,805	15,281
	Escorts Kubota Ltd.	471,862	15,259
	Aptus Value Housing Finance India Ltd.	5,506,369	15,066
	Grindwell Norton Ltd.	676,259	15,040
	Housing & Urban Development Corp. Ltd.	7,348,160	15,011
	NBCC India Ltd.	15,030,617	14,922
[3]	L&T Technology Services Ltd.	400,446	14,921
[3]	Endurance Technologies Ltd.	513,801	14,853
	Elgi Equipments Ltd.	2,464,541	14,707
*	Usha Martin Ltd.	2,800,107	14,550
	Indian Renewable Energy Development Agency Ltd.	11,609,508	14,543
	3M India Ltd.	39,703	14,405
	Gabriel India Ltd.	947,525	14,312
*	Affle 3i Ltd.	859,701	14,291
	Firstsource Solutions Ltd.	4,506,596	14,265
*	Bajaj Housing Finance Ltd.	15,761,299	14,201
	Tata Investment Corp. Ltd.	1,966,450	14,001
	Godfrey Phillips India Ltd.	624,989	13,981
	Castrol India Ltd.	7,182,036	13,937
	CRISIL Ltd.	301,955	13,802
	RR Kabel Ltd.	498,276	13,582
	KPIT Technologies Ltd.	2,149,014	13,471
	VA Tech Wabag Ltd.	649,256	13,450
*	CreditAccess Grameen Ltd.	805,444	13,441
	Astra Microwave Products Ltd.	688,946	13,441
	Force Motors Ltd.	71,594	13,419
	TVS Holdings Ltd.	86,951	13,401
*	Jaiprakash Power Ventures Ltd.	69,753,605	13,386
*	PTC Industries Ltd.	71,826	13,354
	Anant Raj Ltd.	2,024,636	13,252
	Hexaware Technologies Ltd.	2,242,170	13,236
	AWL Agri Business Ltd.	6,619,649	13,138
	Honeywell Automation India Ltd.	32,688	13,075
*	NTPC Green Energy Ltd.	13,545,038	12,780
*	Inventurus Knowledge Solutions Ltd.	658,582	12,763

		Shares	Market Value ($000)
	HBL Engineering Ltd.	1,670,675	12,583
*	Onesource Specialty Pharma Ltd.	732,216	12,423
	Natco Pharma Ltd.	1,292,598	12,421
	CCL Products India Ltd.	1,016,450	12,302
*	PVR Inox Ltd.	1,035,597	12,269
*	Ola Electric Mobility Ltd.	30,268,361	12,266
*	Arvind Ltd.	2,278,716	12,253
	IRB Infrastructure Developers Ltd.	58,171,140	12,194
[3]	PowerGrid Infrastructure Investment Trust	11,665,459	12,151
*	Authum Investment & Infrastucture Ltd.	2,126,611	12,017
	Capri Global Capital Ltd.	4,882,522	11,884
	UTI Asset Management Co. Ltd.	1,231,619	11,651
	Garden Reach Shipbuilders & Engineers Ltd.	427,375	11,649
	Emami Ltd.	2,787,730	11,630
	LMW Ltd.	68,739	11,630
	Netweb Technologies India Ltd.	244,459	11,601
	Nava Ltd.	1,994,374	11,561
*	Aadhar Housing Finance Ltd.	2,216,819	11,537
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,081,124	11,455
	eClerx Services Ltd.	590,702	11,433
	Asahi India Glass Ltd.	1,242,195	11,414
	Shyam Metalics & Energy Ltd.	1,049,636	11,348
[3]	Syngene International Ltd.	2,788,844	11,280
*	Schneider Electric Infrastructure Ltd.	792,406	11,231
*	Inox Wind Ltd.	13,576,852	11,101
	Rainbow Children's Medicare Ltd.	692,354	11,064
	Ceat Ltd.	307,879	11,063
	Triveni Turbine Ltd.	1,743,155	10,999
	Cyient Ltd.	1,236,719	10,998
	Zen Technologies Ltd.	640,395	10,901
*	EID Parry India Ltd.	1,367,005	10,887
	Aditya Birla Real Estate Ltd.	730,974	10,861
	Shaily Engineering Plastics Ltd.	333,316	10,694
*	Reliance Power Ltd.	43,491,892	10,676
*,3	Ujjivan Small Finance Bank Ltd.	14,181,504	10,659
	Balrampur Chini Mills Ltd.	1,726,176	10,602
	Cemindia Projects Ltd.	737,346	10,574
	Can Fin Homes Ltd.	1,228,867	10,564
	Edelweiss Financial Services Ltd.	8,659,648	10,475
	Dr Reddy's Laboratories Ltd. ADR	874,071	10,358
	Chambal Fertilisers & Chemicals Ltd.	2,239,286	10,294
	SPR Auto Technologies Ltd.	223,015	10,275
*	Azad Engineering Ltd.	426,464	10,245
	BEML Ltd.	558,036	10,239
	Vijaya Diagnostic Centre Ltd.	726,195	10,233
	Tamilnad Mercantile Bank Ltd.	1,144,966	10,219
	Jammu & Kashmir Bank Ltd.	6,176,770	10,092
	Titagarh Rail System Ltd.	1,165,019	10,068
	Tilaknagar Industries Ltd.	2,063,856	10,062
	Garware Hi-Tech Films Ltd.	133,196	9,982
	Voltamp Transformers Ltd.	94,209	9,791
	Jubilant Pharmova Ltd.	997,284	9,776
[3]	Paradeep Phosphates Ltd.	6,337,068	9,776
	Strides Pharma Science Ltd.	909,578	9,772
	Mahanagar Gas Ltd.	827,088	9,709
	EIH Ltd.	2,816,291	9,649
	Finolex Cables Ltd.	932,453	9,643
	Sumitomo Chemical India Ltd.	1,787,112	9,558
[3]	Metropolis Healthcare Ltd.	1,560,971	9,525
*	KEC International Ltd.	1,935,784	9,521
	South Indian Bank Ltd.	19,275,605	9,431
	Whirlpool of India Ltd.	1,120,082	9,425
	Engineers India Ltd.	4,024,692	9,375
[3]	IRB InvIT Fund	14,240,372	9,374
	Sobha Ltd.	649,599	9,342
*	BlackBuck Ltd.	1,638,668	9,324
	Vardhman Textiles Ltd.	1,515,715	9,301
*	Jyoti CNC Automation Ltd.	1,087,112	9,209
	Godawari Power & Ispat Ltd.	3,597,954	9,139
	Chennai Petroleum Corp. Ltd.	688,684	9,096

		Shares	Market Value ($000)
*	Honasa Consumer Ltd.	1,929,878	9,083
[3]	Eris Lifesciences Ltd.	638,698	9,066
*	Cohance Lifesciences Ltd.	2,035,326	9,065
	Zensar Technologies Ltd.	1,694,673	9,023
*	Godrej Industries Ltd.	649,803	8,972
*	Nazara Technologies Ltd.	2,518,180	8,950
	Jindal Saw Ltd.	3,323,174	8,949
	Jubilant Ingrevia Ltd.	1,158,790	8,935
	PCBL Chemical Ltd.	2,662,490	8,866
*	Go Digit General Insurance Ltd.	3,325,989	8,860
*	Vedanta Oil & Gas Ltd.	23,785,021	8,859
	NCC Ltd.	5,978,140	8,837
[3]	Indian Energy Exchange Ltd.	6,364,178	8,817
	Kirloskar Pneumatic Co. Ltd.	564,713	8,769
*	IFCI Ltd.	10,928,899	8,766
	V-Guard Industries Ltd.	2,661,054	8,764
	Belrise Industries Ltd.	3,524,192	8,739
	Zydus Wellness Ltd.	1,441,680	8,723
	Knowledge Realty Trust	7,025,238	8,714
	Poly Medicure Ltd.	485,578	8,659
*	Vedanta Power Ltd.	23,785,021	8,605
	Chalet Hotels Ltd.	1,008,922	8,583
	Intellect Design Arena Ltd.	1,133,703	8,554
	Caplin Point Laboratories Ltd.	322,718	8,512
	Marksans Pharma Ltd.	3,144,146	8,511
	Gillette India Ltd.	106,443	8,501
	Minda Corp. Ltd.	1,155,254	8,486
*	Rategain Travel Technologies Ltd.	877,549	8,477
*	Aavas Financiers Ltd.	594,199	8,463
*,3	Lemon Tree Hotels Ltd.	7,353,237	8,424
	Shilpa Medicare Ltd.	1,310,030	8,398
	LT Foods Ltd.	1,939,805	8,342
	Olectra Greentech Ltd.	598,894	8,306
	HEG Ltd.	1,196,328	8,239
	Karnataka Bank Ltd.	2,747,501	8,196
	Time Technoplast Ltd.	3,728,568	8,149
	Sonata Software Ltd.	2,395,863	8,104
[3]	IndiaMart InterMesh Ltd.	429,228	8,089
	Ramkrishna Forgings Ltd.	1,180,232	8,054
	Metro Brands Ltd.	740,365	8,034
	Bayer CropScience Ltd.	180,798	8,025
	Procter & Gamble Health Ltd.	115,901	8,016
	Pricol Ltd.	1,096,426	7,999
*	Aditya Birla Lifestyle Brands Ltd.	8,058,519	7,992
*	Tbo Tek Ltd.	497,561	7,977
*	Gravita India Ltd.	468,779	7,943
	CIE Automotive India Ltd.	1,844,004	7,895
*	Gokaldas Exports Ltd.	925,836	7,895
	JK Tyre & Industries Ltd.	1,865,260	7,811
*	Medplus Health Services Ltd.	1,044,664	7,717
	Kirloskar Brothers Ltd.	391,208	7,666
*	Devyani International Ltd.	6,404,673	7,658
*	NMDC Steel Ltd.	16,913,284	7,633
*	Tenneco Clean Air India Ltd.	1,352,422	7,622
	Shipping Corp. of India Ltd.	2,491,217	7,606
	Techno Electric & Engineering Co. Ltd.	733,239	7,526
	SJVN Ltd.	10,456,276	7,514
	Century Plyboards India Ltd.	888,737	7,447
	Ratnamani Metals & Tubes Ltd.	300,854	7,443
	Birlasoft Ltd.	2,342,636	7,429
	Prudent Corporate Advisory Services Ltd.	214,141	7,384
*	Indian Overseas Bank	20,717,022	7,358
*	IDBI Bank Ltd.	8,339,273	7,317
	Supreme Petrochem Ltd.	973,844	7,278
	Sudarshan Chemical Industries Ltd.	679,648	7,220
	Gujarat Mineral Development Corp. Ltd.	1,210,639	7,171
	Graphite India Ltd.	1,036,466	7,124
	Welspun Living Ltd.	4,364,506	7,124
	JSW Dulux Ltd.	229,858	7,078
	JM Financial Ltd.	5,493,591	7,031

		Shares	Market Value ($000)
	Sarda Energy & Minerals Ltd.	1,298,395	7,029
	Alembic Pharmaceuticals Ltd.	833,878	6,968
*	Hindustan Construction Co. Ltd.	30,862,431	6,929
	KSB Ltd.	761,504	6,831
*	Sapphire Foods India Ltd.	3,456,664	6,703
	Bata India Ltd.	915,651	6,678
	Sun TV Network Ltd.	1,250,182	6,664
	Care Ratings Ltd.	365,583	6,549
	Swan Corp. Ltd.	2,031,639	6,549
[3]	New India Assurance Co. Ltd.	3,580,806	6,518
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	6,490
*	Le Travenues Technology Ltd.	3,117,897	6,457
	Bikaji Foods International Ltd.	956,184	6,431
*,3	Equitas Small Finance Bank Ltd.	8,149,582	6,418
	Finolex Industries Ltd.	3,756,511	6,394
[3]	IRCON International Ltd.	4,846,248	6,393
	Rain Industries Ltd.	2,716,591	6,347
*	SBFC Finance Ltd.	6,660,267	6,307
*,3	Tejas Networks Ltd.	1,164,101	6,254
	Gujarat Pipavav Port Ltd.	3,966,149	6,244
	AstraZeneca Pharma India Ltd.	73,159	6,211
	BASF India Ltd.	162,919	6,204
	Afcons Infrastructure Ltd.	2,182,418	6,201
*	Bajaj Consumer Care Ltd.	1,129,082	6,199
	Mahindra Lifespace Developers Ltd.	1,499,835	6,171
	Doms Industries Ltd.	260,223	6,163
	TSF Investments Ltd.	1,299,564	6,162
	PTC India Ltd.	3,331,175	6,131
	Action Construction Equipment Ltd.	543,983	6,100
	IIFL Capital Services Ltd.	1,722,752	6,099
	Vesuvius India Ltd.	1,302,520	6,056
	Kansai Nerolac Paints Ltd.	2,918,870	6,017
	CMS Info Systems Ltd.	2,169,649	5,998
	Jupiter Life Line Hospitals Ltd.	1,716,280	5,966
	Arvind Fashions Ltd.	1,261,264	5,937
	Concord Biotech Ltd.	397,583	5,923
[3]	KPI Green Energy Ltd.	1,481,709	5,800
	JK Lakshmi Cement Ltd.	978,975	5,796
	Praj Industries Ltd.	1,759,849	5,752
	Saregama India Ltd.	1,025,507	5,620
	Avanti Feeds Ltd.	591,000	5,569
	Tanla Platforms Ltd.	905,361	5,562
*	BrainBees Solutions Ltd.	2,494,942	5,548
	Paisalo Digital Ltd.	7,422,404	5,534
	DCM Shriram Ltd.	507,895	5,501
	Suprajit Engineering Ltd.	1,040,073	5,499
	Elecon Engineering Co. Ltd.	1,244,983	5,466
	Fine Organic Industries Ltd.	107,545	5,431
	Maharashtra Scooters Ltd.	39,639	5,403
	Mangalore Refinery & Petrochemicals Ltd.	3,028,863	5,392
	Gujarat State Fertilizers & Chemicals Ltd.	3,234,142	5,381
*	Restaurant Brands Asia Ltd.	7,700,257	5,377
	Aarti Pharmalabs Ltd.	767,203	5,365
	Tega Industries Ltd.	344,598	5,364
	Clean Science & Technology Ltd.	696,097	5,353
	Power Mech Projects Ltd.	198,557	5,329
*	Nuvoco Vistas Corp. Ltd.	1,464,156	5,289
	SKF India Ltd.	336,350	5,216
	Safari Industries India Ltd.	318,920	5,212
*	Aditya Birla Fashion & Retail Ltd.	8,207,596	5,177
	Vinati Organics Ltd.	376,202	5,142
*	Transformers & Rectifiers India Ltd.	1,628,728	5,050
*	Borosil Renewables Ltd.	853,836	4,970
	Happiest Minds Technologies Ltd.	1,248,134	4,938
	Trident Ltd.	18,916,097	4,893
	EPL Ltd.	2,086,044	4,859
	Genus Power Infrastructures Ltd.	1,482,295	4,853
	Mrs Bectors Food Specialities Ltd.	2,241,060	4,848
*	Embassy Developments Ltd.	7,516,011	4,813
	Garware Technical Fibres Ltd.	621,737	4,772

		Shares	Market Value ($000)
*	Eureka Forbes Ltd.	1,013,668	4,762
	Sanofi Consumer Healthcare India Ltd.	98,193	4,744
*	India Cements Ltd.	1,125,498	4,696
	Central Bank of India Ltd.	14,399,890	4,669
	Archean Chemical Industries Ltd.	847,388	4,667
	V-Mart Retail Ltd.	566,321	4,625
	Westlife Foodworld Ltd.	867,659	4,611
	JK Paper Ltd.	1,122,040	4,590
	Sanofi India Ltd.	131,596	4,575
	Blue Dart Express Ltd.	84,534	4,574
	DCB Bank Ltd.	2,327,074	4,535
	Shakti Pumps India Ltd.	829,843	4,523
	ION Exchange India Ltd.	1,016,654	4,479
*	Jupiter Wagons Ltd.	1,646,643	4,470
	GHCL Ltd.	957,674	4,398
	Mastek Ltd.	222,889	4,385
	Sheela Foam Ltd.	534,096	4,383
[3]	Godrej Agrovet Ltd.	744,097	4,341
	Newgen Software Technologies Ltd.	735,333	4,289
*	Websol Energy System Ltd.	4,226,860	4,276
	RITES Ltd.	1,901,166	4,263
	JBM Auto Ltd.	616,872	4,256
	Relaxo Footwears Ltd.	990,062	4,188
	Cera Sanitaryware Ltd.	64,915	4,169
*	SignatureGlobal India Ltd.	482,535	4,145
*	AvenuesAI Ltd.	24,867,787	4,129
	PNC Infratech Ltd.	1,598,140	4,120
	Jyothy Labs Ltd.	1,934,929	4,036
	BLS International Services Ltd.	1,608,939	4,035
	Bombay Burmah Trading Co.	256,864	4,028
*	Sterling & Wilson Renewable	1,876,989	4,011
	Vedant Fashions Ltd.	903,605	3,928
	TTK Prestige Ltd.	580,837	3,908
	Rhi Magnesita India Ltd.	946,335	3,853
*	GMR Power & Urban Infra Ltd.	3,669,804	3,808
	KRBL Ltd.	1,034,319	3,805
	Birla Corp. Ltd.	403,155	3,761
	Alkyl Amines Chemicals	200,664	3,754
*	RattanIndia Power Ltd.	41,012,669	3,741
	Railtel Corp. of India Ltd.	1,243,877	3,711
*	Valor Estate Ltd.	3,133,772	3,702
*	VIP Industries Ltd.	1,165,692	3,650
	Maharashtra Seamless Ltd.	600,370	3,555
*	Prime Focus Ltd.	1,176,223	3,540
	Texmaco Rail & Engineering Ltd.	3,012,216	3,515
	GMM Pfaudler Ltd.	385,529	3,491
	Anup Engineering Ltd.	150,719	3,428
*	TVS Supply Chain Solutions Ltd.	2,413,176	3,416
	ISGEC Heavy Engineering Ltd.	392,675	3,397
	Balaji Amines Ltd.	150,461	3,364
	Electrosteel Castings Ltd.	4,371,369	3,237
*	Tata Teleservices Maharashtra Ltd.	7,697,371	3,222
	Orient Electric Ltd.	1,718,014	3,146
	G R Infraprojects Ltd.	339,037	3,139
	Polyplex Corp. Ltd.	265,472	3,074
*,2	Gujarat Energy Ltd.	1,928,500	3,032
*	Sun Pharma Advanced Research Co. Ltd.	1,396,765	3,019
[3]	Quess Corp. Ltd.	845,343	2,944
	Gateway Distriparks Ltd.	4,800,340	2,916
[3]	Dilip Buildcon Ltd.	648,116	2,915
*	Raymond Ltd.	474,722	2,884
*,2	Reliance Infrastructure Ltd.	4,555,549	2,872
	Rallis India Ltd.	1,258,481	2,863
	Galaxy Surfactants Ltd.	137,196	2,796
*	Just Dial Ltd.	372,237	2,795
*	Shree Renuka Sugars Ltd.	11,908,064	2,729
	AurionPro Solutions Ltd.	353,473	2,721
	Campus Activewear Ltd.	1,164,677	2,714
	KNR Constructions Ltd.	2,104,288	2,685
	Thomas Cook India Ltd.	2,456,217	2,683

		Shares	Market Value ($000)
*	Network18 Media & Investments Ltd.	8,651,147	2,670
	Raymond Lifestyle Ltd.	348,404	2,594
	NOCIL Ltd.	1,495,954	2,572
	NIIT Learning Systems Ltd.	1,019,877	2,561
	Triveni Engineering & Industries Ltd.	1,096,852	2,547
	Pfizer Ltd.	47,556	2,405
	Cello World Ltd.	649,117	2,334
*	Ashoka Buildcon Ltd.	1,810,852	2,297
	Vaibhav Global Ltd.	792,636	2,212
*	Alok Industries Ltd.	17,497,082	2,184
*	Chemplast Sanmar Ltd.	1,065,127	2,167
*	TeamLease Services Ltd.	166,729	2,158
*,2	Triveni Engineering & Industries Ltd.	365,617	2,087
	Bajaj Electricals Ltd.	596,121	2,080
	Kaveri Seed Co. Ltd.	250,551	2,053
*	Zaggle Prepaid Ocean Services Ltd.	916,330	1,964
*	Jai Balaji Industries Ltd.	2,738,449	1,656
	Symphony Ltd.	228,056	1,645
	Route Mobile Ltd.	254,986	1,444
*	Rajesh Exports Ltd.	1,307,990	1,163
	Orient Cement Ltd.	705,152	1,010
	SJS Enterprises Ltd.	28,242	707
	Emcure Pharmaceuticals Ltd.	27,118	557
*	Vedanta Iron & Steel Ltd.	1,280,208	433
*	Allcargo Global Ltd.	2,824,165	362
	Acme Solar Holdings Ltd.	56,323	214
	SKF India Industrial Ltd.	7,416	213
	Anthem Biosciences Ltd.	21,302	181
*	Genus Prime Infra Ltd.	247,049	77
*,2	Chennai Super Kings Cricket Ltd.	951,110	—
			28,727,467
Indonesia (0.2%)
	Bank Central Asia Tbk. PT	723,331,597	253,510
	Bank Rakyat Indonesia Persero Tbk. PT	977,636,547	164,415
	Bank Mandiri Persero Tbk. PT	631,907,650	147,026
	Telkom Indonesia Persero Tbk. PT	645,885,658	94,293
	Astra International Tbk. PT	249,407,807	70,852
	Bank Negara Indonesia Persero Tbk. PT	175,715,512	34,407
*	GoTo Gojek Tokopedia Tbk. PT Class A	11,415,596,900	31,757
	Barito Pacific Tbk. PT	304,315,773	30,959
	Merdeka Copper Gold Tbk. PT	175,983,000	26,481
*	Bumi Resources Minerals Tbk. PT	775,187,811	24,016
*	Amman Mineral Internasional PT	105,019,200	23,778
	United Tractors Tbk. PT	17,505,039	23,360
*	Bumi Resources Tbk. PT	2,355,558,429	21,451
	Indofood Sukses Makmur Tbk. PT	52,981,772	20,512
	ANTAM Persero Tbk. PT	109,014,097	17,373
	Charoen Pokphand Indonesia Tbk. PT	91,979,414	16,843
	Sumber Alfaria Trijaya Tbk. PT	188,456,223	13,859
	Indofood CBP Sukses Makmur Tbk. PT	32,897,235	12,749
	Alamtri Resources Indonesia Tbk. PT	93,184,145	12,740
	Perusahaan Gas Negara Persero Tbk. PT	127,458,391	10,621
	XLSMART Telecom Sejahtera Tbk. PT	70,603,258	9,561
	Indah Kiat Pulp & Paper Tbk. PT	20,150,345	9,367
	Kalbe Farma Tbk. PT	229,064,117	9,200
*	Petrindo Jaya Kreasi Tbk. PT	244,502,090	8,895
	Vale Indonesia Tbk. PT	25,689,211	7,466
	Indosat Tbk. PT	70,500,604	7,419
	Unilever Indonesia Tbk. PT	75,766,160	7,390
	AKR Corporindo Tbk. PT	86,933,307	7,091
	Japfa Comfeed Indonesia Tbk. PT	56,580,751	6,770
	PT TIMAH Persero Tbk.	31,244,801	6,567
	Gudang Garam Tbk. PT	6,050,836	6,386
	Alamtri Minerals Indonesia Tbk. PT	73,516,692	6,178
	Bukit Asam Persero Tbk. PT	47,577,316	6,146
	Dayamitra Telekomunikasi PT	235,795,743	6,060
	Cisarua Mountain Dairy PT Tbk.	22,390,958	5,737
	Sarana Menara Nusantara Tbk. PT	226,978,899	5,083
	Medco Energi Internasional Tbk. PT	70,547,334	5,032

		Shares	Market Value ($000)
	Bank Syariah Indonesia Persero Tbk. PT	48,235,823	4,872
*	Bank Tabungan Negara Persero Tbk. PT	70,075,984	4,719
	Mayora Indah Tbk. PT	49,486,598	4,636
	Elang Mahkota Teknologi Tbk. PT	157,499,863	4,630
	Indo Tambangraya Megah Tbk. PT	3,366,238	4,596
	Map Aktif Adiperkasa PT	125,391,700	4,532
	BFI Finance Indonesia Tbk. PT	82,961,572	4,217
*	Bank Jago Tbk. PT	59,729,500	4,054
	Astra Agro Lestari Tbk. PT	9,912,592	3,781
	Jasa Marga Persero Tbk. PT	24,646,559	3,753
	Indocement Tunggal Prakarsa Tbk. PT	14,275,564	3,703
	Semen Indonesia Persero Tbk. PT	44,880,930	3,642
	Ciputra Development Tbk. PT	113,108,084	3,610
	Adaro Andalan Indonesia PT	6,989,900	3,600
	Mitra Keluarga Karyasehat Tbk. PT	33,481,250	3,283
	Pakuwon Jati Tbk. PT	212,060,924	3,135
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,983
	ESSA Industries Indonesia Tbk. PT	83,420,955	2,964
*	Bukalapak.com PT Tbk.	435,806,200	2,852
	Medikaloka Hermina Tbk. PT	56,847,772	2,523
	Bank Pan Indonesia Tbk. PT	50,320,227	2,502
	Avia Avian Tbk. PT	138,385,069	2,494
	Pabrik Kertas Tjiwi Kimia Tbk. PT	6,564,845	2,349
	PT Tower Bersama Infrastructure Tbk.	28,092,622	2,260
	Summarecon Agung Tbk. PT	118,305,363	2,143
*	MNC Digital Entertainment Tbk. PT	89,069,243	1,981
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	1,895
*	Bumi Serpong Damai Tbk. PT	51,534,380	1,631
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	80,816,300	1,626
	Bank BTPN Syariah Tbk. PT	28,676,557	1,578
*	Siloam International Hospitals Tbk. PT	12,536,603	1,534
*	Panin Financial Tbk. PT	118,050,309	1,493
	Surya Citra Media Tbk. PT	120,033,097	1,386
*	Lippo Karawaci Tbk. PT	382,808,626	1,274
*	Bank Neo Commerce Tbk. PT	84,383,552	1,239
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	26,045,674	1,142
	MDS Retailing Tbk. PT	10,522,781	913
*	Media Nusantara Citra Tbk. PT	73,355,098	855
*,2	Waskita Karya Persero Tbk. PT	248,206,980	—
			1,277,730
Ireland (0.2%)
	AIB Group plc	31,297,540	372,241
	Bank of Ireland Group plc	14,049,152	295,031
	Kerry Group plc Class A	2,360,412	225,348
	Kingspan Group plc	2,241,499	208,334
	Ryanair Holdings plc	3,875,791	108,683
	Glanbia plc	2,889,570	76,713
	Cairn Homes plc	8,451,842	23,794
	Glanbia plc (XLON)	8,754	234
*,2	Irish Bank Resolution Corp. Ltd.	698,992	—
			1,310,378
Israel (0.8%)
*	Teva Pharmaceutical Industries Ltd.	17,094,579	608,213
	Bank Leumi Le-Israel BM	21,816,592	515,489
	Bank Hapoalim BM	19,357,019	469,949
*	Tower Semiconductor Ltd.	1,665,935	364,950
	Elbit Systems Ltd.	404,265	326,579
	Israel Discount Bank Ltd. Class A	18,187,681	189,816
	Phoenix Financial Ltd.	3,380,452	189,540
*	Nova Ltd.	451,402	179,374
*	Enlight Renewable Energy Ltd.	2,032,325	172,483
	Mizrahi Tefahot Bank Ltd.	2,261,035	168,262
	Harel Insurance Investments & Financial Services Ltd.	1,755,259	100,625
	Bezeq The Israeli Telecommunication Corp. Ltd.	41,624,524	99,734
	Next Vision Stabilized Systems Ltd.	1,088,731	84,634
*	Nice Ltd.	865,638	84,346
	Azrieli Group Ltd.	607,437	80,189
*	OPC Energy Ltd.	2,496,025	78,314
	Clal Insurance Enterprises Holdings Ltd.	1,026,232	77,663

		Shares	Market Value ($000)
	First International Bank of Israel Ltd.	774,969	59,846
*	Camtek Ltd.	432,172	59,760
	Mega Or Holdings Ltd.	354,114	57,515
	ICL Group Ltd.	10,565,749	53,992
	Big Shopping Centers Ltd.	234,412	52,684
	Tel Aviv Stock Exchange Ltd.	1,318,533	50,786
	Menora Mivtachim Holdings Ltd.	315,302	49,305
*	Migdal Insurance & Financial Holdings Ltd.	8,406,551	47,751
	Melisron Ltd.	350,518	46,025
	Paz Retail & Energy Ltd.	150,356	42,453
	Shufersal Ltd.	2,921,256	41,787
	Mivne Real Estate KD Ltd.	8,481,668	37,428
*	Doral Group Renewable Energy Resources Ltd.	1,642,929	37,023
	Delek Group Ltd.	1,356,534	35,813
	Shapir Engineering & Industry Ltd.	2,268,594	33,952
	Strauss Group Ltd.	882,544	33,423
*	Bet Shemesh Engines Holdings 1997 Ltd.	119,927	32,560
	Energix-Renewable Energies Ltd.	4,112,651	29,802
*	Shikun & Binui Ltd.	5,190,497	29,706
	Partner Communications Co. Ltd.	2,148,227	26,417
	Alony Hetz Properties & Investments Ltd.	2,435,419	25,292
	Meitav Investment House Ltd.	582,635	25,210
	FIBI Holdings Ltd.	247,422	24,284
*	Fattal Holdings 1998 Ltd.	107,698	23,852
	Electra Ltd.	599,075	23,328
*	OY Nofar Energy Ltd.	395,599	23,261
	El Al Israel Airlines	4,966,358	22,053
	Generation Capital Ltd.	23,228,969	21,400
	Amot Investments Ltd.	3,494,132	21,231
	Reit 1 Ltd.	2,900,287	20,528
	Oil Refineries Ltd.	31,453,520	20,064
	Matrix IT Ltd.	704,434	19,960
	Kenon Holdings Ltd.	283,908	19,358
	YH Dimri Construction & Development Ltd.	157,352	18,561
	Turpaz Industries Ltd.	871,041	18,290
	Cellcom Israel Ltd.	1,612,646	17,400
	Hilan Ltd.	242,398	17,373
	Max Stock Ltd.	1,514,264	17,269
*	Meshek Energy Renewable Energies Ltd.	4,323,132	15,803
*	Airport City Ltd.	852,253	15,353
*	Nayax Ltd.	218,550	14,832
	Israel Corp. Ltd.	565,760	14,795
	Formula Systems 1985 Ltd.	139,403	14,701
	One Software Technologies Ltd.	681,027	14,603
	Ashtrom Group Ltd.	687,926	14,100
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	124,000	13,950
	Israel Canada T.R Ltd.	2,727,868	13,935
*	Priortech Ltd.	122,787	13,586
	Fox Wizel Ltd.	129,904	12,876
*	Equital Ltd.	338,988	12,710
	Qualitau Ltd.	75,653	12,413
	Gav-Yam Lands Corp. Ltd.	967,752	12,404
	Inrom Construction Industries Ltd.	1,458,444	11,655
*	Argo Properties NV	280,885	11,643
	Aura Investments Ltd.	2,197,085	11,476
*	Isrotel Ltd.	258,356	10,643
*	Gilat Satellite Networks Ltd.	911,141	10,035
	IDI Insurance Co. Ltd.	124,083	9,799
*	Isracard Ltd.	2,770,902	9,686
	Sella Capital Real Estate Ltd.	3,343,976	9,642
	Delta Galil Ltd.	161,836	9,356
	Danel Adir Yeoshua Ltd.	64,561	9,080
	Blue Square Real Estate Ltd.	85,974	9,036
	Summit Real Estate Holdings Ltd.	549,751	8,980
	Elco Ltd.	173,126	8,369
	Lapidoth Capital Ltd.	300,543	7,919
	Aryt Industries Ltd.	906,126	7,480
*	Perion Network Ltd.	607,818	5,775
	G City Ltd.	1,247,396	4,725
*	Delek Automotive Systems Ltd.	710,455	3,934

		Shares	Market Value ($000)
*	Delek Yizum Nechasim Ltd.	134,946	2,978
			5,385,174
Italy (2.1%)
	UniCredit SpA	22,245,889	2,098,051
	Intesa Sanpaolo SpA	224,573,896	1,697,624
	Enel SpA	111,012,798	1,253,713
	Eni SpA	27,167,959	755,723
[1]	Generali	14,046,843	711,881
	Ferrari NV	1,722,900	677,433
	Prysmian SpA	4,231,379	583,902
	STMicroelectronics NV	9,424,973	501,610
	Banco BPM SpA	21,739,551	396,925
	Banca Monte dei Paschi di Siena SpA	28,935,238	387,541
	Leonardo SpA	5,944,268	378,855
	BPER Banca SpA	22,420,380	364,314
	FinecoBank Banca Fineco SpA	9,056,612	248,123
	Terna - Rete Elettrica Nazionale	20,688,817	237,179
*	Telecom Italia SpA	25,165,637	213,703
	Snam SpA	30,232,374	205,000
[3]	Poste Italiane SpA	6,740,512	203,918
*	Stellantis NV	32,466,572	186,928
	Moncler SpA	3,282,393	186,699
	Unipol Assicurazioni SpA	5,562,575	174,050
	Tenaris SA	4,710,166	135,133
	Lottomatica Group SpA	3,503,438	94,713
	Saipem SpA	19,452,781	94,374
	Italgas SpA	9,095,516	93,796
	Recordati Industria Chimica e Farmaceutica SpA	1,571,556	93,616
	Banca Mediolanum SpA	3,107,940	83,277
*	Technoprobe SpA	2,202,793	70,460
	Azimut Holding SpA	1,649,017	70,042
	Banca Generali SpA	804,983	60,814
	A2A SpA	22,998,131	60,075
	Davide Campari-Milano NV	8,537,936	58,149
	Buzzi SpA	1,172,615	55,623
	Brunello Cucinelli SpA	501,932	51,187
[3]	Pirelli & C SpA	6,195,249	47,193
	De' Longhi SpA	1,002,380	47,051
	Hera SpA	10,498,264	45,827
	Interpump Group SpA	1,106,235	44,534
	Iveco Group NV	2,702,692	43,336
	Reply SpA	335,657	42,596
	Mediobanca Banca di Credito Finanziario SpA	1,272,760	41,046
	SOL SpA	524,904	34,399
[3]	Infrastrutture Wireless Italiane SpA	4,537,638	33,667
[1,3]	Nexi SpA	6,511,619	31,913
	Maire SpA	2,059,782	30,782
	Amplifon SpA	2,079,244	29,108
*	Fincantieri SpA	1,849,647	29,074
	Danieli & C Officine Meccaniche SpA	519,194	26,694
	Iren SpA	9,007,403	26,195
	Brembo NV	2,092,531	25,623
[3]	Technogym SpA	1,594,168	24,942
[1]	DiaSorin SpA	297,600	24,637
	Credito Emiliano SpA	1,001,585	22,024
[3]	Enav SpA	3,574,256	20,874
[3]	Carel Industries SpA	664,961	20,764
	ERG SpA	739,051	18,761
	ACEA SpA	721,248	17,526
	Webuild SpA	6,389,939	16,589
	Tamburi Investment Partners SpA	1,474,272	15,867
[1]	MFE-MediaForEurope NV Class A	4,476,200	13,604
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	170,704	12,818
	El.En. SpA	650,962	11,660
[1]	Intercos SpA	743,523	11,471
*	Salvatore Ferragamo SpA	957,803	11,257
	Sesa SpA	102,681	10,968
	Cementir Holding NV	610,799	10,670
[1]	Sanlorenzo SpA	199,584	8,742

		Shares	Market Value ($000)
*,1,3	BFF Bank SpA	2,580,438	8,716
	Moltiply Group SpA	202,130	8,515
[1]	Banca IFIS SpA	450,136	7,665
[3]	RAI Way SpA	1,395,754	7,483
	Italmobiliare SpA	221,753	6,680
[1]	Piaggio & C SpA	2,424,743	5,438
*,1,3	GVS SpA	943,744	4,722
	Arnoldo Mondadori Editore SpA	1,885,070	4,564
	Ariston Holding NV	1,019,352	4,275
[1]	Zignago Vetro SpA	437,685	3,753
*,1	Juventus Football Club SpA	1,466,447	3,429
[1]	MARR SpA	431,893	3,176
[3]	Anima Holding SpA	377,432	3,007
[1]	MFE-MediaForEurope NV Class B	631,952	2,568
	Rizzoli Corriere Della Sera Mediagroup SpA	2,328,468	2,493
[1]	Alerion Cleanpower SpA	85,575	1,956
	Banco di Desio e della Brianza SpA	95,934	1,867
*,1	Tinexta SpA	75,030	1,302
	Tenaris SA ADR	7	—
*,2	Gemina SpA	315,232	—
			13,418,252
Japan (15.2%)
	Mitsubishi UFJ Financial Group Inc.	160,047,516	3,574,901
	Toyota Motor Corp.	157,289,113	2,976,647
	Sumitomo Mitsui Financial Group Inc.	53,308,779	2,290,622
	Tokyo Electron Ltd.	6,476,077	2,165,194
	Hitachi Ltd.	65,055,740	2,131,913
	Advantest Corp.	10,672,104	2,108,615
	Sony Group Corp.	87,124,955	2,036,012
	Mizuho Financial Group Inc.	34,762,522	1,802,235
	SoftBank Group Corp.	55,388,160	1,725,203
	Recruit Holdings Co. Ltd.	19,858,859	1,570,455
	Tokio Marine Holdings Inc.	27,573,089	1,405,301
	Mitsubishi Corp.	46,640,134	1,394,203
*	Kioxia Holdings Corp.	4,950,600	1,379,913
	Keyence Corp.	2,742,288	1,375,496
	Fast Retailing Co. Ltd.	2,665,008	1,304,973
	Murata Manufacturing Co. Ltd.	25,621,945	1,167,448
	ITOCHU Corp.	92,493,240	1,160,754
	Mitsubishi Heavy Industries Ltd.	48,265,490	1,127,595
	Mitsui & Co. Ltd.	36,136,902	1,108,835
	Mitsubishi Electric Corp.	29,276,495	1,054,631
	Shin-Etsu Chemical Co. Ltd.	27,142,345	967,628
	Panasonic Holdings Corp.	33,879,327	895,853
	Takeda Pharmaceutical Co. Ltd.	23,315,846	800,565
	KDDI Corp.	42,017,866	774,125
	Hoya Corp.	4,961,935	758,764
	Nintendo Co. Ltd.	15,264,894	728,169
	Japan Tobacco Inc.	16,128,233	719,108
	Marubeni Corp.	21,657,594	699,988
	ORIX Corp.	16,297,569	657,759
	Sumitomo Corp.	59,911,908	621,883
	Fujikura Ltd.	24,215,566	614,503
	Daiichi Life Group Inc.	50,776,708	612,234
	Daikin Industries Ltd.	4,137,145	599,286
	SoftBank Corp.	420,253,340	589,858
	Sumitomo Electric Industries Ltd.	43,955,404	581,754
	Fujitsu Ltd.	24,787,530	571,335
	Komatsu Ltd.	13,127,874	569,622
	Sompo Holdings Inc.	12,617,727	560,185
	Honda Motor Co. Ltd.	54,741,121	551,770
	FANUC Corp.	13,677,000	551,122
	MS&AD Insurance Group Holdings Inc.	17,673,730	544,061
	NEC Corp.	18,195,680	540,751
	TDK Corp.	27,966,560	537,754
	Japan Post Bank Co. Ltd.	26,274,524	508,021
	Renesas Electronics Corp.	24,270,306	486,468
	Disco Corp.	1,279,886	457,475
	Otsuka Holdings Co. Ltd.	6,527,205	452,593

		Shares	Market Value ($000)
	Resona Holdings Inc.	32,182,312	436,418
	Daiichi Sankyo Co. Ltd.	26,369,721	426,175
	Ajinomoto Co. Inc.	13,774,974	424,798
	Kyocera Corp.	18,491,504	421,732
	Toyota Tsusho Corp.	10,092,999	418,913
	Nomura Holdings Inc.	42,442,921	410,614
	FUJIFILM Holdings Corp.	17,388,686	409,323
	Chugai Pharmaceutical Co. Ltd.	9,429,850	409,174
	Seven & i Holdings Co. Ltd.	29,716,743	394,048
	Bridgestone Corp.	15,849,370	391,407
	Mitsubishi Estate Co. Ltd.	16,073,333	390,215
	NTT Inc.	399,538,875	382,964
	Sumitomo Mitsui Trust Group Inc.	37,201,904	382,535
	Mitsui Fudosan Co. Ltd.	37,877,104	368,977
	Ibiden Co. Ltd.	3,677,124	367,870
	Astellas Pharma Inc.	26,418,661	362,855
	Japan Post Holdings Co. Ltd.	24,196,689	357,975
	East Japan Railway Co.	15,412,385	354,617
	SMC Corp.	798,231	344,884
	Suzuki Motor Corp.	26,182,624	341,776
	Canon Inc.	12,209,887	339,864
	ENEOS Holdings Inc.	38,289,496	316,215
	Oriental Land Co. Ltd.	15,742,095	314,207
	Denso Corp.	25,371,764	311,537
	Aeon Co. Ltd.	36,269,958	311,186
	Terumo Corp.	21,202,534	311,039
	Central Japan Railway Co.	12,367,320	307,759
	Nippon Steel Corp.	73,390,950	298,982
	Inpex Corp.	12,612,294	290,697
	Asics Corp.	9,830,804	289,856
	Kao Corp.	13,073,566	268,741
	Lasertec Corp.	1,124,317	258,292
	Secom Co. Ltd.	5,875,342	253,087
	Kubota Corp.	14,884,953	252,531
	Daiwa House Industry Co. Ltd.	8,537,985	250,731
	Bandai Namco Holdings Inc.	8,389,594	243,040
	IHI Corp.	13,629,120	238,305
	Ebara Corp.	6,656,700	225,979
	Nippon Yusen KK	5,793,381	222,451
	Resonac Holdings Corp.	2,661,103	221,668
*	Nidec Corp.	13,777,536	221,238
	Asahi Group Holdings Ltd.	21,173,562	220,972
	Kansai Electric Power Co. Inc.	14,544,215	220,265
	Kirin Holdings Co. Ltd.	11,752,542	217,419
	Daiwa Securities Group Inc.	19,432,758	217,387
	Sumitomo Realty & Development Co. Ltd.	9,580,338	214,737
	T&D Holdings Inc.	6,655,791	209,763
	Nitto Denko Corp.	9,862,255	208,255
	Kajima Corp.	6,128,904	204,793
	Japan Exchange Group Inc.	15,015,942	204,263
	Shionogi & Co. Ltd.	11,137,864	201,387
	Asahi Kasei Corp.	18,740,636	200,055
	SCREEN Holdings Co. Ltd.	2,564,452	195,628
	Kawasaki Heavy Industries Ltd.	11,428,030	195,244
	Sekisui House Ltd.	8,767,812	191,947
	Furukawa Electric Co. Ltd.	9,957,400	190,006
	JX Advanced Metals Corp.	8,182,515	189,574
	Chubu Electric Power Co. Inc.	10,836,440	187,634
	Daifuku Co. Ltd.	5,081,314	187,176
	Ryohin Keikaku Co. Ltd.	7,073,766	185,547
	Sumitomo Metal Mining Co. Ltd.	3,663,296	184,137
	Obayashi Corp.	9,367,295	184,108
	Tokyo Gas Co. Ltd.	4,746,654	183,244
	Nomura Research Institute Ltd.	6,154,150	182,062
	Konami Group Corp.	1,400,880	180,461
	Fuji Electric Co. Ltd.	2,049,437	178,853
	Olympus Corp.	15,561,901	177,863
	Osaka Gas Co. Ltd.	5,166,391	177,253
	Mitsui OSK Lines Ltd.	4,787,080	176,844
	Yokohama Financial Group Inc.	15,176,819	172,755

		Shares	Market Value ($000)
	Taisei Corp.	2,121,600	171,855
	Niterra Co. Ltd.	2,849,589	166,412
	Pan Pacific International Holdings Corp.	28,284,950	160,511
	Kokusai Electric Corp.	3,462,400	155,859
	Mitsui Kinzoku Co. Ltd.	819,772	154,341
	Chiba Bank Ltd.	9,391,739	152,663
	Mitsubishi Chemical Group Corp.	20,304,791	149,420
	Toray Industries Inc.	20,713,061	148,787
	SBI Holdings Inc.	7,828,500	147,789
	Subaru Corp.	8,276,653	140,889
	Shimano Inc.	1,101,094	138,991
	Obic Co. Ltd.	4,745,035	136,104
	NGK Corp.	3,915,152	133,955
	Shizuoka Financial Group Inc.	6,775,280	133,643
	Yokogawa Electric Corp.	3,678,378	131,188
	MINEBEA MITSUMI Inc.	5,555,780	126,528
	Rohm Co. Ltd.	4,762,112	126,275
	Mebuki Financial Group Inc.	13,334,420	123,557
	West Japan Railway Co.	6,430,628	121,345
	Fukuoka Financial Group Inc.	2,602,322	118,953
	Eisai Co. Ltd.	3,933,923	118,265
	Shiseido Co. Ltd.	5,885,740	116,265
[1]	Sanrio Co. Ltd.	14,309,975	114,825
	Makita Corp.	3,515,335	113,230
	Isuzu Motors Ltd.	7,571,166	112,958
	Mitsubishi HC Capital Inc.	12,150,106	111,869
	Capcom Co. Ltd.	4,436,124	111,437
*	Rakuten Group Inc.	21,368,159	111,417
	Taiyo Yuden Co. Ltd.	1,800,945	111,372
	Yaskawa Electric Corp.	3,739,374	111,350
	Yamaha Motor Co. Ltd.	13,303,806	111,285
	Nippon Express Holdings Inc.	3,348,893	110,524
	Kikkoman Corp.	10,654,585	109,731
	Food & Life Cos. Ltd.	3,133,028	109,385
	Shimizu Corp.	7,406,646	109,106
	Unicharm Corp.	17,104,503	108,493
	AGC Inc.	2,867,476	108,141
	Dai Nippon Printing Co. Ltd.	5,850,726	106,087
	Isetan Mitsukoshi Holdings Ltd.	4,719,437	105,335
	SUMCO Corp.	5,172,826	105,164
	LY Corp.	37,621,387	104,822
	Nippon Paint Holdings Co. Ltd.	13,498,707	101,860
	Kyoto Financial Group Inc.	3,669,432	101,144
	Sojitz Corp.	3,008,976	100,531
	Nippon Building Fund Inc.	118,651	100,083
	Hankyu Hanshin Holdings Inc.	3,379,918	100,005
	Nippon Sanso Holdings Corp.	2,767,791	99,500
	TOPPAN Holdings Inc.	3,544,948	99,403
	Nitori Holdings Co. Ltd.	6,126,365	98,837
	Hachijuni Nagano Bank Ltd.	6,346,487	98,612
	Aisin Corp.	7,142,536	98,472
	JFE Holdings Inc.	8,647,133	98,111
	Shimadzu Corp.	3,832,928	97,481
	TOTO Ltd.	2,190,496	95,066
	Kawasaki Kisen Kaisha Ltd.	5,333,927	95,044
	MISUMI Group Inc.	3,943,577	93,822
	Sekisui Chemical Co. Ltd.	5,624,263	93,607
	Idemitsu Kosan Co. Ltd.	11,283,890	92,376
	BayCurrent Inc.	2,035,860	91,826
	Omron Corp.	2,735,261	91,466
	Daito Trust Construction Co. Ltd.	4,229,385	89,274
	Ono Pharmaceutical Co. Ltd.	5,865,070	87,653
	Yokohama Rubber Co. Ltd.	1,840,727	87,436
	MEIJI Holdings Co. Ltd.	3,668,042	87,238
	Horiba Ltd.	552,900	86,778
	Brother Industries Ltd.	3,431,076	85,445
	Kurita Water Industries Ltd.	1,578,008	84,798
	Nissan Chemical Corp.	1,808,538	84,066
	Japan Post Insurance Co. Ltd.	7,596,695	83,648
	Zensho Holdings Co. Ltd.	1,338,969	83,607

		Shares	Market Value ($000)
	Toyo Suisan Kaisha Ltd.	1,259,398	81,716
	MatsukiyoCocokara & Co.	5,052,757	80,628
	Gunma Bank Ltd.	5,121,658	80,489
	Sony Financial Group Inc.	82,988,055	80,456
	Ricoh Co. Ltd.	8,195,667	80,424
	Tokyo Ohka Kogyo Co. Ltd.	1,457,573	78,939
	Hulic Co. Ltd.	7,005,432	77,023
	Azbil Corp.	7,406,136	76,691
	Seiko Epson Corp.	4,181,445	76,592
	Iyogin Holdings Inc.	3,396,525	76,420
	Amada Co. Ltd.	4,437,090	76,123
	Kyushu Electric Power Co. Inc.	6,813,870	75,491
	Japan Real Estate Investment Corp.	98,156	75,114
	Tokyu Corp.	6,797,810	74,626
	Hokuhoku Financial Group Inc.	1,577,115	72,971
	USS Co. Ltd.	5,771,158	72,883
	Sumitomo Chemical Co. Ltd.	22,491,668	72,779
	TISI Inc.	3,016,166	72,311
	Trend Micro Inc.	1,792,812	72,236
	Toho Co. Ltd.	7,520,500	72,217
*,1	Tokyo Electric Power Co. Holdings Inc.	22,251,543	71,835
	Japan Metropolitan Fund Investment Corp.	97,211	71,807
	Tokyu Fudosan Holdings Corp.	8,588,690	71,384
	Kinden Corp.	1,614,005	71,030
	Tosoh Corp.	4,198,394	70,611
	Square Enix Holdings Co. Ltd.	3,954,269	68,846
	Nexon Co. Ltd.	4,392,660	68,844
	Sapporo Breweries Ltd.	5,404,140	68,236
	Otsuka Corp.	3,300,488	68,104
	Asahi Intecc Co. Ltd.	3,008,408	67,873
*,1	Nissan Motor Co. Ltd.	31,967,090	67,491
	Sysmex Corp.	6,677,410	67,425
	Kobe Steel Ltd.	5,138,130	66,504
*	Dentsu Group Inc.	2,988,655	66,315
	Mitsui Chemicals Inc.	5,033,302	66,177
	Hirose Electric Co. Ltd.	390,958	65,880
	J Front Retailing Co. Ltd.	3,521,406	65,525
[1]	M3 Inc.	5,829,183	65,305
	Skylark Holdings Co. Ltd.	3,305,156	65,133
	77 Bank Ltd.	3,002,848	65,061
	Hikari Tsushin Inc.	264,420	64,655
	Mazda Motor Corp.	8,780,158	64,013
	Mitsubishi Gas Chemical Co. Inc.	2,457,587	63,480
	THK Co. Ltd.	1,542,108	63,457
	McDonald's Holdings Co. Japan Ltd.	1,239,100	62,973
	Haseko Corp.	3,583,894	62,359
	GLP J-REIT	68,099	61,885
	Yakult Honsha Co. Ltd.	3,496,216	61,875
	Sumitomo Forestry Co. Ltd.	7,218,560	60,884
	Oji Holdings Corp.	10,988,355	60,423
	Sanwa Holdings Corp.	2,777,162	59,531
	Nippon Prologis REIT Inc.	104,520	59,399
	Kintetsu Group Holdings Co. Ltd.	2,727,125	59,237
	Kandenko Co. Ltd.	1,779,169	59,179
	Hamamatsu Photonics KK	4,131,832	58,825
	Tokyo Tatemono Co. Ltd.	2,774,939	58,555
	Hitachi Construction Machinery Co. Ltd.	1,755,580	58,514
	Tokyo Seimitsu Co. Ltd.	556,839	57,983
	Nomura Real Estate Master Fund Inc.	60,027	57,412
	Kyowa Kirin Co. Ltd.	3,528,146	56,636
	CyberAgent Inc.	6,167,717	56,350
	Tobu Railway Co. Ltd.	2,876,779	55,802
	Hirogin Holdings Inc.	4,048,143	55,404
	Electric Power Development Co. Ltd.	2,337,800	55,304
	Hoshizaki Corp.	1,525,635	54,410
	Open House Group Co. Ltd.	1,022,043	54,309
	Takashimaya Co. Ltd.	3,773,718	53,949
	Nissin Foods Holdings Co. Ltd.	2,960,741	53,525
	NH Foods Ltd.	1,359,315	53,384
	NOF Corp.	3,065,646	53,267

		Shares	Market Value ($000)
	Sumitomo Heavy Industries Ltd.	1,641,614	53,068
	Odakyu Electric Railway Co. Ltd.	4,790,467	53,021
	Santen Pharmaceutical Co. Ltd.	4,490,867	53,020
	Suntory Beverage & Food Ltd.	1,820,931	52,793
	KDX Realty Investment Corp.	53,397	52,188
	COMSYS Holdings Corp.	1,584,476	52,008
	Daishi Hokuetsu Financial Group Inc.	3,605,452	51,792
	Kyushu Financial Group Inc.	5,547,186	50,989
	Medipal Holdings Corp.	2,809,570	50,591
	Fuji Corp.	1,132,226	50,584
	Tohoku Electric Power Co. Inc.	6,833,552	50,215
	Yamato Holdings Co. Ltd.	3,863,196	50,133
	Kuraray Co. Ltd.	4,357,985	49,984
	Yamaguchi Financial Group Inc.	2,678,358	49,526
	Orix JREIT Inc.	76,432	49,459
	Keisei Electric Railway Co. Ltd.	6,123,251	49,212
	Seibu Holdings Inc.	2,187,157	48,981
	United Urban Investment Corp.	47,672	48,716
	Mitsubishi Materials Corp.	1,875,332	48,673
	JTEKT Corp.	3,530,866	48,349
	NHK Spring Co. Ltd.	2,166,311	48,026
	Daiwa House REIT Investment Corp.	61,438	47,569
	EXEO Group Inc.	2,893,560	47,249
	Credit Saison Co. Ltd.	1,667,585	47,238
	Nishi-Nippon Financial Holdings Inc.	1,786,672	47,218
	Tsuruha Holdings Inc.	3,080,560	47,027
	Koito Manufacturing Co. Ltd.	2,810,416	46,971
	Dexerials Corp.	2,318,928	46,810
	Kyushu Railway Co.	2,050,290	46,266
	Toyo Tire Corp.	1,739,705	46,145
	INFRONEER Holdings Inc.	2,838,897	45,929
	Nomura Real Estate Holdings Inc.	7,990,880	45,919
	NSK Ltd.	6,437,763	45,856
[1]	Mitsubishi Logistics Corp.	4,563,875	45,760
	JGC Holdings Corp.	3,265,327	45,669
	MonotaRO Co. Ltd.	3,600,600	45,437
	Marui Group Co. Ltd.	2,436,296	45,387
	GS Yuasa Corp.	1,345,974	45,328
	Toyoda Gosei Co. Ltd.	1,312,203	45,302
	Chugin Financial Group Inc.	2,191,379	45,154
	Rohto Pharmaceutical Co. Ltd.	3,007,744	45,045
	Lixil Corp.	4,145,126	45,020
	Air Water Inc.	2,866,053	44,949
	Yamaha Corp.	5,797,643	44,941
	Nikon Corp.	3,781,352	44,931
	Nabtesco Corp.	1,561,154	44,872
[1]	ZOZO Inc.	6,208,302	44,766
	ANA Holdings Inc.	2,286,193	44,653
	Nichias Corp.	2,153,755	44,639
*	Rakuten Bank Ltd.	1,288,400	44,033
*	Mercari Inc.	1,626,587	44,015
	Nisshin Seifun Group Inc.	3,475,392	43,996
	Japan Steel Works Ltd.	948,628	43,953
	DMG Mori Co. Ltd.	1,916,618	43,852
	Kansai Paint Co. Ltd.	2,470,092	43,724
	Shiga Bank Ltd.	2,928,760	43,517
	Citizen Watch Co. Ltd.	3,266,346	43,241
	Modec Inc.	661,862	42,748
[1]	Nikkon Holdings Co. Ltd.	1,354,352	42,747
	Persol Holdings Co. Ltd.	25,709,600	42,684
	Invincible Investment Corp.	111,273	42,643
	Hyakugo Bank Ltd.	3,379,510	42,247
	SG Holdings Co. Ltd.	4,237,296	42,158
	Kewpie Corp.	1,469,605	41,998
	Japan Hotel REIT Investment Corp.	81,616	41,589
	Mitsui E&S Co. Ltd.	1,377,707	41,551
	Toyo Seikan Group Holdings Ltd.	1,632,320	41,476
	Kakaku.com Inc.	1,784,886	41,462
	Dowa Holdings Co. Ltd.	807,945	41,222
	Shimamura Co. Ltd.	1,953,038	41,109

		Shares	Market Value ($000)
	Kamigumi Co. Ltd.	1,263,124	41,019
	Yamato Kogyo Co. Ltd.	487,125	41,008
	Maruwa Co. Ltd.	120,393	40,766
	GMO Payment Gateway Inc.	653,361	40,713
	Taiheiyo Cement Corp.	1,606,074	40,670
	Cosmo Energy Holdings Co. Ltd.	1,621,296	40,346
	Macnica Holdings Inc.	1,992,324	40,334
	Yamazaki Baking Co. Ltd.	1,907,014	40,301
	Anritsu Corp.	1,841,171	40,239
	Nichirei Corp.	2,859,286	39,770
	Keio Corp.	7,705,530	39,148
	Takasago Thermal Engineering Co. Ltd.	1,476,066	39,090
	Seiko Group Corp.	799,406	39,085
	Japan Airlines Co. Ltd.	2,116,189	39,032
	Nifco Inc.	1,193,705	38,643
	Tokyo Kiraboshi Financial Group Inc.	3,669,964	38,583
	Lion Corp.	3,543,084	37,982
	Alps Alpine Co. Ltd.	2,758,215	37,782
	Alfresa Holdings Corp.	2,595,482	37,648
	Sumitomo Rubber Industries Ltd.	2,660,663	37,645
	Yamada Holdings Co. Ltd.	8,401,078	37,525
	Penta-Ocean Construction Co. Ltd.	4,029,419	37,506
	Zenkoku Hosho Co. Ltd.	1,909,314	37,501
	Ulvac Inc.	708,724	37,379
	Micronics Japan Co. Ltd.	457,560	37,311
	Advance Residence Investment Corp.	40,028	37,139
	Sankyu Inc.	627,599	37,124
	Nagase & Co. Ltd.	5,236,244	36,933
	North Pacific Bank Ltd.	5,112,057	36,651
	Kraftia Corp.	696,711	36,638
[1]	Tokyo Metro Co. Ltd.	3,979,600	36,484
[1]	Nitto Boseki Co. Ltd.	2,123,830	36,477
	Internet Initiative Japan Inc.	1,657,051	36,375
	Sega Sammy Holdings Inc.	2,067,310	35,713
	Iwatani Corp.	2,800,192	35,644
	Meiko Electronics Co. Ltd.	280,212	35,197
	Casio Computer Co. Ltd.	3,192,215	35,077
	Japan Airport Terminal Co. Ltd.	990,894	35,053
	ALSOK Co. Ltd.	4,709,905	34,620
	UACJ Corp.	2,364,400	34,512
	Nagoya Railroad Co. Ltd.	2,885,833	34,305
[1]	SBI Shinsei Bank Ltd.	3,684,800	34,240
	Nissui Corp.	4,337,895	34,207
	Coca-Cola Bottlers Japan Holdings Inc.	1,421,215	34,153
	Rorze Corp.	1,404,030	33,813
	Kobe Bussan Co. Ltd.	1,930,862	33,759
	Tokyo Century Corp.	2,051,744	33,528
	Nippon Electric Glass Co. Ltd.	1,016,726	33,494
	Organo Corp.	371,044	33,383
	Kanematsu Corp.	2,555,422	33,356
	BIPROGY Inc.	1,082,348	33,214
	Juroku Financial Group Inc.	2,251,550	33,046
	Jeol Ltd.	646,642	32,828
	Rinnai Corp.	1,461,214	32,676
	Meidensha Corp.	553,100	32,610
	Japan Prime Realty Investment Corp.	52,691	32,377
	DIC Corp.	1,177,010	32,368
	Taiyo Holdings Co. Ltd.	1,096,836	32,354
*,1	ARCHION Corp.	19,027,676	32,145
	Industrial & Infrastructure Fund Investment Corp.	36,090	31,933
	Daicel Corp.	3,523,025	31,789
	Harmonic Drive Systems Inc.	843,635	31,678
	Sumitomo Bakelite Co. Ltd.	780,314	31,245
	Rengo Co. Ltd.	3,321,571	31,047
	Toho Gas Co. Ltd.	4,283,684	31,024
	CKD Corp.	843,216	30,771
[1]	Takara Holdings Inc.	2,357,143	30,751
	Daido Steel Co. Ltd.	2,173,445	30,549
	Iida Group Holdings Co. Ltd.	2,126,504	30,445
	Morinaga Milk Industry Co. Ltd.	4,068,616	30,425

		Shares	Market Value ($000)
	Keikyu Corp.	3,109,329	30,352
	Zeon Corp.	2,163,631	30,342
	ADEKA Corp.	1,239,516	30,253
	Suruga Bank Ltd.	1,859,631	30,116
	San-In Godo Bank Ltd.	2,076,443	30,094
	Sankyo Co. Ltd.	2,585,890	30,009
[1]	Socionext Inc.	2,551,045	29,952
[1]	Ferrotec Corp.	589,800	29,749
	Mitsui Fudosan Logistics Park Inc.	43,847	29,700
	Kadokawa Corp.	1,346,440	29,463
	Sekisui House REIT Inc.	61,543	29,270
	Canon Marketing Japan Inc.	1,295,888	29,120
	NANKAI Co. Ltd.	1,540,412	28,839
	Toda Corp.	3,085,757	28,646
	Sanki Engineering Co. Ltd.	2,005,102	28,522
	Resorttrust Inc.	2,528,572	28,361
	SWCC Corp.	410,128	28,271
	Nisshinbo Holdings Inc.	2,099,770	28,211
	Stanley Electric Co. Ltd.	1,292,737	28,170
	Aichi Financial Group Inc.	2,613,265	28,169
	Miura Co. Ltd.	1,390,944	27,889
	Maruichi Steel Tube Ltd.	2,492,368	27,833
	Kokuyo Co. Ltd.	4,877,232	27,769
	Mabuchi Motor Co. Ltd.	2,680,472	27,766
	Daiwabo Holdings Co. Ltd.	1,227,283	27,355
	UBE Corp.	1,376,345	27,256
	Makino Milling Machine Co. Ltd.	312,229	27,124
[1]	Oracle Corp. Japan	481,722	27,065
	Tokai Carbon Co. Ltd.	2,829,736	26,987
	Teijin Ltd.	2,642,913	26,935
	Nippon Gas Co. Ltd.	1,511,618	26,933
	Keihan Holdings Co. Ltd.	1,312,949	26,909
	Senko Group Holdings Co. Ltd.	1,940,404	26,821
	Hakuhodo DY Holdings Inc.	3,277,162	26,746
	Activia Properties Inc.	29,801	26,692
	Chugoku Electric Power Co. Inc.	4,550,454	26,667
	Aozora Bank Ltd.	1,400,445	26,574
	Mitsui Fudosan Accommodations Fund Inc.	34,430	26,527
	Sugi Holdings Co. Ltd.	1,487,227	26,357
	Keiyo Bank Ltd.	1,602,766	26,253
	Suzuken Co. Ltd.	818,957	26,127
	Tomy Co. Ltd.	1,147,731	26,109
*	Sumitomo Pharma Co. Ltd.	3,336,107	25,999
*,1	Metaplanet Inc.	17,790,521	25,907
	SKY Perfect JSAT Corp.	1,979,808	25,788
	Kobayashi Pharmaceutical Co. Ltd.	731,801	25,691
	Inaba Denki Sangyo Co. Ltd.	1,439,358	25,669
	Rigaku Holdings Corp.	2,013,900	25,489
	MIRAIT ONE Corp.	1,150,264	25,409
	Denka Co. Ltd.	1,196,111	25,338
	Konica Minolta Inc.	6,884,088	25,152
	Shikoku Electric Power Co. Inc.	2,408,452	24,993
	Sinfonia Technology Co. Ltd.	305,214	24,833
	Hanwa Co. Ltd.	2,324,450	24,688
	Nippon Kayaku Co. Ltd.	2,030,658	24,403
	Awa Bank Ltd.	468,641	24,196
	Kaneka Corp.	679,864	24,187
	Bank of Nagoya Ltd.	596,027	24,054
	Hazama Ando Corp.	2,108,661	24,025
	Hyakujushi Bank Ltd.	1,351,384	23,811
	Shibaura Mechatronics Corp.	892,600	23,781
	Ezaki Glico Co. Ltd.	747,272	23,693
	Seino Holdings Co. Ltd.	1,428,288	23,584
	Kiyo Bank Ltd.	808,672	23,519
*,1	Money Forward Inc.	673,638	23,485
	Fuyo General Lease Co. Ltd.	826,029	23,450
	Tsugami Corp.	637,790	23,405
	Kyoritsu Maintenance Co. Ltd.	1,074,910	23,360
	Japan Petroleum Exploration Co. Ltd.	2,096,055	23,323
	Japan Logistics Fund Inc.	37,542	23,280

		Shares	Market Value ($000)
	Daihen Corp.	277,994	23,260
	Max Co. Ltd.	2,028,768	23,258
	Kotobuki Spirits Co. Ltd.	1,456,215	23,217
	Tokuyama Corp.	988,643	23,190
	Park24 Co. Ltd.	1,869,229	23,136
	Tsumura & Co.	965,476	23,105
	LaSalle Logiport REIT	24,134	23,086
	Sundrug Co. Ltd.	969,960	23,056
[1]	OSG Corp.	1,008,745	23,014
	Ogaki Kyoritsu Bank Ltd.	515,220	22,930
	Nihon Kohden Corp.	2,288,834	22,789
	Mitsui-Soko Holdings Co. Ltd.	1,008,251	22,757
	Lintec Corp.	589,843	22,612
[1]	NS Solutions Corp.	915,612	22,584
	Senshu Ikeda Holdings Inc.	3,847,985	22,558
	House Foods Group Inc.	926,991	22,547
	ABC-Mart Inc.	1,310,543	22,424
	Nipro Corp.	2,191,611	22,358
	Cosmos Pharmaceutical Corp.	553,446	22,323
	MEITEC Group Holdings Inc.	1,063,415	22,260
	Nippon Shokubai Co. Ltd.	1,652,320	22,227
	Ushio Inc.	955,892	22,184
	Namura Shipbuilding Co. Ltd.	825,300	22,133
	ARE Holdings Inc.	1,143,673	22,007
	Nanto Bank Ltd.	2,058,210	21,978
	Tokai Tokyo Financial Holdings Inc.	4,378,404	21,867
	Nojima Corp.	2,668,804	21,851
[1]	Yoshinoya Holdings Co. Ltd.	904,820	21,849
	Amano Corp.	899,282	21,784
	Japan Elevator Service Holdings Co. Ltd.	2,055,008	21,780
	Takeuchi Manufacturing Co. Ltd.	469,674	21,749
	K's Holdings Corp.	1,815,264	21,502
	Tsubakimoto Chain Co.	1,338,818	21,481
	GMO internet group Inc.	802,082	21,413
[1]	Mitsubishi Motors Corp.	9,175,150	21,007
	H2O Retailing Corp.	1,165,525	20,851
	Saizeriya Co. Ltd.	420,135	20,846
	C Uyemura & Co. Ltd.	149,136	20,698
	OKUMA Corp.	675,652	20,636
	Fuso Chemical Co. Ltd.	900,087	20,604
	Musashino Bank Ltd.	1,287,184	20,539
	NTN Corp.	8,482,903	20,509
	NOK Corp.	1,083,757	20,480
	Oki Electric Industry Co. Ltd.	1,208,383	20,411
	OBIC Business Consultants Co. Ltd.	402,095	20,406
	Dai-Dan Co. Ltd.	1,343,586	20,260
	Pigeon Corp.	1,589,695	20,149
	Nishi-Nippon Railroad Co. Ltd.	1,024,153	20,034
	Kagome Co. Ltd.	1,214,974	19,901
	Toho Holdings Co. Ltd.	788,351	19,881
	Toho Bank Ltd.	3,721,923	19,865
	Calbee Inc.	1,085,751	19,802
*,1	Visional Inc.	356,635	19,651
	Sumitomo Warehouse Co. Ltd.	772,016	19,640
	Goldwin Inc.	1,365,494	19,614
	Sotetsu Holdings Inc.	1,186,648	19,607
[1]	Hokkaido Electric Power Co. Inc.	3,056,129	19,492
	Glory Ltd.	683,209	19,423
	CCI Group Inc.	2,803,920	19,262
	SHO-BOND Holdings Co. Ltd.	2,319,580	19,198
	Blue Zones Holdings Co. Ltd.	1,710,400	19,198
	Koei Tecmo Holdings Co. Ltd.	1,884,307	19,077
	Wacoal Holdings Corp.	688,829	18,995
	Nippon Shinyaku Co. Ltd.	890,513	18,942
	Mizuno Corp.	820,978	18,932
	Comforia Residential REIT Inc.	29,367	18,822
	Round One Corp.	2,455,866	18,661
	AEON REIT Investment Corp.	24,332	18,599
	Okasan Securities Group Inc.	2,689,521	18,598
[1]	Create Restaurants Holdings Inc.	3,797,740	18,566

		Shares	Market Value ($000)
	Takuma Co. Ltd.	873,515	18,428
	Taikisha Ltd.	700,190	18,348
	Mitsui Fudosan Retail Fund Investment Corp.	35,203	18,113
	Fujimi Inc.	761,878	17,834
	Hulic REIT Inc.	18,010	17,803
	Seven Bank Ltd.	8,836,693	17,641
	Kusuri no Aoki Holdings Co. Ltd.	698,747	17,626
	Kanadevia Corp.	2,386,026	17,552
[1]	Toridoll Holdings Corp.	642,488	17,550
	H.U. Group Holdings Inc.	818,704	17,496
	TBS Holdings Inc.	463,400	17,441
	Aica Kogyo Co. Ltd.	754,760	17,402
	Mori Hills REIT Investment Corp.	21,331	17,395
	Mizuho Leasing Co. Ltd.	2,031,710	17,370
	Morinaga & Co. Ltd.	1,045,544	17,329
[1]	Colowide Co. Ltd.	1,334,157	17,254
	Nikkiso Co. Ltd.	745,692	17,240
	Tekscend Photomask Corp.	715,200	17,222
	Relo Group Inc.	1,358,855	17,145
	Ship Healthcare Holdings Inc.	1,067,888	17,108
	Seria Co. Ltd.	704,750	17,076
	Nakanishi Inc.	898,254	17,070
	Acom Co. Ltd.	5,680,431	16,911
	Daiwa Securities Living Investments Corp.	27,703	16,886
	Dentsu Soken Inc.	993,661	16,839
	Mori Trust REIT Inc.	35,152	16,821
	Okumura Corp.	464,938	16,777
	NSD Co. Ltd.	938,985	16,776
	Toei Animation Co. Ltd.	903,700	16,735
[1]	Kose Holdings Corp.	469,113	16,696
	Nihon M&A Center Holdings Inc.	4,174,535	16,669
	Kumagai Gumi Co. Ltd.	1,868,824	16,643
	EDION Corp.	1,092,422	16,602
	Rakus Co. Ltd.	2,431,182	16,419
	Pilot Corp.	1,444,839	16,411
	Japan Securities Finance Co. Ltd.	1,100,020	16,380
	Kaga Electronics Co. Ltd.	563,924	16,378
	NTT UD REIT Investment Corp.	18,946	16,311
	Megmilk Snow Brand Co. Ltd.	691,440	16,300
	Oita Bank Ltd.	1,021,510	16,248
	Nippon Soda Co. Ltd.	680,006	16,236
	Tamron Co. Ltd.	1,804,924	16,213
	Furuno Electric Co. Ltd.	357,723	16,106
	Miyazaki Bank Ltd.	1,105,910	16,075
	Daiwa Office Investment Corp.	7,447	15,927
	Katitas Co. Ltd.	745,454	15,795
	Nippn Corp.	895,705	15,785
	Fuji Oil Co. Ltd.	629,941	15,660
	Monogatari Corp.	454,115	15,600
	Mitsubishi Estate Logistics REIT Investment Corp.	19,961	15,590
	Toyota Boshoku Corp.	1,114,036	15,545
	Sawai Group Holdings Co. Ltd.	1,499,921	15,493
	Inabata & Co. Ltd.	626,168	15,486
	Duskin Co. Ltd.	554,517	15,484
	Yamanashi Chuo Bank Ltd.	388,810	15,477
	PILLAR Corp.	265,645	15,355
	Hokuriku Electric Power Co.	2,553,319	15,280
	Toagosei Co. Ltd.	1,365,486	15,264
	Sumitomo Osaka Cement Co. Ltd.	451,098	15,250
	Noritake Co. Ltd.	723,496	15,193
	Toei Co. Ltd.	399,200	15,177
	TOMONY Holdings Inc.	2,447,370	15,157
	San ju San Financial Group Inc.	1,281,384	15,155
	Japan Excellent Inc.	16,748	15,142
	Yodoko Ltd.	1,744,595	15,109
	Sansan Inc.	1,183,193	15,038
	AEON Financial Service Co. Ltd.	1,526,105	15,005
	Simplex Holdings Inc.	2,094,356	14,979
	Shikoku Kasei Holdings Corp.	875,170	14,976
	Osaka Soda Co. Ltd.	1,363,580	14,931

		Shares	Market Value ($000)
	Towa Corp.	917,719	14,884
	Nichicon Corp.	836,848	14,871
	JVCKenwood Corp.	2,105,056	14,796
	Umios Corp.	1,787,781	14,650
	Arcs Co. Ltd.	645,154	14,649
	Fukuda Denshi Co. Ltd.	206,054	14,630
	Muninova Holdings Inc.	5,227,061	14,574
	First Bank of Toyama Ltd.	802,062	14,479
	Okamura Corp.	991,373	14,472
	Tokyu REIT Inc.	12,131	14,442
	Okinawa Cellular Telephone Co.	593,966	14,403
	Ain Holdings Inc.	388,570	14,344
	Exedy Corp.	379,784	14,311
	Starts Corp. Inc.	480,937	14,261
[1]	Nittetsu Mining Co. Ltd.	760,640	14,250
	Daiseki Co. Ltd.	596,214	14,177
	Nextage Co. Ltd.	679,439	14,158
	Union Tool Co.	148,620	14,141
	Bic Camera Inc.	1,289,212	14,103
	Kitz Corp.	1,038,154	14,094
	Seiren Co. Ltd.	711,583	14,075
	Tocalo Co. Ltd.	782,830	14,041
	Nihon Parkerizing Co. Ltd.	1,350,698	13,985
	Raito Kogyo Co. Ltd.	590,604	13,915
	Artience Co. Ltd.	501,052	13,882
	Tokai Rika Co. Ltd.	702,836	13,860
	Nippon Light Metal Holdings Co. Ltd.	823,815	13,858
	DTS Corp.	1,900,492	13,822
*,1	SHIFT Inc.	2,452,070	13,778
	KYB Corp.	490,226	13,755
	Ito En Ltd.	732,582	13,706
	Yonex Co. Ltd.	842,092	13,702
	Sangetsu Corp.	705,188	13,661
	DCM Holdings Co. Ltd.	1,418,282	13,661
	Yamaichi Electronics Co. Ltd.	261,899	13,596
*,1	Sharp Corp.	3,519,057	13,594
	Kanamoto Co. Ltd.	417,136	13,590
	Japan Material Co. Ltd.	985,090	13,547
	Nishimatsu Construction Co. Ltd.	406,358	13,466
	Nippon Paper Industries Co. Ltd.	1,562,489	13,457
	Tadano Ltd.	1,613,630	13,410
	Nippon Television Holdings Inc.	731,900	13,365
	TOKAI Holdings Corp.	1,813,600	13,201
	Chugoku Marine Paints Ltd.	590,282	13,165
	Sanyo Denki Co. Ltd.	388,027	13,136
	YAMABIKO Corp.	543,748	13,092
	SMS Co. Ltd.	937,490	13,017
	Kurabo Industries Ltd.	209,534	12,922
	Nisshin Oillio Group Ltd.	1,074,966	12,834
	Nippon REIT Investment Corp.	24,207	12,731
	Takara Standard Co. Ltd.	675,528	12,722
	Kato Sangyo Co. Ltd.	316,890	12,653
	Chudenko Corp.	408,952	12,596
	Valor Holdings Co. Ltd.	615,647	12,566
	PAL GROUP Holdings Co. Ltd.	1,331,564	12,565
	As One Corp.	833,474	12,559
[1]	Infomart Corp.	3,493,079	12,514
	Leopalace21 Corp.	2,952,423	12,491
	Fukuoka REIT Corp.	11,102	12,461
	Musashi Seimitsu Industry Co. Ltd.	630,520	12,459
[1]	Kasumigaseki Capital Co. Ltd.	268,300	12,446
[1]	Kureha Corp.	462,455	12,370
	Star Asia Investment Corp.	36,707	12,329
	Hosiden Corp.	693,826	12,320
	DeNA Co. Ltd.	792,435	12,314
	Hoshino Resorts REIT Inc.	8,037	12,295
	Heiwa Real Estate REIT Inc.	14,527	12,242
	Daiei Kankyo Co. Ltd.	520,600	12,179
	TKC Corp.	496,601	12,052
	Sakata Seed Corp.	445,773	12,024

		Shares	Market Value ($000)
	Kissei Pharmaceutical Co. Ltd.	462,801	11,817
	Joyful Honda Co. Ltd.	750,563	11,752
	Toyobo Co. Ltd.	1,249,086	11,750
	Itoki Corp.	641,200	11,747
	Kanto Denka Kogyo Co. Ltd.	719,902	11,745
	Okinawa Financial Group Inc.	257,971	11,745
	TS Tech Co. Ltd.	1,022,186	11,725
	Daiichikosho Co. Ltd.	1,031,578	11,723
	Fukuyama Transporting Co. Ltd.	314,116	11,708
	KOMEDA Holdings Co. Ltd.	638,194	11,588
	Nippon Densetsu Kogyo Co. Ltd.	452,518	11,321
	Riken Keiki Co. Ltd.	523,582	11,314
	Itoham Yonekyu Holdings Inc.	365,712	11,255
	FCC Co. Ltd.	482,853	11,222
	MEC Co. Ltd.	215,370	11,178
	Chiba Kogyo Bank Ltd.	690,500	11,164
	Mitsubishi Pencil Co. Ltd.	643,129	11,155
	Systena Corp.	4,233,752	11,152
	Iino Kaiun Kaisha Ltd.	1,199,166	11,120
	San-A Co. Ltd.	540,500	11,065
	Workman Co. Ltd.	299,680	10,992
	Monex Group Inc.	2,494,873	10,984
	Kaken Pharmaceutical Co. Ltd.	458,560	10,911
	Yellow Hat Ltd.	956,604	10,832
	Bank of Iwate Ltd.	803,852	10,750
[1]	Fuji Media Holdings Inc.	427,345	10,683
	Izumi Co. Ltd.	1,698,993	10,669
	Gunze Ltd.	421,718	10,611
[1]	Shochiku Co. Ltd.	146,708	10,611
	San-Ai Obbli Co. Ltd.	726,884	10,572
	Toa Corp.	838,596	10,520
	Open Up Group Inc.	833,519	10,519
	Nomura Micro Science Co. Ltd.	423,700	10,376
	DKS Co. Ltd.	134,088	10,361
	Pola Orbis Holdings Inc.	1,231,093	10,359
	Global One Real Estate Investment Corp.	14,723	10,345
	Akita Bank Ltd.	229,249	10,344
	Shikoku Bank Ltd.	500,085	10,343
	Fukui Bank Ltd.	292,755	10,320
	JCU Corp.	281,628	10,242
	Fuji Seal International Inc.	542,014	10,211
	Nippon Seiki Co. Ltd.	669,326	10,135
	JAFCO Group Co. Ltd.	717,289	10,065
[1]	Sun Corp.	165,500	10,060
	Bank of the Ryukyus Ltd.	549,753	10,045
	Fujibo Holdings Inc.	466,855	10,034
	Maruzen Showa Unyu Co. Ltd.	208,110	9,987
	Optex Group Co. Ltd.	465,750	9,964
	Ai Holdings Corp.	539,550	9,937
	Nitta Corp.	248,709	9,898
	FP Corp.	622,200	9,870
	Heiwa Corp.	734,880	9,843
	Noritsu Koki Co. Ltd.	807,609	9,824
	Hioki EE Corp.	140,536	9,730
	Sakata INX Corp.	622,341	9,707
	Yamagata Bank Ltd.	416,781	9,654
	Furuya Metal Co. Ltd.	235,500	9,615
	Mani Inc.	1,016,986	9,588
	Topre Corp.	547,003	9,582
	Menicon Co. Ltd.	879,472	9,559
	Komeri Co. Ltd.	394,799	9,552
*,1	Chiyoda Corp.	2,350,583	9,547
	KH Neochem Co. Ltd.	461,850	9,503
	Matsui Securities Co. Ltd.	1,446,997	9,479
	Hamakyorex Co. Ltd.	824,008	9,453
	Nitto Kogyo Corp.	350,114	9,444
[1]	S&B Foods Inc.	228,800	9,433
	Jaccs Co. Ltd.	400,237	9,385
	Takasago International Corp.	1,241,455	9,356
	Procrea Holdings Inc.	372,683	9,273

		Shares	Market Value ($000)
	Bunka Shutter Co. Ltd.	777,483	9,242
	Trusco Nakayama Corp.	611,766	9,224
	ARCLANDS Corp.	765,749	9,197
	Totetsu Kogyo Co. Ltd.	351,994	9,171
	Japan Aviation Electronics Industry Ltd.	619,658	9,143
	MIXI Inc.	500,946	9,115
	Taihei Dengyo Kaisha Ltd.	606,006	9,093
	Ohsho Food Service Corp.	478,169	9,076
[1]	Fuji Kyuko Co. Ltd.	526,885	9,075
	Shinmaywa Industries Ltd.	737,717	9,037
*	Sanken Electric Co. Ltd.	175,970	8,995
	U-Next Holdings Co. Ltd.	835,126	8,966
	Uchida Yoko Co. Ltd.	666,830	8,939
	Valqua Ltd.	223,322	8,928
	Tosei Corp.	784,966	8,906
	Eizo Corp.	492,792	8,897
	Towa Pharmaceutical Co. Ltd.	355,182	8,884
	Shibuya Corp.	325,322	8,867
	Life Corp.	546,448	8,849
[1]	Tokyo Keiki Inc.	208,856	8,842
*,1	Lifenet Insurance Co.	843,900	8,808
	Japan Wool Textile Co. Ltd.	737,667	8,797
	Ryoyo Ryosan Holdings Inc.	479,635	8,763
	Heiwa Real Estate Co. Ltd.	594,582	8,759
	Financial Partners Group Co. Ltd.	815,720	8,758
	Daio Paper Corp.	1,401,174	8,721
	Nippon Thompson Co. Ltd.	794,099	8,666
	Tokyu Construction Co. Ltd.	1,180,830	8,576
	Ricoh Leasing Co. Ltd.	203,912	8,571
	MOS Food Services Inc.	352,873	8,547
	Future Corp.	554,051	8,535
	Itochu Enex Co. Ltd.	628,842	8,530
	Ichigo Office REIT Investment Corp.	14,121	8,528
	Nohmi Bosai Ltd.	305,172	8,478
	Totech Corp.	350,100	8,439
	Ehime Bank Ltd.	488,379	8,438
	Wacom Co. Ltd.	1,749,274	8,438
	Happinet Corp.	406,780	8,420
	Shoei Co. Ltd.	690,852	8,420
[1]	Toyo Tanso Co. Ltd.	207,410	8,417
	World Co. Ltd.	829,952	8,347
	Ariake Japan Co. Ltd.	247,974	8,341
	GungHo Online Entertainment Inc.	545,253	8,304
	Morita Holdings Corp.	527,438	8,301
	T Hasegawa Co. Ltd.	408,224	8,289
*	PeptiDream Inc.	1,398,063	8,279
	Autobacs Seven Co. Ltd.	846,208	8,249
	Aoyama Trading Co. Ltd.	1,753,811	8,246
[1]	Royal Holdings Co. Ltd.	985,744	8,235
	Yokorei Co. Ltd.	617,764	8,221
	Riken Technos Corp.	597,435	8,220
	Hankyu Hanshin REIT Inc.	9,060	8,200
	Shibaura Machine Co. Ltd.	319,522	8,188
	Ishihara Sangyo Kaisha Ltd.	444,586	8,181
	Hochiki Corp.	680,763	8,138
	Nomura Co. Ltd.	1,112,187	8,138
	Mitsui High-Tec Inc.	1,452,005	8,114
	Japan Pulp & Paper Co. Ltd.	1,162,220	8,100
[1]	Hokuetsu Corp.	1,412,992	8,087
*,1	Toyo Engineering Corp.	672,200	8,065
	Idec Corp.	367,047	8,054
	Nachi-Fujikoshi Corp.	238,026	8,050
	Justsystems Corp.	316,920	8,041
	Mitsuboshi Belting Ltd.	314,450	8,030
	NPR-RIKEN Corp.	316,378	8,004
	Tri Chemical Laboratories Inc.	398,626	7,976
	Aichi Steel Corp.	434,500	7,972
	Yuasa Co. Ltd.	219,377	7,957
	Transcosmos Inc.	334,058	7,946
	Tochigi Bank Ltd.	1,345,380	7,907

		Shares	Market Value ($000)
	Megachips Corp.	140,564	7,844
	Tokyo Steel Manufacturing Co. Ltd.	705,718	7,832
	UT Group Co. Ltd.	6,781,605	7,810
	Doutor Nichires Holdings Co. Ltd.	389,086	7,806
	Central Glass Co. Ltd.	314,988	7,794
	JBCC Holdings Inc.	767,200	7,781
	and ST HD Co. Ltd.	365,701	7,759
	Nihon Dengi Co. Ltd.	594,088	7,750
	Showa Sangyo Co. Ltd.	348,247	7,740
	Restar Corp.	301,584	7,708
	Nippon Signal Co. Ltd.	772,242	7,701
[1]	OSAKA Titanium Technologies Co. Ltd.	439,508	7,700
	Funai Soken Holdings Inc.	1,110,200	7,689
	RS Technologies Co. Ltd.	199,146	7,685
	Yurtec Corp.	515,450	7,677
	Santec Holdings Corp.	73,706	7,672
	Konoike Transport Co. Ltd.	410,032	7,668
	Yokowo Co. Ltd.	310,979	7,657
	Furukawa Co. Ltd.	348,717	7,642
	Maeda Kosen Co. Ltd.	619,810	7,634
	NS United Kaiun Kaisha Ltd.	152,003	7,625
	Yokogawa Bridge Holdings Corp.	410,874	7,602
	Zacros Corp.	903,212	7,592
	Central Automotive Products Ltd.	590,344	7,584
	Argo Graphics Inc.	881,728	7,525
	Elecom Co. Ltd.	646,585	7,524
[1]	Sakura Internet Inc.	392,400	7,522
	Heiwado Co. Ltd.	448,062	7,486
	TechMatrix Corp.	577,013	7,438
	Optorun Co. Ltd.	404,555	7,404
	Onward Holdings Co. Ltd.	1,546,225	7,388
	Yamazen Corp.	661,218	7,325
	Japan Lifeline Co. Ltd.	742,964	7,317
	CRE Logistics REIT Inc.	8,264	7,310
[1]	JMDC Inc.	374,389	7,310
	Kurimoto Ltd.	772,165	7,301
	Matsuda Sangyo Co. Ltd.	216,751	7,288
	Tsuburaya Fields Holdings Inc.	481,542	7,282
	Toenec Corp.	569,300	7,250
	Fujita Kanko Inc.	574,040	7,236
	Nichiha Corp.	375,876	7,232
[1]	Anycolor Inc.	439,000	7,224
	Bank of Saga Ltd.	207,467	7,216
	Galilei Holdings Co. Ltd.	332,765	7,177
	Kohnan Shoji Co. Ltd.	272,591	7,175
	Aisan Industry Co. Ltd.	477,481	7,125
[1]	Seikoh Giken Co. Ltd.	62,400	7,113
[1]	JINS Holdings Inc.	177,893	7,100
	Create SD Holdings Co. Ltd.	338,989	7,081
	Hibiya Engineering Ltd.	409,050	7,078
	Shin Nippon Air Technologies Co. Ltd.	351,728	7,064
	A&D HOLON Holdings Co. Ltd.	379,300	7,050
	JSB Co. Ltd.	125,300	7,016
	Toshiba TEC Corp.	356,187	6,990
	Zuken Inc.	229,265	6,954
	Asahi Kogyosha Co. Ltd.	293,600	6,939
	Techno Ryowa Ltd.	197,666	6,889
	Ichigo Inc.	2,661,102	6,887
	Noevir Holdings Co. Ltd.	220,252	6,875
	Kamei Corp.	283,656	6,874
	Komori Corp.	591,794	6,873
	Koa Corp.	500,398	6,866
	Seikitokyu Kogyo Co. Ltd.	727,700	6,847
	TRE Holdings Corp.	544,021	6,843
	Meisei Industrial Co. Ltd.	538,608	6,837
	Okamoto Industries Inc.	182,770	6,836
	BML Inc.	303,531	6,808
[1]	Joshin Corp.	274,014	6,761
	Maxell Ltd.	523,659	6,733
	Konishi Co. Ltd.	762,772	6,724

		Shares	Market Value ($000)
[1]	Nishimatsuya Chain Co. Ltd.	536,101	6,714
	Milbon Co. Ltd.	384,215	6,701
	Wakita & Co. Ltd.	557,767	6,701
[1]	IDOM Inc.	830,771	6,678
	MIRARTH Real Estate Investment Corp.	12,851	6,665
[1]	Toyo Gosei Co. Ltd.	84,034	6,662
	Sekisui Jushi Corp.	361,235	6,652
	Belc Co. Ltd.	157,651	6,610
	Sodick Co. Ltd.	637,943	6,589
	Mirai Corp.	25,155	6,588
	Hiday Hidaka Corp.	363,515	6,582
	Shin-Etsu Polymer Co. Ltd.	497,031	6,574
	Axial Retailing Inc.	826,236	6,570
	SOSiLA Logistics REIT Inc.	9,579	6,541
	SBS Holdings Inc.	234,231	6,527
	Asahi Yukizai Corp.	172,457	6,517
	Enplas Corp.	94,193	6,511
[1]	Shibusawa Logistics Corp.	570,724	6,499
	Noritz Corp.	435,270	6,476
	Mitsuuroko Group Holdings Co. Ltd.	489,659	6,467
	Premium Group Co. Ltd.	500,063	6,414
	Anicom Holdings Inc.	854,555	6,409
[1]	Nishikawa Rubber Co. Ltd.	312,020	6,401
	Keihanshin Building Co. Ltd.	891,534	6,386
	Senshu Electric Co. Ltd.	168,500	6,386
	Tsukishima Holdings Co. Ltd.	373,177	6,357
	Tsurumi Manufacturing Co. Ltd.	460,280	6,355
	Oiles Corp.	356,539	6,347
	Arata Corp.	386,954	6,334
	Hirata Corp.	361,798	6,331
	METAWATER Co. Ltd.	329,343	6,317
	Daiichi Jitsugyo Co. Ltd.	318,103	6,313
[1]	Ichibanya Co. Ltd.	1,073,385	6,312
	Tokyo Electron Device Ltd.	253,452	6,277
	Nissei ASB Machine Co. Ltd.	111,673	6,277
	United Super Markets Holdings Inc.	1,216,628	6,277
[1]	Matsuya Co. Ltd.	520,837	6,240
	Token Corp.	73,915	6,195
	Raiznext Corp.	340,962	6,176
	Press Kogyo Co. Ltd.	1,148,969	6,168
	Mochida Pharmaceutical Co. Ltd.	316,158	6,167
[1]	Kura Sushi Inc.	586,910	6,148
	Teikoku Sen-I Co. Ltd.	287,303	6,138
	Takaoka Toko Co. Ltd.	143,052	6,123
	Nishio Holdings Co. Ltd.	228,182	6,121
	Earth Corp.	205,934	6,112
	ESPEC Corp.	254,346	6,108
	Marusan Securities Co. Ltd.	800,935	6,087
	Bando Chemical Industries Ltd.	399,907	6,033
	TPR Co. Ltd.	649,568	6,033
	Hosokawa Micron Corp.	192,148	6,028
	Kyokuto Kaihatsu Kogyo Co. Ltd.	410,277	6,028
	Prima Meat Packers Ltd.	386,217	6,010
	Seika Corp.	368,502	5,996
	Tokyotokeiba Co. Ltd.	190,122	5,991
	Nippon Yakin Kogyo Co. Ltd.	190,595	5,985
	Sun Frontier Fudousan Co. Ltd.	380,927	5,976
	Eiken Chemical Co. Ltd.	443,847	5,965
	Arisawa Manufacturing Co. Ltd.	393,200	5,933
[1]	Appier Group Inc.	988,700	5,922
[1]	Eagle Industry Co. Ltd.	317,093	5,907
	JAC Recruitment Co. Ltd.	997,404	5,906
	Mitani Sekisan Co. Ltd.	494,800	5,898
	Ryobi Ltd.	370,348	5,877
[1]	SBI ARUHI Corp.	1,149,327	5,858
	Osaka Organic Chemical Industry Ltd.	209,655	5,852
	Nippon Chemi-Con Corp.	306,535	5,843
	ZERIA Pharmaceutical Co. Ltd.	445,855	5,841
	Alconix Corp.	359,318	5,814
*,1	Nxera Pharma Co. Ltd.	1,060,900	5,810

		Shares	Market Value ($000)
	Fuji Co. Ltd.	454,449	5,790
	CTI Engineering Co. Ltd.	290,800	5,768
[1]	Piolax Inc.	528,819	5,764
	Kumiai Chemical Industry Co. Ltd.	1,248,656	5,732
	Yondoshi Holdings Inc.	441,044	5,726
	TV Asahi Holdings Corp.	291,909	5,722
	Japan Transcity Corp.	678,586	5,719
[1]	Ise Chemicals Corp.	269,200	5,647
	Nippon Ceramic Co. Ltd.	240,256	5,583
	WingArc1st Inc.	277,200	5,563
	Orient Corp.	983,012	5,552
[1]	Cybozu Inc.	322,917	5,530
	Pack Corp.	609,204	5,526
	Saibu Gas Holdings Co. Ltd.	374,097	5,514
	Takamatsu Construction Group Co. Ltd.	234,564	5,466
	Doshisha Co. Ltd.	292,743	5,466
	Sinko Industries Ltd.	711,559	5,445
[1]	Ringer Hut Co. Ltd.	367,469	5,408
	Aida Engineering Ltd.	726,077	5,399
	Starzen Co. Ltd.	635,118	5,358
	Futaba Industrial Co. Ltd.	827,593	5,342
[1]	Kisoji Co. Ltd.	345,689	5,336
	Nissan Shatai Co. Ltd.	877,183	5,300
	TOA Road Corp.	520,435	5,295
	Plus Alpha Consulting Co. Ltd.	366,274	5,278
	Tamura Corp.	1,057,588	5,254
	One REIT Inc.	10,557	5,248
	Tachi-S Co. Ltd.	372,370	5,247
	AOKI Holdings Inc.	482,780	5,216
	Sala Corp.	726,500	5,202
	Ki-Star Real Estate Co. Ltd.	234,700	5,187
	Riken Vitamin Co. Ltd.	256,801	5,170
	Sakai Chemical Industry Co. Ltd.	208,048	5,143
	M&A Capital Partners Co. Ltd.	211,982	5,141
	TSI Holdings Co. Ltd.	665,324	5,128
	Yamae Group Holdings Co. Ltd.	291,700	5,125
	Denyo Co. Ltd.	205,200	5,123
	Sato Corp.	335,220	5,122
	Genky DrugStores Co. Ltd.	217,746	5,100
	Anest Iwata Corp.	451,558	5,076
	Iwaki Co. Ltd.	158,400	5,070
	Lifedrink Co. Inc.	557,060	5,062
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	728,284	5,055
[1]	dip Corp.	432,225	5,054
	United Arrows Ltd.	331,525	5,052
	eGuarantee Inc.	438,784	5,050
	Tachibana Eletech Co. Ltd.	234,508	5,040
[1]	Japan Investment Adviser Co. Ltd.	375,500	5,032
	Daido Metal Co. Ltd.	595,252	5,030
	Torishima Pump Manufacturing Co. Ltd.	291,855	5,013
	Prestige International Inc.	1,118,377	4,972
	Nippon Kanzai Holdings Co. Ltd.	282,721	4,968
	Ryoden Corp.	181,200	4,934
	Shinnihon Corp.	370,180	4,880
	Nichireki Group Co. Ltd.	352,642	4,868
	Vital KSK Holdings Inc.	463,647	4,858
[1]	Tokushu Tokai Paper Co. Ltd.	370,764	4,839
	Tanseisha Co. Ltd.	555,232	4,835
[1]	Shoei Foods Corp.	174,452	4,834
	Mitsui DM Sugar Co. Ltd.	222,854	4,797
	J Trust Co. Ltd.	940,347	4,789
	Daiho Corp.	960,645	4,776
	Computer Engineering & Consulting Ltd.	338,064	4,732
[1]	West Holdings Corp.	298,700	4,692
	Katakura Industries Co. Ltd.	266,166	4,690
	Sintokogio Ltd.	650,953	4,666
	Sakai Moving Service Co. Ltd.	249,568	4,654
	Roland Corp.	176,739	4,644
	KAWADA TECHNOLOGIES Inc.	588,399	4,639
[1]	Obara Group Inc.	129,218	4,628

		Shares	Market Value ($000)
	Airman Corp.	292,000	4,628
[1]	Nagawa Co. Ltd.	141,605	4,612
[1]	Gift Holdings Inc.	142,800	4,608
	Weathernews Inc.	363,288	4,599
	Imperial Hotel Ltd.	726,200	4,589
	Hokkaido Gas Co. Ltd.	947,925	4,563
	Daikyonishikawa Corp.	710,338	4,562
	Yahagi Construction Co. Ltd.	382,667	4,551
	Broadleaf Co. Ltd.	1,644,736	4,545
	GLOBERIDE Inc.	284,398	4,537
	Tokai Corp.	296,357	4,535
	Asanuma Corp.	835,600	4,534
[1]	Fixstars Corp.	348,615	4,527
	Osaki Electric Co. Ltd.	486,709	4,505
[1]	Koshidaka Holdings Co. Ltd.	684,331	4,501
[1]	Riso Kyoiku Group Corp.	3,442,682	4,491
	Hakuto Co. Ltd.	144,959	4,469
	Ichiyoshi Securities Co. Ltd.	460,586	4,465
	Mitsubishi Research Institute Inc.	148,024	4,464
	HIS Co. Ltd.	693,478	4,457
[1]	DyDo Group Holdings Inc.	235,410	4,448
[1]	Sagami Holdings Corp.	341,541	4,443
	UNISOL Holdings Corp.	246,253	4,420
	Nissha Co. Ltd.	536,022	4,415
	Yondenko Corp.	351,336	4,402
	Sanyo Chemical Industries Ltd.	145,280	4,397
	Iriso Electronics Co. Ltd.	257,338	4,384
[1]	Asahi Diamond Industrial Co. Ltd.	641,345	4,378
	AZ-COM MARUWA Holdings Inc.	756,079	4,365
	Oyo Corp.	250,120	4,356
	Kameda Seika Co. Ltd.	541,378	4,326
[1]	YA-MAN Ltd.	893,168	4,318
	HI-LEX Corp.	303,298	4,314
	m-up Holdings Inc.	864,400	4,301
*	Nippon Sheet Glass Co. Ltd.	1,431,702	4,289
	Shofu Inc.	324,936	4,287
*,1	PKSHA Technology Inc.	243,954	4,278
	Belluna Co. Ltd.	632,897	4,253
	Topy Industries Ltd.	232,194	4,252
	Geo Holdings Corp.	324,820	4,241
	Zojirushi Corp.	465,899	4,207
	Aucnet Inc.	503,400	4,194
	Stella Chemifa Corp.	131,424	4,188
	Marudai Food Co. Ltd.	291,057	4,188
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	4,183
	V Technology Co. Ltd.	124,471	4,163
	Unipres Corp.	498,656	4,146
	Shinagawa Refra Co. Ltd.	322,300	4,144
	K&O Energy Group Inc.	363,780	4,123
	Teikoku Corp.	196,895	4,122
	Goldcrest Co. Ltd.	203,088	4,120
	G-Tekt Corp.	304,795	4,106
	Okinawa Electric Power Co. Inc.	624,420	4,104
	Kyokuyo Co. Ltd.	143,868	4,096
	SRA Holdings	140,531	4,096
	Kyorin Pharmaceutical Co. Ltd.	569,808	4,077
	Shizuoka Gas Co. Ltd.	515,873	4,067
	KPP Group Holdings Co. Ltd.	586,509	4,064
	VT Holdings Co. Ltd.	1,309,656	4,038
	Sumitomo Seika Chemicals Co. Ltd.	527,280	4,025
	Tomoku Co. Ltd.	142,690	4,021
[1]	BRONCO BILLY Co. Ltd.	238,020	4,019
*,1	Medley Inc.	312,900	4,018
	Vector Inc.	361,489	4,017
	Sankei Real Estate Inc.	5,981	4,011
	Chubu Shiryo Co. Ltd.	338,424	4,004
	Pronexus Inc.	537,949	3,999
	Curves Holdings Co. Ltd.	664,730	3,990
[1]	Inaba Seisakusho Co. Ltd.	372,942	3,984
	Bell System24 Holdings Inc.	464,874	3,984

		Shares	Market Value ($000)
[1]	ASKUL Corp.	503,316	3,981
	Digital Arts Inc.	155,878	3,981
[1]	Nippon Parking Development Co. Ltd.	2,578,138	3,976
[1]	Matsuyafoods Holdings Co. Ltd.	126,043	3,969
	Fukuda Corp.	164,190	3,961
	Digital Garage Inc.	260,728	3,956
	Mitsuba Corp.	530,215	3,946
	Nichiden Corp.	203,838	3,936
	Siix Corp.	450,535	3,923
	S Foods Inc.	227,139	3,907
*,1	Atom Corp.	1,626,810	3,887
[1]	Qol Holdings Co. Ltd.	295,432	3,876
	Daiki Aluminium Industry Co. Ltd.	421,252	3,875
	Vision Inc.	598,485	3,872
[1]	Altech Corp.	747,900	3,865
	Cresco Ltd.	381,643	3,865
	Starts Proceed Investment Corp.	3,333	3,862
	Nippon Carbon Co. Ltd.	130,561	3,860
	Towa Bank Ltd.	465,921	3,832
	Daiwa Ltd.	355,304	3,831
	Hokuto Corp.	311,814	3,819
[1]	Japan Engine Corp.	65,800	3,812
	ES-Con Japan Ltd.	565,065	3,797
	Tekken Corp.	138,546	3,792
[1]	Aeon Hokkaido Corp.	713,446	3,781
	Okura Industrial Co. Ltd.	107,758	3,739
[1]	Neturen Co. Ltd.	431,335	3,719
	ASKA Pharmaceutical Holdings Co. Ltd.	275,859	3,700
*,1	RENOVA Inc.	635,155	3,688
*,1	Kappa Create Co. Ltd.	359,761	3,677
	Murakami Corp.	88,215	3,676
	Kyosan Electric Manufacturing Co. Ltd.	679,069	3,667
	Mars Group Holdings Corp.	185,932	3,662
[1]	Oisix Inc.	359,283	3,648
	Strike Group Co. Ltd.	439,497	3,644
	Corona Corp. Class A	579,972	3,610
	GMO Financial Holdings Inc.	529,600	3,605
	Avex Inc.	434,597	3,599
	Nippon Denko Co. Ltd.	1,349,547	3,581
	Oriental Shiraishi Corp.	1,562,115	3,577
*,1	Japan Display Inc.	11,835,014	3,576
[1]	Pacific Metals Co. Ltd.	231,278	3,545
	Septeni Holdings Co. Ltd.	1,093,300	3,534
	Riso Kagaku Corp.	538,645	3,525
	Tosei REIT Investment Corp.	4,203	3,522
	Retail Partners Co. Ltd.	407,880	3,499
	Ines Corp.	260,665	3,474
	Kyoei Steel Ltd.	286,235	3,464
[1]	Tama Home Co. Ltd.	181,552	3,462
	Mirarth Holdings Inc.	1,345,039	3,454
[1]	Cawachi Ltd.	165,562	3,451
[1]	Toyo Corp.	280,950	3,427
	Tokyo Energy & Systems Inc.	276,420	3,424
	Nihon Nohyaku Co. Ltd.	506,973	3,407
	Sparx Group Co. Ltd.	240,331	3,385
	Kyokuto Securities Co. Ltd.	304,795	3,379
[1]	Kojima Co. Ltd.	390,292	3,376
	Nagaileben Co. Ltd.	300,788	3,365
[1]	euglena Co. Ltd.	1,573,058	3,359
	Sumida Corp.	417,594	3,337
	CMK Corp.	857,054	3,325
	Samty Residential Investment Corp.	5,772	3,310
	Chori Co. Ltd.	134,647	3,285
	Insource Co. Ltd.	691,950	3,280
	Komehyo Holdings Co. Ltd.	104,600	3,278
	Aichi Corp.	361,820	3,276
	Transaction Co. Ltd.	435,500	3,272
	ESCON Japan REIT Investment Corp.	4,652	3,267
	J-Oil Mills Inc.	248,151	3,252
	Chofu Seisakusho Co. Ltd.	246,786	3,248

		Shares	Market Value ($000)
[1]	Inui Global Logistics Co. Ltd.	274,646	3,248
	Health Care & Medical Investment Corp.	4,907	3,242
	LITALICO Inc.	324,266	3,240
	Nihon Tokushu Toryo Co. Ltd.	208,125	3,217
	Aizawa Securities Group Co. Ltd.	300,189	3,201
[1]	Nittoku Co. Ltd.	196,400	3,193
	JCR Pharmaceuticals Co. Ltd.	1,066,475	3,189
[1]	Miyaji Engineering Group Inc.	321,010	3,186
[1]	Chuo Spring Co. Ltd.	138,325	3,185
	FIDEA Holdings Co. Ltd.	236,338	3,177
	SIGMAXYZ Holdings Inc.	841,900	3,162
	Comture Corp.	350,468	3,148
[1]	Kosaido Holdings Co. Ltd.	997,600	3,138
	TDC Soft Inc.	471,498	3,137
[1]	Fujio Food Group Inc.	437,677	3,115
	en Inc.	387,047	3,113
[1]	JM Holdings Co. Ltd.	362,736	3,112
	Halows Co. Ltd.	128,793	3,094
	Shinwa Co. Ltd.	155,776	3,089
	Fudo Tetra Corp.	184,629	3,086
[1]	Genki Global Dining Concepts Corp.	139,283	3,086
	Chubu Steel Plate Co. Ltd.	231,400	3,078
	Dai Nippon Toryo Co. Ltd.	349,371	3,055
[1]	Shinko Shoji Co. Ltd.	312,929	3,055
	Iseki & Co. Ltd.	265,226	3,049
	Tayca Corp.	220,480	3,047
	Cosel Co. Ltd.	393,824	3,043
	Warabeya Nichiyo Holdings Co. Ltd.	173,722	3,029
[1]	Taki Chemical Co. Ltd.	97,255	3,019
	Wellneo Sugar Co. Ltd.	174,161	3,018
	Toa Corp. (XTKS)	296,666	3,011
[1]	Kyodo Printing Co. Ltd.	293,860	3,009
	Feed One Co. Ltd.	373,489	3,003
	Shinsho Corp.	186,372	2,993
	Kanaden Corp.	194,943	2,983
[1]	France Bed Holdings Co. Ltd.	373,484	2,981
[1]	Key Coffee Inc.	237,185	2,979
	Hisaka Works Ltd.	298,599	2,970
	Okabe Co. Ltd.	516,098	2,970
	Toyo Kanetsu KK	193,628	2,945
[1]	Fujicco Co. Ltd.	292,697	2,929
	Daito Pharmaceutical Co. Ltd.	373,382	2,926
	Aiphone Co. Ltd.	165,502	2,920
	Shinanen Holdings Co. Ltd.	70,309	2,916
	Miroku Jyoho Service Co. Ltd.	254,301	2,908
[1]	baudroie Inc.	161,082	2,901
[1]	Alpen Co. Ltd.	208,002	2,892
[1]	KeePer Technical Laboratory Co. Ltd.	163,596	2,878
	Hoosiers Holdings Co. Ltd.	369,608	2,870
	St. Marc Holdings Co. Ltd.	177,978	2,868
	Hokkan Holdings Ltd.	191,503	2,863
[1]	Sanyo Electric Railway Co. Ltd.	226,820	2,852
	SRE Holdings Corp.	166,269	2,848
[1]	Change Holdings Inc.	472,189	2,838
	PHC Holdings Corp.	406,289	2,807
	Gakken Holdings Co. Ltd.	440,173	2,804
[1]	Buffalo Inc.	161,340	2,769
	Softcreate Holdings Corp.	211,226	2,755
*,1	Osaka Steel Co. Ltd.	176,191	2,749
	Nippon Rietec Co. Ltd.	180,002	2,713
	Koatsu Gas Kogyo Co. Ltd.	404,538	2,707
	JP-Holdings Inc.	676,602	2,692
	Onoken Co. Ltd.	298,755	2,687
	CAC Holdings Corp.	230,644	2,674
	PS Construction Co. Ltd.	188,976	2,674
[1]	FULLCAST Holdings Co. Ltd.	246,665	2,671
	Rheon Automatic Machinery Co. Ltd.	281,044	2,659
[1]	Rock Field Co. Ltd.	309,160	2,655
	Maezawa Kyuso Industries Co. Ltd.	269,879	2,653
	NEC Capital Solutions Ltd.	102,099	2,650

		Shares	Market Value ($000)
	Nippon Fine Chemical Co. Ltd.	164,500	2,649
	Fukui Computer Holdings Inc.	131,328	2,637
	Pasona Group Inc.	271,741	2,636
	JSP Corp.	165,438	2,614
[1]	Istyle Inc.	940,643	2,603
	JDC Corp.	796,409	2,557
[1]	Giken Ltd.	214,421	2,539
[1]	Mirai Industry Co. Ltd.	119,046	2,531
	Avant Group Corp.	317,900	2,524
	Zenrin Co. Ltd.	434,749	2,470
	TOC Co. Ltd.	427,991	2,466
	Cleanup Corp.	423,655	2,461
[1]	Base Co. Ltd.	122,388	2,461
[1]	Link & Motivation Inc.	615,773	2,437
	Arakawa Chemical Industries Ltd.	215,585	2,426
	Mie Kotsu Group Holdings Inc.	693,519	2,404
	Seikagaku Corp.	510,460	2,382
[1]	Honeys Holdings Co. Ltd.	263,278	2,365
	Sanshin Electronics Co. Ltd.	130,205	2,362
	Moriroku Co. Ltd.	149,190	2,342
[1]	Remixpoint Inc.	1,914,837	2,341
[1]	eRex Co. Ltd.	443,128	2,338
[1]	Godo Steel Ltd.	131,385	2,331
[1]	Tess Holdings Co. Ltd.	557,100	2,323
	Icom Inc.	112,597	2,309
	Fuji Pharma Co. Ltd.	198,497	2,306
	Xebio Holdings Co. Ltd.	333,972	2,299
	grems Inc.	141,900	2,285
*	Net Protections Holdings Inc.	828,500	2,272
[1]	Kanro Inc.	325,500	2,252
	GREE Holdings Inc.	892,505	2,250
	Nafco Co. Ltd.	159,907	2,246
	Shin Nippon Biomedical Laboratories Ltd.	280,604	2,239
	Akatsuki Inc.	117,117	2,237
	Kenko Mayonnaise Co. Ltd.	174,485	2,234
[1]	Shima Seiki Manufacturing Ltd.	385,864	2,226
	Shindengen Electric Manufacturing Co. Ltd.	106,371	2,224
	Software Service Inc.	32,100	2,208
	Intage Holdings Inc.	182,501	2,188
	Ichikoh Industries Ltd.	661,874	2,185
[1]	Midac Holdings Co. Ltd.	158,590	2,172
	Business Engineering Corp.	283,200	2,168
	Sankyo Seiko Co. Ltd.	428,767	2,156
	I'll Inc.	151,955	2,156
	Kanagawa Chuo Kotsu Co. Ltd.	88,285	2,143
[1]	Fujiya Co. Ltd.	138,283	2,123
	World Holdings Co. Ltd.	127,683	2,118
	Hodogaya Chemical Co. Ltd.	164,268	2,095
[1]	Daikokutenbussan Co. Ltd.	73,433	2,081
	COLOPL Inc.	847,374	2,080
[1]	Quants Research Institute Holdings Inc.	356,194	2,074
	G-7 Holdings Inc.	226,666	2,068
	Yukiguni Factory Co. Ltd.	281,644	2,062
[1]	Okuwa Co. Ltd.	402,121	2,038
	Komatsu Matere Co. Ltd.	438,972	1,951
[1]	Chiyoda Co. Ltd.	310,478	1,942
	Nippon Sharyo Ltd.	91,993	1,936
	ST Corp.	202,879	1,926
	Maxvalu Tokai Co. Ltd.	92,832	1,907
[1]	Tohokushinsha Film Corp.	610,900	1,905
	FAN Communications Inc.	751,496	1,899
	Yushin Co.	450,760	1,880
	ZIGExN Co. Ltd.	705,200	1,858
[1]	Sanoh Industrial Co. Ltd.	371,294	1,852
	KNT-CT Holdings Co. Ltd.	151,843	1,820
	Alpha Systems Inc.	88,028	1,813
[1]	Yamashin-Filter Corp.	537,396	1,804
	Chiyoda Integre Co. Ltd.	86,644	1,766
	Artnature Inc.	317,595	1,762
[1]	Aeon Fantasy Co. Ltd.	100,724	1,744

		Shares	Market Value ($000)
	Nichiban Co. Ltd.	141,256	1,724
	Futaba Corp.	445,067	1,696
[1]	Giftee Group Inc.	256,300	1,685
[1]	Daisyo Corp.	236,493	1,663
[1]	PIA Corp.	93,311	1,661
	Central Security Patrols Co. Ltd.	94,614	1,654
	CTS Co. Ltd.	311,985	1,646
[1]	FP Partner Inc.	118,834	1,634
[1]	Oro Co. Ltd.	117,783	1,631
[1]	Daikoku Denki Co. Ltd.	105,400	1,627
	Amuse Inc.	132,922	1,625
	LEC Inc.	265,990	1,611
	Kintetsu Department Store Co. Ltd.	138,678	1,609
	Tv Tokyo Holdings Corp.	73,882	1,595
	Eslead Corp.	48,800	1,590
[1]	EM Systems Co. Ltd.	453,291	1,577
	Nihon Trim Co. Ltd.	52,483	1,566
[1]	Studio Alice Co. Ltd.	124,687	1,551
[1]	Ministop Co. Ltd.	131,638	1,547
	Gecoss Corp.	140,142	1,526
	Nakayama Steel Works Ltd.	368,114	1,511
	Gamecard Holdings Inc.	90,600	1,498
	Airport Facilities Co. Ltd.	254,660	1,497
	Nitto Kohki Co. Ltd.	139,121	1,488
	Advan Group Co. Ltd.	252,772	1,476
[1]	Management Solutions Co. Ltd.	161,838	1,451
	WATAMI Co. Ltd.	242,705	1,436
	YAKUODO Holdings Co. Ltd.	132,538	1,433
	Marvelous Inc.	486,289	1,423
	Yorozu Corp.	249,910	1,397
	Asahi Co. Ltd.	162,896	1,389
[1]	Rokko Butter Co. Ltd.	199,288	1,329
[1]	Amvis Holdings Inc.	542,500	1,298
	Elan Corp.	260,180	1,252
*,1	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,251
[1]	Shimojima Co. Ltd.	144,103	1,243
[1]	Sumiseki Holdings Inc.	336,000	1,218
	WDB Holdings Co. Ltd.	106,899	1,217
[1]	Central Sports Co. Ltd.	79,194	1,209
*	Universal Entertainment Corp.	278,300	1,162
	Tsutsumi Jewelry Co. Ltd.	70,099	1,117
[1]	TerraSky Co. Ltd.	85,465	1,105
[1]	Nisso Holdings Co. Ltd.	276,617	1,079
[1]	GMO GlobalSign Holdings KK	75,242	1,075
	LIFULL Co. Ltd.	834,555	1,059
	Kanamic Network Co. Ltd.	320,900	999
	Tosho Co. Ltd.	178,618	856
[1]	Shimadaya Corp.	77,270	802
[1]	Media Do Co. Ltd.	74,200	601
*,1	Optim Corp.	227,169	584
	CHIMNEY Co. Ltd.	13,908	100
			98,288,499
Kuwait (0.2%)
	Kuwait Finance House KSCP	179,625,009	455,689
	National Bank of Kuwait SAKP	126,780,537	351,907
	Mobile Telecommunications Co. KSCP	32,931,388	63,605
	Boubyan Bank KSCP	27,757,495	57,831
	Gulf Bank KSCP	34,187,082	38,885
	Mabanee Co. KPSC	10,365,527	31,103
	Warba Bank KSCP	34,056,948	30,776
	GFH Bank BSC	45,076,985	24,557
	National Industries Group Holding SAK	28,437,368	20,949
	Al Ahli Bank of Kuwait KSCP	23,004,472	19,979
*	Kuwait Real Estate Co. KSC	13,989,446	14,990
	Boursa Kuwait Securities Co. KPSC	1,566,301	14,206
	Commercial Real Estate Co. KSC	21,621,719	13,528
	Kuwait International Bank KSCP	15,577,103	12,847
	Kuwait Telecommunications Co.	5,794,110	11,771
	Boubyan Petrochemicals Co. KSCP	5,868,099	11,698

		Shares	Market Value ($000)
	Agility Public Warehousing Co. KSCC	22,914,177	10,861
	Burgan Bank SAK	16,547,296	10,058
	Humansoft Holding Co. KSC	1,275,724	9,872
	Gulf Cables & Electrical Industries Group Co. KSCP	1,574,264	8,519
	Salhia Real Estate Co. KSCP	6,629,822	8,175
*	Kuwait Projects Co. Holding KSCP	29,674,217	7,668
*	National Real Estate Co. KPSC	16,193,900	6,849
	Jazeera Airways Co. KSCP	569,662	3,051
			1,239,374
Malaysia (0.5%)
	Malayan Banking Bhd.	111,693,368	297,774
	Public Bank Bhd.	216,233,315	273,367
	Tenaga Nasional Bhd.	69,286,550	247,524
	CIMB Group Holdings Bhd.	123,905,823	239,285
	Press Metal Aluminium Holdings Bhd.	54,718,288	106,221
	IHH Healthcare Bhd.	45,308,202	92,636
	SD Guthrie Bhd.	53,377,069	85,794
	Gamuda Bhd.	77,395,824	80,866
	AMMB Holdings Bhd.	41,469,720	68,683
	RHB Bank Bhd.	32,564,669	68,111
	Petronas Gas Bhd.	14,075,112	60,413
	MISC Bhd.	29,521,902	57,699
	Sunway Bhd.	39,254,400	50,648
	Hong Leong Bank Bhd.	9,000,582	48,562
	Petronas Chemicals Group Bhd.	40,620,558	47,642
	IOI Corp. Bhd.	41,841,738	45,330
	YTL Power International Bhd.	41,657,960	42,565
	Celcomdigi Bhd.	56,395,880	41,148
	Kuala Lumpur Kepong Bhd.	7,519,244	38,715
	Maxis Bhd.	42,269,961	38,277
	Axiata Group Bhd.	65,777,335	31,959
	Telekom Malaysia Bhd.	16,832,998	31,915
	United Plantations Bhd.	3,820,150	31,567
	Sime Darby Bhd.	59,350,674	31,344
	TIME dotCom Bhd.	21,150,885	31,058
	Dialog Group Bhd.	63,205,459	30,702
	IJM Corp. Bhd.	49,334,221	28,994
	YTL Corp. Bhd.	60,339,920	28,585
	Frontken Corp. Bhd.	21,981,950	27,973
	KPJ Healthcare Bhd.	35,355,067	26,831
	Westports Holdings Bhd.	15,048,700	26,224
	Inari Amertron Bhd.	44,562,378	24,134
	Petronas Dagangan Bhd.	5,010,940	23,920
	QL Resources Bhd.	23,174,646	22,671
	Nestle Malaysia Bhd.	902,170	22,330
	IOI Properties Group Bhd.	22,758,500	21,104
	ViTrox Corp. Bhd.	9,677,700	20,515
	Bursa Malaysia Bhd.	9,485,908	19,952
	PPB Group Bhd.	8,623,145	19,811
[3]	MR DIY Group M Bhd.	49,587,400	19,164
	99 Speed Mart Retail Holdings Bhd.	20,819,900	18,645
	Sime Darby Property Bhd.	56,288,576	18,550
	IGB REIT	26,587,500	17,883
	Kelington Group Bhd.	8,254,338	16,745
	Alliance Bank Malaysia Bhd.	13,795,906	16,075
	Genting Bhd.	30,237,918	15,684
	Fraser & Neave Holdings Bhd.	2,304,708	15,670
*	Sunway Healthcare Holdings Bhd.	32,967,130	15,551
	Sunway REIT	27,360,800	14,856
	Zetrix Ai Bhd.	76,237,862	13,870
	Sunway Construction Group Bhd.	7,087,600	13,723
	Yinson Holdings Bhd.	27,377,904	13,056
	Malaysian Pacific Industries Bhd.	1,137,400	12,742
	Axis REIT	25,965,401	12,214
	Malayan Cement Bhd.	7,680,000	12,190
	Top Glove Corp. Bhd.	73,027,198	11,886
	Pavilion REIT	25,606,700	11,145
	Genting Malaysia Bhd.	22,908,919	9,796
	SP Setia Bhd. Group	42,344,778	9,631

		Shares	Market Value ($000)
	Heineken Malaysia Bhd.	2,028,884	9,503
*	Pentamaster Corp. Bhd.	7,295,950	9,422
	Farm Fresh Bhd.	16,346,563	8,951
	Eco World Development Group Bhd.	17,210,200	8,680
	ITMAX System Bhd.	7,443,500	8,638
*	UWC Bhd.	5,500,300	8,521
	Gas Malaysia Bhd.	6,645,800	8,506
	Carlsberg Brewery Malaysia Bhd.	2,102,506	8,189
	Scientex Bhd.	8,778,724	7,953
*	Greatech Technology Bhd.	13,528,800	7,845
	Malakoff Corp. Bhd.	37,294,400	7,338
	Bank Islam Malaysia Bhd.	12,783,600	6,657
	Mah Sing Group Bhd.	24,381,200	6,200
	Mega First Corp. Bhd.	7,584,300	5,551
	Hartalega Holdings Bhd.	21,633,894	5,399
	MBSB Bhd.	34,198,984	5,316
	Kossan Rubber Industries Bhd.	17,720,786	4,549
	Bumi Armada Bhd.	49,635,605	4,332
	CTOS Digital Bhd.	24,879,900	4,296
	Nationgate Holdings Bhd.	14,014,700	4,057
*	Dagang NeXchange Bhd.	35,685,500	3,944
	Velesto Energy Bhd.	64,315,112	3,925
	Hibiscus Petroleum Bhd.	7,438,940	3,544
	Bermaz Auto Bhd.	13,528,601	3,225
	Sports Toto Bhd.	9,749,179	3,223
	UEM Sunrise Bhd.	20,167,955	2,910
	DRB-Hicom Bhd.	11,974,631	2,867
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	2,739
*	Berjaya Corp. Bhd.	44,482,990	2,729
	Padini Holdings Bhd.	7,518,741	2,681
	Cahya Mata Sarawak Bhd.	9,724,970	2,501
	VS Industry Bhd.	42,942,059	2,415
	Malaysian Resources Corp. Bhd.	30,545,901	2,318
	British American Tobacco Malaysia Bhd.	1,742,469	2,038
*	Tanco Holdings Bhd.	31,856,300	2,027
*	Supermax Corp. Bhd.	24,737,551	1,606
*	WCT Holdings Bhd.	15,969,477	1,540
*	D&O Green Technologies Bhd.	8,172,000	639
			3,008,699
Mexico (0.6%)
	Grupo Mexico SAB de CV Class B	41,604,786	498,984
	Grupo Financiero Banorte SAB de CV	42,593,674	493,284
	Fomento Economico Mexicano SAB de CV	25,243,580	322,769
	America Movil SAB de CV Class B	223,719,259	285,082
	Cemex SAB de CV	205,621,900	243,500
	Wal-Mart de Mexico SAB de CV	73,653,200	213,694
	Arca Continental SAB de CV	12,973,252	148,657
	Industrias Penoles SAB de CV	2,781,797	128,060
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,548,103	120,617
	Coca-Cola Femsa SAB de CV	6,934,354	74,975
	Fibra Uno Administracion SA de CV	40,359,788	72,682
	Prologis Property Mexico SA de CV	15,912,546	71,462
	Grupo Carso SAB de CV	7,825,367	66,987
	Grupo Financiero Inbursa SAB de CV	24,835,533	63,797
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,301,225	63,728
	Grupo Bimbo SAB de CV Class A	17,381,900	62,183
	Fibra MTY SAPI de CV	71,184,407	61,569
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,185,714	55,907
	Kimberly-Clark de Mexico SAB de CV Class A	22,872,441	53,089
	Corp. Inmobiliaria Vesta SAB de CV	12,342,333	42,793
	Megacable Holdings SAB de CV	11,721,514	39,950
[3]	Banco del Bajio SA	11,403,137	37,996
	Promotora y Operadora de Infraestructura SAB de CV	2,386,945	37,692
	Gentera SAB de CV	15,906,728	36,875
	Sigma Foods SAB de CV Class A	35,262,856	35,956
	Gruma SAB de CV Class B	2,225,553	33,183
	Regional SAB de CV	3,912,666	32,129
	GCC SAB de CV	2,396,923	27,618
	Qualitas Controladora SAB de CV	2,907,212	26,575

		Shares	Market Value ($000)
*	Alpek SAB de CV Class A	30,289,874	22,526
	Grupo Comercial Chedraui SA de CV	4,203,171	21,951
	Cemex SAB de CV ADR	1,758,864	20,790
*	Grupo Televisa SAB	33,295,018	18,859
	Alsea SAB de CV	7,580,621	18,436
	Bolsa Mexicana de Valores SAB de CV	8,076,241	17,948
*	Orbia Advance Corp. SAB de CV	12,656,897	17,860
	El Puerto de Liverpool SAB de CV	2,836,858	17,043
	Grupo Aeroportuario del Pacifico SAB de CV ADR	53,447	11,617
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,480,212	10,554
	La Comer SAB de CV	4,457,529	8,784
	Genomma Lab Internacional SAB de CV Class B	9,952,508	8,436
*,3	Nemak SAB de CV	41,054,789	6,898
	Becle SAB de CV	7,253,856	6,517
*,3	Grupo Traxion SAB de CV Class A	6,055,724	4,126
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	3,244
[2]	Sempra	2	—
			3,667,382
Netherlands (2.9%)
	ASML Holding NV	5,675,608	9,353,092
	ING Groep NV	42,402,324	1,490,084
	Prosus NV	17,820,884	828,186
	ASM International NV	687,684	636,898
	Koninklijke Ahold Delhaize NV	13,077,892	517,297
	ArcelorMittal SA	6,221,238	439,452
*,3	Adyen NV	392,521	399,279
[3]	ABN AMRO Bank NV	8,797,961	397,998
	NN Group NV	3,869,861	364,778
	Heineken NV	3,934,148	356,199
	Koninklijke Philips NV	11,757,231	309,778
	DSM-Firmenich AG	2,726,209	293,907
	Wolters Kluwer NV	3,389,692	266,120
	Koninklijke KPN NV	55,987,967	264,366
	Universal Music Group NV	15,044,436	248,227
	BE Semiconductor Industries NV	1,043,983	239,405
[3]	Euronext NV	1,288,013	235,508
	ASR Nederland NV	2,267,957	185,421
	Aegon Ltd.	19,149,793	181,988
	Akzo Nobel NV	2,534,344	177,512
	Heineken Holding NV	1,519,278	127,811
*	Magnum Ice Cream Co. NV	6,353,407	118,732
	Exor NV	1,258,437	100,777
	IMCD NV	858,084	94,008
	SBM Offshore NV	1,873,512	69,968
	Aalberts NV	1,397,025	69,189
*	InPost SA	3,801,652	67,805
	Randstad NV	1,575,497	66,606
	Allfunds Group plc	5,178,794	52,870
[3]	CVC Capital Partners plc	3,087,442	51,839
	Koninklijke BAM Groep NV	3,793,470	50,873
	HAL Trust	245,216	46,708
	Koninklijke Vopak NV	801,787	45,389
	Arcadis NV	948,397	44,633
	Koninklijke Heijmans NV	345,809	37,409
	Van Lanschot Kempen NV	470,888	35,387
[3]	CTP NV	1,903,988	34,404
	APERAM SA	618,575	32,675
*,3	Basic-Fit NV	755,826	30,239
[3]	Signify NV	1,695,541	28,981
	TKH Group NV	515,571	25,421
*,1	Lakefront Biotherapeutics NV	717,158	19,673
	Eurocommercial Properties NV	600,268	19,417
	Corbion NV	837,161	18,295
	Havas NV	838,387	17,952
[1]	Theon International plc	466,860	17,904
	Wereldhave NV	726,094	16,046
[1]	Fugro NV	1,559,319	15,243
*	Flow Traders Ltd.	474,376	14,475
[1]	OCI NV	1,486,007	6,937

		Shares	Market Value ($000)
	PostNL NV	4,890,842	5,075
[1]	Sligro Food Group NV	344,855	4,195
*,1	TomTom NV	827,147	3,693
			18,576,124
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,531,608	204,049
	Auckland International Airport Ltd.	24,161,484	123,881
[1]	Infratil Ltd.	13,745,955	119,326
	Contact Energy Ltd.	14,088,181	75,338
	Meridian Energy Ltd.	18,961,979	63,585
	Mainfreight Ltd.	1,174,136	47,875
[1]	a2 Milk Co. Ltd.	8,600,417	41,542
	Mercury NZ Ltd.	9,677,510	38,189
	EBOS Group Ltd.	2,737,251	35,488
	Chorus Ltd.	6,110,663	33,732
*	Fletcher Building Ltd. (XNZE)	15,017,318	32,202
	Spark New Zealand Ltd.	25,370,749	28,683
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	17,063,339	20,172
	Freightways Group Ltd.	2,384,311	19,430
*	Ryman Healthcare Ltd.	13,017,513	16,429
	Summerset Group Holdings Ltd.	3,096,870	15,187
	Precinct Properties Group	23,827,649	14,760
	Genesis Energy Ltd.	9,725,478	14,642
	Channel Infrastructure NZ Ltd.	5,711,835	11,481
	Kiwi Property Group Ltd.	20,664,396	11,325
	Vector Ltd.	3,420,391	9,968
	Scales Corp. Ltd.	2,373,474	9,079
[1]	Vital Healthcare Property Trust	8,074,387	8,973
	a2 Milk Co. Ltd. (XNZE)	1,786,600	8,673
	Heartland Group Holdings Ltd.	10,611,205	7,750
	Argosy Property Ltd.	11,230,336	6,883
	Air New Zealand Ltd.	21,866,833	5,329
*	SKYCITY Entertainment Group Ltd.	13,664,198	4,982
	Stride Property Group	7,105,405	4,821
*	Gentrack Group Ltd.	1,510,801	3,238
	SKY Network Television Ltd.	1,579,684	3,024
*	Fletcher Building Ltd.	312,070	665
			1,040,701
Norway (0.5%)
	Equinor ASA	10,589,916	434,726
	DNB Bank ASA	12,020,520	387,044
	Kongsberg Gruppen ASA	5,999,410	186,963
	Norsk Hydro ASA	19,042,907	175,652
	Aker BP ASA	4,544,838	162,043
	Mowi ASA	6,492,358	139,035
	Telenor ASA	9,333,914	131,948
	Storebrand ASA	6,082,048	129,458
	Yara International ASA	2,418,679	114,093
	Subsea 7 SA	3,361,483	113,581
	Orkla ASA	9,617,407	106,830
	Frontline plc	2,094,194	83,514
	Gjensidige Forsikring ASA	2,714,086	80,964
	SpareBank 1 Sor-Norge ASA	2,982,920	66,823
	Var Energi ASA	12,662,231	63,615
	Vend Marketplaces ASA Class B	2,367,944	60,070
	Salmar ASA	1,001,808	54,617
	Protector Forsikring ASA	851,033	44,283
*	Nordic Semiconductor ASA	2,467,713	41,694
	Aker ASA Class A	297,491	40,019
	TGS ASA	2,847,265	38,585
	TOMRA Systems ASA	3,391,067	37,690
	SpareBank 1 SMN	1,793,356	37,202
	Bakkafrost P/F	765,120	36,537
	Sparebanken Norge	1,733,174	36,030
*	Kongsberg Maritime A/S	6,020,662	33,980
	Veidekke ASA	1,519,806	30,238
[3]	BW LPG Ltd.	1,313,908	30,120
	Hafnia Ltd.	3,594,725	27,576
	Hoegh Autoliners ASA	1,505,936	26,791

		Shares	Market Value ($000)
	DOF Group ASA	1,873,862	24,570
	Wallenius Wilhelmsen ASA	1,489,989	23,256
	Borregaard ASA	1,341,207	22,352
	DNO ASA	11,820,149	21,020
	Atea ASA	1,150,733	20,881
[3]	Europris ASA	2,225,416	20,049
*,3	AutoStore Holdings Ltd.	15,537,529	19,829
*,3	Scatec ASA	1,978,073	19,128
	Leroy Seafood Group ASA	4,045,570	17,756
*	Cadeler A/S	3,056,737	17,417
	BLUENORD ASA	317,646	17,320
	Wilh Wilhelmsen Holding ASA Class A	210,903	17,145
	Aker Solutions ASA	3,734,560	16,626
	Odfjell Drilling Ltd.	1,664,419	16,031
	MPC Container Ships ASA	5,133,649	13,196
*,3	Elkem ASA	4,007,100	13,158
	Sparebank 1 Oestlandet	565,481	11,622
	Austevoll Seafood ASA	1,238,258	11,121
	Kitron ASA	1,183,709	10,829
	Norwegian Air Shuttle ASA	7,633,529	10,534
	Stolt-Nielsen Ltd.	310,356	10,421
[3]	Entra ASA	649,940	7,263
	Bonheur ASA	277,857	6,601
	BW Offshore Ltd.	1,166,462	5,748
*,1	BW Energy Ltd.	813,744	4,470
	Grieg Seafood ASA	458,335	1,462
	Wilh Wilhelmsen Holding ASA Class B	4,213	318
			3,331,844
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	748,316
Philippines (0.1%)
	International Container Terminal Services Inc.	16,093,300	252,722
	BDO Unibank Inc.	34,151,907	69,230
	Bank of the Philippine Islands	27,735,519	46,331
	SM Prime Holdings Inc.	150,033,436	44,846
	Ayala Corp.	4,402,492	36,775
	Metropolitan Bank & Trust Co.	26,382,393	28,252
	PLDT Inc.	1,404,605	27,926
	Ayala Land Inc.	95,219,000	26,228
	Manila Electric Co.	3,007,595	23,603
	Jollibee Foods Corp.	6,731,990	16,346
	JG Summit Holdings Inc.	41,075,252	14,872
	Globe Telecom Inc.	451,037	13,336
	RL Commercial REIT Inc.	104,357,800	12,447
	AREIT Inc.	19,731,073	12,246
	Universal Robina Corp.	12,483,170	12,041
	Aboitiz Power Corp.	16,646,100	11,628
	GT Capital Holdings Inc.	1,372,192	10,862
	Maynilad Water Services Inc.	34,066,300	10,470
	Century Pacific Food Inc.	17,582,836	8,993
	Puregold Price Club Inc.	13,001,757	8,714
	Manila Water Co. Inc.	14,507,700	8,409
	LT Group Inc.	30,860,900	7,383
[3]	Monde Nissin Corp.	64,868,770	7,324
	Robinsons Land Corp.	23,552,757	6,573
	Converge Information & Communications Technology Solutions Inc.	35,959,437	6,322
	ACEN Corp.	131,704,440	6,263
	DMCI Holdings Inc.	52,307,963	6,236
	Security Bank Corp.	5,167,205	5,695
	Megaworld Corp.	126,858,399	4,592
	Semirara Mining & Power Corp. Class A	13,095,162	4,372
	DigiPlus Interactive Corp.	26,151,860	4,169
	Wilcon Depot Inc.	19,558,408	1,837
	D&L Industries Inc.	29,465,110	1,659
*	Bloomberry Resorts Corp.	45,388,840	1,575
*	Cebu Air Inc.	2,534,950	1,190
	Synergy Grid & Development Phils Inc.	683,300	318
			761,785

		Shares	Market Value ($000)
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	12,676,004	379,683
	ORLEN SA	8,607,592	341,561
	Bank Polska Kasa Opieki SA	2,615,571	172,405
	KGHM Polska Miedz SA	2,020,656	167,501
*,3	Allegro.eu SA	13,797,429	166,206
	Powszechny Zaklad Ubezpieczen SA	8,373,497	159,462
	Erste Bank Polska SA	618,163	121,874
	LPP SA	18,709	108,828
*	mBank SA	192,686	69,865
*	CD Projekt SA	1,031,502	68,997
*	Benefit Systems SA	45,171	65,469
[1]	Zabka Group SA	7,598,427	64,760
*,3	Dino Polska SA	7,022,159	60,211
*	Bank Millennium SA	8,871,285	49,026
	Alior Bank SA	1,301,928	48,043
	Grupa Kety SA	143,197	47,981
[3]	XTB SA	1,103,158	43,985
[1]	Asseco Poland SA	802,574	42,984
	Orange Polska SA	9,432,599	38,516
	Tauron Polska Energia SA	15,369,166	37,120
	Budimex SA	186,147	36,103
[1,3]	Pepco Group NV	2,842,384	35,013
*	PGE Polska Grupa Energetyczna SA	12,636,194	34,152
	KRUK SA	256,141	29,222
	Enea SA	3,728,733	19,614
*,1	Modivo SA	744,507	18,505
[1]	Bank Handlowy w Warszawie SA	462,823	15,095
	Warsaw Stock Exchange	422,061	11,314
*,1	Cyfrowy Polsat SA	2,316,548	10,579
*,1	Jastrzebska Spolka Weglowa SA	773,068	5,186
*,1	Grupa Azoty SA	685,373	3,607
			2,472,867
Portugal (0.1%)
	EDP SA	43,753,965	225,303
	Banco Comercial Portugues SA	130,920,662	161,308
	Galp Energia SGPS SA	5,811,439	131,981
	Jeronimo Martins SGPS SA	4,008,109	80,382
	EDP Renewables SA	4,541,083	70,464
	Sonae SGPS SA	12,408,810	29,148
	REN - Redes Energeticas Nacionais SGPS SA	5,114,089	20,359
	NOS SGPS SA	2,647,783	14,737
[1]	Navigator Co. SA	3,079,816	11,577
	CTT-Correios de Portugal SA	1,121,269	7,975
[1]	Mota-Engil SGPS SA	1,150,954	6,151
	Semapa-Sociedade de Investimento e Gestao	200,114	4,645
	Corticeira Amorim SGPS SA	575,116	4,390
[1]	Altri SGPS SA	778,701	4,255
			772,675
Qatar (0.2%)
	Qatar National Bank QPSC	64,059,821	291,812
	Qatar Islamic Bank QPSC	26,652,248	159,161
	Industries Qatar QSC	29,115,575	84,486
	Commercial Bank PSQC	49,868,144	56,333
	Al Rayan Bank	91,734,576	50,119
	Ooredoo QPSC	13,730,600	47,156
	Qatar Gas Transport Co. Ltd.	40,237,335	45,728
	Qatar International Islamic Bank QSC	12,944,232	38,515
	Doha Bank QPSC	42,479,377	33,776
	Qatar Fuel QSC	8,575,919	32,714
	Nebras Energy	7,089,563	28,770
	Dukhan Bank	30,119,225	26,879
	Mesaieed Petrochemical Holding Co.	79,406,228	23,876
	Barwa Real Estate Co.	31,350,307	20,071
*	Estithmar Holding QPSC	14,938,018	17,287
	Vodafone Qatar PQSC	23,341,725	16,585
	Qatar Aluminum Manufacturing Co.	40,211,358	15,686
	Gulf International Services QSC	15,597,435	7,791
	Al Meera Consumer Goods Co. QSC	1,473,441	5,438

		Shares	Market Value ($000)
	United Development Co. QSC	23,971,493	5,253
*	Ezdan Holding Group QSC	23,048,679	5,145
			1,012,581
Romania (0.0%)
	Banca Transilvania SA	15,524,538	125,962
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,288,682	56,724
	Societatea Energetica Electrica SA	2,157,369	24,673
	Societatea Nationala Nuclearelectrica SA	764,153	10,840
*	MED Life SA	3,655,723	9,770
	One United Properties SA	587,905	4,447
	TTS Transport Trade Services SA	1,743,328	2,521
	Teraplast SA	25,392,008	2,454
			237,391
Russia (0.0%)
*,2	Mechel PJSC ADR	691,625	—
*,2	Surgutneftegas PAO ADR	626	—
*,2	Sistema AFK PAO GDR	697	—
*,2	Novatek PJSC GDR	7,017	—
*,2	Severstal PAO GDR	543,443	—
*,2	VTB Bank PJSC	2,863,670	—
*,2	GMK Norilskiy Nickel PAO ADR	366	—
*,2	Polyus PJSC GDR	618,167	—
*,2	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (0.8%)
	Al Rajhi Bank	43,290,621	722,468
[3]	Saudi Arabian Oil Co.	87,422,262	616,785
	Saudi National Bank	42,758,738	447,445
	Saudi Telecom Co.	27,772,301	319,299
*	Saudi Arabian Mining Co.	20,533,510	310,132
	Saudi Basic Industries Corp.	13,262,220	175,622
*	ACWA Power Co.	3,343,978	167,544
	Riyad Bank	28,777,626	156,086
	Alinma Bank	21,633,715	134,795
	Saudi Awwal Bank	14,593,482	131,860
	SABIC Agri-Nutrients Co.	3,434,580	112,749
	Banque Saudi Fransi	17,903,992	94,419
	Dr Sulaiman Al Habib Medical Services Group Co.	1,500,933	93,972
	Etihad Etisalat Co.	5,546,509	91,908
	Almarai Co. JSC	7,229,956	89,269
	Arab National Bank	12,930,536	74,825
	Bank AlBilad	10,824,607	70,986
	Elm Co.	354,980	64,379
	Saudi Energy Co.	11,506,369	52,063
	Bupa Arabia for Cooperative Insurance Co.	1,137,158	47,641
*	Umm Al Qura for Development & Construction Co.	10,312,429	44,998
	Jarir Marketing Co.	8,606,696	38,210
*	Dar Al Arkan Real Estate Development Co.	7,768,573	38,098
*	Jabal Omar Development Co.	8,483,471	36,204
	Co. for Cooperative Insurance	1,077,756	35,211
	Saudi Investment Bank	8,984,948	33,277
	Yanbu National Petrochemical Co.	4,039,728	33,057
	Makkah Construction & Development Co.	1,432,101	31,262
	Electrical Industries Co.	8,143,883	30,686
	Bank Al-Jazira	9,220,449	29,889
	SAL Saudi Logistics Services	575,139	26,550
	Riyadh Cables Group Co.	991,977	26,401
	Saudi Aramco Base Oil Co.	729,140	24,606
*	Rabigh Refining & Petrochemical Co.	6,131,060	24,341
	Saudi Tadawul Group Holding Co.	708,337	22,419
	Mouwasat Medical Services Co.	1,345,523	22,340
	Aldrees Petroleum & Transport Services Co.	726,281	22,214
	Ades Holding Co.	4,955,711	21,999
	Arabian Internet & Communications Services Co.	354,767	20,350
	Dallah Healthcare Co.	710,547	19,945
*	Rasan Information Technology Co.	554,899	19,258
*	Al Rajhi Co. for Co-operative Insurance	1,447,436	18,653
	Astra Industrial Group Co.	563,335	18,206

		Shares	Market Value ($000)
	Sahara International Petrochemical Co.	5,231,480	17,761
	Mobile Telecommunications Co. Saudi Arabia	6,407,029	17,679
	Taiba Investments Co.	3,565,019	16,958
	Saudi Industrial Investment Group	4,893,745	15,594
	Savola Group	2,185,606	15,177
	Nahdi Medical Co.	591,366	14,999
	Jamjoom Pharmaceuticals Factory Co.	399,038	14,530
*	flynas Co. SJSC	1,095,661	14,392
[3]	Arabian Centres Co.	3,459,465	14,379
*	Saudi Kayan Petrochemical Co.	10,736,139	14,315
	Al Moammar Information Systems Co.	219,206	14,122
	Saudi Chemical Co. Holding	6,083,626	13,129
	Al Masane Al Kobra Mining Co.	648,834	12,678
	Saudia Dairy & Foodstuff Co.	223,456	12,110
	East Pipes Integrated Co. for Industry	228,738	11,210
	Catrion Catering Holding Co.	591,017	10,990
	Power & Water Utility Co. for Jubail & Yanbu	1,093,974	10,985
*	National Industrialization Co.	4,812,326	10,889
*	Advanced Petrochemical Co.	1,853,153	10,867
*	Seera Group Holding	1,977,843	10,707
	National Co. for Learning & Education	302,311	10,201
	United Electronics Co.	564,668	9,963
	Qassim Cement Co.	860,601	9,898
	National Medical Care Co.	319,703	9,648
	Abdullah Al Othaim Markets Co.	6,791,130	9,312
	Saudi Ground Services Co.	1,281,510	9,240
	Retal Urban Development Co. Class A	3,388,212	9,208
*	Saudi Research & Media Group	575,333	9,098
	National Gas & Industrialization Co.	525,849	8,950
	Yamama Cement Co.	1,451,805	8,754
	Al Rajhi REIT	3,937,075	8,476
	Saudi Cement Co.	1,102,114	8,353
*,1	National Agriculture Development Co.	2,221,360	8,322
*	Arabian Drilling Co.	387,145	8,321
*	Saudi Real Estate Co.	1,932,815	8,207
	Al Hammadi Holding	1,172,502	8,106
*	Saudi Reinsurance Co.	1,236,684	7,891
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	784,287	7,313
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	867,709	7,247
	Arriyadh Development Co.	1,672,448	7,218
	Almoosa Health Co.	221,178	6,827
	AlKhorayef Water & Power Technologies Co.	255,434	6,812
*	Emaar Economic City	2,428,693	6,110
*	Arabian Contracting Services Co.	282,911	6,031
	Leejam Sports Co. JSC	278,853	5,931
	Etihad GO Telecom Co.	252,680	5,606
	United International Transportation Co.	748,421	5,534
*	Saudi Automotive Services Co.	501,803	5,145
	Southern Province Cement Co.	1,012,422	5,015
	Middle East Healthcare Co.	597,271	4,756
	Saudi Ceramic Co.	725,268	4,646
	BinDawood Holding Co.	3,677,792	4,539
	Yanbu Cement Co.	1,137,747	4,528
*	Jahez International Co.	1,450,885	4,364
	Eastern Province Cement Co.	609,597	4,133
	Arabian Cement Co.	700,051	4,129
	Al-Dawaa Medical Services Co.	377,225	4,089
*	Bawan Co.	434,344	3,948
*	Perfect Presentation For Commercial Services Co.	2,394,409	3,839
*	Advanced Building Industries Co.	421,883	3,019
			5,158,619
Singapore (1.0%)
	DBS Group Holdings Ltd.	29,835,387	1,721,405
	Oversea-Chinese Banking Corp. Ltd.	47,584,944	1,080,807
	United Overseas Bank Ltd.	17,829,193	602,967
	Singapore Telecommunications Ltd.	108,708,716	376,121
	Singapore Exchange Ltd.	12,061,543	229,944
	Keppel Ltd.	21,061,352	188,098
	CapitaLand Integrated Commercial Trust	93,198,104	180,873

		Shares	Market Value ($000)
	Singapore Technologies Engineering Ltd.	22,035,703	173,152
	Singapore Airlines Ltd.	22,641,456	135,822
	CapitaLand Ascendas REIT	59,764,268	119,707
	Wilmar International Ltd.	25,525,755	78,060
	CapitaLand Investment Ltd.	32,897,125	68,174
[1]	Sembcorp Industries Ltd.	12,841,217	55,231
	UOL Group Ltd.	6,963,459	53,732
	Venture Corp. Ltd.	4,215,861	52,529
[1]	Seatrium Ltd.	31,117,065	52,130
[1]	Keppel DC REIT	28,058,480	48,792
	Mapletree Logistics Trust	48,807,787	47,151
	SATS Ltd.	12,779,461	47,117
[1]	Mapletree Industrial Trust	29,855,903	44,927
[1]	Genting Singapore Ltd.	82,377,382	40,773
	City Developments Ltd.	6,292,920	38,487
[1]	Thai Beverage PCL	104,879,200	37,680
	Keppel REIT	52,247,165	37,480
	Suntec REIT	30,778,909	35,514
	Mapletree Pan Asia Commercial Trust	32,705,313	33,917
	NetLink NBN Trust	41,908,329	32,976
	Frasers Centrepoint Trust	18,142,653	32,095
[1]	ComfortDelGro Corp. Ltd.	30,491,604	31,872
	Frasers Logistics & Commercial Trust	40,860,628	31,541
	CapitaLand Ascott Trust	37,082,486	26,161
	Sheng Siong Group Ltd.	9,749,762	25,375
	Keppel Infrastructure Trust	58,792,939	24,968
[1]	Haw Par Corp. Ltd.	1,971,500	24,736
	AEM Holdings Ltd.	3,761,507	24,198
[1]	Parkway Life REIT	6,434,426	21,174
	Golden Agri-Resources Ltd.	90,164,095	20,032
[1]	Jardine Cycle & Carriage Ltd.	823,522	18,873
	UMS Integration Ltd.	10,385,870	18,441
	Lendlease Global Commercial REIT	38,140,657	17,538
	First Resources Ltd.	6,471,237	17,099
	ESR-REIT	8,066,343	16,480
[1]	iFAST Corp. Ltd.	2,273,831	16,113
	Hutchison Port Holdings Trust	71,745,260	13,856
[1]	Yangzijiang Maritime Development Ltd.	30,341,958	13,840
[1]	Olam Group Ltd.	12,649,055	13,805
	UOB-Kay Hian Holdings Ltd.	4,259,500	13,632
	Capitaland India Trust	16,308,013	13,474
	AIMS APAC REIT	9,310,251	11,620
[1]	Centurion Accommodation REIT	13,181,200	11,604
	Stoneweg Europe Stapled Trust	6,240,869	11,449
[1]	NTT DC REIT	10,914,900	10,036
[1]	StarHub Ltd.	10,479,257	8,981
	Starhill Global REIT	20,224,340	8,754
	SIA Engineering Co. Ltd.	3,601,941	8,710
	OUE REIT	30,629,846	8,474
[1]	CapitaLand China Trust	16,023,519	8,247
[1]	CDL Hospitality Trusts	12,179,068	7,551
	Raffles Medical Group Ltd.	10,825,995	7,431
[1]	Riverstone Holdings Ltd.	9,839,799	6,446
	Far East Hospitality Trust	14,040,138	6,295
	Digital Core REIT Management Pte. Ltd.	12,636,667	6,193
[1]	Singapore Post Ltd.	22,065,994	5,849
	Bumitama Agri Ltd.	3,958,991	5,058
	Nanofilm Technologies International Ltd.	4,407,070	3,647
	First REIT	18,490,633	3,315
[1]	Prime US REIT	15,504,726	2,429
[1]	KORE US REIT	12,136,006	2,172
[1]	COSCO SHIPPING International Singapore Co. Ltd.	22,492,552	2,085
*,1	Manulife US REIT	23,323,399	1,165
			6,196,380
South Africa (1.0%)
	Naspers Ltd.	11,378,549	597,859
	Anglogold Ashanti plc (XJSE)	6,664,547	503,992
	FirstRand Ltd.	78,318,944	468,392
	Gold Fields Ltd.	13,207,625	426,513

		Shares	Market Value ($000)
	Standard Bank Group Ltd.	19,102,598	380,372
	Capitec Bank Holdings Ltd.	1,289,724	368,261
	MTN Group Ltd.	25,409,443	315,003
	Valterra Platinum Ltd.	3,903,719	292,313
	Absa Group Ltd.	11,326,056	156,105
	Impala Platinum Holdings Ltd.	13,309,889	145,160
	Bid Corp. Ltd.	4,973,488	136,431
	Discovery Ltd.	8,109,354	128,970
	Harmony Gold Mining Co. Ltd.	8,072,446	127,368
	Sanlam Ltd.	23,488,189	125,050
	Shoprite Holdings Ltd.	6,848,708	119,119
	Nedbank Group Ltd.	6,684,099	113,066
*	Sasol Ltd.	9,318,750	110,431
	Sibanye Stillwater Ltd.	41,826,554	90,396
	Remgro Ltd.	7,429,128	87,298
	NEPI Rockcastle NV	8,828,769	81,268
	Northam Platinum Holdings Ltd.	5,365,180	76,824
	Bidvest Group Ltd.	4,799,355	72,010
[3]	Pepkor Holdings Ltd.	53,643,498	69,045
	Vodacom Group Ltd.	6,629,075	64,140
	OUTsurance Group Ltd.	12,630,167	63,218
	Anglogold Ashanti plc	774,237	61,412
	Growthpoint Properties Ltd.	50,427,757	53,937
	Reinet Investments SCA	1,942,919	52,783
	Aspen Pharmacare Holdings Ltd.	5,593,004	50,498
	Old Mutual Ltd.	62,000,432	50,153
	Clicks Group Ltd.	3,359,991	44,967
	Momentum Group Ltd.	17,483,645	43,531
	Exxaro Resources Ltd.	3,397,968	41,972
	Redefine Properties Ltd.	104,784,701	41,459
	Tiger Brands Ltd.	2,381,280	39,891
	Mr. Price Group Ltd.	3,833,443	39,476
	Woolworths Holdings Ltd.	12,724,157	36,192
	Vukile Property Fund Ltd.	17,898,469	27,387
	Fortress Real Estate Investments Ltd. Class B	16,702,343	25,641
	AVI Ltd.	4,687,465	25,568
	Investec Ltd.	2,814,824	24,350
	Resilient REIT Ltd.	4,270,490	21,530
	Hyprop Investments Ltd.	5,606,444	20,691
	Netcare Ltd.	17,479,273	20,023
[1]	Truworths International Ltd.	5,361,542	17,267
	Foschini Group Ltd.	4,623,662	15,910
	African Rainbow Minerals Ltd.	1,539,404	15,752
	Life Healthcare Group Holdings Ltd.	21,233,232	14,547
	DataTec Ltd.	2,769,354	14,214
	Omnia Holdings Ltd.	2,229,693	14,203
	Telkom SA SOC Ltd.	4,228,472	13,965
[1,3]	Dis-Chem Pharmacies Ltd.	7,503,383	13,643
	Grindrod Ltd.	8,231,890	13,314
	Santam Ltd.	541,726	13,251
	Motus Holdings Ltd.	2,056,893	13,098
	DRDGOLD Ltd.	6,306,014	12,894
[1]	Kumba Iron Ore Ltd.	802,810	12,743
	Equites Property Fund Ltd.	10,871,660	11,737
	AECI Ltd.	1,517,227	11,470
	Coronation Fund Managers Ltd.	4,346,080	11,167
	Attacq Ltd.	10,319,337	10,981
	JSE Ltd.	1,154,340	10,522
[1]	Boxer Retail Ltd.	2,229,237	10,515
*,1	Pick n Pay Stores Ltd.	8,529,528	9,827
	Thungela Resources Ltd. (XLON)	1,545,439	9,389
	Reunert Ltd.	2,506,788	8,881
	Ninety One Ltd.	3,231,363	8,880
[1]	We Buy Cars Holdings Ltd.	4,300,750	8,604
*,1	SPAR Group Ltd.	2,788,745	8,259
*	MAS plc	5,651,042	7,365
	Astral Foods Ltd.	553,854	7,124
*	Sappi Ltd.	8,801,371	6,340
*	KAP Ltd.	36,142,766	5,869
	Sun International Ltd.	1,708,883	5,493

		Shares	Market Value ($000)
*	Super Group Ltd.	4,746,077	5,460
	Wilson Bayly Holmes-Ovcon Ltd.	538,424	5,146
	Burstone Group Ltd.	7,985,084	4,742
	Afrimat Ltd.	1,590,186	2,653
	Thungela Resources Ltd.	250,462	1,539
	PPC Ltd.	2,278,453	1,028
			6,197,857
South Korea (5.6%)
	Samsung Electronics Co. Ltd.	67,976,330	11,831,608
	SK hynix Inc.	8,163,924	9,271,407
	SK Square Co. Ltd.	1,314,733	904,028
[1]	Samsung Electro-Mechanics Co. Ltd.	810,568	619,393
	KB Financial Group Inc.	5,016,791	587,150
[1]	Hyundai Motor Co.	1,979,141	524,387
	Shinhan Financial Group Co. Ltd.	6,214,452	431,407
	Hana Financial Group Inc.	3,860,463	333,695
[1]	NAVER Corp.	2,201,106	315,112
	Kia Corp.	3,457,053	311,689
	Hanwha Aerospace Co. Ltd.	477,311	306,428
*,1	Doosan Enerbility Co. Ltd.	6,519,878	298,799
	Hyundai Mobis Co. Ltd.	843,365	272,749
	Celltrion Inc.	2,112,900	272,294
[1]	Samsung C&T Corp.	1,166,063	271,649
	Samsung Life Insurance Co. Ltd.	1,173,719	246,035
*,1	Samsung SDI Co. Ltd.	865,336	235,961
	POSCO Holdings Inc.	1,068,908	230,801
	Woori Financial Group Inc.	9,929,277	229,856
	SK Inc.	531,486	198,561
	Samsung Fire & Marine Insurance Co. Ltd.	437,142	189,196
	KT&G Corp.	1,450,030	180,439
*,1,3	Samsung Biologics Co. Ltd.	173,944	178,960
[1]	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	658,527	174,878
[1]	LG Electronics Inc.	1,552,038	172,031
[1]	HD Hyundai Heavy Industries Co. Ltd.	473,840	158,649
*,1	LG Energy Solution Ltd.	699,579	158,266
[1]	HD Hyundai Electric Co. Ltd.	332,025	153,538
*	Samsung Heavy Industries Co. Ltd.	9,826,485	146,101
[1]	LS Electric Co. Ltd.	1,119,129	140,916
[1]	Alteogen Inc.	586,282	125,658
[1]	Hyosung Heavy Industries Corp.	76,647	124,568
*,1	Hanwha Ocean Co. Ltd.	2,102,435	124,465
	LG Chem Ltd.	674,958	119,547
	Kakao Corp.	4,531,912	116,792
	Hyundai Rotem Co. Ltd.	1,065,469	99,014
[1]	LIG Defense&Aerospace Co. Ltd.	196,715	96,119
[1]	Korea Aerospace Industries Ltd.	1,041,352	92,716
[1]	Hanmi Semiconductor Co. Ltd.	614,763	88,870
[1]	LG Corp.	1,260,754	87,410
[1]	Korea Investment Holdings Co. Ltd.	611,114	86,273
*,1	Meritz Financial Group Inc.	983,721	84,415
	HD Hyundai Co. Ltd.	608,804	83,598
[1]	Samsung SDS Co. Ltd.	579,835	81,738
[1]	Doosan Co. Ltd.	102,839	81,200
[1]	Ecopro Co. Ltd.	1,476,047	80,804
	Korea Electric Power Corp.	3,322,103	79,831
[1]	APR Corp.	356,996	79,230
*,1	SK Innovation Co. Ltd.	1,001,599	76,721
	Hyundai Glovis Co. Ltd.	546,802	74,991
[1]	LG Innotek Co. Ltd.	206,367	71,277
[1]	Hyundai Engineering & Construction Co. Ltd.	1,062,530	68,846
[1]	Mirae Asset Securities Co. Ltd.	2,866,631	68,099
[1]	Krafton Inc.	401,731	67,891
	Samsung E&A Co. Ltd.	2,288,020	67,730
[1]	Samsung Securities Co. Ltd.	918,801	62,277
[1]	DB Insurance Co. Ltd.	570,130	61,739
[1]	HMM Co. Ltd.	4,024,256	58,638
[1]	Ecopro BM Co. Ltd.	779,852	55,706
	S-Oil Corp.	609,119	54,550
[1]	Industrial Bank of Korea	3,666,382	52,565

		Shares	Market Value ($000)
[1]	Samyang Foods Co. Ltd.	60,950	49,693
[1]	Korea Zinc Co. Ltd.	71,136	48,505
	Coway Co. Ltd.	757,591	47,996
[1]	Korean Air Lines Co. Ltd.	2,699,325	47,821
[1]	Hanwha Systems Co. Ltd.	1,075,666	47,110
[1]	Hankook Tire & Technology Co. Ltd.	1,005,762	46,854
[1]	POSCO Future M Co. Ltd.	481,026	45,646
[1]	LS Corp.	248,139	44,781
[1]	KIWOOM Securities Co. Ltd.	216,321	43,194
[1]	KakaoBank Corp.	2,784,206	42,704
[1]	HYBE Co. Ltd.	351,396	41,135
[1]	Yuhan Corp.	804,757	41,094
[1]	IsuPetasys Co. Ltd.	791,896	39,760
[1]	JB Financial Group Co. Ltd.	2,168,894	39,557
	GS Holdings Corp.	636,459	39,377
	NH Investment & Securities Co. Ltd.	1,982,903	38,838
[1]	Amorepacific Corp.	425,200	38,342
[1]	HD Construction Equipment Co. Ltd.	441,593	37,673
	BNK Financial Group Inc.	3,587,749	37,602
*,1	HLB Co. Ltd.	1,764,760	37,545
[1]	LEENO Industrial Inc.	828,765	36,426
*,1	Rainbow Robotics	117,876	35,041
*,1	Hanwha Solutions Corp.	1,959,396	34,488
[1]	Daeduck Electronics Co. Ltd.	497,087	32,559
[1]	Jusung Engineering Co. Ltd.	388,010	32,021
[1]	HD Hyundai Marine Solution Co. Ltd.	247,589	31,444
*,1	SK Biopharmaceuticals Co. Ltd.	571,519	31,401
	LG Uplus Corp.	3,058,308	31,358
[1]	LG CNS Co. Ltd.	728,227	31,266
[1]	NC Corp.	186,413	30,308
[1]	Orion Corp.	327,937	30,074
[1]	Doosan Bobcat Inc.	722,239	29,732
*	ABLBio Inc.	619,570	28,719
*,1	LG Display Co. Ltd.	4,522,084	28,450
[1]	WONIK IPS Co. Ltd.	422,050	27,695
*,1	Peptron Inc.	309,328	27,424
[1]	LG H&H Co. Ltd.	136,863	27,346
	SK Telecom Co. Ltd.	471,136	26,623
[1]	Hanjin Kal Corp.	345,920	26,433
[1]	Eo Technics Co. Ltd.	125,156	25,378
[1]	PSK Inc.	286,563	25,237
*,1	Taihan Cable & Solution Co. Ltd.	1,582,069	25,174
[1]	DB HiTek Co. Ltd.	442,627	25,134
[1]	OCI Holdings Co. Ltd.	190,557	25,125
[1]	Shinsegae Inc.	86,763	25,104
[1]	Hyundai Autoever Corp.	98,325	24,600
*,1	Daewoo Engineering & Construction Co. Ltd.	2,862,009	24,558
[1]	Posco International Corp.	672,158	24,506
*,1	Samsung Episholdings Co. Ltd.	93,784	24,351
[1]	iM Financial Group Co. Ltd.	2,041,125	23,932
[1]	Sanil Electric Co. Ltd.	240,564	23,357
[1]	PharmaResearch Co. Ltd.	99,108	23,281
*,1	LigaChem Biosciences Inc.	381,247	22,998
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	840,825	22,366
[1]	HPSP Co. Ltd.	946,071	22,292
	Hyundai Steel Co.	1,225,552	22,256
*,1	L&F Co. Ltd.	440,692	22,198
[1,2]	Hanwha Corp.	358,766	21,940
[1]	Sam Chun Dang Pharm Co. Ltd.	211,827	21,844
*,1	Fadu Inc.	501,930	21,637
*,1	Hanwha Engine	798,246	21,422
[1]	Hanmi Pharm Co. Ltd.	91,445	21,080
[1]	SIMMTECH Co. Ltd.	366,097	20,405
*,1	Doosan Robotics Inc.	474,905	20,307
*,1	Jeju Semiconductor Corp.	443,575	19,223
	Korean Reinsurance Co.	1,976,568	18,991
*,1	Robotis Co. Ltd.	147,527	18,481
[1]	Youngone Corp.	296,866	18,442
*,1	SKC Co. Ltd.	370,951	18,213
[1]	Hansol Chemical Co. Ltd.	126,364	17,968

		Shares	Market Value ($000)
[1]	CJ Corp.	192,172	17,237
[1]	Kangwon Land Inc.	1,661,275	17,041
	Hyundai Elevator Co. Ltd.	360,676	16,879
[1]	KEPCO Engineering & Construction Co. Inc.	271,572	16,606
[1]	DL E&C Co. Ltd.	414,333	16,571
[1]	Kumho Petrochemical Co. Ltd.	208,369	16,561
[1]	D'Alba Global Co. Ltd.	107,099	16,354
[1]	KCC Corp.	61,919	16,299
*,1	OliX Pharmaceuticals Inc.	246,724	16,185
[1]	Eugene Technology Co. Ltd.	210,642	15,891
*,1	Kakaopay Corp.	523,298	15,481
[1]	TES Co. Ltd.	176,085	15,392
[1]	CJ CheilJedang Corp.	115,026	15,294
[1]	GS Engineering & Construction Corp.	946,957	15,053
[1]	E-MART Inc.	272,895	15,020
*,1	D&D PharmaTech Inc.	422,704	14,798
[1]	Hyundai Department Store Co. Ltd.	180,468	14,742
[1]	Cosmax Inc.	112,663	14,468
[1]	HL Mando Co. Ltd.	469,873	14,437
[1]	S-1 Corp.	291,008	14,412
*,1	Woori Technology Inc.	2,290,024	14,300
	Misto Holdings Corp.	454,203	14,252
[1]	Kolmar Korea Co. Ltd.	213,820	14,152
*,1	Hotel Shilla Co. Ltd.	465,020	14,044
*,1	Hanwha Vision Co. Ltd.	486,739	13,827
[1]	Koh Young Technology Inc.	736,949	13,725
[1]	Cheil Worldwide Inc.	1,019,538	13,467
[1]	Pan Ocean Co. Ltd.	3,505,674	13,283
[1]	Lotte Shopping Co. Ltd.	164,030	13,250
*,1	Mezzion Pharma Co. Ltd.	324,552	13,231
*,1	Hugel Inc.	81,344	13,119
*,1	SPG Co. Ltd.	201,218	13,076
	ISC Co. Ltd.	148,310	13,069
*,1	Hanall Biopharma Co. Ltd.	435,851	12,974
[1]	Iljin Electric Co. Ltd.	355,155	12,622
[1]	Hana Micron Inc.	627,943	12,620
*,1	Voronoi Inc.	162,076	12,579
[1]	NongShim Co. Ltd.	46,852	12,524
*,1	Seojin System Co. Ltd.	543,427	12,284
	Dongjin Semichem Co. Ltd.	459,194	12,251
[1]	JYP Entertainment Corp.	406,294	12,230
[1]	Poongsan Corp.	243,198	12,224
[1]	Park Systems Corp.	69,423	12,116
*,1	Hanwha Life Insurance Co. Ltd.	3,996,470	12,085
[1]	Silicon2 Co. Ltd.	508,391	11,999
*,1	Naturecell Co. Ltd.	775,949	11,817
*,1	Hanon Systems	5,212,629	11,807
*,1	Pearl Abyss Corp.	499,002	11,746
	ST Pharm Co. Ltd.	189,859	11,712
	Korea Electric Power Corp. ADR	942,313	11,261
[1]	SK REITs Co. Ltd.	2,919,708	11,212
[1]	Samsung Card Co. Ltd.	342,238	11,210
[1]	F&F Co. Ltd.	198,826	11,162
[1]	TechWing Inc.	394,478	11,143
[1]	BGF retail Co. Ltd.	127,651	11,064
*,1	HD-Hyundai Marine Engine	321,013	10,896
*,1	Kumho Tire Co. Inc.	2,158,190	10,776
[1]	Hyosung Corp.	106,348	10,576
*,1	ISU Specialty Chemical	289,810	10,448
[1]	Youngone Holdings Co. Ltd.	77,185	10,281
[1]	Lotte Chemical Corp.	261,396	10,191
[1]	Posco DX Co. Ltd.	766,908	10,182
*,1	Doosan Fuel Cell Co. Ltd.	595,098	10,143
[1,3]	Netmarble Corp.	376,906	10,071
[1]	KEPCO Plant Service & Engineering Co. Ltd.	318,551	9,938
[1]	LX International Corp.	379,925	9,912
[1]	Classys Inc.	344,981	9,880
	Kolon Industries Inc.	297,258	9,799
[1]	Soulbrain Co. Ltd.	55,241	9,566
*,1	Ecopro Materials Co. Ltd.	427,700	9,502

		Shares	Market Value ($000)
[1]	CS Wind Corp.	361,948	9,422
[1]	L&C Bio Co. Ltd.	259,027	9,320
	Korea Gas Corp.	383,534	9,249
[1]	Hyundai Wia Corp.	225,707	9,058
*,1	SK Bioscience Co. Ltd.	372,746	8,747
*,1	Oscotec Inc.	417,264	8,738
[1]	GS Retail Co. Ltd.	505,157	8,657
[1]	Celltrion Pharm Inc.	304,965	8,538
	Seegene Inc.	454,614	8,506
*,1	Orum Therapeutics Inc.	264,012	8,202
[1]	Caregen Co. Ltd.	209,883	8,072
[1]	Dongsuh Cos. Inc.	448,701	7,973
[1]	Daou Technology Inc.	308,250	7,855
[1]	Daejoo Electronic Materials Co. Ltd.	159,961	7,838
[1]	Hyundai GF Holdings	961,123	7,788
[1]	Hyosung TNC Corp.	36,529	7,778
[1]	SM Entertainment Co. Ltd.	161,869	7,732
*,1	BHI Co. Ltd.	272,999	7,615
	RFHIC Corp.	254,079	7,497
*,1	CosmoAM&T Co. Ltd.	334,912	7,482
[1]	Doosan Tesna Inc.	171,535	7,480
[1]	SL Corp.	204,630	7,443
*,1	HJ Shipbuilding & Construction Co. Ltd.	674,561	7,353
	IPARK Hyundai Development Co.	526,031	7,242
[1]	Tokai Carbon Korea Co. Ltd.	63,147	7,122
[1]	Han Kuk Carbon Co. Ltd.	468,564	6,990
[1]	Hanmi Science Co. Ltd.	280,338	6,958
[1]	Lotte Corp.	444,427	6,956
[1]	SK Networks Co. Ltd.	1,376,298	6,944
	Daishin Securities Co. Ltd.	380,123	6,779
[1]	CJ Logistics Corp.	130,513	6,741
*,1	Taesung Co. Ltd.	309,857	6,724
	LOTTE Fine Chemical Co. Ltd.	216,133	6,678
*,1	Hyulim ROBOT Co. Ltd.	1,567,195	6,675
[1]	GC Biopharma Corp.	79,614	6,425
	DoubleUGames Co. Ltd.	149,582	6,262
[1]	Amorepacific Holdings Corp.	347,154	6,165
*,1	Lotte Energy Materials Corp.	318,200	5,943
	S&S Tech Corp.	213,983	5,938
*,1	Chabiotech Co. Ltd.	1,017,816	5,937
[1]	Shinhan Alpha REIT Co. Ltd.	1,618,643	5,918
*	Lunit Inc.	915,268	5,858
[1]	SOLUM Co. Ltd.	609,476	5,742
[1]	People & Technology Inc.	283,571	5,582
[1]	Pharmicell Co. Ltd.	795,877	5,556
[1]	Hankook & Co. Co. Ltd.	316,565	5,458
	HK inno N Corp.	217,082	5,444
[1]	Chong Kun Dang Pharmaceutical Corp.	115,395	5,385
[1]	ESR Kendall Square REIT Co. Ltd.	2,331,224	5,380
*,1	Wonik Holdings Co. Ltd.	508,964	5,333
[1]	SK Gas Ltd.	33,757	5,319
[1]	Samwha Capacitor Co. Ltd.	111,182	5,293
[1]	LOTTE REIT Co. Ltd.	2,085,966	5,288
*,1	Foosung Co. Ltd.	848,690	5,219
[1]	Shinsung Delta Tech Co. Ltd.	257,376	5,203
[1]	HDC Holdings Co. Ltd.	373,645	5,170
[1]	Orion Holdings Corp.	290,810	5,157
[1]	Lotte Rental Co. Ltd.	187,183	5,137
*,1	Hyundai Bioscience Co. Ltd.	1,248,204	5,136
*,1	Curiox Biosystems Co. Ltd.	196,574	5,131
[1]	Daewoong Pharmaceutical Co. Ltd.	64,235	5,098
[1]	Hite Jinro Co. Ltd.	467,471	5,017
[1]	KC Tech Co. Ltd.	106,252	5,011
[1]	HAESUNG DS Co. Ltd.	151,328	4,942
*,1	Seers Co. Ltd.	300,536	4,923
*,1	Clobot Co. Ltd.	307,430	4,912
[1]	Otoki Corp.	21,555	4,888
*,1	Rznomics Inc.	287,088	4,801
*,1	Hanwha Investment & Securities Co. Ltd.	1,671,420	4,747
[1]	NHN Corp.	182,771	4,695

		Shares	Market Value ($000)
[1]	Solid Inc.	801,995	4,671
*	DL Holdings Co. Ltd.	155,722	4,645
*	Qurient Co. Ltd.	403,650	4,626
[1]	YG Entertainment Inc.	172,045	4,580
[1]	Sung Kwang Bend Co. Ltd.	243,921	4,575
[1]	Cheryong Electric Co. Ltd.	158,161	4,519
*,1	GI Innovation Inc.	874,152	4,507
[1]	Intellian Technologies Inc.	112,707	4,489
[1]	Paradise Co. Ltd.	655,158	4,421
[1]	NICE Information Service Co. Ltd.	449,541	4,418
*,1	LIVSMED Inc.	170,477	4,407
[1]	DongKook Pharmaceutical Co. Ltd.	359,550	4,386
[1]	InBody Co. Ltd.	136,458	4,366
*,1	SK oceanplant Co. Ltd.	503,719	4,356
*,1	Lotte Tour Development Co. Ltd.	540,306	4,341
*,1	Duk San Neolux Co. Ltd.	206,963	4,294
[1]	Innocean Worldwide Inc.	321,555	4,277
*,1	APRILBIO Co. Ltd.	276,781	4,252
[1]	SeAH Besteel Holdings Corp.	183,265	4,220
*,1	CJ CGV Co. Ltd.	1,115,149	4,198
[1]	LS Materials Ltd.	581,924	4,158
*,1	KMW Co. Ltd.	427,365	4,155
*,1	SHIFT UP Corp.	185,768	4,121
*,1,3	SK IE Technology Co. Ltd.	446,285	4,116
[1]	Harim Holdings Co. Ltd.	616,135	4,088
[1]	Lake Materials Co. Ltd.	541,303	4,051
*,1	Aimed Bio Inc.	285,391	4,010
[1]	SK Chemicals Co. Ltd.	144,825	3,947
[1]	LX Semicon Co. Ltd.	164,835	3,916
[1]	Korea Electric Terminal Co. Ltd.	91,120	3,914
[1]	SK Discovery Co. Ltd.	108,867	3,895
[1]	ENF Technology Co. Ltd.	136,409	3,885
	BH Co. Ltd.	362,272	3,754
*,1	ROKIT Healthcare Inc.	169,004	3,745
[1]	Lotte Chilsung Beverage Co. Ltd.	53,081	3,734
[1]	HS Hyosung Advanced Materials Corp.	33,209	3,708
*,1	SFA Semicon Co. Ltd.	1,109,187	3,693
	Medytox Inc.	73,275	3,672
[1]	Advanced Nano Products Co. Ltd.	133,490	3,664
*,1	G2GBIO Inc.	190,909	3,580
[1]	Daesang Corp.	288,557	3,563
*	Asiana Airlines Inc.	734,558	3,550
[1]	Yuanta Securities Korea Co. Ltd.	1,160,171	3,509
*,1	SFA Nexel Co. Ltd.	765,853	3,506
[1]	SOOP Co. Ltd.	103,006	3,435
[1]	Dongwon Industries Co. Ltd.	137,875	3,399
[1]	Binggrae Co. Ltd.	71,488	3,379
	Hana Tour Service Inc.	156,654	3,316
*,1	GemVax & Kael Co. Ltd.	473,625	3,316
*,1	OCI Co. Ltd.	68,919	3,293
*,1	Seoul Semiconductor Co. Ltd.	578,225	3,285
[1]	LX Holdings Corp.	610,194	3,285
[1]	Wemade Co. Ltd.	287,863	3,237
*	CJ ENM Co. Ltd.	146,977	3,216
*,1	Kakao Games Corp.	575,419	3,214
[1]	Ecopro HN Co. Ltd.	194,212	3,203
*,1	Hanwha General Insurance Co. Ltd.	805,049	3,164
*,1	Komipharm International Co. Ltd.	623,440	3,161
[1]	Hankook Shell Oil Co. Ltd.	8,985	3,154
*,1	Korea Line Corp.	2,384,687	3,122
	i-SENS Inc.	268,501	3,119
[1]	TK Corp.	205,351	3,113
[1]	Daewoong Co. Ltd.	272,033	3,089
[1]	SNT Motiv Co. Ltd.	167,560	3,085
[1]	Hanssem Co. Ltd.	113,371	3,076
[1]	Hanil Cement Co. Ltd.	314,708	3,059
*,1	SK Securities Co. Ltd.	2,219,586	3,053
[1]	DI Dong Il Corp.	185,382	3,039
	Hyundai Green Food	240,707	3,037
*,1	Enchem Co. Ltd.	247,468	3,034

		Shares	Market Value ($000)
[1]	Ahnlab Inc.	82,260	3,030
*,1	Dong-A Socio Holdings Co. Ltd.	49,279	3,029
[1]	JW Pharmaceutical Corp.	185,118	3,016
[1]	Korea Petrochemical Ind Co. Ltd.	50,603	2,984
[1]	GS P&L Co. Ltd.	121,581	2,971
[1]	TKG Huchems Co. Ltd.	285,183	2,957
*,1	Synopex Inc.	1,220,014	2,906
*,1	Tongyang Life Insurance Co. Ltd.	497,602	2,900
[1]	Sebang Global Battery Co. Ltd.	81,211	2,899
*,1	Danal Co. Ltd.	922,269	2,891
[1]	Bukwang Pharmaceutical Co. Ltd.	1,040,569	2,881
*,1	Inventage Lab Inc.	150,871	2,875
[1]	Il Dong Pharmaceutical Co. Ltd.	298,757	2,853
[1]	Seobu T&D	420,125	2,846
	Grand Korea Leisure Co. Ltd.	432,860	2,828
[1]	Hancom Inc.	238,090	2,823
[1]	Dongkuk Steel Mill Co. Ltd.	428,503	2,675
*,1	VT Co. Ltd.	324,816	2,644
[1]	MegaStudyEdu Co. Ltd.	92,492	2,639
[1]	NHN KCP Corp.	309,981	2,620
	E1 Corp.	42,595	2,614
*,1	Studio Dragon Corp.	173,306	2,609
*,1	Shin Poong Pharmaceutical Co. Ltd.	483,180	2,540
[1]	Handsome Co. Ltd.	184,711	2,530
[1]	Sungwoo Hitech Co. Ltd.	650,379	2,523
[1]	SFA Engineering Corp.	182,436	2,519
[1]	Innox Advanced Materials Co. Ltd.	186,760	2,516
[1]	LF Corp.	159,792	2,487
[1]	Dentium Co. Ltd.	92,108	2,464
	HL Holdings Corp.	92,932	2,428
[1]	Eugene Investment & Securities Co. Ltd.	843,338	2,415
*,1	Shinsung E&G Co. Ltd.	245,142	2,375
[1]	PI Advanced Materials Co. Ltd.	190,924	2,356
[1]	Com2uSCorp	114,078	2,354
[1]	Lotte Wellfood Co. Ltd.	32,583	2,344
*,1	Ananti Inc.	939,772	2,340
[1]	Samchully Co. Ltd.	27,852	2,300
*,1	Cosmochemical Co. Ltd.	372,267	2,277
*,1	Cafe24 Corp.	192,854	2,270
*,1	Eubiologics Co. Ltd.	407,730	2,262
[1]	Boryung	391,611	2,243
[1]	IS Dongseo Co. Ltd.	178,055	2,230
[1]	NEXTIN Inc.	112,106	2,209
[1]	Neowiz	169,664	2,170
[1]	Mcnex Co. Ltd.	175,953	2,162
[1]	GC Corp.	331,401	2,159
[1]	Unid Co. Ltd.	51,320	2,156
[1]	Kwang Dong Pharmaceutical Co. Ltd.	507,711	2,136
[1]	Solus Advanced Materials Co. Ltd.	477,694	2,126
[1]	Advanced Process Systems Corp.	170,112	2,122
[1]	Partron Co. Ltd.	564,076	2,118
*,1	Nexon Games Co. Ltd.	334,086	2,106
[1]	SD Biosensor Inc.	468,544	2,075
[1]	Posco M-Tech Co. Ltd.	291,182	2,055
[1]	Taekwang Industrial Co. Ltd.	3,467	2,043
*,1	Sungeel Hitech Co. Ltd.	103,962	2,034
*,2	JR Global REIT	2,677,048	2,004
*,1	HLB Life Science Co. Ltd.	1,403,991	1,975
[1]	Nexen Tire Corp.	455,439	1,961
*,1	Chunbo Co. Ltd.	89,328	1,947
[1]	HYUNDAI Corp.	109,431	1,942
[1]	KCC Glass Corp.	125,315	1,923
[1]	Samyang Holdings Corp.	46,910	1,888
[1]	Myoung Shin Industrial Co. Ltd.	416,959	1,878
[1]	INTOPS Co. Ltd.	152,700	1,807
*,1	Binex Co. Ltd.	397,773	1,779
	NICE Holdings Co. Ltd.	197,963	1,775
*,1	LX Hausys Ltd.	80,792	1,738
[1]	Dong-A ST Co. Ltd.	70,280	1,701
[1]	Korea United Pharm Inc.	135,763	1,700

		Shares	Market Value ($000)
*,1	Daea TI Co. Ltd.	1,018,705	1,683
[1]	Huons Co. Ltd.	94,688	1,614
*,2	Kum Yang Co. Ltd.	228,942	1,590
[1]	KISWIRE Ltd.	133,081	1,557
[1]	Youlchon Chemical Co. Ltd.	163,804	1,547
[1]	Young Poong Corp.	66,616	1,535
[1]	Webzen Inc.	186,052	1,527
[1]	Humedix Co. Ltd.	89,592	1,501
[1]	KH Vatec Co. Ltd.	222,831	1,493
*,1	Samyang Biopharmaceuticals Corp.	53,128	1,424
*	Jeju Air Co. Ltd.	475,400	1,374
[1]	GOLFZON Co. Ltd.	49,988	1,371
[1]	BNC Korea Inc.	819,321	1,357
[1]	TCC Steel	235,069	1,343
*,1	UniTest Inc.	236,682	1,341
*,1	Bioneer Corp.	302,594	1,327
[1]	Soulbrain Holdings Co. Ltd.	62,310	1,323
[1]	Samyang Corp.	41,747	1,292
[1]	Hanjin Logistics Corp.	122,369	1,279
*	Modetour Network Inc.	217,677	1,278
*,1	HLB Therapeutics Co. Ltd.	1,102,527	1,271
*,2	NKGen Biotech Korea Co. Ltd.	177,790	1,197
*,1	GC Cell Corp.	125,831	1,169
[1]	Huons Global Co. Ltd.	73,769	1,160
[1]	Hansae Co. Ltd.	175,738	1,119
*	DIO Corp.	129,501	1,102
[1]	Zinus Inc.	164,827	995
*	Genexine Inc.	576,089	994
*,1	Yungjin Pharmaceutical Co. Ltd.	1,079,190	875
*,1	CMG Pharmaceutical Co. Ltd.	1,577,434	805
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	284,463	789
*	Joongang Advanced Materials Co. Ltd.	1,170,551	748
*,1,2	Dawonsys Co. Ltd.	399,341	709
*,2	GeneOne Life Science Inc.	436,387	163
*	JS Link Inc.	7,990	158
			35,880,307
Spain (2.2%)
	Banco Santander SA	212,839,910	3,027,068
	Iberdrola SA	101,149,975	2,402,676
	Banco Bilbao Vizcaya Argentaria SA	82,916,849	2,324,318
	Industria de Diseno Textil SA	16,356,295	1,067,471
	CaixaBank SA	54,625,742	793,512
	Repsol SA	16,053,222	489,961
	Ferrovial NV	6,690,583	438,273
	Amadeus IT Group SA	6,365,164	392,839
	ACS Actividades de Construccion y Servicios SA	2,675,445	341,042
[3]	Aena SME SA	10,207,093	314,663
	Banco de Sabadell SA	69,261,805	265,912
[3]	Cellnex Telecom SA	8,322,610	258,534
	Naturgy Energy Group SA	6,791,528	226,564
	Telefonica SA	54,073,814	223,254
	Endesa SA	4,477,734	218,043
	Bankinter SA	9,401,354	172,937
	Merlin Properties Socimi SA	6,365,762	110,638
	Redeia Corp. SA	5,954,911	105,027
	Acciona SA	352,689	97,005
	Indra Sistemas SA	1,282,539	84,323
	Acerinox SA	3,445,939	69,386
	Mapfre SA	13,565,218	69,365
	Enagas SA	3,216,055	62,689
[3]	Unicaja Banco SA	16,260,058	62,524
[1]	Grifols SA	4,243,957	48,775
	Viscofan SA	667,615	44,236
	Puig Brands SA Class B	2,120,021	40,822
	Sacyr SA	7,181,642	39,040
	Logista Integral SA	844,947	36,047
	Colonial SFL Socimi SA	5,558,621	35,580
	Vidrala SA	322,039	32,571
	CIE Automotive SA	956,288	29,204

		Shares	Market Value ($000)
	Fluidra SA	1,265,328	28,136
	Elecnor SA	525,171	20,768
*	Tecnicas Reunidas SA	623,458	20,299
	Construcciones y Auxiliar de Ferrocarriles SA	249,786	19,754
*	Solaria Energia y Medio Ambiente SA	893,615	17,293
	Melia Hotels International SA	1,410,298	16,826
	Laboratorios Farmaceuticos Rovi SA	244,917	16,536
	Pharma Mar SA	179,352	16,355
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	10,175,763	15,029
	Almirall SA	1,090,126	13,992
*	Grenergy Renovables SA	129,151	13,704
	Ebro Foods SA	644,004	13,600
[3]	Neinor Homes SA	645,471	11,821
	Corp. ACCIONA Energias Renovables SA	422,436	10,576
[1]	HBX Group International plc	1,114,521	9,944
*	Distribuidora Internacional de Alimentacion SA	188,095	8,616
	Cirsa Enterprises SA	537,817	8,238
	Atresmedia Corp. de Medios de Comunicacion SA	1,251,231	7,504
[3]	Gestamp Automocion SA	1,959,986	6,616
	Prosegur Cia de Seguridad SA	1,352,289	4,709
*,1	Ence Energia y Celulosa SA	1,500,074	4,454
[1,3]	Global Dominion Access SA	1,321,908	4,316
[3]	Prosegur Cash SA	3,517,459	2,712
	Banco Santander SA (XMEX)	4	—
			14,216,097
Sweden (2.0%)
	Investor AB Class B	25,657,402	1,108,345
	Volvo AB Class B	23,094,058	883,388
	Atlas Copco AB Class A	37,914,724	801,132
	Sandvik AB	15,137,717	566,071
	Assa Abloy AB Class B	14,361,597	532,898
	Skandinaviska Enskilda Banken AB Class A	21,829,837	511,528
	Swedbank AB Class A	11,979,907	479,196
	Atlas Copco AB Class B	21,568,063	398,525
	Telefonaktiebolaget LM Ericsson Class B	40,260,472	396,030
	Svenska Handelsbanken AB Class A	20,791,346	317,912
	Investor AB Class A	7,237,339	307,106
	Hexagon AB Class B	30,982,591	305,816
	Saab AB Class B	4,565,523	286,888
	EQT AB	7,739,708	262,885
	Essity AB Class B	8,534,321	247,928
	Alfa Laval AB	4,104,580	242,901
	Epiroc AB Class A	8,966,456	229,870
	Boliden AB	4,137,941	208,211
	Telia Co. AB	33,948,652	157,325
	Industrivarden AB Class C	2,529,046	144,722
	Tele2 AB Class B	8,102,749	140,373
	Skanska AB Class B	4,911,912	137,830
*	Swedish Orphan Biovitrum AB	2,770,074	137,274
	SKF AB Class B	4,963,654	134,352
*,3	Evolution AB	1,756,842	134,084
	Epiroc AB Class B	5,941,661	130,274
	Trelleborg AB Class B	2,927,122	130,123
	AddTech AB Class B	3,480,282	126,634
	H & M Hennes & Mauritz AB Class B	6,361,662	116,506
	Lifco AB Class B	3,266,941	111,266
	Securitas AB Class B	6,860,486	110,209
	Nordnet AB publ	2,792,935	106,995
	Volvo AB Class A	2,754,864	105,607
	Indutrade AB	4,001,090	100,456
	Beijer Ref AB Class B	7,059,676	99,628
	Svenska Cellulosa AB SCA Class B	8,656,471	98,417
	SSAB AB Class B	8,732,456	91,978
	Nibe Industrier AB Class B	21,575,274	86,485
	Avanza Bank Holding AB	1,967,317	80,731
	Getinge AB Class B	3,165,902	78,911
	Industrivarden AB Class A	1,353,293	78,035
	Mycronic AB	2,263,015	74,775
	Castellum AB	5,016,601	70,410

		Shares	Market Value ($000)
	Lagercrantz Group AB Class B	2,793,801	65,695
	L E Lundbergforetagen AB Class B	1,032,987	62,047
	AAK AB	2,641,766	57,005
	Sectra AB Class B	1,969,244	55,274
*	Fastighets AB Balder Class B	10,094,296	55,248
	Loomis AB Class B	986,266	54,427
*	Verisure plc	4,293,430	53,387
	Sagax AB Class B	2,892,148	50,839
	Sweco AB Class B	2,939,027	41,493
	Investment AB Latour Class B	1,954,358	41,229
[3]	Bravida Holding AB	2,910,645	40,105
	Axfood AB	1,536,539	39,215
[1,3]	Thule Group AB	1,601,825	36,874
*	Camurus AB	556,587	36,310
	SSAB AB Class A	3,432,786	36,140
	Hexpol AB	3,857,606	35,906
*	Asmodee Group AB Class B	2,217,301	34,603
	Holmen AB Class B	1,013,296	34,364
[3]	Munters Group AB	1,908,079	33,964
	Alleima AB	2,844,161	33,802
*,3	Sinch AB	7,562,137	31,982
	Wihlborgs Fastigheter AB	3,896,076	31,687
	Pandox AB Class B	1,523,039	28,322
*,1	Electrolux AB Class B	9,637,583	28,217
	Granges AB	1,474,769	27,774
	AddLife AB Class B	1,607,432	27,324
	Asker Healthcare Group AB	3,202,183	27,247
	Bufab AB	1,908,019	26,955
	Catena AB	646,488	26,858
	Elekta AB Class B	5,041,630	25,649
	Billerud AB	3,130,189	24,959
	HMS Networks AB	457,015	23,671
	Peab AB Class B	2,366,705	23,443
	Clas Ohlson AB Class B	526,866	23,213
	Storskogen Group AB Class B	20,255,466	22,709
	Wallenstam AB Class B	5,105,934	22,170
	NCC AB Class B	1,234,474	22,036
	Fabege AB	2,713,259	21,279
	NOBA Bank Group AB	2,425,712	21,234
[3]	BioArctic AB Class B	611,490	20,878
	Bure Equity AB	761,782	20,851
[3]	Attendo AB	1,788,336	20,569
[3]	Scandic Hotels Group AB	2,269,284	20,192
*	Modern Times Group MTG AB Class B	1,443,958	19,837
	Husqvarna AB Class B	4,768,049	19,491
*,1	Volvo Car AB Class B	9,092,149	19,283
*	Kinnevik AB Class B	3,487,653	19,245
	Hufvudstaden AB Class A	1,491,793	18,997
	Altra Fastigheter AB	2,316,054	18,962
	NCAB Group AB	2,551,904	18,423
*,3	BoneSupport Holding AB	788,741	18,264
	Medicover AB Class B	758,193	17,968
	Intea Fastigheter AB Class B	2,233,762	17,262
	AQ Group AB	791,557	17,055
	MIPS AB	375,872	16,618
	Cibus Real Estate AB publ	1,098,591	16,576
	Electrolux Professional AB Class B	3,240,255	16,154
	Bilia AB Class A	987,217	15,993
	Cloetta AB Class B	2,631,405	15,801
[1]	Svenska Handelsbanken AB Class B	610,832	14,913
	AFRY AB	1,377,065	14,886
	Betsson AB Class B	1,533,565	14,822
*	Embracer Group AB Class B	2,026,494	14,368
*,1	Roko AB Class B	74,246	14,215
*,3	Boozt AB	807,545	14,176
	Nolato AB Class B	2,693,224	13,798
	Lindab International AB	1,026,520	13,379
*	Sdiptech AB Class B	504,201	12,817
	NP3 Fastigheter AB	458,578	12,751
	Systemair AB	1,402,360	12,312

		Shares	Market Value ($000)
	Instalco AB	3,130,558	12,307
	Vitec Software Group AB Class B	478,480	11,577
*,3	Dometic Group AB	4,619,672	11,540
	JM AB	890,717	11,526
	Invisio AB	509,415	11,130
*,1	Hexatronic Group AB	2,665,605	10,618
	Sagax AB	3,031,297	10,571
	Hemnet Group AB	1,192,800	10,531
	Ratos AB Class B	2,650,011	10,017
	Dios Fastigheter AB	1,441,215	9,961
	Vitrolife AB	1,090,633	9,860
*,1	Xvivo Perfusion AB	351,131	9,758
	SkiStar AB	556,291	9,747
*,1	Vimian Group AB	2,653,926	9,460
*	Norion Bank AB	1,491,870	9,170
	Atrium Ljungberg AB Class B	3,269,876	9,135
	Arjo AB Class B	2,888,480	8,216
	Troax Group AB	545,549	8,052
	Addnode Group AB Class B	1,806,409	7,277
	Truecaller AB Class B	3,860,713	7,139
	Platzer Fastigheter Holding AB Class B	858,882	6,642
	Investment AB Oresund	392,625	5,778
*,1	Better Collective A/S	444,547	5,655
[1]	Hacksaw AB	715,322	5,524
*,1	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	14,429,015	4,973
	Skandinaviska Enskilda Banken AB Class C	198,352	4,726
[1]	Corem Property Group AB Class B	10,504,166	2,794
	Fagerhult Group AB	1,075,686	1,968
*,1	Samhallsbyggnadsbolaget i Norden AB	1,785,938	1,153
	NCC AB Class A	25,075	447
*,2	OW Bunker A/S	129,331	—
			13,012,794
Switzerland (5.1%)
	Roche Holding AG	10,353,859	4,525,594
	Novartis AG (Registered)	27,443,364	4,291,920
	Nestle SA (Registered)	37,851,857	3,783,334
	UBS Group AG (Registered)	46,025,291	2,432,789
[1]	ABB Ltd. (Registered)	22,825,666	2,251,956
	Cie Financiere Richemont SA (Registered) Class A	7,835,711	1,851,907
	Zurich Insurance Group AG	2,201,856	1,677,216
	Swiss Re AG	4,341,636	722,514
	Lonza Group AG (Registered)	1,029,217	717,342
	Holcim AG	7,415,711	673,526
	Galderma Group AG	2,722,033	592,346
	Sika AG (Registered)	2,372,178	533,718
	Sandoz Group AG	6,116,765	498,625
	Alcon AG	7,179,589	493,089
	Swiss Life Holding AG (Registered)	411,368	485,413
	Givaudan SA (Registered)	113,222	452,532
	Amrize Ltd.	7,562,390	370,687
	Geberit AG (Registered)	486,094	320,288
	Helvetia Baloise Holding AG	1,129,543	302,909
[3]	VAT Group AG	398,193	298,039
	SGS SA (Registered)	2,446,326	289,881
	Swisscom AG (Registered)	374,648	287,897
	Julius Baer Group Ltd.	3,025,865	266,036
	Partners Group Holding AG	315,325	262,833
	Logitech International SA (Registered)	2,166,355	221,250
	Straumann Holding AG (Registered)	1,600,017	198,147
	Sonova Holding AG (Registered)	727,201	198,129
	Swiss Prime Site AG (Registered)	1,179,487	192,375
	Roche Holding AG (Bearer)	426,106	188,891
	Schindler Holding AG	597,855	188,193
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,593	187,577
	Kuehne + Nagel International AG (Registered)	682,075	173,698
	Chocoladefabriken Lindt & Spruengli AG	14,100	162,743
	Belimo Holding AG (Registered)	145,773	152,011
	Accelleron Industries AG	1,397,252	126,502
	PSP Swiss Property AG (Registered)	676,384	122,030

		Shares	Market Value ($000)
	EMS-Chemie Holding AG (Registered)	99,302	100,557
	Schindler Holding AG (Registered)	293,496	89,773
	Swatch Group AG	394,990	88,311
	Swissquote Group Holding SA (Registered)	1,689,851	88,040
*	SIG Group AG	4,801,203	87,245
	Avolta AG	1,421,502	85,339
	Flughafen Zurich AG (Registered)	284,798	83,717
[3]	Galenica AG	722,873	76,792
	Georg Fischer AG (Registered)	1,146,180	73,494
	Barry Callebaut AG (Registered)	52,050	72,517
	Adecco Group AG (Registered)	2,439,397	68,184
	Temenos AG (Registered)	780,895	64,958
	Banque Cantonale Vaudoise (Registered)	407,875	63,984
	Allreal Holding AG (Registered)	210,753	55,131
	Siegfried Holding AG (Registered)	561,404	52,675
	Inficon Holding AG (Registered)	249,313	50,298
	Huber + Suhner AG (Registered)	211,501	49,854
	BKW AG	286,369	47,309
	Cembra Money Bank AG	421,842	46,900
	Sulzer AG (Registered)	252,653	45,885
	Mobimo Holding AG (Registered)	104,380	45,154
	Valiant Holding AG (Registered)	228,757	44,717
	Comet Holding AG (Registered)	107,477	43,608
	Tecan Group AG (Registered)	185,752	42,927
	EFG International AG	2,136,488	42,508
	DKSH Holding AG	510,537	42,383
[1]	Bachem Holding AG	447,769	41,625
	Vontobel Holding AG (Registered)	382,854	40,970
	VZ Holding AG	209,566	40,207
	SFS Group AG	239,244	39,166
	Luzerner Kantonalbank AG (Registered)	277,922	38,333
	Sunrise Communications AG Class A	700,634	37,005
	Bucher Industries AG (Registered)	93,057	36,561
	Emmi AG (Registered)	31,981	34,353
	Clariant AG (Registered)	3,015,619	34,268
	Swatch Group AG (Registered)	734,244	32,900
	Berner Kantonalbank AG (Registered)	66,150	31,478
	St. Galler Kantonalbank AG (Registered)	39,106	31,463
	dormakaba Holding AG	426,566	30,736
	Burckhardt Compression Holding AG	50,415	30,220
*	ams-OSRAM AG	1,448,869	28,785
	Ypsomed Holding AG (Registered)	57,961	27,661
	Softwareone Holding AG	2,478,370	26,983
	Bossard Holding AG (Registered) Class A	91,840	25,731
	Kardex Holding AG (Registered)	87,126	25,640
	Stadler Rail AG	793,446	24,094
	Jungfraubahn Holding AG (Registered)	73,203	23,639
	Liechtensteinische Landesbank AG	161,039	22,485
*	Aryzta AG	337,366	22,164
	ALSO Holding AG (Registered)	87,954	21,043
	Landis+Gyr Group AG	370,662	20,997
	Burkhalter Holding AG	117,811	19,949
	Daetwyler Holding AG	107,305	18,259
	Implenia AG (Registered)	218,807	17,361
	Interroll Holding AG (Registered)	9,685	16,240
	Intershop Holding AG	75,990	16,183
	OC Oerlikon Corp. AG Pfaeffikon (Registered)	2,578,612	15,211
*	Dottikon Es Holding AG (Registered)	44,002	15,198
	Forbo Holding AG (Registered)	13,321	15,096
[3]	Medacta Group SA	87,363	14,321
	SKAN Group AG	182,449	13,258
*,3	Montana Aerospace AG	435,554	13,065
*,3	Sensirion Holding AG	134,368	12,198
*	Basilea Pharmaceutica AG Allschwil (Registered)	177,071	11,377
	Zehnder Group AG	124,582	10,455
	VP Bank AG Class A	87,610	10,374
*,3	PolyPeptide Group AG	186,773	10,150
[3]	SMG Swiss Marketplace Group AG	305,851	9,649
	Cosmo NV	114,199	8,494
	Cie Financiere Tradition SA	22,884	8,380

		Shares	Market Value ($000)
*,1,3	Medartis Holding AG	64,351	6,973
	Bell Food Group AG (Registered)	26,649	5,989
	Autoneum Holding AG	36,297	5,873
	TX Group AG	27,551	4,714
	APG SGA SA	16,881	4,168
*	Idorsia Ltd.	450,925	3,416
	Bystronic AG	18,217	3,143
[3]	Medmix AG	268,708	2,945
	Graubuendner Kantonalbank	117	344
			33,207,487
Taiwan (8.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	357,636,049	26,452,640
	MediaTek Inc.	21,614,980	2,302,595
	Delta Electronics Inc.	28,381,055	1,396,280
	Hon Hai Precision Industry Co. Ltd.	179,470,862	1,370,620
	ASE Technology Holding Co. Ltd.	48,716,461	831,322
	United Microelectronics Corp.	167,117,596	625,203
	Elite Material Co. Ltd.	4,269,358	612,878
	CTBC Financial Holding Co. Ltd.	259,601,922	518,149
	Fubon Financial Holding Co. Ltd.	122,246,413	487,271
	Accton Technology Corp.	7,273,839	471,468
	Unimicron Technology Corp.	19,370,848	454,498
	Cathay Financial Holding Co. Ltd.	139,677,646	434,716
	TS Financial Holding Co. Ltd.	343,834,130	378,597
	Yageo Corp.	23,122,834	348,029
[1]	Quanta Computer Inc.	38,754,771	344,759
	Nan Ya Plastics Corp.	72,188,133	342,990
	Chroma ATE Inc.	5,409,605	339,864
	Yuanta Financial Holding Co. Ltd.	161,611,665	337,152
	Asia Vital Components Co. Ltd.	4,695,462	330,222
	Mega Financial Holding Co. Ltd.	173,316,912	284,097
	E.Sun Financial Holding Co. Ltd.	223,140,211	266,142
[1]	Wiwynn Corp.	1,525,222	248,318
[1]	Asustek Computer Inc.	9,875,511	245,036
	SinoPac Financial Holdings Co. Ltd.	191,990,201	239,439
[1]	Wistron Corp.	44,270,757	237,424
[1]	Chunghwa Telecom Co. Ltd.	53,240,683	228,906
	KGI Financial Holding Co. Ltd.	230,990,422	218,235
	ASPEED Technology Inc.	494,626	216,026
[1]	MPI Corp.	1,263,020	201,042
[1]	King Slide Works Co. Ltd.	809,142	193,888
	First Financial Holding Co. Ltd.	163,923,320	186,227
	Lite-On Technology Corp.	28,688,470	181,807
[1]	Hua Nan Financial Holdings Co. Ltd.	134,894,993	181,192
[1]	Nanya Technology Corp.	16,745,607	179,031
[1]	Winbond Electronics Corp.	45,417,569	175,170
[1]	Largan Precision Co. Ltd.	1,376,346	170,622
[1]	Bizlink Holding Inc.	2,624,671	167,111
[1]	Uni-President Enterprises Corp.	72,260,160	164,317
	PharmaEssentia Corp.	4,627,182	150,539
[1]	Realtek Semiconductor Corp.	7,168,926	148,661
[1]	Innolux Corp.	107,763,809	147,890
	Zhen Ding Technology Holding Ltd.	11,194,707	140,460
	Global Unichip Corp.	1,177,747	134,865
	Jentech Precision Industrial Co. Ltd.	1,279,024	132,482
[1]	Novatek Microelectronics Corp.	8,375,121	132,365
[1]	Phison Electronics Corp.	2,651,540	130,497
	Taiwan Cooperative Financial Holding Co. Ltd.	152,869,741	130,263
	Taiwan Union Technology Corp.	3,709,804	124,212
	Gold Circuit Electronics Ltd.	5,045,431	120,930
	Advantech Co. Ltd.	6,721,803	114,497
	King Yuan Electronics Co. Ltd.	16,763,187	113,222
[1]	Alchip Technologies Ltd.	1,156,843	106,769
[1]	Formosa Plastics Corp.	60,504,724	101,737
[1]	Evergreen Marine Corp. Taiwan Ltd.	15,894,711	99,892
[1]	China Steel Corp.	161,710,008	94,612
[1]	Globalwafers Co. Ltd.	3,731,436	94,249
	Kinsus Interconnect Technology Corp.	4,820,092	91,394
[1]	Nan Ya Printed Circuit Board Corp.	3,131,310	86,214

		Shares	Market Value ($000)
*	Chang Hwa Commercial Bank Ltd.	110,823,918	86,159
	Formosa Chemicals & Fibre Corp.	49,167,681	85,618
	Far EasTone Telecommunications Co. Ltd.	26,002,973	84,413
	Airtac International Group	2,054,008	83,189
*,1	Powerchip Semiconductor Manufacturing Corp.	50,650,516	82,840
*	Macronix International Co. Ltd.	26,970,147	81,009
*,1	Gigabyte Technology Co. Ltd.	7,836,160	80,873
	United Integrated Services Co. Ltd.	2,392,603	80,071
	Vanguard International Semiconductor Corp.	17,423,369	79,875
	Shanghai Commercial & Savings Bank Ltd.	56,129,788	78,715
[1]	Compeq Manufacturing Co. Ltd.	15,325,693	78,411
[1]	International Games System Co. Ltd.	3,197,052	76,508
[1]	Pegatron Corp.	28,977,541	74,982
*	WPG Holdings Ltd.	21,794,420	74,722
[1]	eMemory Technology Inc.	990,253	74,400
[1]	TCC Group Holdings Co. Ltd.	98,026,758	73,399
	Tripod Technology Corp.	6,429,270	72,188
	Taiwan Mobile Co. Ltd.	20,703,541	71,904
[1]	Powertech Technology Inc.	9,989,231	71,419
[1]	Hotai Motor Co. Ltd.	4,159,817	71,391
[1]	Inventec Corp.	37,352,257	70,133
[1]	WT Microelectronics Co. Ltd.	11,513,360	69,488
*	Lotes Co. Ltd.	1,217,173	68,599
	Compal Electronics Inc.	60,137,070	66,135
	Chailease Holding Co. Ltd.	19,225,818	66,001
[1]	E Ink Holdings Inc.	11,361,378	65,740
	WinWay Technology Co. Ltd.	370,387	65,011
[1]	Silergy Corp.	4,842,251	60,313
[1]	LandMark Optoelectronics Corp.	1,207,970	58,443
	Taiwan Business Bank	103,771,872	58,236
[1]	President Chain Store Corp.	7,761,379	53,746
[1]	Eva Airways Corp.	39,968,142	53,325
[1]	AUO Corp.	72,823,210	53,324
	Synnex Technology International Corp.	18,264,184	52,382
[1]	ADATA Technology Co. Ltd.	4,133,505	49,507
	L&K Engineering Co. Ltd.	2,295,386	49,396
*,1	Caliway Biopharmaceuticals Co. Ltd.	14,844,000	47,024
[1]	Wan Hai Lines Ltd.	17,702,274	46,175
	Innodisk Corp.	1,172,399	45,264
[1]	Walsin Lihwa Corp.	46,000,543	44,144
[1]	Win Semiconductors Corp.	5,001,163	44,124
*,1	Fortune Electric Co. Ltd.	2,025,410	43,771
[1]	Micro-Star International Co. Ltd.	9,932,460	43,035
[1]	Acter Group Corp. Ltd.	1,509,168	42,465
[1]	Hiwin Technologies Corp.	4,335,687	40,350
[1]	Yang Ming Marine Transport Corp.	25,615,962	40,075
	TA Chen Stainless Pipe	28,469,794	37,958
[1]	Catcher Technology Co. Ltd.	6,726,062	37,786
	Far Eastern New Century Corp.	45,059,307	37,758
[1]	Topco Scientific Co. Ltd.	2,458,440	37,525
[1]	Sino-American Silicon Products Inc.	7,909,540	37,441
[1]	Acer Inc.	41,824,269	37,061
	Sigurd Microelectronics Corp.	6,478,585	36,811
[1]	Formosa Petrochemical Corp.	16,865,003	36,422
	Taichung Commercial Bank Co. Ltd.	56,439,613	35,702
[1]	WNC Corp.	5,263,441	35,276
[1]	Teco Electric & Machinery Co. Ltd.	17,797,034	35,146
[1]	Asia Cement Corp.	34,411,280	35,067
	Syntec Technology Co. Ltd.	562,009	34,688
[1]	Mitac Holdings Corp.	12,929,727	34,547
[1]	Chipbond Technology Corp.	8,825,255	34,362
	Ardentec Corp.	6,299,391	33,876
[1]	Fositek Corp.	774,683	31,684
	China Airlines Ltd.	44,403,442	30,783
[1]	Chenbro Micom Co. Ltd.	956,000	30,379
	AP Memory Technology Corp.	1,512,146	30,345
[1]	Kinik Co.	1,556,479	30,281
	Kaori Heat Treatment Co. Ltd.	1,150,344	30,155
[1]	Sinbon Electronics Co. Ltd.	3,281,391	29,691
*,1	All Ring Tech Co. Ltd.	1,066,000	29,575

		Shares	Market Value ($000)
[1]	Voltronic Power Technology Corp.	1,000,425	29,350
	Eclat Textile Co. Ltd.	2,739,128	29,299
[1]	Nien Made Enterprise Co. Ltd.	2,459,202	28,995
[1]	Chicony Electronics Co. Ltd.	8,469,280	27,583
[1]	Highwealth Construction Corp.	20,194,658	27,391
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,784,593	27,255
	Walsin Technology Corp.	4,150,615	27,133
[1]	EZconn Corp.	776,000	27,077
[1]	Co-Tech Development Corp.	2,995,000	26,672
[1]	Holy Stone Enterprise Co. Ltd.	1,936,982	26,307
[1]	Simplo Technology Co. Ltd.	2,426,139	26,221
[1]	AURAS Technology Co. Ltd.	952,000	26,000
[1]	ITEQ Corp.	3,242,177	25,870
[1]	Universal Microwave Technology Inc.	881,000	25,777
*	Capital Securities Corp.	24,335,982	25,470
[1]	Foxconn Technology Co. Ltd.	14,486,233	25,082
[1]	Transcend Information Inc.	2,754,325	24,461
[1]	Pou Chen Corp.	32,889,366	24,333
[1]	Cheng Shin Rubber Industry Co. Ltd.	25,150,063	23,683
	Advanced Echem Materials Co. Ltd.	1,063,432	23,318
[1]	Visual Photonics Epitaxy Co. Ltd.	2,663,609	23,290
	Taiwan High Speed Rail Corp.	28,984,487	23,261
[1]	Shihlin Electric & Engineering Corp.	3,849,293	23,055
[1]	Chunghwa Precision Test Tech Co. Ltd.	301,368	22,710
[1]	Makalot Industrial Co. Ltd.	3,312,650	22,455
[1]	Eternal Materials Co. Ltd.	12,126,575	22,211
[1]	ASMedia Technology Inc.	544,775	21,882
[1]	Solar Applied Materials Technology Corp.	7,129,689	21,802
[1]	Elite Advanced Laser Corp.	1,941,862	21,738
*,1	Wafer Works Corp.	8,081,195	21,516
	Grand Process Technology Corp.	298,701	21,432
	Mega Union Technology Inc.	939,464	20,701
[1]	Getac Holdings Corp.	5,785,752	20,154
[1]	LuxNet Corp.	1,812,000	20,055
[1]	Marketech International Corp.	1,405,000	19,998
*,1	Taiwan Glass Industry Corp.	14,418,615	19,925
[1]	Browave Corp.	1,210,250	19,547
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,579,717	19,408
[2]	Poya International Co. Ltd.	869,748	19,356
*	IBF Financial Holdings Co. Ltd.	39,964,105	19,282
	Ruentex Development Co. Ltd.	23,003,304	19,144
[1]	Supreme Electronics Co. Ltd.	7,783,682	19,044
[1]	VisEra Technologies Co. Ltd.	1,478,000	19,044
[1]	C Sun Manufacturing Ltd.	1,306,090	19,006
*	Yankey Engineering Co. Ltd.	918,490	18,283
[1]	Elan Microelectronics Corp.	3,952,344	18,223
[1]	Parade Technologies Ltd.	1,061,732	18,194
[1]	Genius Electronic Optical Co. Ltd.	1,226,565	18,006
	Ennoconn Corp.	1,442,996	17,956
[1]	Dynapack International Technology Corp.	2,027,479	17,926
[1]	Lien Hwa Industrial Holdings Corp.	14,406,225	17,878
[1]	XinTec Inc.	2,143,714	17,776
[1]	ChipMOS Technologies Inc.	8,139,348	17,771
[1]	Test Research Inc.	2,128,878	17,379
	Far Eastern International Bank	41,627,876	17,331
[1]	TXC Corp.	3,745,090	17,102
[1]	President Securities Corp.	12,845,059	17,062
[1]	Topoint Technology Co. Ltd.	1,743,000	17,049
*,1	FOCI Fiber Optic Communications Inc.	1,174,211	16,962
[1]	Radiant Opto-Electronics Corp.	6,582,517	16,661
[1]	Phoenix Silicon International Corp.	2,236,473	16,587
	Tung Ho Steel Enterprise Corp.	6,928,069	15,932
	United Microelectronics Corp. ADR	830,537	15,805
[1]	Great Wall Enterprise Co. Ltd.	8,982,455	15,538
[1]	Taiwan Surface Mounting Technology Corp.	3,597,113	15,394
	Shinkong Insurance Co. Ltd.	3,086,000	15,334
[1]	Pan Jit International Inc.	4,326,398	15,259
[1]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,822,575	15,113
[1]	Kinpo Electronics	16,542,193	15,086
[1]	I-Chiun Precision Industry Co. Ltd.	2,654,016	15,036

		Shares	Market Value ($000)
[1]	Ruentex Industries Ltd.	9,182,322	14,810
[1]	Faraday Technology Corp.	3,261,216	14,806
[1]	Qisda Corp.	17,221,462	14,442
	Wisdom Marine Lines Co. Ltd.	5,863,487	14,173
*	Mercuries Life Insurance Co. Ltd.	45,893,703	13,997
*,1	Fulltech Fiber Glass Corp.	6,956,922	13,997
[1]	Sanyang Motor Co. Ltd.	6,993,689	13,978
*,1	Tatung Co. Ltd.	18,418,039	13,772
[1]	Taiflex Scientific Co. Ltd.	2,621,592	13,614
	Scientech Corp.	692,000	13,602
	Taiwan Cogeneration Corp.	7,504,763	13,545
	YFY Inc.	15,123,047	13,524
[1]	Primax Electronics Ltd.	6,720,882	13,519
[1]	Longwell Co.	2,112,000	13,387
	Sitronix Technology Corp.	1,610,567	13,087
[1]	Feng TAY Enterprise Co. Ltd.	6,189,817	13,054
[1]	Advanced Energy Solution Holding Co. Ltd.	457,450	12,800
[1]	Ennostar Inc.	8,684,740	12,797
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	3,192,349	12,781
[1]	Greatek Electronics Inc.	4,172,961	12,733
[1]	Taiwan Fertilizer Co. Ltd.	8,989,225	12,703
[1]	Tong Hsing Electronic Industries Ltd.	2,602,494	12,628
[1]	Tong Yang Industry Co. Ltd.	5,737,142	12,579
[1]	Shin Zu Shing Co. Ltd.	2,404,082	12,576
[1]	AcBel Polytech Inc.	9,638,328	12,446
[1]	Asia Optical Co. Inc.	3,157,519	12,350
*,1	GCS Holdings Inc.	1,165,000	12,274
	Huaku Development Co. Ltd.	4,070,674	12,241
*,1	Starlux Airlines Co. Ltd.	18,093,220	12,095
	U-Ming Marine Transport Corp.	6,244,610	12,040
	Feng Hsin Steel Co. Ltd.	5,980,000	12,018
[1]	Bora Pharmaceuticals Co. Ltd.	1,012,907	11,991
[1]	Giant Manufacturing Co. Ltd.	4,565,931	11,907
[1]	HTC Corp.	9,665,079	11,848
*,1	Jinan Acetate Chemical Co. Ltd.	8,003,270	11,802
[1]	Taiwan Secom Co. Ltd.	3,501,339	11,801
*,1	China Petrochemical Development Corp.	50,428,204	11,760
[1]	Fusheng Precision Co. Ltd.	1,498,000	11,725
[1]	Foxsemicon Integrated Technology Inc.	1,295,131	11,707
[1]	Pixart Imaging Inc.	1,975,804	11,631
	Chunghwa Telecom Co. Ltd. ADR	270,368	11,520
[1]	Dynamic Holding Co. Ltd.	3,741,909	11,385
[1]	Goldsun Building Materials Co. Ltd.	11,756,982	11,315
	Arcadyan Technology Corp.	2,114,082	11,192
	AUO Corp. ADR	1,532,773	11,005
	Gudeng Precision Industrial Co. Ltd.	906,969	10,972
[1]	Systex Corp.	2,290,140	10,841
*,1	HannStar Display Corp.	28,721,793	10,804
[1]	Wiselink Co. Ltd.	3,925,218	10,695
[1]	Lotus Pharmaceutical Co. Ltd.	1,991,189	10,660
[1]	Machvision Inc.	561,852	10,545
[1]	Ta Ya Electric Wire & Cable	10,022,080	10,390
[1]	Global Brands Manufacture Ltd.	4,149,084	10,377
	Union Bank of Taiwan	16,022,715	10,235
[1]	Unitech Printed Circuit Board Corp.	9,133,693	10,112
*,1	Everlight Electronics Co. Ltd.	5,233,687	10,075
[1]	Shinkong Synthetic Fibers Corp.	15,791,312	10,037
*,1	Nuvoton Technology Corp.	2,820,000	9,989
*	United Renewable Energy Co. Ltd.	20,079,408	9,986
	CTCI Corp.	9,202,219	9,958
[1]	JPC connectivity Inc.	1,125,887	9,886
[1]	Taiwan Acceptance Corp.	3,843,764	9,720
*,1	Thunder Tiger Corp.	1,917,465	9,594
[1]	Center Laboratories Inc.	8,181,087	9,543
*,1	Etron Technology Inc.	4,247,767	9,275
[1]	Airoha Technology Corp.	588,000	9,267
[1]	Allis Electric Co. Ltd.	3,094,016	9,263
	Evergreen Aviation Technologies Corp.	1,644,000	9,237
[1]	Sercomm Corp.	3,642,250	9,217
[1]	momo.com Inc.	1,197,153	9,011

		Shares	Market Value ($000)
[1]	Nichidenbo Corp.	2,362,000	8,928
[1]	WUS Printed Circuit Co. Ltd.	2,058,785	8,910
*,1	Silicon Integrated Systems Corp.	5,899,083	8,834
	Wah Lee Industrial Corp.	2,551,768	8,791
*,1	SDI Corp.	1,967,876	8,687
[1]	Cleanaway Co. Ltd.	11,193,590	8,547
[1]	ITE Technology Inc.	2,210,399	8,445
[1]	Coretronic Corp.	3,737,212	8,420
[1]	Chang Wah Technology Co. Ltd.	4,193,000	8,329
	Weikeng Industrial Co. Ltd.	6,091,000	8,286
[1]	Merry Electronics Co. Ltd.	3,311,590	8,199
[1]	Via Technologies Inc.	3,798,909	8,175
[1]	Century Iron & Steel Industrial Co. Ltd.	2,511,000	8,062
[1]	Charoen Pokphand Enterprise	2,504,374	8,047
	Shiny Chemical Industrial Co. Ltd.	1,703,500	7,843
[1]	Farglory Land Development Co. Ltd.	3,887,158	7,780
[1]	Taiwan Speciality Chemicals Corp.	1,163,000	7,673
[1]	Formosa Sumco Technology Corp.	947,000	7,669
[1]	TPK Holding Co. Ltd.	4,542,313	7,601
[1]	Wowprime Corp.	1,037,593	7,501
[1]	Nan Pao Resins Chemical Co. Ltd.	785,000	7,449
[1]	G Shank Enterprise Co. Ltd.	2,146,335	7,404
[1]	Orient Semiconductor Electronics Ltd.	5,999,208	7,390
[1]	Global Mixed Mode Technology Inc.	967,342	7,294
*,1	HERON NEUTRON MEDICAL Corp.	677,000	7,286
[1]	Far Eastern Department Stores Ltd.	10,591,887	7,264
[1]	Ability Enterprise Co. Ltd.	3,698,284	7,247
[1]	Hannstar Board Corp.	3,541,604	7,223
[1]	Yulon Motor Co. Ltd.	8,339,958	7,190
[1]	Merida Industry Co. Ltd.	2,986,004	7,101
	Cheng Loong Corp.	10,941,761	7,084
[1]	Pan-International Industrial Corp.	5,508,613	6,923
[1]	TTY Biopharm Co. Ltd.	2,973,457	6,826
[1]	First Hi-Tec Enterprise Co. Ltd.	1,121,000	6,820
[1]	Daxin Materials Corp.	710,227	6,760
	Chang Wah Electromaterials Inc.	4,857,000	6,750
[1]	Stark Technology Inc.	1,318,000	6,731
[1]	EVERGREEN Steel Corp.	2,509,000	6,729
[1]	Ruentex Engineering & Construction Co.	1,319,000	6,639
[1]	Thinking Electronic Industrial Co. Ltd.	996,000	6,624
[1]	Gloria Material Technology Corp.	6,749,126	6,610
[1]	Taiwan Semiconductor Co. Ltd.	3,014,342	6,596
*,1	Chung Hung Steel Corp.	12,810,000	6,561
[1]	Anpec Electronics Corp.	806,000	6,509
[1]	Nan Kang Rubber Tire Co. Ltd.	6,367,201	6,506
[1]	Advanced Wireless Semiconductor Co.	1,943,030	6,467
*,1	FLEXium Interconnect Inc.	4,227,334	6,357
[1]	Chong Hong Development Co. Ltd.	2,646,322	6,342
*,1	Ability Opto-Electronics Technology Co. Ltd.	1,193,145	6,278
	O-Bank Co. Ltd.	19,747,547	6,250
*	CSBC Corp. Taiwan	10,609,257	6,183
[1]	Fitipower Integrated Technology Inc.	1,345,121	6,172
[1]	Standard Foods Corp.	6,833,849	6,167
[1]	AmTRAN Technology Co. Ltd.	7,647,615	6,146
[1]	Sporton International Inc.	1,038,138	6,141
[1]	Zero One Technology Co. Ltd.	1,821,000	6,137
[1]	Sakura Development Co. Ltd.	4,654,032	6,105
[1]	Raydium Semiconductor Corp.	874,000	6,080
[1]	Clevo Co.	4,695,546	6,042
*,1	BES Engineering Corp.	16,502,813	6,013
[1]	Solomon Technology Corp.	1,619,000	5,986
	Formosa Taffeta Co. Ltd.	11,254,498	5,957
*,1	Oneness Biotech Co. Ltd.	4,600,407	5,929
[1]	China Motor Corp.	3,602,222	5,895
	Tainan Spinning Co. Ltd.	15,737,940	5,886
*,1	Episil Technologies Inc.	3,709,233	5,855
*	Pegavision Corp.	587,542	5,846
[1]	Sinon Corp.	4,851,000	5,837
*,1	Everlight Chemical Industrial Corp.	5,946,329	5,771
[1]	Chin-Poon Industrial Co. Ltd.	5,113,799	5,728

		Shares	Market Value ($000)
	Synmosa Biopharma Corp.	6,371,276	5,701
[1]	Flytech Technology Co. Ltd.	1,467,785	5,616
[1]	Gemtek Technology Corp.	5,910,668	5,565
[1]	Run Long Construction Co. Ltd.	5,454,656	5,554
[1]	Depo Auto Parts Ind Co. Ltd.	1,336,025	5,516
	Hotai Finance Co. Ltd.	2,904,724	5,492
*,1	General Interface Solution GIS Holding Ltd.	3,219,276	5,407
	Cathay Real Estate Development Co. Ltd.	7,962,505	5,402
	Brighton-Best International Taiwan Inc.	4,732,367	5,402
[1]	Ichia Technologies Inc.	3,395,439	5,395
[1]	Kindom Development Co. Ltd.	5,040,035	5,386
*,1	Grand Pacific Petrochemical	15,548,951	5,381
[1]	Quanta Storage Inc.	2,618,136	5,342
*,1	TSEC Corp.	7,374,803	5,336
[1]	China Steel Chemical Corp.	2,132,245	5,314
	TSRC Corp.	8,126,009	5,285
[1]	UPI Semiconductor Corp.	865,000	5,244
[1]	JSL Construction & Development Co. Ltd.	2,758,568	5,182
*,1	Medigen Vaccine Biologics Corp.	3,646,336	5,156
[1,2]	Materials Analysis Technology Inc.	754,511	5,145
[1]	Evergreen International Storage & Transport Corp.	3,471,896	5,042
[1]	Taiwan Paiho Ltd.	3,555,592	4,999
*,1	Sunplus Technology Co. Ltd.	6,584,752	4,992
[1]	Tyntek Corp.	3,275,095	4,987
*,1	Yieh Phui Enterprise Co. Ltd.	11,867,813	4,987
	Kenda Rubber Industrial Co. Ltd.	8,912,097	4,978
[1]	Formosa International Hotels Corp.	894,756	4,917
[1]	Cheng Uei Precision Industry Co. Ltd.	4,731,595	4,898
[1]	Universal Cement Corp.	5,922,240	4,883
[1]	Kuo Toong International Co. Ltd.	3,059,809	4,872
[1]	Taiwan Sakura Corp.	1,921,006	4,857
[1]	Promate Electronic Co. Ltd.	3,324,564	4,845
[1]	Altek Corp.	4,066,710	4,788
[1]	CyberPower Systems Inc.	715,000	4,757
[1]	Grape King Bio Ltd.	1,718,683	4,726
[1]	Chicony Power Technology Co. Ltd.	2,011,000	4,726
	TA-I Technology Co. Ltd.	1,452,535	4,722
	China Bills Finance Corp.	9,096,028	4,711
[1]	Kaimei Electronic Corp.	1,345,200	4,692
*,1	Hota Industrial Manufacturing Co. Ltd.	3,267,801	4,690
[1]	Zyxel Group Corp.	3,720,952	4,683
[1]	Topkey Corp.	919,000	4,679
[1]	Ton Yi Industrial Corp.	9,975,324	4,610
*,1	TaiMed Biologics Inc.	2,712,263	4,601
	Adlink Technology Inc.	1,325,484	4,585
[1]	Fulgent Sun International Holding Co. Ltd.	2,029,102	4,562
	Lian HWA Food Corp.	1,812,580	4,551
*,1	Johnson Health Tech Co. Ltd.	1,198,092	4,536
[1]	Intelligo Technology Inc.	464,000	4,515
[1]	M31 Technology Corp.	374,276	4,474
[1]	CMC Magnetics Corp.	14,691,698	4,472
*,1	D-Link Corp.	6,872,584	4,471
[1]	Hu Lane Associate Inc.	1,245,991	4,448
*,1	Andes Technology Corp.	653,000	4,417
*,1	China Man-Made Fiber Corp.	16,529,236	4,384
[1]	Chenming Electronic Technology Corp.	1,847,325	4,367
[1]	FocalTech Systems Co. Ltd.	2,906,403	4,355
[1]	YungShin Global Holding Corp.	2,627,898	4,347
[1]	Ho Tung Chemical Corp.	10,812,141	4,331
*	Holtek Semiconductor Inc.	2,646,952	4,316
[1]	TCI Co. Ltd.	1,233,788	4,295
[1]	Posiflex Technology Inc.	712,612	4,263
[1]	Lingsen Precision Industries Ltd.	4,740,421	4,258
[1]	Channel Well Technology Co. Ltd.	2,617,000	4,249
*,1	Taiwan-Asia Semiconductor Corp.	5,068,266	4,234
[1]	Weltrend Semiconductor	2,529,182	4,222
*,1	Gigastorage Corp.	4,381,817	4,143
[1]	Allied Supreme Corp.	622,000	4,091
*,1	IEI Integration Corp.	1,549,669	4,063
[1]	Chun Yuan Steel Industry Co. Ltd.	6,063,000	3,944

		Shares	Market Value ($000)
[1]	Chief Telecom Inc.	381,800	3,897
[1]	ASROCK Inc.	640,000	3,846
*,1	Kenmec Mechanical Engineering Co. Ltd.	2,779,363	3,845
	Bank of Kaohsiung Co. Ltd.	10,122,422	3,785
*	RDC Semiconductor Co. Ltd.	879,120	3,755
[1]	Lai Yih Footwear Co. Ltd.	710,000	3,705
*	Foresee Pharmaceuticals Co. Ltd.	1,511,310	3,692
[1]	Hsin Kuang Steel Co. Ltd.	3,142,403	3,677
[1]	RichWave Technology Corp.	1,224,337	3,640
[1]	Dimerco Express Corp.	1,491,843	3,603
*,1	EirGenix Inc.	2,526,277	3,491
[1]	USI Corp.	10,061,641	3,472
[1]	Continental Holdings Corp.	5,442,000	3,464
[1]	Sincere Navigation Corp.	3,686,309	3,454
[1]	Motech Industries Inc.	5,109,988	3,437
[1]	Syncmold Enterprise Corp.	1,701,099	3,432
[1]	UPC Technology Corp.	10,826,277	3,431
*,1	International CSRC Investment Holdings Co.	11,477,159	3,411
*	Lumosa Therapeutics Co. Ltd.	1,279,354	3,409
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,381
	Genesys Logic Inc.	1,179,000	3,304
	Ambassador Hotel	2,214,000	3,270
[1]	Actron Technology Corp.	792,577	3,245
[1]	TaiDoc Technology Corp.	817,645	3,242
[1]	Nantex Industry Co. Ltd.	3,718,409	3,147
[1]	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,118
*,1	Longchen Paper & Packaging Co. Ltd.	10,226,091	3,113
[1]	Sonix Technology Co. Ltd.	1,963,316	3,100
*,1	Phihong Technology Co. Ltd.	4,755,768	3,074
	Mercuries & Associates Holding Ltd.	5,839,111	3,070
*,1	Taiwan Mask Corp.	2,749,141	3,063
*,1	Oriental Union Chemical Corp.	7,666,474	3,043
[1]	Swancor Holding Co. Ltd.	1,079,426	3,030
[1]	Delpha Construction Co. Ltd.	4,928,000	3,024
*	Ritek Corp.	9,200,658	3,008
*,1	Egis Technology Inc.	1,025,582	2,927
[1]	Rechi Precision Co. Ltd.	4,010,896	2,915
[1]	YC INOX Co. Ltd.	5,139,049	2,914
*,1	HD Renewable Energy Co. Ltd.	1,206,134	2,902
[1]	T3EX Global Holdings Corp.	1,389,000	2,841
*,1	Fittech Co. Ltd.	968,810	2,833
[1]	Forcecon Tech Co. Ltd.	1,233,950	2,811
*	Great Tree Pharmacy Co. Ltd.	1,152,650	2,786
*,1	Lung Yen Life Service Corp.	1,898,221	2,784
	ZillTek Technology Corp.	442,000	2,767
*,1	Cub Elecparts Inc.	942,100	2,763
[1]	Infortrend Technology Inc.	2,595,873	2,746
*,1	Career Technology MFG. Co. Ltd.	6,364,366	2,736
[1]	Sampo Corp.	3,789,497	2,730
*,1	Alpha Networks Inc.	3,181,750	2,666
[1]	Advancetek Enterprise Co. Ltd.	3,003,000	2,649
[1]	Xxentria Technology Materials Corp.	2,344,343	2,646
[1]	FSP Technology Inc.	1,631,071	2,641
[1]	Radium Life Tech Co. Ltd.	8,116,058	2,630
[1]	Advanced International Multitech Co. Ltd.	1,572,115	2,623
*,1	Apex International Co. Ltd.	2,832,042	2,526
[1]	Amazing Microelectronic Corp.	1,112,526	2,517
[1]	PharmaEngine Inc.	1,321,477	2,504
[1]	Hung Sheng Construction Ltd.	4,719,107	2,489
*,1	Gourmet Master Co. Ltd.	1,275,237	2,484
*,1	CyberTAN Technology Inc.	4,173,006	2,472
*,1	Taiwan TEA Corp.	7,217,399	2,444
[1]	Darfon Electronics Corp.	2,597,164	2,432
[1]	Firich Enterprises Co. Ltd.	3,544,652	2,431
	Formosan Rubber Group Inc.	3,072,375	2,426
*	Microbio Co. Ltd.	5,639,733	2,409
[1]	China Metal Products	3,659,113	2,408
	Sunny Friend Environmental Technology Co. Ltd.	1,014,675	2,390
*,1	Adimmune Corp.	4,670,575	2,390
[1]	Universal Vision Biotechnology Co. Ltd.	583,580	2,373

		Shares	Market Value ($000)
	Advanced Ceramic X Corp.	339,740	2,293
[1]	Namchow Holdings Co. Ltd.	2,197,971	2,291
[1]	Elitegroup Computer Systems Co. Ltd.	4,002,479	2,264
	Zeng Hsing Industrial Co. Ltd.	767,774	2,176
*	Lealea Enterprise Co. Ltd.	10,022,721	2,174
[1]	Gamania Digital Entertainment Co. Ltd.	1,656,424	2,142
[1]	Tong-Tai Machine & Tool Co. Ltd.	2,608,126	2,139
	Savior Lifetec Corp.	4,099,893	2,137
*,1	Chung Hwa Pulp Corp.	5,493,818	2,135
	Bioteque Corp.	602,525	2,111
	Chlitina Holding Ltd.	692,231	2,053
[1]	Waffer Technology Corp.	1,831,294	2,051
[1]	Darwin Precisions Corp.	5,276,313	2,050
[1]	Soft-World International Corp.	667,372	2,048
[1]	Ultra Chip Inc.	1,008,000	2,031
[1]	TYC Brother Industrial Co. Ltd.	2,343,099	2,022
[1]	Brogent Technologies Inc.	694,771	1,996
[1]	Asia Polymer Corp.	5,172,624	1,991
[1]	KMC Kuei Meng International Inc.	719,000	1,970
[1]	China General Plastics Corp.	5,741,597	1,951
[1]	ScinoPharm Taiwan Ltd.	3,228,946	1,917
[1]	Rich Development Co. Ltd.	7,889,885	1,879
	Chia Hsin Cement Corp.	4,644,720	1,874
*	First Steamship Co. Ltd.	9,797,441	1,867
[1]	St. Shine Optical Co. Ltd.	653,727	1,856
[1]	Sinyi Realty Inc.	2,944,300	1,855
[1]	Yungshin Construction & Development Co. Ltd.	1,122,142	1,741
[1]	Panion & BF Biotech Inc.	957,163	1,727
*,1	Federal Corp.	2,865,195	1,707
[1]	AGV Products Corp.	5,439,983	1,678
	91APP Inc.	976,931	1,662
[1]	Wei Chuan Foods Corp.	4,378,709	1,649
[1]	Sensortek Technology Corp.	348,000	1,619
[1]	Huang Hsiang Construction Corp.	1,554,932	1,576
[1]	Rexon Industrial Corp. Ltd.	1,772,000	1,572
*,1	Taiwan Styrene Monomer	6,733,977	1,522
*,1	Kuo Yang Construction Co. Ltd.	2,670,000	1,480
	Taiyen Biotech Co. Ltd.	1,473,580	1,459
*,1	Medigen Biotechnology Corp.	1,500,797	1,437
	Cenra Inc.	1,412,883	1,432
	KEE TAI Properties Co. Ltd.	4,828,988	1,418
[1]	Hong Pu Real Estate Development Co. Ltd.	2,502,931	1,405
[1]	Speed Tech Corp.	1,665,638	1,404
*	Polaris Group	4,166,244	1,392
[1]	CHC Healthcare Group	1,678,222	1,351
[1]	Tung Thih Electronic Co. Ltd.	977,526	1,339
*	Shining Building Business Co. Ltd.	5,449,768	1,322
[1]	China Electric Manufacturing Corp.	3,631,227	1,308
[1]	Cyberlink Corp.	663,066	1,308
[1]	Iron Force Industrial Co. Ltd.	514,907	1,239
*	Pell Bio-Med Technology Co. Ltd.	50,000	1,222
	Basso Industry Corp.	1,137,339	1,184
*,1	PChome Online Inc.	1,485,259	1,164
*	OBI Pharma Inc.	1,259,176	973
*,2	Taiwan Land Development Corp.	448,935	—
*,2	Pharmally International Holding Co. Ltd.	868,039	—
			51,952,641
Thailand (0.4%)
	Delta Electronics Thailand PCL (Foreign)	42,000,410	343,894
	PTT PCL (Foreign)	179,889,265	207,371
	Kasikornbank PCL (Foreign)	25,677,529	187,345
	Advanced Info Service PCL (Foreign)	13,368,525	151,852
	Gulf Development PCL (Foreign)	64,111,619	127,799
	SCB X PCL (Foreign)	24,638,853	112,682
	Krung Thai Bank PCL (Foreign)	83,399,991	110,171
	Airports of Thailand PCL (Foreign)	57,221,864	108,673
	CP ALL PCL (Foreign)	74,723,500	107,131
[1]	Bangkok Dusit Medical Services PCL (Foreign)	160,595,267	92,234
	PTT Exploration & Production PCL (Foreign)	18,479,617	82,762

		Shares	Market Value ($000)
	Siam Cement PCL (Foreign)	9,681,047	73,467
	True Corp. PCL (Foreign)	165,626,036	71,217
	Central Pattana PCL (Foreign)	34,349,511	70,682
[1]	TMBThanachart Bank PCL (Foreign)	535,263,674	48,924
	Bangkok Bank PCL (Foreign)	8,394,664	48,056
[1]	Bumrungrad Hospital PCL (Foreign)	8,235,243	46,171
	Minor International PCL (Foreign)	52,899,501	37,261
	PTT Global Chemical PCL (Foreign)	31,388,981	34,393
[1]	Tisco Financial Group PCL (Foreign)	8,607,809	33,081
[1]	Charoen Pokphand Foods PCL (Foreign)	49,236,812	33,046
	Thai Oil PCL (Foreign)	15,752,749	30,825
[1]	Central Retail Corp. PCL (Foreign)	38,447,622	30,696
	Kiatnakin Phatra Bank PCL (Foreign)	8,407,720	27,847
	Digital Telecommunications Infrastructure Fund	75,446,289	23,032
	Thanachart Capital PCL (Foreign)	9,031,002	21,077
[2]	Banpu PCL (Foreign)	111,823,312	19,463
	Krungthai Card PCL (Foreign)	15,856,339	18,097
	Bangchak Corp. PCL (Foreign)	13,079,150	17,525
[1]	Bangkok Expressway & Metro PCL (Foreign)	86,752,486	17,511
[1]	WHA Corp. PCL (Foreign)	107,061,515	15,511
[1]	Indorama Ventures PCL (Foreign)	23,533,083	15,500
[1]	KCE Electronics PCL (Foreign)	11,888,875	14,797
[1]	PTT Oil & Retail Business PCL (Foreign)	36,995,083	14,148
	Ratch Group PCL (Foreign)	12,279,454	14,114
	Com7 PCL (Foreign)	15,395,914	14,045
	Thai Union Group PCL (Foreign)	35,959,460	13,106
[1]	Home Product Center PCL (Foreign)	64,436,261	12,505
[1]	Global Power Synergy PCL (Foreign)	8,136,476	12,493
	SCG Packaging PCL (Foreign)	13,605,009	12,349
	Thaifoods Group PCL (Foreign)	41,755,205	12,233
	TIDLOR Holdings PCL (Foreign)	21,154,619	12,019
[1]	Land & Houses PCL (Foreign)	104,648,188	11,938
[1]	Electricity Generating PCL (Foreign)	2,835,238	11,361
	CPN Retail Growth Leasehold REIT	27,845,388	11,153
	3BB Internet Infrastructure Fund	55,556,654	11,050
	Cal-Comp Electronics Thailand PCL (Foreign)	44,599,900	10,942
[1]	Muangthai Capital PCL (Foreign)	10,572,831	10,781
	Osotspa PCL (Foreign)	19,229,783	10,095
[1]	Srisawad Corp. PCL (Foreign)	13,615,738	10,021
	CP Axtra PCL (Foreign)	22,275,688	9,911
[1]	IRPC PCL (Foreign)	144,604,024	9,531
[1]	Asset World Corp. PCL (Foreign)	107,338,698	9,473
[1]	Central Plaza Hotel PCL (Foreign)	8,258,052	9,469
[1]	Thai Life Insurance PCL (Foreign)	27,025,400	9,404
[1]	Hana Microelectronics PCL (Foreign)	8,793,153	9,371
[1]	Sansiri PCL (Foreign)	194,573,021	8,769
	Amata Corp. PCL (Foreign)	10,026,575	8,651
	WHA Premium Growth Freehold & Leasehold REIT	24,455,775	8,336
	AP Thailand PCL (Foreign)	32,967,770	8,192
[1]	CH Karnchang PCL (Foreign)	14,848,748	8,089
	Star Petroleum Refining PCL (Foreign)	23,213,832	7,722
	Gunkul Engineering PCL (Foreign)	49,610,095	7,480
*,1	BTS Group Holdings PCL (Foreign)	112,302,334	7,187
[1]	Carabao Group PCL (Foreign)	4,531,906	6,940
*,1	Energy Absolute PCL (Foreign)	78,920,788	6,866
[1]	Stecon Group PCL (Foreign)	12,696,001	6,864
	Quality Houses PCL (Foreign)	156,356,643	6,770
[1]	Supalai PCL (Foreign)	14,157,363	6,719
	MBK PCL (Foreign)	9,937,538	6,711
	Sri Trang Agro-Industry PCL (Foreign)	11,782,971	6,546
	Thailand Future Fund	30,554,089	6,300
[1]	B Grimm Power PCL (Foreign)	10,854,352	6,090
	Bangkok Life Assurance PCL NVDR	7,534,331	5,867
	TTW PCL (Foreign)	18,266,931	5,683
	Bangkok Airways PCL (Foreign)	9,690,093	5,600
	Betagro PCL (Foreign)	8,618,900	5,508
	Mega Lifesciences PCL (Foreign)	4,686,156	5,324
[1]	Bangkok Commercial Asset Management PCL (Foreign)	24,962,590	5,145
[1]	Berli Jucker PCL (Foreign)	9,845,628	4,767
	Siam Global House PCL (Foreign)	20,909,793	4,627

		Shares	Market Value ($000)
	Thai Vegetable Oil PCL (Foreign)	5,494,402	4,480
[1]	Bangkok Chain Hospital PCL (Foreign)	14,135,930	4,356
[1]	Sri Trang Gloves Thailand PCL (Foreign)	13,639,196	4,202
[1]	I-TAIL Corp. PCL (Foreign)	7,842,000	4,091
*,1	VGI PCL (Foreign)	134,592,250	4,019
	Tipco Asphalt PCL (Foreign)	9,400,267	3,932
	AEON Thana Sinsap Thailand PCL (Foreign)	1,197,968	3,762
	Bangkok Life Assurance PCL (Foreign)	4,576,915	3,564
[1]	BCPG PCL (Foreign)	16,654,574	3,526
[1]	Dhipaya Group Holdings PCL (Foreign)	4,517,172	3,202
[1]	Chularat Hospital PCL (Foreign)	65,481,152	3,110
[1]	JMT Network Services PCL (Foreign)	8,553,017	3,065
	Plan B Media PCL (Foreign)	16,450,655	2,992
	Precious Shipping PCL (Foreign)	12,340,297	2,970
	TOA Paint Thailand PCL (Foreign)	6,216,160	2,930
	Siam City Cement PCL (Foreign)	605,243	2,697
[1]	PTG Energy PCL (Foreign)	11,321,077	2,557
	Bangkok Land PCL (Foreign)	134,107,241	2,528
	SKY ICT PCL (Foreign)	4,449,097	2,514
	Thoresen Thai Agencies PCL (Foreign)	16,188,591	2,448
*,1	Thaicom PCL (Foreign)	7,422,078	2,416
[1]	Jaymart Group Holdings PCL (Foreign)	7,129,687	2,363
	Thonburi Healthcare Group PCL (Foreign)	9,598,057	2,136
	MK Restaurants Group PCL (Foreign)	3,321,140	2,119
*,1	Jasmine Technology Solution PCL (Foreign)	2,307,001	2,078
[1]	Dohome PCL (Foreign)	14,723,900	1,739
[1]	GFPT PCL (Foreign)	5,691,995	1,670
*,1	Jasmine International PCL (Foreign)	48,238,818	1,568
	TPI Polene Power PCL (Foreign)	28,721,412	1,549
	CK Power PCL (Foreign)	19,277,419	1,485
	SPCG PCL (Foreign)	4,786,634	1,317
	Pruksa Real Estate PCL (Foreign)	7,721,100	453
			2,896,196
Turkiye (0.3%)
[1]	Aselsan Elektronik Sanayi ve Ticaret A/S	17,373,259	125,158
[1]	BIM Birlesik Magazalar A/S	12,705,915	104,359
	Turkiye Petrol Rafinerileri A/S	14,113,992	87,917
[1]	KOC Holding A/S	16,371,684	67,735
	Akbank TAS	45,334,603	60,311
[1]	Turk Hava Yollari AO	8,047,616	53,123
*,1	Destek Finans Faktoring A/S	1,283,332	45,886
[1]	Eregli Demir ve Celik Fabrikalari TAS	49,857,830	44,565
[1]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	6,226,924	38,710
[1]	Turkcell Iletisim Hizmetleri A/S	17,267,357	36,392
[1]	Haci Omer Sabanci Holding A/S	19,737,437	35,011
*,1	Yapi ve Kredi Bankasi A/S	48,089,755	33,089
	Turkiye Is Bankasi A/S Class C	120,197,923	31,494
	Katilimevim Tasarruf Finansman A/S	9,222,143	30,081
[1]	Enka Insaat ve Sanayi A/S	13,382,379	24,665
*	Isiklar Enerji ve Yapi Holding A/S	6,967,294	24,565
	Coca-Cola Icecek A/S	11,763,075	22,565
*	Tera Yatirim Teknoloji Holding A/S	21,864,354	22,153
[1]	Turkiye Garanti Bankasi A/S	8,528,855	22,070
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	391,753	20,645
[1]	Ford Otomotiv Sanayi A/S	10,376,240	17,494
[1]	Migros Ticaret A/S	1,292,839	17,005
*,1	Pasifik Eurasia Lojistik Dis Ticaret A/S	5,011,138	16,366
[1]	Turkiye Sise ve Cam Fabrikalari A/S	17,732,782	15,578
[1]	TAV Havalimanlari Holding A/S	2,603,494	14,854
	AG Anadolu Grubu Holding A/S	17,871,030	13,344
[1]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	28,645,939	13,174
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,712,753	12,067
*,1	Turk Altin Isletmeleri A/S	12,921,601	11,982
*,3	MLP Saglik Hizmetleri A/S	1,312,594	11,189
*,1	Pegasus Hava Tasimaciligi A/S	3,383,988	10,890
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,390,655	10,738
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,921,144	10,516
*	Tera Yatirim Menkul Degerler A/S	2,765,212	10,429
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	271,882	10,169

		Shares	Market Value ($000)
*,1	Sasa Polyester Sanayi A/S	194,968,814	10,141
[1]	Tofas Turk Otomobil Fabrikasi A/S	1,763,267	10,104
*,1	Gubre Fabrikalari TAS	1,051,812	8,807
*,1	Kuyumcukent Gayrimenkul Yatirimlari A/S	5,545,256	8,265
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	10,364,909	8,050
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	16,936,218	7,924
	LDR Turizm A/S	3,741,837	7,650
[3]	Enerjisa Enerji A/S	3,337,155	7,644
*,1	Turk Telekomunikasyon A/S	6,887,743	7,390
	Turkiye Sigorta A/S	54,918,450	7,267
*	Aksa Enerji Uretim A/S Class B	3,665,540	7,263
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,599,070	7,176
*,1	Petkim Petrokimya Holding A/S	17,749,528	7,140
*,1	Turkiye Halk Bankasi A/S	8,990,581	7,074
*,1	Turkiye Vakiflar Bankasi TAO	11,396,011	6,991
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,660,679	6,987
*,1	TR Anadolu Metal Madencilik Isletmeleri A/S	2,663,794	6,961
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,812,098	6,832
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,150,709	6,708
*,1	Arcelik A/S	3,266,033	6,687
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,131,624	6,443
	Enerya Enerji A/S	33,188,533	6,441
*	Peker Gayrimenkul Yatirim Ortakligi A/S	20,234,814	6,262
	Global Yatirim Holding A/S	17,326,689	5,927
[1]	Oyak Cimento Fabrikalari A/S	13,846,979	5,910
	Anadolu Anonim Turk Sigorta Sirketi	10,265,482	5,883
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	11,179,374	5,578
	Aksa Akrilik Kimya Sanayii A/S	19,636,228	5,371
	Is Yatirim Menkul Degerler A/S	7,360,215	5,352
*	Ral Yatirim Holding A/S	1,021,759	5,172
[1]	Tekfen Holding A/S	1,566,139	5,088
[1]	Alarko Holding A/S	2,374,954	5,047
	Aygaz A/S	903,179	5,030
[1]	Ulker Biskuvi Sanayi A/S	2,765,325	5,015
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,742,886	5,004
	Dogan Sirketler Grubu Holding A/S	11,206,223	4,928
*	CVK Maden Isletmeleri Sanayi ve Ticaret A/S	6,183,287	4,909
*	Kiler Holding A/S	3,152,321	4,893
[1]	Dogus Otomotiv Servis ve Ticaret A/S	1,214,807	4,867
*	Lydia Holding A/S	1,212,223	4,755
*,1	Gulermak Agir Sanayi Insaat ve Taahhut A/S	1,486,603	4,691
[1]	Cimsa Cimento Sanayi ve Ticaret A/S	4,906,283	4,635
*,1	Sok Marketler Ticaret A/S	4,306,709	4,621
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	43,665,647	4,504
*	Baticim Cimento Sanayi Anonim Sirketi	5,963,452	4,460
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,213,608	4,368
	Altinkilic Gida ve Sut Sanayi Ticaret A/S	511,242	4,259
*	Investco Holding A/S	273,330	4,122
[1]	Efor Yatirim Sanayi Ticaret A/S	9,369,122	4,109
	Turkiye Sinai Kalkinma Bankasi A/S	17,561,766	4,041
*	YEO Teknoloji Enerji ve Endustri A/S	4,897,797	4,024
	Nuh Cimento Sanayi A/S	836,963	3,817
	TAB Gida Sanayi ve Ticaret A/S	725,208	3,711
	Lila Kagit Sanayi ve Ticaret A/S	6,099,116	3,664
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S Class B	2,313,084	3,646
	Is Gayrimenkul Yatirim Ortakligi A/S	6,242,758	3,476
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	17,462,655	3,433
*	EGE Endustri ve Ticaret A/S	30,948	3,432
	Borusan Yatirim ve Pazarlama A/S	94,619	3,401
*,1	CW Enerji Muhendislik Ticaret ve Sanayi A/S	4,728,310	3,394
*,1	Hektas Ticaret TAS	54,698,983	3,353
	AKIS Gayrimenkul Yatirimi A/S	16,880,612	3,303
*	Izmir Firca Sanayi ve Ticaret A/S	2,395,770	3,278
*	Otokar Otomotiv ve Savunma Sanayi A/S	505,117	3,240
	Pasifik Gayrimenkul Yatirim Ortakligi	43,402,377	3,185
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	418,960	3,136
*	Turk Traktor ve Ziraat Makineleri A/S	359,864	3,123
	Albaraka Turk Katilim Bankasi A/S	18,295,621	3,047
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	18,094,999	2,988
	Grainturk Tarim A/S	571,853	2,954

		Shares	Market Value ($000)
	Akcansa Cimento A/S	582,443	2,909
*,1	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	257,610	2,828
[1]	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1,956,367	2,810
*,1	Can2 Termik A/S	105,193,470	2,649
	Ronesans Gayrimenkul Yatirim A/S Class B	628,310	2,648
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,597	2,644
*,1	MIA Teknoloji A/S	4,043,615	2,628
	Agesa Hayat ve Emeklilik A/S	505,399	2,583
	Sekerbank Turk A/S	17,345,858	2,557
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	2,545
*	Izdemir Enerji Elektrik Uretim A/S	13,878,376	2,514
	Anadolu Hayat Emeklilik A/S	1,015,456	2,453
*	Akfen Yenilenebilir Enerji A/S	4,764,579	2,394
*,1	Bera Holding A/S	8,820,343	2,369
*	Fenerbahce Futbol A/S	37,107,975	2,315
*,1	TR Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,202,372	2,292
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,535,886	2,267
	Iskenderun Demir ve Celik A/S	1,996,079	2,256
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	33,018,874	2,198
	Kocaer Celik Sanayi ve Ticaret A/S	6,876,886	2,162
*	Izmir Demir Celik Sanayi A/S	8,911,029	2,125
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	9,149,521	2,059
*	NET Holding A/S	2,106,029	2,018
*	DAP Gayrimenkul Gelistirme A/S Class C	10,935,114	2,004
	SUN Tekstil Sanayi ve Ticaret A/S	1,862,107	1,932
*,1	Altinay Savunma Teknolojileri A/S	5,801,917	1,874
*	BMS Birlesik Metal Sanayi ve Ticaret A/S	2,049,842	1,852
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,823
	Escar Turizm Tasimacilik Ticaret A/S	1,705,313	1,649
*	Is Finansal Kiralama A/S	3,871,593	1,622
*	Pasifik Teknoloji A/S	4,057,848	1,620
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,702,283	1,588
*	Qua Granite Hayal	21,567,249	1,550
	Ebebek Magazacilik A/S Class B	818,649	1,519
*,1	Kontrolmatik Enerji ve Muhendislik A/S	14,894,169	1,469
*	Tukas Gida Sanayi ve Ticaret A/S	33,743,397	1,413
*	Kayseri Seker Fabrikasi A/S	16,337,672	1,342
	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,324
*	Polisan Holding A/S	2,971,447	1,319
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	15,829,930	1,312
*,1	Zorlu Enerji Elektrik Uretim A/S	26,607,682	1,305
*	Blume Metal Chemical ASA	1,824,402	1,304
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	4,817,050	1,299
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,497,200	1,294
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,535,792	1,282
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	1,274
*	Karel Elektronik Sanayi ve Ticaret A/S	6,145,624	1,261
	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,992,124	1,256
*	Reeder Teknoloji Sanayi ve Ticaret A/S	8,933,284	1,233
	Galata Wind Enerji A/S	2,414,520	1,232
*	Adese Gayrimenkul Yatirim A/S	67,312,455	1,228
*	Aksigorta A/S	8,479,628	1,195
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	9,466,099	1,158
*	Politeknik Metal Sanayi ve Ticaret A/S	12,075	1,156
*	Bursa Cimento Fabrikasi A/S	10,863,079	1,152
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	1,102
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	2,505,375	1,061
	Celebi Hava Servisi A/S	34,646	1,053
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	2,163,121	1,037
*	Kordsa Teknik Tekstil A/S	731,090	1,031
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,026
*	Hitit Bilgisayar Hizmetleri A/S	1,205,016	924
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	922
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	919
*	Aydem Yenilenebilir Enerji A/S	1,902,238	909
	Oyak Yatirim Menkul Degerler A/S	1,279,400	904
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	891
*	Konya Cimento Sanayii A/S	11,528	886
*	Tat Gida Sanayi A/S	2,289,588	861
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,790,839	858

		Shares	Market Value ($000)
*	Marmara Holding A/S	17,643,168	818
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	3,121,906	807
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	802
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,765,743	795
	Kervan Gida Sanayi ve Ticaret A/S Class B	15,509,152	773
	Visne Madencilik Uretim Sanayi ve Ticaret A/S	455,378	737
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	697
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	492,041	688
	Suwen Tekstil Sanayi Pazarlama A/S	5,007,439	645
*	Esenboga Elektrik Uretim A/S	8,768,614	620
*	Bagfas Bandirma Gubre Fabrikalari A/S	1,198,558	589
*	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	552
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	10,815,876	548
*	Imas Makina Sanayi A/S	8,946,079	474
			1,624,633
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	65,003,068	342,367
	Emirates Telecommunications Group Co. PJSC	51,171,016	283,436
	Emaar Properties PJSC	91,407,563	272,812
	Emirates NBD Bank PJSC	26,601,737	218,486
	Abu Dhabi Commercial Bank PJSC	46,347,954	188,830
	Abu Dhabi Islamic Bank PJSC	21,387,076	123,544
	Aldar Properties PJSC	56,032,948	113,046
	Dubai Electricity & Water Authority PJSC	131,975,589	98,436
	Adnoc Gas plc	101,954,795	91,497
*	Two Point Zero Group PJSC	157,213,609	85,024
	Dubai Islamic Bank PJSC	42,540,228	84,307
	ADNOC Drilling Co. PJSC	38,654,640	61,359
	Abu Dhabi National Oil Co. for Distribution PJSC	42,254,404	46,015
	Air Arabia PJSC	33,635,466	44,609
	Emaar Development PJSC	12,223,718	43,017
	ADNOC Logistics & Services	24,227,523	40,877
	Salik Co. PJSC	27,341,457	39,507
	Agility Global plc	78,650,566	36,236
	Dubai Investments PJSC	30,480,127	29,867
*	Modon Holding PSC	37,164,827	28,817
	Borouge plc	41,649,403	27,208
*	Etihad Energy Holding PJSC	32,525,193	26,293
	Americana Restaurants International plc - Foreign Co. (XADS)	38,355,489	22,705
	NMDC Group PJSC	3,273,312	20,302
	Sharjah Islamic Bank	25,284,145	19,926
	Talabat Holding plc	68,906,017	19,679
	Dana Gas PJSC	82,914,475	19,219
*	Abu Dhabi Ports Co. PJSC	12,658,329	16,869
	Parkin Co. PJSC	10,927,829	16,407
*	Apex Investment Co. PSC	17,377,548	15,171
	Emirates Central Cooling Systems Corp.	29,617,475	12,696
	Fertiglobe plc	16,858,381	12,238
	Abu Dhabi National Hotels	111,431,824	12,087
	Lulu Retail Holdings plc	46,264,811	12,056
*	Presight AI Holding plc	10,497,676	9,690
	Dubai Financial Market PJSC	23,637,840	9,051
[1]	Softcare Ltd.	2,035,400	8,835
	Amanat Holdings PJSC	20,684,058	7,816
*	Space42 plc	14,638,952	6,460
*	RAK Properties PJSC	21,442,754	6,220
	Ajman Bank PJSC	16,302,540	6,026
*	Phoenix Group plc	39,741,188	5,134
	Agthia Group PJSC	4,697,265	4,094
	Americana Restaurants International plc - Foreign Co.	3,380,476	2,021
	Orascom Construction plc	80,290	1,123
*,2	Arabtec Holding PJSC	11,126,461	—
			2,591,415
United Kingdom (8.5%)
	HSBC Holdings plc	252,386,231	5,374,643
	Shell plc	82,539,021	3,777,952
	AstraZeneca plc	22,059,194	3,752,497
	Rolls-Royce Holdings plc	123,662,515	2,467,025
	Unilever plc	31,072,884	1,977,093

		Shares	Market Value ($000)
	British American Tobacco plc	29,914,908	1,814,667
	BP plc	231,216,012	1,737,164
	GSK plc	58,791,079	1,528,736
	Rio Tinto plc	15,253,990	1,482,225
	Barclays plc	201,128,797	1,382,466
	Lloyds Banking Group plc	862,946,889	1,333,785
	BAE Systems plc	43,245,787	1,224,259
	National Grid plc	73,022,259	1,168,784
	NatWest Group plc	117,570,747	1,109,001
	Glencore plc	149,395,595	1,100,351
	RELX plc	26,201,019	921,541
	Anglo American plc	16,152,725	817,675
	Compass Group plc	25,042,372	795,242
	London Stock Exchange Group plc	6,937,993	780,472
	Standard Chartered plc	26,370,199	779,704
	Diageo plc	32,853,493	721,737
	Reckitt Benckiser Group plc	9,458,461	667,553
	Haleon plc	131,072,955	641,676
	Tesco plc	92,036,432	605,798
	3i Group plc	14,680,383	565,162
	SSE plc	17,851,211	563,981
	Prudential plc	37,126,578	557,959
	Experian plc	13,289,292	501,401
	Sunbelt Rentals Holdings Inc.	6,045,469	433,135
	Vodafone Group plc	268,601,627	426,268
	Imperial Brands plc	11,005,780	417,679
	Aviva plc	44,383,170	415,391
	InterContinental Hotels Group plc	2,087,649	337,588
	Next plc	1,672,545	334,941
	Legal & General Group plc	81,793,459	332,110
	Coca-Cola Europacific Partners plc	2,948,802	324,866
	Halma plc	5,542,261	264,794
	Segro plc	20,006,656	261,341
	Antofagasta plc	5,029,223	250,660
	Informa plc	18,814,546	225,391
	BT Group plc	82,181,042	222,517
	United Utilities Group plc	10,988,822	204,660
	Diploma plc	1,984,314	196,512
	Smith & Nephew plc	12,521,733	195,877
	Coca-Cola HBC AG	2,904,206	195,830
	Admiral Group plc	3,698,544	187,488
	International Consolidated Airlines Group SA	31,564,966	185,031
	Intertek Group plc	2,271,581	179,417
	Sage Group plc	13,555,611	178,568
	Bunzl plc	4,714,458	177,910
	Rentokil Initial plc	36,355,001	167,424
	Marks & Spencer Group plc	30,011,164	164,052
	Smiths Group plc	4,480,362	159,992
	Severn Trent plc	3,909,224	158,535
	Pearson plc	8,973,803	151,430
	Endeavour Mining plc	3,132,299	149,428
	Beazley plc	8,500,422	147,738
	M&G plc	29,945,145	144,656
	IMI plc	3,602,407	143,154
	Centrica plc	68,479,224	142,902
	Weir Group plc	3,873,667	138,202
	Standard Life plc	11,082,484	138,102
	J Sainsbury plc	27,990,910	134,981
*	Wise Group plc Class A	10,742,101	128,303
	Games Workshop Group plc	488,470	125,919
	Hiscox Ltd.	4,803,910	117,282
	Associated British Foods plc	4,083,210	114,716
	Melrose Industries plc	18,497,836	113,785
	Land Securities Group plc	11,258,813	107,239
[1]	DCC Energy plc	1,250,596	106,933
	Kingfisher plc	25,188,375	105,084
	St. James's Place plc	7,338,736	104,275
	Spirax Group plc	1,094,830	102,648
	ICG plc	3,995,678	102,017
	IG Group Holdings plc	4,783,214	94,256

		Shares	Market Value ($000)
	Fresnillo plc	2,729,132	91,933
	British Land Co. plc	15,134,618	90,499
	Croda International plc	2,078,373	89,978
	Schroders plc	11,200,511	88,843
[3]	Convatec Group plc	28,854,801	87,190
[3]	Autotrader Group plc	12,318,110	86,980
	LondonMetric Property plc	32,816,680	86,754
	Howden Joinery Group plc	8,045,619	85,731
	Aberdeen Group plc	26,223,877	85,361
	Whitbread plc	2,511,689	85,091
*	Burberry Group plc	5,238,446	84,435
	Tritax Big Box REIT plc	36,634,907	84,228
	Balfour Beatty plc	7,138,173	83,215
	Lion Finance Group plc	507,817	79,768
	Mondi plc	6,568,331	79,194
	Rotork plc	11,926,821	78,573
	Barratt Redrow plc	19,506,543	77,523
	Investec plc	8,508,003	74,464
	Persimmon plc	4,759,747	71,445
	Rightmove plc	11,060,004	69,341
	Man Group plc	16,784,529	68,725
	Johnson Matthey plc	2,410,818	65,127
	RS Group plc	6,830,018	65,035
	WPP plc	15,795,903	63,804
	Entain plc	8,712,852	63,788
*	Berkeley Group Holdings plc	1,290,368	60,948
	Taylor Wimpey plc	51,643,364	54,375
	Cranswick plc	746,336	53,734
	Computacenter plc	844,210	52,293
	ITV plc	52,115,828	52,250
	Plus500 Ltd.	993,657	52,189
	Inchcape plc	4,554,734	51,549
	Zegona Communications plc	2,561,422	50,550
[3]	Quilter plc	19,114,916	49,944
	TP ICAP Group plc	10,764,861	49,719
	Softcat plc	1,893,390	49,683
	UNITE Group plc	6,781,013	49,259
	Drax Group plc	4,889,979	48,664
	Mitie Group plc	17,050,346	47,798
	Serco Group plc	14,395,963	46,965
	Primary Health Properties plc	36,412,251	46,408
	Hikma Pharmaceuticals plc	2,171,048	46,347
	QinetiQ Group plc	6,716,183	45,981
	easyJet plc	5,394,052	45,922
	Derwent London plc	1,596,780	45,314
	Babcock International Group plc	2,912,753	44,217
	Hill & Smith plc	1,143,352	44,140
[1]	B&M European Value Retail plc	14,602,973	43,897
	Bellway plc	1,617,485	43,581
	Pennon Group plc	6,856,666	42,711
	TBC Bank Group plc	657,156	42,674
[3]	Airtel Africa plc	9,224,718	41,639
[3]	JTC plc	2,314,049	41,335
	Shaftesbury Capital plc	21,115,733	41,103
	Keller Group plc	986,226	40,309
	Hammerson plc	7,628,409	39,477
	JD Sports Fashion plc	32,393,070	39,273
	Tate & Lyle plc	5,235,802	39,017
	OSB Group plc	5,152,007	38,784
[1]	Pan African Resources plc	30,304,462	37,900
	Morgan Sindall Group plc	619,705	37,290
	AJ Bell plc	4,712,872	37,268
[1]	Greggs plc	1,413,554	35,779
*	Helios Towers plc	13,146,225	34,784
	Harbour Energy plc	10,711,606	34,747
[3]	Bridgepoint Group plc	7,776,102	33,608
	Canal+ SA	9,439,277	33,579
	Grafton Group plc	2,494,463	32,640
	Renishaw plc	489,635	32,527
	Currys plc	14,233,247	32,224

		Shares	Market Value ($000)
*,3	Watches of Switzerland Group plc	3,241,487	32,017
	Big Yellow Group plc	2,666,989	31,930
	Paragon Banking Group plc	2,718,939	30,808
	SSP Group plc	11,432,215	30,739
	Chemring Group plc	3,827,252	30,507
	Greencore Group plc	8,670,602	30,423
	Sirius Real Estate Ltd.	22,097,542	29,589
	Coats Group plc	27,047,192	29,311
	International Workplace Group plc	10,694,626	28,523
	Oxford Instruments plc	768,479	28,314
	Lancashire Holdings Ltd.	3,476,668	28,240
	Genus plc	950,246	28,154
	Hochschild Mining plc	4,585,855	26,925
	Great Portland Estates plc	5,554,467	26,220
	Safestore Holdings plc	3,054,493	25,480
	Clarkson plc	397,121	25,357
	Bodycote plc	2,516,034	24,558
	Grainger plc	10,399,211	24,540
	Premier Foods plc	9,277,034	24,346
*	Ocado Group plc	8,495,738	24,283
	Savills plc	1,905,259	23,644
	Volution Group plc	2,728,637	23,024
	Senior plc	5,761,830	22,519
	Travis Perkins plc	3,003,028	22,500
	4imprint Group plc	394,371	21,972
	Dunelm Group plc	1,793,373	20,976
	Elementis plc	8,233,042	19,846
	Firstgroup plc	7,899,592	19,747
	IntegraFin Holdings plc	3,942,206	19,614
	Supermarket Income REIT plc	16,771,280	19,480
	Zigup plc	3,108,198	19,460
	Pets at Home Group plc	6,557,275	18,719
[1]	Energean plc	1,816,685	18,688
	MONY Group plc	6,976,815	18,557
	Rathbones Group plc	815,170	18,340
*,3	Trustpilot Group plc	5,020,407	18,301
*,1	Vistry Group plc	4,619,710	18,287
	Breedon Group plc	4,030,318	18,046
*	Frasers Group plc	1,640,593	17,908
*,3	Trainline plc	5,583,355	17,826
	Ashmore Group plc	6,395,079	17,793
	Hays plc	22,741,913	17,366
[1]	Bytes Technology Group plc	3,178,761	17,289
*	Molten Ventures plc	2,085,376	17,205
	Baltic Classifieds Group plc	6,250,210	16,901
	Moonpig Group plc	4,392,721	16,281
*	Playtech plc	2,995,345	15,326
	Domino's Pizza Group plc	5,264,633	14,355
	Vesuvius plc	2,718,642	13,596
	Kainos Group plc	1,146,266	13,483
*	Mitchells & Butlers plc	3,595,786	13,312
[3]	CMC Markets plc	1,465,366	13,234
	Genuit Group plc	3,504,249	12,888
	Jupiter Fund Management plc	6,032,445	12,807
	Victrex plc	1,199,606	12,658
*	Close Brothers Group plc	2,164,648	12,425
	Morgan Advanced Materials plc	4,011,144	12,226
[3]	Spire Healthcare Group plc	3,876,325	12,217
	AG Barr plc	1,373,535	12,074
	Telecom Plus plc	1,034,080	11,849
[1]	J D Wetherspoon plc	1,054,754	11,109
*	IP Group plc	12,927,951	10,960
	WH Smith plc	1,810,252	10,594
	Ithaca Energy plc	3,208,190	10,477
	Ninety One plc	3,622,520	10,438
*,1	Oxford Nanopore Technologies plc	6,354,029	9,753
[1]	RHI Magnesita NV	244,430	9,463
[1]	Goodwin plc	39,320	9,228
[1]	Workspace Group plc	1,920,085	9,101
	Hilton Food Group plc	1,128,839	9,083

		Shares	Market Value ($000)
	Michael Page plc	3,637,961	8,942
	Wickes Group plc	3,184,341	8,506
[1]	Dr. Martens plc	7,970,190	8,335
*,1	Raspberry PI Holdings plc	904,973	7,983
*,3	Shawbrook Group plc	1,635,916	7,165
	Marshalls plc	3,284,344	7,133
	C&C Group plc	5,066,441	6,942
[1,3]	Ibstock plc	5,193,203	6,527
[1]	NCC Group plc	3,410,421	6,500
	Picton Property Income Ltd.	6,438,150	6,465
	AO World plc	4,252,716	5,614
*,1	THG plc	10,497,439	4,297
	Future plc	1,009,589	4,150
	Rank Group plc	2,635,434	3,432
[1]	Crest Nicholson Holdings plc	2,946,503	2,453
*,1,3	Aston Martin Lagonda Global Holdings plc	4,292,913	2,052
[1]	RHI Magnesita NV (XLON)	2,752	105
*,1,2	NMC Health plc	1,316,787	—
*,2	Intu Properties plc	14,406,415	—
*,2	Evraz plc	7,417,198	—
			54,752,806
Vietnam (0.0%)
*	Vingroup JSC	1,200	10
Total Common Stocks (Cost $375,697,254)			634,705,198
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	11,822,429	1,485,665
	Itau Unibanco Holding SA Preference Shares	79,773,424	674,962
	Petroleo Brasileiro SA - Petrobras Preference Shares	66,725,683	571,541
	Banco Bradesco SA Preference Shares	75,961,748	276,176
	Volkswagen AG Preference Shares	3,049,579	263,551
	Itausa SA Preference Shares	85,424,710	232,893
	Henkel AG & Co. KGaA Preference Shares	2,270,334	197,925
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	2,077,888	140,128
	Gerdau SA Preference Shares	18,265,134	90,008
	Grupo Cibest SA Preference Shares	3,698,226	87,327
	Hyundai Motor Co. Preference Shares (XKRX)	504,699	69,524
*	Axia Energia SA Preference Shares Class C	5,589,788	57,352
	FUCHS SE Preference Shares	988,441	45,815
	Hyundai Motor Co. Preference Shares	331,704	45,376
	Cia Energetica de Minas Gerais Preference Shares	19,582,271	43,807
	Embotelladora Andina SA Preference Shares Class B	6,050,099	30,128
	Grupo de Inversiones Suramericana SA Preference Shares	2,069,285	29,317
	Grifols SA Preference Shares Class B	3,726,609	29,068
	Metalurgica Gerdau SA Preference Shares	12,174,919	26,227
	Isa Energia Brasil SA Preference Shares	4,016,697	21,307
	Draegerwerk AG & Co. KGaA Preference Shares	125,134	15,865
	Sixt SE Preference Shares	227,828	15,771
	Bradespar SA Preference Shares	3,549,813	15,406
	Mirae Asset Securities Co. Ltd. Preference Shares	1,912,725	14,459
	Marcopolo SA Preference Shares	10,596,578	11,100
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,942	10,340
	LG Electronics Inc. Preference Shares	251,139	10,179
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,890,095	10,004
	KSB SE & Co. KGaA Preference Shares	9,971	9,591
	Unipar Carbocloro SA Preference Shares Class B	759,982	9,474
	LG Chem Ltd. Preference Shares	113,915	9,375
	Doosan Co. Ltd. Preference Shares	27,923	8,311
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	7,902
	Korea Investment Holdings Co. Ltd. Preference Shares	65,555	6,830
	Alpargatas SA Preference Shares	2,780,850	6,731
	Banco ABC Brasil SA Preference Shares	1,352,885	6,405
[2]	Hanwha Corp. Preference Shares	211,304	4,407
	Daishin Securities Co. Ltd. Preference Shares	298,023	4,060
	Amorepacific Corp. Preference Shares	131,385	3,989
	Corem Property Group AB Preference Shares	156,888	3,833
	Localiza Rent a Car SA Preference Shares	487,488	3,513
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	721,012	2,897
*	Braskem SA Preference Shares Class A	2,386,283	2,810

			Shares	Market Value ($000)
*,1		Samsung SDI Co. Ltd. Preference Shares	21,381	2,557
		Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	2,503
*		Randoncorp SA Preference Shares	2,467,111	2,385
		LG H&H Co. Ltd. Preference Shares	30,904	2,326
*		Axia Energia SA Preference Shares Class C ADR	191,773	1,960
		CJ CheilJedang Corp. Preference Shares	16,845	1,473
*		Raizen SA Preference Shares	16,595,771	851
		Hyundai Engineering & Construction Co. Ltd. Preference Shares	11,017	357
		Klabin SA Preference Shares	3	—
Total Preferred Stocks (Cost $2,894,154)				4,625,761
Rights (0.0%)
*,1		Clobot Co. Ltd. Exp. 8/14/2026	66,345	102
*,2		Greencore Group plc Share Incentive Plan CVR Exp. 1/16/2027	2,423,344	69
*		FII REC REND Exp. 10/19/2026	66,995	—
*,2		Brogent Technologies Inc. Exp. 8/12/2026	39,176	—
*,2		SONDA SA Exp. 8/29/2026	1,340,315	—
*		Innovation Sports Inc. Exp. 8/10/2026	168,589	—
Total Rights (Cost $—)				171
Warrants (0.0%)
*,1,2		Webuild SpA Exp. 8/31/2030	374,482	372
*		Berjaya Corp. Bhd. Exp. 1/6/2031	4,278,436	31
*		Malaysian Resources Corp. Bhd. Exp. 10/29/2027	2,634,201	10
*		VGI PCL Exp. 5/23/2027	16,082,270	5
*,2		Constellation Software Inc. Exp. 3/31/2040	256,880	—
Total Warrants (Cost $—)				418
		Coupon
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[6,7]	Vanguard Market Liquidity Fund (Cost $16,074,173)	3.718%	160,761,392	16,074,532
Total Investments (101.4%) (Cost $394,665,581)				655,406,080
Other Assets and Liabilities—Net (-1.4%)				(9,182,390)
Net Assets (100%)				646,223,690

Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,265,133.
2	Security value determined using significant unobservable inputs.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $13,966,568, representing 2.2% of net assets.

4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $11,054,049 was received for securities on loan.

ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	200	75,192	1,680
Euro Stoxx 50 Index	September 2026	19,123	1,405,354	12,531

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
FTSE 100 Index	September 2026	6,071	888,995	25,971
MSCI Emerging Markets Index	September 2026	17,066	1,401,375	(88,692)
S&P ASX 200 Index	September 2026	2,427	381,812	4,866
S&P TSX 60 Index	September 2026	2,070	615,603	5,986
Topix Index	September 2026	3,981	997,471	15,125
				(22,533)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	AUD	228,926	USD	161,288	—	(336)
State Street Bank & Trust Co.	9/16/2026	CAD	529,495	USD	381,573	—	(3,132)
JPMorgan Chase Bank, N.A.	9/16/2026	CAD	100,000	USD	70,636	836	—
BNP Paribas	9/16/2026	EUR	840,882	USD	973,000	—	(1,633)
State Street Bank & Trust Co.	9/16/2026	EUR	100,000	USD	115,733	—	(215)
Royal Bank of Canada	9/16/2026	GBP	357,659	USD	478,422	3,602	—
Wells Fargo Bank N.A.	9/16/2026	GBP	100,000	USD	132,350	2,422	—
Standard Chartered Bank	9/16/2026	INR	41,098,451	USD	427,392	1,714	—
HSBC Bank plc	9/16/2026	INR	23,876,902	USD	248,364	935	—
Royal Bank of Canada	9/16/2026	INR	21,817,826	USD	225,508	2,292	—
Wells Fargo Bank N.A.	9/16/2026	INR	16,233,086	USD	168,010	1,478	—
BNP Paribas	9/16/2026	INR	14,959,531	USD	155,573	619	—
Deutsche Bank AG	9/16/2026	INR	9,467,317	USD	98,178	670	—
Toronto-Dominion Bank	9/16/2026	INR	9,310,431	USD	96,855	354	—
Citibank, N.A.	9/16/2026	INR	7,116,657	USD	73,874	431	—
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	58,916,081	USD	365,558	6,029	—
Royal Bank of Canada	9/16/2026	JPY	36,701,718	USD	230,923	557	—
Wells Fargo Bank N.A.	9/16/2026	JPY	25,000,000	USD	157,184	493	—
Royal Bank of Canada	9/16/2026	USD	112,772	BRL	595,457	—	(3,445)
State Street Bank & Trust Co.	9/16/2026	USD	402,326	CHF	316,743	8,637	—
Wells Fargo Bank N.A.	9/16/2026	USD	140,965	EUR	122,994	—	(1,115)
Royal Bank of Canada	9/16/2026	USD	119,905	HKD	934,854	515	—
BNP Paribas	9/16/2026	USD	92,389	JPY	14,930,277	—	(1,777)
Royal Bank of Canada	9/16/2026	USD	14,882	KRW	22,885,762	—	(1,180)
State Street Bank & Trust Co.	9/16/2026	USD	269,295	SEK	2,535,224	2,426	—
Deutsche Bank AG	9/16/2026	USD	23,149	TWD	733,460	394	—
						34,404	(12,833)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Agricultural Bank of China Ltd. Class H	9/2/2027	MSBNA	23,358	(1.130)	3,822	—
Beijing Compass Technology Development Co. Ltd. Class A	9/2/2027	MSBNA	3,426	8.870	—	(57)
Beijing Kingsoft Office Software Inc. Class A	9/2/2027	MSBNA	7,948	1.370	2,480	—
Biwin Storage Technology Co. Ltd. Class A	9/2/2027	MSBNA	16,052	3.120	—	(8,014)
BYD Co. Ltd. Class H	9/2/2027	MSBNA	33,813	(1.630)	3,531	—
Cambricon Technologies Corp. Ltd. Class A	9/2/2027	MSBNA	57,038	(1.630)	—	(10,792)
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	9/2/2027	MSBNA	11,830	0.120	—	(1,817)
China Shenhua Energy Co. Ltd. Class H	2/3/2027	GSI	14,195	(0.130)	683	—
China Tourism Group Duty Free Corp. Ltd. Class H	9/2/2027	MSBNA	7,799	1.870	820	—
China XD Electric Co. Ltd. Class A	9/2/2027	MSBNA	4,331	6.370	—	(159)
East Money Information Co. Ltd. Class A	9/2/2027	MSBNA	20,381	(1.380)	—	(867)
Engie Brasil Energia SA	2/2/2027	GSI	15,071	(0.780)	—	(379)
Eve Energy Co. Ltd. Class A	9/2/2027	MSBNA	9,606	2.620	—	(742)
Foxconn Industrial Internet Co. Ltd. Class A	9/2/2027	MSBNA	29,931	(1.130)	—	(3,091)
FTSE China A Stock Connect CNY All Cap Index	5/21/2027	GSI	723,032	6.600	—	(22,122)
Guangdong HEC Technology Holding Co. Ltd. Class A	1/29/2027	JPMC	5,703	5.350	—	(1,309)
Hangzhou Chang Chuan Technology Co. Ltd. Class A	9/2/2027	MSBNA	15,651	2.370	—	(2,185)
Hapvida Participacoes e Investimentos SA	2/2/2027	GSI	4,327	5.370	132	—
Hygon Information Technology Co. Ltd. Class A	9/2/2027	MSBNA	62,330	(2.130)	—	(11,136)
Kiler Holding A/S	2/2/2027	GSI	3,650	11.380	—	(763)
Leejam Sports Co. JSC	2/2/2027	JPMC	1,766	6.370	154	—
MBRF Global Foods Co. SA	2/2/2027	GSI	12,128	(0.130)	1,712	—
Peker Gayrimenkul Yatirim Ortakligi A/S	2/2/2027	GSI	9,687	2.380	—	(149)
Ral Yatirim Holding A/S	2/2/2027	GSI	4,977	8.380	7	—
Sanan Optoelectronics Co. Ltd. Class A	1/29/2027	JPMC	4,353	5.350	—	(1,182)
Seres Group Co. Ltd. Class A	9/2/2027	MSBNA	7,499	0.370	351	—
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	9/2/2027	MSBNA	10,157	0.120	2,023	—
Sharetronic Data Technology Co. Ltd. Class A	9/2/2027	MSBNA	11,538	4.770	—	(2,970)
Shenzhen Longsys Electronics Co. Ltd. Class A	2/4/2028	CITNA	11,128	(1.130)	—	(862)
TongFu Microelectronics Co. Ltd. Class A	1/29/2027	JPMC	5,430	5.350	—	(1,055)
Verisilicon Microelectronics Shanghai Co. Ltd. Class A	2/2/2027	CITNA	7,149	4.870	—	(1,019)
Victory Giant Technology Huizhou Co. Ltd. Class A	9/2/2027	MSBNA	17,226	1.370	—	(5,894)
Wuliangye Yibin Co. Ltd. Class A	9/2/2027	MSBNA	21,547	(0.630)	1,386	—
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1/29/2027	JPMC	5,412	6.350	—	(643)
					17,101	(77,207)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $11,899 and cash of $520 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	61,223,205	330,882	—	61,554,087
Common Stocks—Other	2,747,631	570,197,202	206,278	573,151,111
Preferred Stocks	2,365,114	2,256,240	4,407	4,625,761
Rights	102	—	69	171
Warrants	46	—	372	418
Temporary Cash Investments	16,074,532	—	—	16,074,532
Total	82,410,630	572,784,324	211,126	655,406,080

Derivative Financial Instruments
Assets
Futures Contracts[1]	66,159	—	—	66,159
Forward Currency Contracts	—	34,404	—	34,404
Swap Contracts	—	17,101	—	17,101
Total	66,159	51,505	—	117,664
Liabilities
Futures Contracts[1]	(88,692)	—	—	(88,692)
Forward Currency Contracts	—	(12,833)	—	(12,833)
Swap Contracts	—	(77,207)	—	(77,207)
Total	(88,692)	(90,040)	—	(178,732)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	700,169	—	—	—	48,147	14,056	—	748,316
Vanguard Market Liquidity Fund	11,091,214	NA1	NA1	(82)	(1,102)	122,172	—	16,074,532
Total	11,791,383	—	—	(82)	47,045	136,228	—	16,822,848

1	Not applicable—purchases and sales are for temporary cash investment purposes.